================================================================================
                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM N-Q

            QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES

                 Investment Company Act file number 811-03605

                         Northern Institutional Funds
              (Exact name of registrant as specified in charter)

                            50 South LaSalle Street
                               Chicago, IL 60603
              (Address of principal executive offices) (Zip code)

                         Lloyd A. Wennlund, President
                         Northern Institutional Funds
                            50 South LaSalle Street
                               Chicago, IL 60603
                    (Name and address of agent for service)

      Registrant's telephone number, including area code: (312) 557-7547

                     Date of fiscal year end: November 30

                  Date of reporting period: February 28, 2007

================================================================================

Item 1. Schedule of Investments.

The registrant's schedule of investments pursuant to Rule 30b1-5 under the Investment Company Act of 1940, as amended (the "1940 Act"), is as follows:

[Insert here.]

FIXED INCOME PORTFOLIOS

SCHEDULE OF INVESTMENTS

BOND PORTFOLIO

                                                              PRINCIPAL
                                                               AMOUNT   VALUE
                                                               (000S)   (000S)
                                                              --------- -------
ASSET-BACKED SECURITIES - 16.4%

Commercial Mortgage Services - 16.4%

   Bear Stearns Commercial Mortgage Securities, Series
     2005-PWR9, Class A2,
     4.74%, 9/11/42                                            $2,090   $ 2,068

   Bear Stearns Commercial Mortgage Securities, Series
     2006-PW13, Class A4,
     5.54%, 9/11/41                                             2,725     2,775

   Chase Manhattan Bank-First Union National Bank, Series
     1999-1, Class A2,
     7.44%, 8/15/31                                             2,000     2,090

   Commercial Mortgage Acceptance Corp., Series 1998-C2,
     Class A3,
     6.04%, 9/15/30                                             2,080     2,093

   Credit Suisse First Boston Mortgage Securities Corp.,
     Series 2002-CKN2, Class A3,
     6.13%, 4/15/37                                             2,250     2,346

   Credit Suisse First Boston Mortgage Securities Corp.,
     Series 2004-C5, Class A2,
     4.18%, 11/15/37                                            2,955     2,879

   Greenwich Capital Commercial Funding Corp., Series
     2006-GG7, Class A4,
     5.91%, 7/10/38                                             2,975     3,126

   JP Morgan Chase Commercial Mortgage Securities Corp.,
     Series 2003-C1, Class A1,
     4.28%, 1/12/37                                             1,754     1,717

   JP Morgan Chase Commercial Mortgage Securities Corp.,
     Series 2005-LDP1, Class A2,
     4.63%, 3/15/46                                             1,820     1,796

   LB-UBS Commercial Mortgage Trust, Series 2005-C3, Class
     A2,
     4.55%, 7/15/30                                             2,820     2,778

   LB-UBS Commercial Mortgage Trust, Series 2005-C5, Class
     A2,
     4.89%, 9/15/30                                             2,170     2,159

   LB-UBS Commercial Mortgage Trust, Series 2006-C6, Class
     A4,
     5.37%, 9/15/39                                             2,600     2,617

   Merrill Lynch Mortgage Trust, Series 2004-BPC1, Class A2,
     4.07%, 10/12/41                                            1,915     1,869

   Morgan Stanley Capital I, Series 2003-IQ6, Class A4,
     4.97%, 12/15/41                                            2,545     2,517

   Morgan Stanley Capital I, Series 2006- HQ9, Class A4,
     5.73%, 7/12/44                                             3,505     3,614

   Morgan Stanley Dean Witter Capital I, Series 2001-TOP1,
     Class A4,
     6.66%, 2/15/33                                             2,675     2,801

   Morgan Stanley Dean Witter Capital I, Series 2001-TOP3,
     Class A4,
     6.39%, 7/15/33                                             2,290     2,394
                                                                        -------
                                                                         41,639
                                                                        -------
Total Asset-Backed Securities
(Cost $42,073)                                                           41,639

CORPORATE BONDS - 20.3%

Aerospace/Defense - 0.5%
   L-3 Communications Corp.,
   7.63%, 6/15/12                                               1,260     1,307
Apparel - 0.6%
   Levi Strauss & Co.,
     12.25%, 12/15/12                                           1,445     1,595
Banks - 0.3%
   RBS Capital Trust III,
     5.51%, 9/29/49                                               895       893

Diversified Financial Services - 6.3%
   ANZ Capital Trust, /(1) (2)/
     4.48%, 1/29/49                                             1,325     1,295

   Capital One Capital IV,
     6.75%, 2/17/37 +                                           1,140     1,159

   General Electric Capital Corp.,
     5.88%, 2/15/12                                             2,505     2,594

   Goldman Sachs Group, Inc.,
     5.63%, 1/15/17                                               825       826
     6.45%, 5/1/36                                              1,060     1,107

   International Lease Finance Corp.,
     5.35%, 3/1/12                                              1,500     1,510

   Merrill Lynch & Co., Inc.,
     6.11%, 1/29/37                                             1,215     1,214

FIXED INCOME PORTFOLIOS 1 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

                                                  FEBRUARY 28, 2007 (UNAUDITED)

                                                             PRINCIPAL
                                                              AMOUNT   VALUE
                                                              (000S)   (000S)
                                                             --------- -------
CORPORATE BONDS - 20.3% - CONTINUED

Diversified Financial Services - 6.3% - (continued)

   Power Receivable Finance LLC, /(1) (2)/
     6.29%, 1/1/12                                            $1,125   $ 1,134

   Residential Capital Corp.,
     7.19%, 4/17/09 + /(1) (2)/                                1,535     1,532

     6.38%, 6/30/10                                            1,500     1,513

   Swiss Re Capital I LP, /(1) (2)/
     6.85%, 5/29/49 +                                            740       784

   USB Realty Corp., /(1) (2)/
     6.09%, 12/22/49 +                                         1,300     1,323
                                                                       -------
                                                                        15,991
                                                                       -------
Electric - 2.3%

   AES Corp.,
     9.50%, 6/1/09 +                                           1,425     1,514

   Edison Mission Energy,
     7.73%, 6/15/09                                            1,210     1,249

   PSEG Energy Holdings LLC,
     10.00%, 10/1/09 +                                         1,820     1,986

   TXU Electric Delivery Co.,
     7.25%, 1/15/33                                              960     1,100
                                                                       -------
                                                                         5,849
                                                                       -------
Healthcare - Services - 0.4%

   HCA, Inc., /(2)/
     9.13%, 11/15/14 +                                           895       953

Holding Companies - Diversified - 0.5%

   Kansas City Southern Railway,
     9.50%, 10/1/08                                            1,130     1,181

Insurance - 1.8%

   AMBAC Financial Group, Inc.,
     6.15%, 2/15/37 +                                          1,400     1,392

   Genworth Financial, Inc.,
     6.15%, 11/15/66                                           1,020     1,026

   Lincoln National Corp.,
     7.00%, 5/17/66 +                                            950     1,016

   Metlife, Inc.,
     6.40%, 12/15/36 +                                         1,130     1,151
                                                                       -------
                                                                         4,585
                                                                       -------
Machinery - Diversified - 0.5%

   Case New Holland, Inc.,
     9.25%, 8/1/11                                             1,090     1,150

Media - 0.8%

   Charter Communications Operating LLC/Charter
     Communications Operating Capital, /(2)/
     8.00%, 4/30/12                                            1,275     1,336

   Comcast Corp.,
     4.95%, 6/15/16 +                                            810       779
                                                                       -------
                                                                         2,115
                                                                       -------
Oil & Gas - 1.9%

   Apache Corp.,
     6.00%, 1/15/37                                              630       648

   Chesapeake Energy Corp.,
     7.50%, 6/15/14 +                                            890       932

   Premcor Refining Group (The), Inc.,
     9.50%, 2/1/13                                               750       807
     6.75%, 5/1/14                                             2,370     2,473
                                                                       -------
                                                                         4,860
                                                                       -------
Oil & Gas Services - 0.4%

   Dresser-Rand Group, Inc.,
     7.38%, 11/1/14 +                                          1,030     1,045

Pipelines - 1.2%

   Consolidated Natural Gas Co.,
     5.00%, 3/1/14                                             1,085     1,063

   Kinder Morgan Energy Partners LP,
     6.00%, 2/1/17                                             1,040     1,064

   Williams Cos., Inc.,
     8.13%, 3/15/12 +                                            960     1,042
                                                                       -------
                                                                         3,169
                                                                       -------
Real Estate Investment Trusts - 0.9%

   iStar Financial, Inc.,
     5.88%, 3/15/16 +                                          1,010     1,013

   Simon Property Group LP,
     5.25%, 12/1/16                                            1,265     1,255
                                                                       -------
                                                                         2,268
                                                                       -------
Retail - 0.6%

   Home Depot, Inc.,
     5.88%, 12/16/36                                           1,500     1,505

Telecommunications - 1.3%

   Embarq Corp.,
     7.08%, 6/1/16 +                                           1,010     1,044

   Sprint Capital Corp.,
     6.90%, 5/1/19 +                                           1,020     1,071

        NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT 2 FIXED INCOME PORTFOLIOS

FIXED INCOME PORTFOLIOS

SCHEDULE OF INVESTMENTS

BOND PORTFOLIO (continued)

                                                           PRINCIPAL
                                                            AMOUNT     VALUE
                                                            (000S)     (000S)
                                                          -----------  -------
CORPORATE BONDS - 20.3% - CONTINUED

Telecommunications - 1.3% - (continued)

   Verizon Global Funding Corp.,
     5.85%, 9/15/35 +                                       $1,125     $ 1,098
                                                                       -------
                                                                         3,213
                                                                       -------
Total Corporate Bonds
(Cost $51,120)                                                          51,679

                                                           PRINCIPAL
                                                            AMOUNT     VALUE
                                                          (000S) /(3)/ (000S)
                                                          -----------  -------
FOREIGN BONDS - 2.4%

Aerospace/Defense - 0.2%

   Rolls-Royce Group PLC.,
     4.50%, 3/16/11                                            400         535

Banks - 0.7%

   Barclays Bank PLC.,
     4.88%, 12/29/49                                           500         650

   HT1 Funding GMBH,
     6.35%, 7/29/49                                            750       1,061
                                                                       -------
                                                                         1,711
                                                                       -------
Chemicals - 0.4%

   Bayer A.G.,
     6.00%, 4/10/12                                            650         923

Oil & Gas - 0.3%

   Dong Energy A/S,
     5.50%, 6/29/15                                            500         671

Telecommunications - 0.6%

   Telecom Italia Finance S.A.,
     7.75%, 1/24/33                                          1,000       1,613

Transportation Equipment - 0.2%

   TPG,
     3.88%, 6/1/15                                             500         628
                                                                       -------
Total Foreign Bonds
(Cost $5,802)                                                            6,081

FOREIGN ISSUER BONDS - 4.3%

Banks - 2.1%

   HSBC Holdings PLC,
     6.50%, 5/2/36                                           1,245       1,365

   Lloyds TSB Group PLC, /(2)/
     6.27%, 12/31/49                                         2,530       2,551

   Shinsei Finance Cayman Ltd., /(1) (2)/
     6.42%, 1/29/49                                          1,490       1,509
                                                                       -------
                                                                         5,425
                                                                       -------
Diversified Financial Services - 0.9%

   MUFG Capital Finance 1 Ltd.,
     6.35%, 7/29/49                                          1,415       1,468

   SMFG Preferred Capital 1 Ltd., /(1) (2)/
     6.08%, 1/29/49                                            805         814
                                                                       -------
                                                                         2,282
                                                                       -------
Insurance - 1.3%

   Allied World Assurance Holdings Ltd. of Bermuda,
     7.50%, 8/1/16                                             845         925

   AXA S.A., /(2)/
     6.46%, 12/14/18                                         1,450       1,440

   Catlin Insurance Co. Ltd., /(2)/
     7.25%, 1/19/17                                            970         994
                                                                       -------
                                                                         3,359
                                                                       -------
Total Foreign Issuer Bonds
(Cost $10,794)                                                          11,066

U.S. GOVERNMENT AGENCIES - 38.2% /(4)/

Fannie Mae - 17.8%

   Pool #255452,
     5.50%, 10/1/19                                          2,330       2,338

   Pool #535982,
     7.50%, 5/1/31                                             133         139

   Pool #545437,
     7.00%, 2/1/32                                              15          15

   Pool #545757,
     7.00%, 6/1/32                                           2,548       2,634

   Pool #585617, /(5)/
     7.00%, 5/1/31                                              --          --

   Pool #703439,
     5.00%, 6/1/18                                              69          68

   Pool #725424,
     5.50%, 4/1/34                                           8,553       8,504

   Pool #725787,
     5.00%, 9/1/19                                           6,121       6,049

   Pool #785242,
     5.50%, 6/1/19                                             113         114

FIXED INCOME PORTFOLIOS 3 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

                                                  FEBRUARY 28, 2007 (UNAUDITED)

                                                           PRINCIPAL
                                                            AMOUNT     VALUE
                                                            (000S)     (000S)
                                                          ----------- --------
U.S. GOVERNMENT AGENCIES - 38.2% /(4)/ - CONTINUED

Fannie Mae - 17.8% - (continued)

   Pool #831810,
     6.00%, 9/1/36                                        $     5,127 $  5,171

   Pool #869217,
     5.47%, 2/1/36                                              3,601    3,617

   Pool #893082,
     5.86%, 9/1/36                                              2,481    2,505

   Pool TBA, /(6)/
     4.50%, 3/15/19                                             7,090    6,871
     5.50%, 12/31/49                                              740      734
     6.00%, 12/31/49                                              275      277
     6.50%, 12/31/49                                            6,175    6,295
                                                                      --------
                                                                        45,331
                                                                      --------
Freddie Mac Gold - 19.4%

   Pool #A46279,
     5.00%, 7/1/35                                              7,782    7,559

   Pool #C00910,
     7.50%, 1/1/30                                                789      824

   Pool TBA, /(6)/
     5.50%, 3/15/30                                            21,350   21,183
     6.00%, 3/15/30                                            18,395   18,562
     5.00%, 12/31/49                                            1,191    1,156
                                                                      --------
                                                                        49,284
                                                                      --------
Government National Mortgage Association - 1.0%

   Pool #595091,
     6.00%, 10/15/32                                              758      771

   Pool #597572,
     5.50%, 9/15/35                                                49       49

   Pool #627123,
     5.50%, 3/15/34                                             1,628    1,627

   Pool #781688,
     6.00%, 12/15/33                                               72       73
                                                                      --------
                                                                         2,520
                                                                      --------
Total U.S. Government Agencies
(Cost $97,172)                                                          97,135

U.S. GOVERNMENT OBLIGATIONS - 11.1%

U.S. Treasury Bond - 1.3%
     4.50%, 2/15/36 +                                           3,495    3,390

U.S. Treasury Notes - 9.8%
     4.63%, 12/31/11 +                                          6,145    6,171
     4.63%, 2/15/17 +                                          18,668   18,776
                                                                      --------
                                                                        24,947
                                                                      --------
Total U.S. Government Obligations
(Cost $27,920)                                                          28,337

                                                            NUMBER     VALUE
                                                           OF SHARES   (000S)
                                                          ----------- --------
INVESTMENT COMPANY - 8.3%

   Northern Institutional Funds -
     Liquid Assets Portfolio /(7)/                         21,180,332   21,180
                                                                      --------
Total Investment Company
(Cost $21,180)                                                          21,180

                                                           PRINCIPAL
                                                            AMOUNT     VALUE
                                                            (000S)     (000S)
                                                          ----------- --------
SHORT-TERM INVESTMENTS - 30.3%
   FHLB Discount Note,
     5.21%, 3/1/07                                        $    38,384   38,384
   ING Bank, Amsterdam,
     Eurodollar Time Deposit,
     5.36%, 3/1/07                                             38,622   38,622
                                                                      --------
Total Short-Term Investments
(Cost $77,006)                                                          77,006

Total Investments - 131.3%
                                                                      --------
(Cost $333,067)                                                        334,123
   Liabilities less Other Assets - (31.3)%                             (79,693)
                                                                      --------
NET ASSETS - 100.0%                                                   $254,430

        NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT 4 FIXED INCOME PORTFOLIOS

FIXED INCOME PORTFOLIOS

SCHEDULE OF INVESTMENTS

BOND PORTFOLIO (continued)
--------
(1) Restricted security that has been deemed illiquid. At February 28, 2007, the value of these restricted illiquid securities amounted to approximately $8,391,000 or 3.3% of net assets. Additional information on each restricted illiquid security is as follows:

                                                                    ACQUISITION
                                                        ACQUISITION    COST
SECURITY                                                   DATE       (000S)
--------                                                ----------- -----------
ANZ Capital Trust,
4.48%, 1/29/49                                            9/21/06     $1,286

Power Receivable Finance LLC,
6.29%, 1/1/12                                             9/30/03      1,125

Residential Capital Corp.,
7.19%, 4/17/09                                            9/29/06      1,542

Shinsei Finance Cayman Ltd.,
6.42%, 1/29/49                                            2/16/06      1,496

SMFG Preferred Capital 1 Ltd.,
6.08%, 1/29/49                                           12/13/06        805

Swiss Re Capital I LP,
6.85%, 5/29/49                                             5/4/06        740

USB Realty Corp.,
6.09%, 12/22/49                                           1/19/07      1,311

(2) Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(3) Principal amounts stated in local currencies.
(4) The obligations of certain U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury.
(5) Security's par value is less than $500.00.
(6) When-Issued Security
(7) Investment relates to cash collateral received from portfolio securities loaned.

+   Security is either wholly or partially on loan.

At February 28, 2007, the Bond Portfolio had outstanding forward foreign currency exchange contracts as follows:

                          AMOUNT       IN       AMOUNT
                          (LOCAL    EXCHANGE    (LOCAL              UNREALIZED
CONTRACTS TO             CURRENCY)    FOR      CURRENCY) SETTLEMENT    GAIN
DELIVER CURRENCY          (000S)    CURRENCY    (000S)      DATE      (000S)
----------------         --------- ----------- --------- ---------- ----------
Japanese
Yen                       890,000  U.S. Dollar    7,553   3/26/07      $ 11
                                   Japanese
U.S. Dollar                 7,353  Yen          890,000   3/26/07       189
                                                                       ----
Total                                                                  $200

Federal Tax Information:

At February 28, 2007, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments                              $333,067
                                                             --------
Gross tax appreciation of investments                        $  2,391
Gross tax depreciation of investments                          (1,335)
                                                             --------
Net tax depreciation of investments                          $  1,056
                                                             --------

FIXED INCOME PORTFOLIOS 5 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

FIXED INCOME PORTFOLIOS

SCHEDULE OF INVESTMENTS

CORE BOND PORTFOLIO

                                                              PRINCIPAL
                                                               AMOUNT   VALUE
                                                               (000S)   (000S)
                                                              --------- -------
ASSET-BACKED SECURITIES - 17.2%

Commercial Mortgage Services - 17.2%

   Banc of America Commercial
     Mortgage, Inc., Series 2004-5,
     Class A2,
     4.18%, 11/10/41                                           $1,115   $ 1,091

   Bear Stearns Commercial Mortgage
     Securities,
     5.54%, 9/11/41                                             1,800     1,833

   Bear Stearns Commercial Mortgage
     Securities, Series 2005-PWR9,
     Class A2,
     4.74%, 9/11/42                                             1,890     1,870

   Chase Manhattan Bank-First Union
     National Bank, Series 1999-1,
     Class A2,
     7.44%, 8/15/31                                             1,550     1,620

   Commercial Mortgage Acceptance
     Corp., Series 1998-C2, Class A3,
     6.04%, 9/15/30                                               985       991

   Commercial Mortgage Asset Trust,
     Series 1999-C1, Class A3,
     6.64%, 1/17/32                                               900       922

   Credit Suisse First Boston Mortgage
     Securities Corp., Series 2002-CKN2,
     Class A3,
     6.13%, 4/15/37                                             1,680     1,751

   Credit Suisse First Boston Mortgage
     Securities Corp., Series 2004-C5,
     Class A2,
     4.18%, 11/15/37                                            1,720     1,676

   GMAC Commercial Mortgage
     Securities, Inc., Series 2002-C3,
     Class A2,
     4.93%, 7/10/39                                               640       634

   Greenwich Capital Commercial
     Funding Corp., Series 2003-C2,
     Class A4,
     4.92%, 1/5/36                                              2,735     2,697

   Greenwich Capital Commercial
     Funding Corp., Series 2005-GG3,
     Class A2,
     4.31%, 8/10/42                                               465       456

   Greenwich Capital Commercial
     Funding Corp., Series 2006-GG7,
     Class A4,
     5.91%, 7/10/38                                             1,830     1,923

   JP Morgan Chase Commercial
     Mortgage Securities Corp.,
     Series 2003-C1, Class A1,
     4.28%, 1/12/37                                            $  366   $   358

   JP Morgan Chase Commercial
     Mortgage Securities Corp.,
     Series 2005-LDP1, Class A2,
     4.63%, 3/15/46                                               660       651

   LB-UBS Commercial Mortgage Trust,
     5.37%, 9/15/39                                             1,800     1,812

   LB-UBS Commercial Mortgage Trust,
     Series 2005-C3, Class A2,
     4.55%, 7/15/30                                             1,707     1,682

   LB-UBS Commercial Mortgage Trust,
     Series 2005-C5, Class A2,
     4.89%, 9/15/30                                             2,095     2,084

   Merrill Lynch Mortgage Trust,
     Series 2004-BPC1, Class A2,
     4.07%, 10/12/41                                              980       956

   Morgan Stanley Capital I,
     Series 2003-IQ6, Class A4,
     4.97%, 12/15/41                                            2,135     2,111

   Morgan Stanley Capital I,
     Series 2003-T11, Class A4,
     5.15%, 6/13/41                                             1,800     1,799

   Morgan Stanley Capital I,
     Series 2006-HQ9, Class A4,
     5.73%, 7/12/44                                             1,945     2,005

   Morgan Stanley Dean Witter Capital I,
     Series 2001-TOP1, Class A4,
     6.66%, 2/15/33                                               480       503

   Morgan Stanley Dean Witter Capital I,
     Series 2001-TOP3, Class A4,
     6.39%, 7/15/33                                             1,890     1,976
                                                                        -------
                                                                         33,401
                                                                        -------
Total Asset-Backed Securities
(Cost $ 33,385)                                                          33,401

CORPORATE BONDS - 17.7%

Banks - 0.3%

   RBS Capital Trust III,
     5.51%, 9/29/49                                               530       529

FIXED INCOME PORTFOLIOS 1 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

                                                  FEBRUARY 28, 2007 (UNAUDITED)

                                                              PRINCIPAL
                                                               AMOUNT   VALUE
                                                               (000S)   (000S)
                                                              --------- -------
CORPORATE BONDS - 17.7% - CONTINUED

Diversified Financial Services - 9.1%

   Allstate Life Global Funding Trusts,
     4.50%, 5/29/09 +                                          $  515   $   509

   American General Finance Corp.,
     5.38%, 10/1/12 +                                           1,380     1,395

   ANZ Capital Trust, /(1)/ /(2)/
     4.48%, 1/29/49                                               915       894

   Capital One Capital IV,
     6.75%, 2/17/37 +                                             880       895

   Citigroup, Inc.,
     5.00%, 9/15/14                                               980       962

   General Electric Capital Corp.,
     5.88%, 2/15/12 +                                           2,075     2,149

   Goldman Sachs Group, Inc.,
     5.63%, 1/15/17 +                                             765       766
     6.45%, 5/1/36 +                                            1,150     1,201

   International Lease Finance Corp.,
     5.35%, 3/1/12                                              1,145     1,152

   Lehman Brothers Holdings, Inc.,
     5.25%, 2/6/12                                              1,000     1,002

   Merrill Lynch & Co., Inc.,
     6.11%, 1/29/37                                               925       924

   Morgan Stanley,
     5.75%, 10/18/16                                              945       963

   Nelnet, Inc.,
     5.13%, 6/1/10                                                930       911

   Power Receivable Finance LLC, /(1)/ /(2)/
     6.29%, 1/1/12 +                                              245       247

   Residential Capital Corp.,
     6.38%, 6/30/10                                             2,065     2,083

   Swiss Re Capital I LP, /(1)/ /(2)/
     6.85%, 5/29/49 +                                             565       599

   USB Realty Corp., /(1)/ /(2)/
     6.09%, 12/22/49                                            1,000     1,018
                                                                        -------
                                                                         17,670
                                                                        -------
Electric - 0.5%

   Public Service Electric & Gas,
     4.00%, 11/1/08                                               250       245

   TXU Electric Delivery Co.,
     7.25%, 1/15/33                                               740       848
                                                                        -------
                                                                          1,093
                                                                        -------
Insurance - 2.2%

   AMBAC Financial Group, Inc.,
     6.15%, 2/15/37 +                                           1,075     1,069

   Genworth Financial, Inc.,
     6.15%, 11/15/66                                              800       804

   Lincoln National Corp.,
     7.00%, 5/17/66 +                                           1,030     1,102

   Metlife, Inc.,
     6.40%, 12/15/36 +                                          1,260     1,283
                                                                        -------
                                                                          4,258
                                                                        -------
Media - 0.3%

   Comcast Corp.,
     4.95%, 6/15/16 +                                             615       592

Oil & Gas - 1.2%

   Apache Corp.,
     6.00%, 1/15/37                                               485       499

   Premcor Refining Group (The), Inc.,
     9.50%, 2/1/13                                                340       366
     6.75%, 5/1/14                                              1,500     1,565
                                                                        -------
                                                                          2,430
                                                                        -------
Pipelines - 0.7%

   Consolidated Natural Gas Co.,
     5.00%, 3/1/14                                                585       573

   Kinder Morgan Energy Partners LP,
     6.00%, 2/1/17                                                800       819
                                                                        -------
                                                                          1,392
                                                                        -------
Real Estate Investment Trusts - 1.0%

   iStar Financial, Inc.,
     5.88%, 3/15/16                                             1,025     1,028

   Simon Property Group LP,
     5.25%, 12/1/16                                               980       972
                                                                        -------
                                                                          2,000
                                                                        -------
Retail - 0.6%

   Home Depot, Inc.,
     5.88%, 12/16/36                                            1,125     1,129
                                                                        -------
Telecommunications - 1.8%

   Embarq Corp.,
     7.08%, 6/1/16 +                                              865       895

   Sprint Capital Corp.,
     6.90%, 5/1/19                                                780       819

   Verizon Global Funding Corp.,
     5.85%, 9/15/35 +                                             975       951

        NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT 2 FIXED INCOME PORTFOLIOS

FIXED INCOME PORTFOLIOS

SCHEDULE OF INVESTMENTS

CORE BOND PORTFOLIO (continued)

                                                              PRINCIPAL
                                                               AMOUNT   VALUE
                                                               (000S)   (000S)
                                                              --------- -------
CORPORATE BONDS - 17.7% - CONTINUED

Telecommunications - 1.8% - (continued)

   Verizon New Jersey, Inc.,
     5.88%, 1/17/12                                            $  510   $   522

   Verizon of New England, Inc.,
     6.50%, 9/15/11                                               260       271
                                                                        -------
                                                                          3,458
                                                                        -------
Total Corporate Bonds
(Cost $34,178)                                                           34,551

FOREIGN ISSUER BONDS - 5.4%

Banks - 2.2%

   HSBC Holdings PLC,
     6.50%, 5/2/36                                                970     1,063

   Lloyds TSB Group PLC, /(1)/ /(2)/
     6.27%, 12/31/49                                            1,975     1,991

   Shinsei Finance Cayman Ltd., /(1)/ /(2)/
     6.42%, 1/29/49 +                                           1,220     1,236
                                                                        -------
                                                                          4,290
                                                                        -------
Diversified Financial Services - 0.9%

   MUFG Capital Finance 1 Ltd.,
     6.35%, 7/29/49                                             1,090     1,131

   SMFG Preferred Capital
     1 Ltd., /(1)/ /(2)/
     6.08%, 1/29/49 +                                             605       612
                                                                        -------
                                                                          1,743
                                                                        -------
Insurance - 1.4%

   Allied World Assurance Holdings Ltd. of Bermuda,
     7.50%, 8/1/16                                                825       903

   AXA S.A., /(1)/ /(2)/
     6.46%, 12/14/18 +                                          1,125     1,118

   Catlin Insurance Co. Ltd., /(2)/
     7.25%, 1/19/17                                               815       835
                                                                        -------
                                                                          2,856
                                                                        -------
Telecommunications - 0.9%

   Telecom Italia Capital S.A.,
     6.38%, 11/15/33 +                                          1,040     1,015

   Telefonos de Mexico S.A. de CV,
     4.75%, 1/27/10                                               685       676
                                                                        -------
                                                                          1,691
                                                                        -------
Total Foreign Issuer Bonds
(Cost $10,358)                                                           10,580

U.S. GOVERNMENT AGENCIES - 35.9% /(3)/
Fannie Mae - 22.6%

   Pool #255452,
     5.50%, 10/1/19                                             1,368     1,373

   Pool #255934,
     6.00%, 11/1/35                                               453       457

   Pool #535714,
     7.50%, 1/1/31                                                 62        65

   Pool #545757,
     7.00%, 6/1/32                                                493       510

   Pool #555599,
     7.00%, 4/1/33                                                147       152

   Pool #651897,
     7.00%, 8/1/32                                                306       316

   Pool #656035,
     7.50%, 9/1/32                                                 82        85

   Pool #703439,
     5.00%, 6/1/18                                              1,077     1,066

   Pool #712130,
     7.00%, 6/1/33                                                 81        84

   Pool #725424,
     5.50%, 4/1/34                                              4,838     4,811

   Pool #725787,
     5.00%, 9/1/19                                              2,197     2,171

   Pool #733868,
     6.00%, 12/1/32                                               618       627

   Pool #735931,
     5.00%, 10/1/20                                               364       359

   Pool #794338,
     6.00%, 9/1/34                                              1,131     1,143

   Pool #796371,
     5.00%, 10/1/19                                               266       263

   Pool #797773,
     5.00%, 3/1/20                                                201       198

   Pool #814782,
     7.00%, 4/1/35                                                 47        49

FIXED INCOME PORTFOLIOS 3 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

                                                  FEBRUARY 28, 2007 (UNAUDITED)

                                                           PRINCIPAL
                                                            AMOUNT     VALUE
                                                            (000S)     (000S)
                                                          ----------- --------
U.S. GOVERNMENT AGENCIES - 35.9% /(3)/ - CONTINUED

Fannie Mae - 22.6% - (continued)

   Pool #831810,
     6.00%, 9/1/36                                        $     4,210 $  4,247

   Pool #839291,
     5.00%, 9/1/20                                                146      144

   Pool #869217,
     5.47%, 2/1/36                                              3,126    3,139

   Pool #893082,
     5.86%, 9/1/36                                              1,935    1,953

   Pool TBA, /(4)/
     5.50%, 3/1/18                                                485      486
     4.50%, 3/15/19                                             5,385    5,218
     6.50%, 3/1/30                                              4,720    4,812
     5.50%, 3/1/37                                             10,400   10,316
                                                                      --------
                                                                        44,044
                                                                      --------
Freddie Mac Gold - 12.7%

   Pool #A41893,
     5.00%, 1/1/36                                              7,530    7,315

   Pool #A46279,
     5.00%, 7/1/35                                                225      219

   Pool #G01186,
     7.50%, 2/1/31                                                 14       14

   Pool TBA, /(4)/
     6.00%, 3/15/30                                             7,015    7,079
     5.50%, 3/15/34                                            10,185   10,105
                                                                      --------
                                                                        24,732
                                                                      --------
Government National Mortgage Association - 0.6%

   Pool #595091,
     6.00%, 10/15/32                                              375      382

   Pool #604183,
     5.50%, 4/15/33                                                67       67

   Pool #627123,
     5.50%, 3/15/34                                               599      599

   Pool #633627,
     5.50%, 9/15/34                                                80       80
                                                                      --------
                                                                         1,128
                                                                      --------
Total U.S. Government Agencies
(Cost $69,895)                                                          69,904

U.S. GOVERNMENT OBLIGATIONS - 12.4%

U.S. Treasury Bonds - 1.0%
     4.50%, 2/15/36 +                                             714      693

   Principal Only Treasury Strip,
     0.00%, 5/15/30 +                                           3,724    1,247
                                                                      --------
                                                                         1,940
                                                                      --------
U.S. Treasury Notes - 11.4%
                                                                      --------
     4.63%, 11/15/09 +                                          2,828    2,831
     4.63%, 12/31/11 +                                         15,645   15,713
     4.63%, 2/15/17 +                                           3,625    3,646
                                                                      --------
                                                                        22,190
                                                                      --------
Total U.S. Government Obligations
(Cost $23,992)                                                          24,130

                                                            NUMBER     VALUE
                                                           OF SHARES   (000S)
                                                          ----------- --------
INVESTMENT COMPANY - 15.1%

   Northern Institutional Funds -
     Liquid Assets Portfolio /(5)/                         29,365,039   29,365
                                                                      --------
Total Investment Company
(Cost $29,365)                                                          29,365

                                                           PRINCIPAL
                                                            AMOUNT     VALUE
                                                            (000S)     (000S)
                                                          ----------- --------
SHORT-TERM INVESTMENTS - 30.6%

   FHLB Discount Note,
     5.21%, 3/1/07                                        $    30,519   30,519

   ING Bank, Amsterdam,
     Eurodollar Time Deposit,
     5.36%, 3/1/07                                             29,058   29,058
                                                                      --------
Total Short-Term Investments
(Cost $59,577)                                                          59,577
                                                                      --------
Total Investments - 134.3%
(Cost $260,750)                                                        261,508
     Liabilities less Other Assets - (34.3)%                           (66,784)
                                                                      --------
NET ASSETS - 100.0%                                                   $194,724

        NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT 4 FIXED INCOME PORTFOLIOS

FIXED INCOME PORTFOLIOS

SCHEDULE OF INVESTMENTS

CORE BOND PORTFOLIO (continued)
--------
(1) Restricted security that has been deemed illiquid. At February 28, 2007, the value of these restricted illiquid securities amounted to approximately $7,715,000 or 4.0% of net assets. Additional information on each restricted illiquid security is as follows:

                                                                    ACQUISITION
                                                     ACQUISITION       COST
SECURITY                                                DATE          (000S)
--------                                           ---------------- -----------
ANZ Capital Trust,
4.48%, 1/29/49                                              9/21/06   $  888

AXA S.A.,
6.46%, 12/14/18                                            12/07/06    1,125

Lloyds TSB Group PLC,
6.27%, 12/31/49                                    11/06/06-1/26/07    1,974

Power Receivable Finance LLC,
6.29%, 1/1/12                                               9/30/03      245

Shinsei Finance Cayman Ltd.,
6.42%, 1/29/49                                              2/16/06    1,227

SMFG Preferred Capital 1 Ltd.,
6.08%, 1/29/49                                             12/14/06      605

Swiss Re Capital I LP,
6.85%, 5/29/49                                              5/04/06      565

USB Realty Corp.,
6.09%, 12/22/49                                             1/19/07    1,008

(2) Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(3) The obligations of certain U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury.
(4) When-Issued Security
(5) Investment relates to cash collateral received from portfolio securities loaned.

 +  Security is either wholly or partially on loan.

Federal Tax Information:

At February 28, 2007, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments                                       $260,750
                                                                      --------
Gross tax appreciation of investments                                 $  1,375
Gross tax depreciation of investments                                     (617)
                                                                      --------
Net tax depreciation of investments                                   $    758
                                                                      --------

FIXED INCOME PORTFOLIOS 5 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

FIXED INCOME PORTFOLIOS

SCHEDULE OF INVESTMENTS                           FEBRUARY 28, 2007 (UNAUDITED)

U.S. TREASURY INDEX PORTFOLIO

                                                             PRINCIPAL
                                                              AMOUNT     VALUE
                                                              (000S)     (000S)
                                                            ----------- --------
U.S. GOVERNMENT OBLIGATIONS - 97.5%
U.S. Treasury Bonds - 28.2%
     12.50%, 8/15/14                                        $     1,000 $  1,182
     7.25%, 5/15/16 +                                             1,500    1,797
     9.00%, 11/15/18                                                700      972
     8.13%, 8/15/19 +                                             1,300    1,717
     8.75%, 8/15/20 +                                             1,000    1,397
     8.00%, 11/15/21 +                                            1,100    1,474
     6.25%, 8/15/23 +                                             1,150    1,342
     6.50%, 11/15/26 +                                            1,000    1,219
     6.13%, 11/15/27 +                                            1,000    1,177
     5.25%, 2/15/29 +                                             1,100    1,173
     6.25%, 5/15/30 +                                               500      605
                                                                        --------
                                                                          14,055
                                                                        --------
U.S. Treasury Notes - 69.3%
     4.63%, 2/29/08                                               2,000    1,995
     5.63%, 5/15/08 +                                             2,000    2,019
     5.00%, 7/31/08 +                                             1,000    1,003
     3.13%, 9/15/08 +                                             1,000      976
     3.13%, 10/15/08 +                                            2,300    2,244
     4.75%, 11/15/08                                              1,700    1,702
     3.00%, 2/15/09                                               1,600    1,551
     3.88%, 5/15/09                                               1,000      985
     3.63%, 7/15/09 +                                             1,000      978
     3.38%, 10/15/09 +                                            1,700    1,650
     3.50%, 2/15/10 +                                             1,100    1,068
     6.50%, 2/15/10 +                                               900      948
     3.88%, 5/15/10 +                                             1,600    1,569
     5.75%, 8/15/10 +                                             1,100    1,143
     5.00%, 2/15/11 +                                             1,900    1,936
     4.88%, 5/31/11 +                                             1,700    1,724
     4.63%, 10/31/11 +                                            1,200    1,205
     4.63%, 2/29/12                                               1,000    1,005
     4.00%, 11/15/12 +                                              500      488
     3.63%, 5/15/13 +                                             1,500    1,430
     4.25%, 8/15/13 +                                             1,500    1,479
     4.25%, 11/15/13 +                                            1,000      984
     4.75%, 5/15/14 +                                             1,150    1,165
     4.00%, 2/15/15 +                                             1,650    1,590
     4.50%, 11/15/15 +                                            1,250    1,245
     4.63%, 2/15/17                                         $       500 $    503
                                                                        --------
                                                                          34,585
                                                                        --------
Total U.S. Government Obligations
(Cost $48,558)                                                            48,640

                                                              NUMBER     VALUE
                                                             OF SHARES   (000S)
                                                            ----------- --------
INVESTMENT COMPANY - 27.3%
   Northern Institutional Funds -
     Liquid Assets Portfolio /(1)/                           13,587,735   13,588
                                                                        --------
Total Investment Company
(Cost $ 13,588)                                                           13,588

                                                             PRINCIPAL
                                                              AMOUNT     VALUE
                                                              (000S)     (000S)
                                                            ----------- --------
SHORT-TERM INVESTMENT - 1.6%
   FHLB Discount Note,
     5.21%, 3/1/07                                          $       814      814
                                                                        --------
Total Short-Term Investment
(Cost $814)                                                                  814

Total Investments - 126.4%
(Cost $62,960)                                                            63,042

   Liabilities less Other Assets - (26.4)%                               (13,177)
                                                                        --------
NET ASSETS - 100.0%                                                     $ 49,865

--------
(1) Investment relates to cash collateral received from portfolio securities loaned.

+   Security is either wholly or partially on loan.

Federal Tax Information:

At February 28, 2007, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments                                        $62,960
                                                                       -------
Gross tax appreciation of investments                                  $   478
Gross tax depreciation of investments                                     (396)
                                                                       -------
Net tax appreciation of investments                                    $    82

FIXED INCOME PORTFOLIOS 1 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

FIXED INCOME PORTFOLIOS

SCHEDULE OF INVESTMENTS

INTERMEDIATE BOND PORTFOLIO

                                                               PRINCIPAL
                                                                AMOUNT   VALUE
                                                                (000S)   (000S)
                                                               --------- ------
ASSET-BACKED SECURITIES - 25.9%

Automobile - 3.6%

   Daimler Chrysler Auto Trust, Series 2005-A,
     Class A4,
     3.74%, 2/8/10                                               $375    $  371

   Nissan Auto Receivables Owner Trust,
     Series 2005-A, Class A4,
     3.82%, 7/15/10                                               385       379

   USAA Auto Owner Trust, Series 2005-4,
     Class A4,
     4.89%, 8/15/12                                               380       379
                                                                         ------
                                                                          1,129
                                                                         ------
Commercial Mortgage Services - 20.9%

   Banc of America Commercial Mortgage,
     Inc., Series 2004-5, Class A2,
     4.18%, 11/10/41                                              255       250

   Bear Stearns Commercial Mortgage
     Securities, Series 2003-PWR2, Class A4,
     5.19%, 5/11/39                                               390       390

   Chase Manhattan Bank-First Union National
     Bank, Series 1999-1, Class A2,
     7.44%, 8/15/31                                               505       528

   Commercial Mortgage Acceptance Corp.,
     Series 1998-C2, Class A3,
     6.04%, 9/15/30                                               340       342

   Commercial Mortgage Acceptance Corp.,
     Series 1999-C1, Class A2,
     7.03%, 6/15/31                                               275       283

   Commercial Mortgage Asset Trust,
     Series 1999-C1, Class A3,
     6.64%, 1/17/32                                               475       487

   Credit Suisse First Boston Mortgage
     Securities Corp., Series 2002-CKN2,
     Class A3,
     6.13%, 4/15/37                                               120       125

   Credit Suisse First Boston Mortgage
     Securities Corp., Series 2004-C5,
     Class A2,
     4.18%, 11/15/37                                              300       292

   DLJ Commercial Mortgage Corp.,
     Series 1998-CF2, Class A1B,
     6.24%, 11/12/31                                              290       294

   DLJ Commercial Mortgage Corp.,
     Series 1999-CG1, Class A1B,
     6.46%, 3/10/32                                               155       158
   First Union National Bank Commercial
     Mortgage, Series 2002-C1, Class A2,
     6.14%, 2/12/34                                               390       407

   Greenwich Capital Commercial Funding
     Corp., Series 2003-C2, Class A4,
     4.92%, 1/5/36                                                390       385

   Greenwich Capital Commercial Funding
     Corp., Series 2005-GG3, Class A2,
     4.31%, 8/10/42                                               115       113

   JP Morgan Chase Commercial Mortgage
     Securities Corp., Series 2003-C1,
     Class A1,
     4.28%, 1/12/37                                               140       137

   JP Morgan Chase Commercial Mortgage
     Securities Corp., Series 2005-LDP1,
     Class A2,
     4.63%, 3/15/46                                               195       192

   LB Commercial Conduit Mortgage Trust,
     Series 1998-C1, Class A3,
     6.48%, 2/18/30                                               231       232

   LB-UBS Commercial Mortgage Trust,
     Series 2001-C3, Class A2,
     6.37%, 12/15/28                                              390       408

   LB-UBS Commercial Mortgage Trust,
     Series 2005-C3, Class A2,
     4.55%, 7/15/30                                               298       294

   LB-UBS Commercial Mortgage Trust,
     Series 2005-C5, Class A2,
     4.89%, 9/15/30                                               370       368

   Merrill Lynch Mortgage Trust,
     Series 2004-BPC1, Class A2,
     4.07%, 10/12/41                                              265       259

   Morgan Stanley Capital I, Series 2003-IQ6,
     Class A4,
     4.97%, 12/15/41                                              315       311

   Morgan Stanley Capital I, Series 2003-T11,
     Class A4,
     5.15%, 6/13/41                                               155       155

   Morgan Stanley Dean Witter Capital I,
     Series 2001-TOP3, Class A4,
     6.39%, 7/15/33                                               125       131
                                                                         ------
                                                                          6,541
                                                                         ------
Credit Card - 1.4%

   Citibank Credit Card Issuance Trust,
     Series 2003-A3, Class A3,
     3.10%, 3/10/10                                               245       240

FIXED INCOME PORTFOLIOS 1 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

                                                  FEBRUARY 28, 2007 (UNAUDITED)

                                                               PRINCIPAL
                                                                AMOUNT   VALUE
                                                                (000S)   (000S)
                                                               --------- ------
 ASSET-BACKED SECURITIES - 25.9% - CONTINUED

 Credit Card - 1.4% - (continued)

    MBNA Credit Card Master Note Trust,
      Series 2003-A6, Class A6,
      2.75%, 10/15/10                                            $200    $  194
                                                                            434
 Total Asset-Backed Securities
                                                                         ------
 (Cost $8,252)                                                            8,104

 CORPORATE BONDS - 27.7%

 Aerospace/Defense - 0.5%

    L-3 Communications Corp.,
      7.63%, 6/15/12                                              150       156

 Apparel - 0.5%
    Levi Strauss & Co.,
      12.25%, 12/15/12                                            155       171

 Banks - 0.3%
    RBS Capital Trust III,
      5.51%, 9/29/49                                               90        90

 Diversified Financial Services - 13.3%
    AES (The) Corp.,
      9.50%, 6/1/09 +                                             200       212
    Allstate Life Global Funding Trusts,
      4.50%, 5/29/09                                              205       203
    American General Finance Corp.,
      5.38%, 10/1/12 +                                            235       238
    ANZ Capital Trust, /(1) (2)/
      4.48%, 1/29/49                                              150       147
    Caterpillar Financial Services Corp.,
      4.15%, 1/15/10 +                                            205       200
    Citigroup, Inc.,
      5.00%, 9/15/14                                              175       172
    General Electric Capital Corp.,
      5.88%, 2/15/12                                              700       725
    Goldman Sachs Group, Inc.,
      5.63%, 1/15/17 +                                            125       125
    HSBC Finance Corp.,
      5.25%, 1/15/14                                              270       270
    International Lease Finance Corp.,
      5.35%, 3/1/12                                               245       247
    JP Morgan Chase & Co.,
      5.75%, 1/2/13                                               300       309
    Lehman Brothers Holdings, Inc.,
      5.25%, 2/6/12                                               155       155
    Morgan Stanley,
      5.63%, 1/9/12                                              $300    $  306
    Power Receivable Finance LLC, /(1) (2)/
      6.29%, 1/1/12                                                65        65
    Residential Capital Corp.,
      7.19%, 4/17/09 /(1) (2)/ +                                  190       190
      6.38%, 6/30/10                                              290       292
    Swiss Re Capital I LP, /(1) (2)/
      6.85%, 5/29/49 +                                             90        95
    USB Realty Corp., /(1) (2)/
      6.09%, 12/22/49                                             200       203
                                                                         ------
                                                                          4,154
                                                                         ------
 Electric - 1.4%
    Edison Mission Energy,
      7.73%, 6/15/09                                              140       145
    PSEG Energy Holdings LLC,
      10.00%, 10/1/09 +                                           195       213
    Public Service Electric & Gas,
      4.00%, 11/1/08                                               95        93
                                                                         ------
                                                                            451
                                                                         ------
 Healthcare - Services - 1.0%
    HCA, Inc.,
      9.13%, 11/15/14 /(2)/ +                                     110       117
    UnitedHealth Group, Inc.,
      4.88%, 3/15/15                                              185       180
                                                                         ------
                                                                            297
                                                                         ------
 Holding Companies - Diversified - 0.5%
    Kansas City Southern Railway,
      9.50%, 10/1/08                                              140       146
 Insurance - 1.3%
    Genworth Financial, Inc.,
      6.15%, 11/15/66                                             130       131
    Lincoln National Corp.,
      7.00%, 5/17/66 +                                            115       123
    Protective Life Secured Trust,
      4.85%, 8/16/10                                              165       164
                                                                         ------
                                                                            418
                                                                         ------
 Machinery - Diversified - 0.4%
    Case New Holland, Inc.,
      9.25%, 8/1/11                                               115       121

        NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT 2 FIXED INCOME PORTFOLIOS

FIXED INCOME PORTFOLIOS

SCHEDULE OF INVESTMENTS

INTERMEDIATE BOND PORTFOLIO (continued)

                                                               PRINCIPAL
                                                                AMOUNT   VALUE
                                                                (000S)   (000S)
                                                               --------- ------
 CORPORATE BONDS - 27.7% - CONTINUED

 Media - 1.7%
    Charter Communications Operating
      LLC/Charter Communications Operating
      Capital, /(2)/
      8.00%, 4/30/12                                             $155    $  162
    Comcast Corp.,
      4.95%, 6/15/16                                              165       159
    Time Warner, Inc.,
      5.88%, 11/15/16                                             215       220
                                                                         ------
                                                                            541
                                                                         ------
 Oil & Gas - 2.8%
    Chesapeake Energy Corp.,
      7.50%, 6/15/14 +                                            110       115
    Devon Financing Corp. ULC,
      6.88%, 9/30/11                                              125       133
    Premcor Refining Group (The), Inc.,
      9.50%, 2/1/13                                                75        81
      6.75%, 5/1/14                                               330       345
    XTO Energy, Inc.,
      5.30%, 6/30/15                                              215       212
                                                                         ------
                                                                            886
                                                                         ------
 Oil & Gas Services - 0.4%
    Dresser-Rand Group, Inc.,
      7.38%, 11/1/14 +                                            130       132

 Pipelines - 1.7%
    Consolidated Natural Gas Co.,
      5.00%, 3/1/14                                               275       269
    Kinder Morgan Energy Partners LP,
      6.00%, 2/1/17                                               125       128
    Williams Cos., Inc.,
      8.13%, 3/15/12 +                                            115       125
                                                                         ------
                                                                            522
                                                                         ------
 Real Estate Investment Trusts - 0.3%
    iStar Financial, Inc.,
      5.88%, 3/15/16                                              105       105

 Telecommunications - 1.6%
    Embarq Corp.,
      7.08%, 6/1/16 +                                             130       134
    Sprint Capital Corp.,
      6.90%, 5/1/19                                               125       131
    Verizon New Jersey, Inc.,
      5.88%, 1/17/12                                              150       154
    Verizon of New England, Inc.,
      6.50%, 9/15/11                                               65        68
                                                                            487
 Total Corporate Bonds
 (Cost $8,633)                                                            8,677

 FOREIGN ISSUER BONDS - 4.8%

 Banks - 1.9%
    Lloyds TSB Group PLC, /(1) (2)/
      6.27%, 12/31/49                                             315       318
    Shinsei Finance Cayman Ltd., /(1) (2)/
      6.42%, 1/29/49 +                                            275       278
                                                                         ------
                                                                            596
                                                                         ------
 Diversified Financial Services - 0.9%
    MUFG Capital Finance 1 Ltd.,
      6.35%, 7/29/49                                              175       182
    SMFG Preferred Capital 1 Ltd., /(1) (2)/
      6.08%, 1/29/49 +                                            100       101
                                                                         ------
                                                                            283
                                                                         ------
 Insurance - 1.3%
    Allied World Assurance Holdings Ltd. of Bermuda,
      7.50%, 8/1/16 +                                             100       109
    AXA S.A., /(1) (2)/
      6.46%, 12/14/18 +                                           180       179
    Catlin Insurance Co. Ltd., /(2)/
      7.25%, 1/19/17                                              120       123
                                                                         ------
                                                                            411
                                                                         ------
 Telecommunications - 0.7%
    Telefonos de Mexico S.A. de CV,
      4.75%, 1/27/10                                              210       207
                                                                         ------
 Total Foreign Issuer Bonds
 (Cost $1,474)                                                            1,497

 U.S. GOVERNMENT AGENCIES - 26.1% /(3)/

 Fannie Mae - 1.4%
    Pool #585617, /(4)/
      7.00%, 5/1/31                                                --        --

FIXED INCOME PORTFOLIOS 3 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

                                                  FEBRUARY 28, 2007 (UNAUDITED)

                                                            PRINCIPAL
                                                             AMOUNT     VALUE
                                                             (000S)     (000S)
                                                            ---------- -------
U.S. GOVERNMENT AGENCIES - 26.1% /(3)/ - CONTINUED

Fannie Mae - 1.4% - (continued)
   Pool TBA, /(5)/
     6.00%, 3/1/30                                          $      450 $   454
                                                                       -------
                                                                           454
                                                                       -------
Federal Home Loan Bank - 5.0%
     5.00%, 10/16/09                                             1,555   1,553

Freddie Mac - 10.7%
     5.25%, 2/24/11                                                975     978
     5.25%, 10/6/11                                              2,365   2,362
                                                                       -------
                                                                         3,340
                                                                       -------
Freddie Mac Gold - 9.0%
   Pool TBA, /(5)/
     6.00%, 3/15/30                                              1,555   1,569
     5.50%, 3/15/34                                              1,265   1,255
                                                                       -------
                                                                         2,824
                                                                       -------
Total U.S. Government Agencies
(Cost $8,179)                                                            8,171

U.S. GOVERNMENT OBLIGATIONS - 7.8%

U.S. Treasury Notes - 7.8%
     4.63%, 12/31/11 +                                           1,235   1,241
     4.63%, 2/15/17 +                                            1,208   1,215
                                                                       -------
                                                                         2,456
Total U.S. Government Obligations
(Cost $2,433)                                                            2,456

                                                             NUMBER     VALUE
                                                            OF SHARES   (000S)
                                                            ---------- -------
INVESTMENT COMPANY - 12.6%
   Northern Institutional Funds -
     Liquid Assets Portfolio /(6)/                           3,929,483   3,929
                                                                       -------
Total Investment Company
(Cost $3,929)                                                            3,929
SHORT-TERM INVESTMENTS - 18.5%
   FHLB Discount Note,
     5.21%, 3/1/07                                               1,127   1,127
   ING Bank, Amsterdam,
     Eurodollar Time Deposit
     5.36%, 3/1/07                                               4,668   4,668
                                                                       -------

Total Short-Term Investments
(Cost $5,795)                                                            5,795

Total Investments - 123.4%
(Cost $38,695)                                                          38,629
   Liabilities less Other Assets - (23.4)%                              (7,327)
                                                                       -------
NET ASSETS - 100.0%                                                    $31,302
--------
(1) Restricted security that has been deemed illiquid. At February 28, 2007, the value of these restricted illiquid securities amounted to approximately $1,576,000 or 5.0% of net assets. Additional information on each restricted illiquid security is as follows:

                                                                    ACQUISITION
                                                      ACQUISITION      COST
SECURITY                                                 DATE         (000S)
--------                                            --------------- -----------
ANZ Capital Trust,
4.48%, 1/29/49                                          9/21/06        $146
AXA S.A.,
6.46%, 12/14/18                                         12/7/06         180
Lloyd TSB Group PLC,
6.27%, 12/31/49                                     11/6/06-1/26/07     314
Power Receivable Finance LLC,
6.29%, 1/1/12                                       9/30/03-7/22/05      65
Residential Capital Corp.,
7.19%, 4/17/09                                          9/29/06         191
Shinsei Finance Cayman Ltd.,
6.42%, 1/29/49                                          2/16/06         277
SMFG Preferred Capital 1 Ltd.,
6.08%, 1/29/49                                         12/13/06         100
Swiss Re Capital I LP,
6.85%, 5/29/49                                          5/4/06           90
USB Realty Corp.,
6.09%, 12/22/49                                         1/19/07         202

(2) Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(3) The obligations of certain U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury.
(4) Security's par value is less than $500.00.
(5) When-Issued Security
(6) Investment relates to cash collateral received from portfolio securities loaned.

        NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT 4 FIXED INCOME PORTFOLIOS

FIXED INCOME PORTFOLIOS

SCHEDULE OF INVESTMENTS

INTERMEDIATE BOND PORTFOLIO (continued)

+   Security is either wholly or partially on loan.

Federal Tax Information:

At February 28, 2007, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments                                        $38,695
                                                                       -------
Gross tax appreciation of investments                                  $   149
Gross tax depreciation of investments                                     (215)
                                                                       -------
Net tax depreciation of investments                                    $   (66)

FIXED INCOME PORTFOLIOS 5 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

FIXED INCOME PORTFOLIOS

SCHEDULE OF INVESTMENTS

SHORT BOND PORTFOLIO

                                                              PRINCIPAL
                                                               AMOUNT   VALUE
                                                               (000S)   (000S)
                                                              --------- -------
ASSET-BACKED SECURITIES - 29.3%

Automobile - 8.7%
   AmeriCredit Automobile Receivables
     Trust, Series 2007-AX, Class A3,
     5.19%, 11/7/11                                            $2,500   $ 2,507
   Capital Auto Receivables Asset Trust,
     Series 2006-2, Class A3A,
     4.98%, 5/15/11                                             2,500     2,499
   Capital One Auto Finance Trust,
     Series 2006-A, Class A3,
     5.33%, 11/15/10                                            2,183     2,188
   Daimler Chrysler Auto Trust,
     Series 2005-A, Class A4,
     3.74%, 2/8/10                                              1,550     1,529
   Ford Credit Auto Owner Trust,
     Series 2006-B, Class A3,
     5.26%, 10/15/10                                            1,950     1,955
   Nissan Auto Receivables Owner Trust,
     Series 2005-A, Class A4,
     3.82%, 7/15/10                                             1,570     1,546
   Nissan Auto Receivables Owner Trust,
     Series 2007-A, Class A3,
     5.10%, 11/15/10                                            1,000     1,003
   USAA Auto Owner Trust, Series 2005-4,
     Class A4,
     4.89%, 8/15/12                                             1,555     1,553
                                                                        -------
                                                                         14,780
                                                                        -------
Commercial Mortgage Services - 17.0%
   Banc of America Commercial Mortgage,
     Inc., Series 2000-2, Class A2,
     7.20%, 9/15/32                                             2,500     2,633
   Bear Stearns Commercial Mortgage
     Securities, Series 2005-PWR9,
     Class A2,
   4.74%, 9/11/42                                               1,375     1,360
     Chase Manhattan Bank-First Union
     National Bank, Series 1999-1, Class A2,
     7.44%, 8/15/31                                             2,500     2,613
   Commercial Mortgage Acceptance Corp.,
     Series 1998-C2, Class A3,
     6.04%, 9/15/30                                             1,480     1,489
   Commercial Mortgage Acceptance Corp.,
     Series 1999-C1, Class A2,
     7.03%, 6/15/31                                             1,090     1,123
   Commercial Mortgage Asset Trust,
     Series 1999-C1, Class A3,
     6.64%, 1/17/32                                             2,250     2,306
   Credit Suisse First Boston Mortgage
     Securities Corp., Series 2004-C5,
     Class A2,
     4.18%, 11/15/37                                            1,505     1,467
   DLJ Commercial Mortgage Corp.,
     Series 1998-CF2, Class A1B,
     6.24%, 11/12/31                                            1,048     1,060
   DLJ Commercial Mortgage Corp.,
     Series 1999-CG1, Class A1B,
     6.46%, 3/10/32                                             2,645     2,698
   Greenwich Capital Commercial Funding
     Corp., Series 2005-GG3, Class A2,
     4.31%, 8/10/42                                               475       466
   JP Morgan Chase Commercial Mortgage
     Securities Corp., Series 2003-C1,
     Class A1,
     4.28%, 1/12/37                                               517       506
   JP Morgan Chase Commercial Mortgage
     Securities Corp., Series 2005-LDP1,
     Class A2,
     4.63%, 3/15/46                                             1,580     1,559
   LB Commercial Conduit Mortgage Trust,
     Series 1998-C1, Class A3,
     6.48%, 2/18/30                                             1,017     1,022
   LB-UBS Commercial Mortgage Trust,
     Series 2003-C5, Class A2,
     3.48%, 7/15/27                                             2,500     2,443
   LB-UBS Commercial Mortgage Trust,
     Series 2005-C3, Class A2,
     4.55%, 7/15/30                                             1,485     1,463
   LB-UBS Commercial Mortgage Trust,
     Series 2005-C5, Class A2,
     4.89%, 9/15/30                                             1,125     1,119
   Merrill Lynch Mortgage Trust, Series
     2004-BPC1, Class A2,
     4.07%, 10/12/41                                            1,400     1,366
   Prudential Securities Secured Financing
     Corp., Series 1998-C1, Class A1B,
     6.51%, 7/15/08                                             2,171     2,183
                                                                        -------
                                                                         28,876
                                                                        -------
Credit Card - 3.6%
   Bank One Issuance Trust, Series 2003-A9,
     Class A9,
     3.86%, 6/15/11                                             3,095     3,039


FIXED INCOME PORTFOLIOS 1 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

                                                  FEBRUARY 28, 2007 (UNAUDITED)

                                                     PRINCIPAL
                                                      AMOUNT   VALUE
                                                      (000S)   (000S)
                                                     --------- -------
         ASSET-BACKED SECURITIES - 29.3% - CONTINUED

         Credit Card - 3.6% - (continued)

            MBNA Master Credit Card Trust,
              Series 1999-B, Class A,
              5.90%, 8/15/11                          $3,000   $ 3,056
                                                               -------
                                                                 6,095
                                                               -------
         Total Asset-Backed Securities
         (Cost $ 50,064)                                        49,751

         CORPORATE BONDS - 23.0%
         Apparel - 0.6%
            Levi Strauss & Co.,
              12.25%, 12/15/12 +                         955     1,054

         Auto Manufacturers - 1.4%
            DaimlerChrysler NA Holding Corp.,
              7.20%, 9/1/09 +                          2,230     2,327

         Diversified Financial Services - 11.6%
            Allstate Life Global Funding Trusts,
              4.50%, 5/29/09 +                         2,395     2,369
            ANZ Capital Trust, /(1) (2)/
              4.48%, 1/29/49                             900       880
            Associates Corp. of NA,
              6.25%, 11/1/08                             950       968
            Capital One Bank,
              4.25%, 12/1/08 +                           930       915
            General Motors Acceptance Corp.,
              5.63%, 5/15/09 +                           750       740
            Goldman Sachs Group, Inc.,
              4.13%, 1/15/08 +                         1,500     1,487
            HSBC Finance Corp.,
              4.63%, 1/15/08                           1,820     1,811
            International Lease Finance Corp.,
              3.75%, 8/1/07                              550       546
              4.63%, 6/2/08                            1,775     1,761
            John Deere Capital Corp.,
              4.88%, 3/16/09 +                         1,125     1,120
            JPMorgan Chase & Co.,
              4.89%, 9/1/15                            3,080     3,053
            MBNA America Bank NA,
              5.38%, 1/15/08 +                           750       749
            National Rural Utilities Cooperative
              Finance Corp.,
              3.88%, 2/15/08                             750       741
              5.75%, 11/1/08                           1,150     1,162
            Residential Capital Corp.,
              6.38%, 6/30/10                           1,460     1,473
                                                               -------
                                                                19,775
                                                               -------
         Electric - 3.0%
            AES (The) Corp.,
              9.50%, 6/1/09 +                          1,030     1,094
            Alabama Power Co.,
              3.50%, 11/15/07 +                        1,340     1,325
            Edison Mission Energy,
              7.73%, 6/15/09                             785       810
            PSEG Energy Holdings LLC,
              10.00%, 10/1/09                            920     1,004
            Public Service Electric & Gas,
              4.00%, 11/1/08                             880       864
                                                               -------
                                                                 5,097
                                                               -------

         Food - 0.5%
            Kraft Foods, Inc.,
              5.25%, 6/1/07 +                            860       859

         Holding Companies - Diversified - 0.6%
            Kansas City Southern Railway,
              9.50%, 10/1/08                           1,050     1,097

         Insurance - 0.2%
            Prudential Financial, Inc.,
              3.75%, 5/1/08 +                            275       271

         Machinery - Diversified - 0.4%
            Case New Holland, Inc.,
              9.25%, 8/1/11 +                            560       591

         Media - 0.5%
            Time Warner, Inc.,
              6.75%, 4/15/11                             855       902

         Oil & Gas - 0.5%
            Premcor Refining Group (The), Inc.,
              9.50%, 2/1/13                              345       371
            USX Corp.,
              6.85%, 3/1/08                              400       405
                                                               -------
                                                                   776
                                                               -------

        NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT 2 FIXED INCOME PORTFOLIOS

FIXED INCOME PORTFOLIOS

SCHEDULE OF INVESTMENTS

SHORT BOND PORTFOLIO (continued)

                                                              PRINCIPAL
                                                               AMOUNT   VALUE
                                                               (000S)   (000S)
                                                              --------- -------
CORPORATE BONDS - 23.0% - CONTINUED

Pipelines - 0.7%
   Duke Capital LLC,
     4.37%, 3/1/09                                             $   500  $   492
   Williams Cos., Inc.,
     8.13%, 3/15/12 +                                              690      748
                                                                        -------
                                                                          1,240
                                                                        -------
Retail - 0.7%
   CVS Corp.,
     4.00%, 9/15/09 +                                            1,300    1,264

Savings & Loans - 1.0%
   Washington Mutual, Inc.,
     4.00%, 1/15/09 +                                            1,770    1,734

Telecommunications - 1.3%
   GTE Corp.,
     7.51%, 4/1/09 +                                             1,000    1,044
   Sprint Capital Corp.,
     6.13%, 11/15/08 +                                             700      710
   Verizon New Jersey, Inc.,
     5.88%, 1/17/12 +                                              400      410
                                                                        -------
                                                                          2,164
                                                                        -------
Total Corporate Bonds
(Cost $39,296)                                                           39,151

FOREIGN ISSUER BONDS - 0.5%

Telecommunications - 0.5%
   Telefonos de Mexico S.A. de CV,
     4.75%, 1/27/10                                                885      873
                                                                        -------
Total Foreign Issuer Bonds
(Cost $885)                                                                 873

U.S. GOVERNMENT AGENCIES - 29.5% /(3)/

Fannie Mae - 12.4%
     4.25%, 5/15/09                                              5,752    5,684
     5.63%, 5/19/11                                              5,435    5,451
   Pool #555649,
     7.50%, 10/1/32                                                200      209
   Pool #869217,
     5.47%, 2/1/36                                               2,291    2,301
   Pool #893082,
     5.86%, 9/1/36                                               1,719    1,735
   Pool TBA, /(4)/
     6.50%, 3/1/30                                               5,615    5,724
                                                                        -------
                                                                         21,104
                                                                        -------
Federal Home Loan Bank - 3.5%
     4.25%, 4/16/07                                              3,785    3,780
     5.00%, 10/16/09                                             2,275    2,272
                                                                        -------
                                                                          6,052
                                                                        -------
Freddie Mac - 11.5%
     5.00%, 1/16/09                                              5,000    5,013
     5.25%, 2/24/11                                              8,440    8,464
     5.25%, 10/6/11                                              6,040    6,033
                                                                        -------
                                                                         19,510
                                                                        -------
Freddie Mac Gold - 0.9%
   Pool TBA, /(4)/
     6.00%, 3/15/30                                              1,470    1,483

Small Business Administration - 1.2%
   Series 2005-P10B, Class 1,
     4.94%, 8/10/15                                              2,116    2,105
Total U.S. Government Agencies
(Cost $50,281)                                                           50,254

U.S. GOVERNMENT OBLIGATIONS - 13.0%

U.S. Treasury Notes - 13.0%
     4.63%, 2/29/08 +                                           10,000    9,973
     4.88%, 8/31/08 +                                            4,425    4,433
     4.88%, 10/31/08 +                                           5,030    5,043
     4.63%, 2/15/17                                              2,648    2,663
                                                                        -------
                                                                         22,112
                                                                        -------
Total U.S. Government Obligations
(Cost $22,101)                                                           22,112

FIXED INCOME PORTFOLIOS 3 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

                                                  FEBRUARY 28, 2007 (UNAUDITED)

                                                            NUMBER     VALUE
                                                           OF SHARES   (000S)
                                                          ----------- --------
INVESTMENT COMPANY - 17.0%

   Northern Institutional Funds -
     Liquid Assets Portfolio /(5)/                         28,964,051 $ 28,964
                                                                      --------
Total Investment Company
(Cost $28,964)                                                          28,964

                                                           PRINCIPAL
                                                            AMOUNT     VALUE
                                                            (000S)     (000S)
                                                          ----------- --------
SHORT-TERM INVESTMENT - 9.7%

   ING Bank, Amsterdam,
     Eurodollar Time Deposit,
     5.36%, 3/1/07                                        $    16,472   16,472
                                                                      --------
Total Short-Term Investment
(Cost $16,472)                                                          16,472

Total Investments - 122.0%
                                                                      --------
(Cost $208,063)                                                        207,577
   Liabilities less Other Assets - (22.0)%                             (37,499)
                                                                      --------
NET ASSETS - 100.0%                                                   $170,078

(1) Restricted security that has been deemed illiquid. At February 28, 2007, the value of this restricted illiquid security amounted to approximately $880,000 or 0.5% of net assets. Additional information on the restricted illiquid security is as follows:

                                                        ACQUISITION ACQUISITION
SECURITY                                                   DATE     COST (000S)
--------                                                ----------- -----------
ANZ Capital Trust,
4.48%, 1/29/49                                            9/21/06      $874

(2) Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(3) The obligations of certain U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury.
(4) When-Issued Security
(5) Investment relates to cash collateral received from portfolio securities loaned.

+   Security is either wholly or partially on loan.

Federal Tax Information:

At February 28, 2007, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments                                       $208,063
                                                                      --------
Gross tax appreciation of investments                                 $    323
Gross tax depreciation of investments                                     (809)
                                                                      --------
Net tax depreciation of investments                                   $   (486)
                                                                      --------

        NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT 4 FIXED INCOME PORTFOLIOS

FIXED INCOME PORTFOLIOS

SCHEDULE OF INVESTMENTS                           FEBRUARY 28, 2007 (UNAUDITED)

U.S. GOVERNMENT SECURITIES PORTFOLIO

                                                            PRINCIPAL
                                                             AMOUNT    VALUE
                                                             (000S)    (000S)
                                                            --------- --------
U.S. GOVERNMENT AGENCIES - 67.4% /(1)/

Fannie Mae - 25.8%
     5.63%, 5/19/11                                          $ 4,510  $  4,571
   Pool #555649,
     7.50%, 10/1/32                                              144       150
   Pool #869217,
     5.47%, 2/1/36                                             1,695     1,703
   Pool #893082,
     5.86%, 9/1/36                                               648       654
   Pool TBA, /(2)/
     6.00%, 3/1/30                                             2,625     2,647
     5.50%, 3/1/37                                             3,250     3,224
     6.00%, 12/31/49                                           3,782     3,840
                                                                      --------
                                                                        16,789
                                                                      --------
Federal Home Loan Bank - 12.6%
     4.25%, 4/16/07                                            2,222     2,219
     5.00%, 10/16/09                                           3,895     3,890
     5.50%, 10/19/16                                           2,120     2,128
                                                                      --------
                                                                         8,237
                                                                      --------
Freddie Mac - 12.7%
     5.25%, 10/6/11                                            3,815     3,811
     5.30%, 1/9/12                                             3,000     3,003
   Pool #410092,
     7.01%, 11/1/24                                               16        16
   Series 2944, Class WD,
     5.50%, 11/15/28                                           1,415     1,427
                                                                      --------
                                                                         8,257
                                                                      --------
Freddie Mac Gold - 8.6%
   Pool #E91020,
     5.50%, 8/1/17                                               465       467
   Pool TBA, /(2)/
     5.50%, 3/15/34                                            5,200     5,159
                                                                      --------
                                                                         5,626
                                                                      --------
Small Business Administration - 7.7%
   Participation Certificates, Series 2005-20L,
     Class 1,
     5.39%, 12/1/25                                              792       802
   Participation Certificates, Series 2006-20B,
     Class 1,
     5.35%, 2/1/26                                               674       681
   Participation Certificates, Series 2006-20D,
     Class 1,
     5.64%, 4/1/26                                               910       935
   Participation Certificates, Series 2006-20K,
     Class 1,
     5.36%, 11/1/26                                            1,445     1,460
   Series 2005-P10B, Class 1,
     4.94%, 8/10/15                                            1,164     1,158
                                                                      --------
                                                                         5,036
                                                                      --------
Total U.S. Government Agencies
(Cost $ 43,856)                                                         43,945

U.S. GOVERNMENT OBLIGATION - 2.6%

U.S. Treasury Note - 2.6%
     4.63%, 2/29/12                                            1,675     1,684
                                                                      --------
Total U.S. Government Obligation
(Cost $1,683)                                                            1,684

SHORT-TERM INVESTMENT - 54.7%

   FHLB Discount Note,
     5.21%, 3/1/07                                            35,686    35,681
Total Short-Term Investment
(Cost $ 35,686)                                                         35,681

Total Investments - 124.7%
(Cost $81,225)                                                          81,310
   Liabilities less Other Assets - (24.7)%                             (16,127)
                                                                      --------
NET ASSETS - 100.0%                                                   $ 65,183
--------
(1) The obligations of certain U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury.
(2) When-Issued Security

Federal Tax Information:

At February 28, 2007, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments                                        $81,225
                                                                       -------
Gross tax appreciation of investments                                  $   160
Gross tax depreciation of investments                                      (75)
                                                                       -------
Net tax appreciation of investments                                    $    85

FIXED INCOME PORTFOLIOS 1 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

EQUITY PORTFOLIOS

SCHEDULE OF INVESTMENTS

INTERNATIONAL GROWTH PORTFOLIO

                                                               NUMBER   VALUE
                                                              OF SHARES (000S)
                                                              --------- -------
COMMON STOCKS - 97.3%
Australia - 4.3%
   Cochlear Ltd. +                                               63,733 $ 2,849
   Telstra Corp. Ltd. - Installment Receipt                   1,025,238   2,286
   Woolworths Ltd. +                                            230,028   4,930
                                                                        -------
                                                                         10,065
                                                                        -------
China - 1.3%
   Bank of China Ltd. +                                       6,405,000   3,066

Finland - 2.3%
   Nokia OYJ                                                    249,512   5,445

France - 9.4%
   Accor S.A. +                                                  52,128   4,603
   Alstom *                                                      34,936   4,224
   AXA S.A.                                                     114,123   4,857
   Gemalto N.V. * +                                              71,778   1,861
   L'Oreal S.A.                                                  39,601   4,147
   Societe Generale                                              14,046   2,367
                                                                        -------
                                                                         22,059
                                                                        -------
Germany - 8.9%
   DaimlerChrysler A.G. (Registered)                             35,100   2,388
   Deutsche Bank A.G. (Registered)                               37,268   4,895
   E.ON A.G.                                                     36,171   4,746
   Linde A.G.                                                    34,817   3,548
   MAN A.G.                                                      18,213   1,958
   Merck KGaA                                                    10,626   1,323
   ThyssenKrupp A.G. +                                           40,086   1,965
                                                                        -------
                                                                         20,823
                                                                        -------
Greece - 1.7%
   National Bank of Greece S.A.                                  74,559   3,858

Italy - 7.1%
   Banche Popolari Unite S.c.p.A.                               136,562   3,886
   ENI S.p.A.                                                   122,959   3,767
   Finmeccanica S.p.A. +                                        124,420   3,675
   UniCredito Italiano S.p.A. (Milan Exchange)                  572,282   5,302
                                                                        -------
                                                                         16,630
                                                                        -------
Japan - 15.1%
   East Japan Railway Co.                                           542   4,157
   Fanuc Ltd.                                                    40,100   3,584
   Mizuho Financial Group, Inc.                                     505   3,540
   Nippon Telegraph & Telephone Corp.                               759   4,026
   ORIX Corp.                                                    16,730   4,607
   Shiseido Co. Ltd.                                            180,000   3,816
   Sony Corp.                                                    83,900   4,372
   Toyota Motor Corp.                                           106,900 $ 7,241
                                                                        -------
                                                                         35,343
                                                                        -------
Netherlands - 2.5%
   Qiagen N.V. * +                                              124,235   2,025
   Royal Dutch Shell PLC, Class B                               120,955   3,913
                                                                        -------
                                                                          5,938
                                                                        -------
Norway - 0.9%
   Petroleum Geo-Services ASA * +                                90,700   2,108

Singapore - 1.8%
   CapitaLand Ltd.                                              504,000   2,308
   Cosco Corp. Singapore Ltd.                                 1,001,000   1,774
                                                                        -------
                                                                          4,082
                                                                        -------
Spain - 2.3%
   Banco Santander Central Hispano S.A.                         283,786   5,262

Sweden - 2.7%
   Assa Abloy AB, Class B                                       151,709   3,287
   Autoliv, Inc. SDR +                                           54,936   3,126
                                                                        -------
                                                                          6,413
                                                                        -------
Switzerland - 15.3%
   Julius Baer Holding A.G. (Registered)                         28,395   3,590
   Logitech International S.A. (Registered) *                    62,168   1,630
   Nestle S.A. (Registered)                                      15,064   5,612
   Novartis A.G. (Registered)                                    78,421   4,366
   Phonak Holding A.G. (Registered)                              20,025   1,515
   Roche Holding A.G. (Genusschein)                              30,888   5,510
   Schindler Holding A.G.                                        51,437   3,250
   Swiss Life Holding                                            10,918   2,784
   Syngenta A.G. (Registered)                                    20,020   3,537
   Xstrata PLC                                                   86,998   4,092
                                                                        -------
                                                                         35,886
                                                                        -------
United Kingdom - 21.7%
   Barclays PLC                                                 325,350   4,729
   BHP Billiton PLC                                             147,878   2,967
   BT Group PLC                                                 608,995   3,538
   Carnival PLC                                                  74,740   3,560
   Centrica PLC                                                 656,322   4,825
   Diageo PLC                                                   224,231   4,424
   ITV PLC                                                    1,674,150   3,609
   Lloyds TSB Group PLC                                         418,283   4,716
   Lonmin PLC                                                    32,234   1,979
   Marks & Spencer Group PLC                                    280,671   3,721

EQUITY PORTFOLIOS 1 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

                                                  FEBRUARY 28, 2007 (UNAUDITED)

                                                           NUMBER OF   VALUE
                                                            SHARES     (000S)
                                                          ----------- --------
COMMON STOCKS - 97.3% - CONTINUED

United Kingdom - 21.7% - (continued)
   Prudential PLC                                             171,712 $  2,271
   Smith & Nephew PLC                                         166,926    1,944
   Vodafone Group PLC                                       1,666,779    4,632
   WPP Group PLC                                              269,245    3,908
                                                                      --------
                                                                        50,823
                                                                      --------
Total Common Stocks
(Cost $ 191,078)                                                       227,801

INVESTMENT COMPANY - 10.2%
   Northern Institutional Funds - Liquid Assets
     Portfolio /(1)/                                       23,938,088   23,938
Total Investment Company
(Cost $ 23,938)                                                         23,938

                                                           PRINCIPAL
                                                            AMOUNT     VALUE
                                                            (000S)     (000S)
                                                          ----------- --------
SHORT-TERM INVESTMENT - 0.0%
   ING Bank, Amsterdam, Eurodollar Time Deposit, 5.36%,
     3/1/07                                               $         6        6
Total Short-Term Investment
(Cost $ 6)                                                                   6
Total Investments - 107.5%
(Cost $ 215,022)                                                       251,745
   Liabilities less Other Assets - (7.5)%                              (17,499)
                                                                      --------
NET ASSETS - 100.0%                                                   $234,246
                                                                      --------
--------
(1) Investment relates to cash collateral received from portfolio securities loaned.
 *  Non-Income Producing Security
 +  Security is either wholly or partially on loan.

At February 28, 2007, the industry sectors for the International Growth Portfolio were:

                                                             % OF LONG-TERM
     INDUSTRY SECTOR                                          INVESTMENTS
     ---------------                                         --------------
     Consumer Discretionary                                       16.0%
     Consumer Staples                                             10.1
     Energy                                                        4.3
     Financials                                                   27.2
     Health Care                                                   8.6
     Industrials                                                  11.4
     Information Technology                                        3.9
     Materials                                                     7.9
     Telecommunication Services                                    6.4
     Utilities                                                     4.2
                                                                 -----
     Total                                                       100.0%
                                                                 -----

At February 28, 2007, the International Growth Portfolio's investments were denominated in the following currencies:

                                                             % OF LONG-TERM
     CONCENTRATION BY CURRENCY                                INVESTMENTS
     -------------------------                               --------------
     Euro                                                         33.4%
     British Pound                                                25.8
     Japanese Yen                                                 15.5
     Swiss Franc                                                  14.0
     All other currencies less than 5%                            11.3
                                                                 -----
     Total                                                       100.0%
                                                                 -----


              NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT 2 EQUITY PORTFOLIOS

EQUITY PORTFOLIOS

SCHEDULE OF INVESTMENTS                           FEBRUARY 28, 2007 (UNAUDITED)

INTERNATIONAL GROWTH PORTFOLIO (continued)

At February 28, 2007, the International Growth Portfolio had outstanding forward foreign currency exchange contracts as follows:

                               AMOUNT        IN        AMOUNT
                               (LOCAL     EXCHANGE     (LOCAL                   UNREALIZED
                              CURRENCY)     FOR       CURRENCY)                 GAIN (LOSS)
CONTRACTS TO DELIVER CURRENCY  (000S)     CURRENCY     (000S)   SETTLEME NTDATE   (000S)
----------------------------- --------- ------------- --------- --------------- -----------
Euro                            2,159   Japanese Yen   340,000      3/1/07         $ 15
U.S. Dollar                       587   British Pound      300      3/1/07          (10)
British Pound                   2,369   Japanese Yen   549,726      3/2/07           (2)
Singapore Dollar                  983   Japanese Yen    76,133      3/2/07           --
Swiss Franc                       350   Japanese Yen    33,943      3/2/07           --
                                                                                   ----
Total                                                                              $  3
                                                                                   ====

Federal Tax Information:

At February 28, 2007, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

       Federal tax cost of investments                         $215,022
                                                               --------
       Gross tax appreciation of investments                   $ 37,713
       Gross tax depreciation of investments                       (990)
                                                               --------
       Net tax appreciation of investments                     $ 36,723
                                                               --------

EQUITY PORTFOLIOS 3 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

EQUITY PORTFOLIOS

SCHEDULE OF INVESTMENTS

INTERNATIONAL EQUITY INDEX PORTFOLIO

                                                                NUMBER   VALUE
                                                               OF SHARES (000S)
                                                               --------- ------
COMMON STOCKS - 97.8%
Australia - 5.6%
   AGL Energy Ltd. +                                             5,141   $   65
   Alinta Ltd. +                                                 5,375       60
   Alumina Ltd. +                                               14,676       78
   Amcor Ltd. +                                                 11,335       65
   AMP Ltd. +                                                   21,894      178
   Ansell Ltd.                                                   1,440       13
   Aristocrat Leisure Ltd. +                                     4,342       58
   Australia & New Zealand Banking Group Ltd.                   20,600      476
   Australian Stock Exchange Ltd. +                              2,293       76
   AXA Asia Pacific Holdings Ltd. +                              8,827       52
   Babcock & Brown International Pty Ltd.                        2,553       52
   BHP Billiton Ltd. +                                          39,004      834
   Billabong International Ltd. +                                1,509       20
   BlueScope Steel Ltd. +                                        7,521       55
   Boral Ltd. +                                                  7,225       48
   Brambles Ltd. * +                                            18,370      192
   Caltex Australia Ltd. +                                       1,771       31
   Centro Properties Group +                                     8,961       64
   CFS Gandel Retail Trust                                      13,825       26
   Coca-Cola Amatil Ltd. +                                       7,405       48
   Cochlear Ltd. +                                                 718       32
   Coles Myer Ltd. +                                            12,525      152
   Commonwealth Bank of Australia +                             14,348      565
   Commonwealth Property Office Fund +                          11,582       13
   Computershare Ltd. +                                          6,317       50
   CSL Ltd. +                                                    1,961      120
   CSR Ltd. +                                                    8,400       24
   DB RREEF Trust +                                             30,141       41
   Downer EDI Ltd.                                               1,873       11
   Foster's Group Ltd.                                          25,155      125
   Futuris Corp. Ltd. +                                          4,913        8
   GPT Group                                                    22,570       90
   Harvey Norman Holdings Ltd. +                                 4,700       16
   Iluka Resources Ltd. +                                        2,117       10
   Insurance Australia Group Ltd. +                             18,152       86
   Investa Property Group                                       18,360       34
   John Fairfax Holdings Ltd. +                                 11,289       43
   Leighton Holdings Ltd. +                                      1,200       29
   Lend Lease Corp. Ltd.                                         4,740       67
   Lion Nathan Ltd. +                                            2,500       16
   Macquarie Bank Ltd. +                                         2,964      184
   Macquarie Communications Infrastructure Group +               4,230       20
   Macquarie Goodman Group +                                    16,709   $   94
   Macquarie Infrastructure Group +                             27,797       84
   Macquarie Office Trust                                       24,669       31
   Mirvac Group                                                 11,715       52
   National Australia Bank Ltd. +                               18,092      575
   Newcrest Mining Ltd. +                                        3,349       60
   OneSteel Ltd. +                                               4,560       18
   Orica Ltd. +                                                  3,581       70
   Origin Energy Ltd. +                                         10,293       72
   Paladin Resources Ltd. * +                                    1,410       10
   PaperlinX Ltd. +                                              3,700       12
   Perpetual Ltd. +                                                534       31
   Publishing & Broadcasting Ltd.                                2,125       32
   Qantas Airways Ltd.                                          11,373       46
   QBE Insurance Group Ltd. +                                    9,330      235
   Rinker Group Ltd. +                                          10,230      151
   Rio Tinto Ltd. +                                              3,380      201
   Santos Ltd.                                                   8,286       61
   Sonic Healthcare Ltd. +                                       2,136       24
   Stockland +                                                  16,530      112
   Stockland-NEW +                                                 332        2
   Suncorp-Metway Ltd. +                                         6,520      112
   Sydney Roads Group +                                          8,715        9
   Symbion Health Ltd. +                                         6,769       20
   TABCORP Holdings Ltd. +                                       6,115       78
   Tattersall's Ltd. +                                          13,170       48
   Telstra Corp. Ltd.                                           34,490      116
   Telstra Corp. Ltd. - Installment Receipt                     18,991       42
   Toll Holdings Ltd. +                                          6,231       95
   Transurban Group +                                           10,236       61
   Wesfarmers Ltd. +                                             4,684      135
   Westfield Group                                              17,065      292
   Westpac Banking Corp. +                                      20,370      409
   Woodside Petroleum Ltd. +                                     5,227      153
   Woolworths Ltd. +                                            13,196      283
   WorleyParsons Ltd. +                                          1,808       39
   Zinifex Ltd. +                                                5,610       74
                                                                         ------
                                                                          8,166
                                                                         ------
Austria - 0.6%
   Andritz A.G.                                                     90       19
   Boehler-Uddeholm A.G.                                           424       31

EQUITY PORTFOLIOS 1 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

                                                  FEBRUARY 28, 2007 (UNAUDITED)

                                                                NUMBER   VALUE
                                                               OF SHARES (000S)
                                                               --------- ------
COMMON STOCKS - 97.8% - CONTINUED

Austria - 0.6% - (continued)
   Erste Bank der Oesterreichischen
   Sparkassen A.G.                                               2,096   $  156
   Flughafen Wien A.G.                                              99        9
   Immoeast Immobilien Anlagen A.G. *                            2,760       41
   IMMOFINANZ Immobilien Anlagen A.G. *                          4,689       71
   Mayr-Melnhof Karton A.G.                                         25        5
   Meinl European Land Ltd. * +                                  2,940       80
   Oesterreichische Elektrizitaetswirtschafts A.G. (Verbund),
     Class A                                                       790       33
   OMV A.G.                                                      1,730       97
   Raiffeisen International Bank Holding A.G. +                    390       52
   RHI A.G. * +                                                    174        8
   Telekom Austria A.G.                                          4,006      100
   Voestalpine A.G. +                                              882       55
   Wiener Staedtische Versicherung A.G. +                          300       21
   Wienerberger A.G.                                               727       45
                                                                         ------
                                                                            823
                                                                         ------
Belgium - 1.2%
   AGFA-Gevaert N.V. +                                           1,166       26
   Barco N.V.                                                      100        9
   Bekaert N.V. +                                                  140       17
   Belgacom S.A.                                                 1,891       81
   Cofinimmo +                                                      50       10
   Colruyt S.A.                                                    150       33
   D'ieteren S.A.                                                   40       15
   Delhaize Group                                                  897       75
   Dexia                                                         6,554      193
   Fortis                                                       12,772      550
   Groupe Bruxelles Lambert S.A.                                   780       87
   InBev N.V.                                                    1,994      132
   KBC Groep N.V.                                                2,041      248
   Mobistar S.A.                                                   355       30
   Omega Pharma S.A.                                               150       12
   Solvay S.A., Class A                                            696       99
   UCB S.A. +                                                    1,251       81
   Umicore                                                         299       51
                                                                         ------
                                                                          1,749
                                                                         ------
Bermuda - 0.0%
   Frontline Ltd. +                                                600       21
   SeaDrill Ltd. *                                               2,600       40
                                                                         ------
                                                                             61
                                                                         ------
China - 0.0%
   Foxconn International Holdings Ltd. * +                      25,000   $   66

Denmark - 0.8%
   A.P. Moller - Maersk A/S                                         12      124
   Bang & Olufsen A/S, Class B +                                    84       10
   Carlsberg A/S, Class B +                                        350       36
   Codan A/S                                                       110        9
   Coloplast A/S, Class B +                                        224       19
   Danisco A/S +                                                   525       42
   Danske Bank A/S +                                             5,415      250
   DSV A/S +                                                       176       30
   East Asiatic Co. Ltd. A/S +                                     159        7
   FLSmidth & Co. A/S +                                            388       25
   GN Store Nord A/S                                             2,322       34
   H. Lundbeck A/S +                                               597       16
   Jyske Bank (Registered) *                                       701       54
   NKT Holding A/S                                                 132       11
   Novo-Nordisk A/S, Class B                                     2,661      229
   Novozymes A/S, Class B +                                        564       49
   Sydbank A/S                                                     517       27
   Topdanmark A/S *                                                216       39
   TrygVesta A/S +                                                 211       17
   Vestas Wind Systems A/S *                                     2,104       98
   William Demant Holding A/S * +                                  258       21
                                                                         ------
                                                                          1,147
                                                                         ------
Finland - 1.5%
   Amer Sports OYJ                                                 600       13
   Cargotec Corp., Class B                                         600       35
   Elisa OYJ, Class A                                            1,761       52
   Fortum OYJ +                                                  5,234      145
   KCI Konecranes OYJ +                                            400       12
   Kesko OYJ, Class B                                              755       40
   Kone OYJ, Class B                                               888       51
   Metso OYJ +                                                   1,444       72
   Neste Oil OYJ +                                               1,421       46
   Nokia OYJ                                                    45,766      999
   Nokian Renkaat OYJ +                                            702       17
   OKO Bank PLC, Class A +                                         700       12
   Orion OYJ *                                                     600       13
   Outokumpu OYJ                                                 1,300       48
   Rautaruukki OYJ                                                 700       32
   Sampo OYJ, Class A                                            5,024      140
   Sanoma-WSOY OYJ                                                 406       12


              NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT 2 EQUITY PORTFOLIOS

EQUITY PORTFOLIOS

SCHEDULE OF INVESTMENTS

INTERNATIONAL EQUITY INDEX PORTFOLIO (continued)

                                                              NUMBER   VALUE
                                                             OF SHARES (000S)
                                                             --------- -------
COMMON STOCKS - 97.8% - CONTINUED

Finland - 1.5% - (continued)
   Stora Enso OYJ (Registered) +                               6,423   $   106
   TietoEnator OYJ +                                             880        25
   UPM-Kymmene OYJ                                             6,173       161
   Uponor OYJ +                                                  600        21
   Wartsila OYJ, Class B +                                       620        37
   YIT OYJ * +                                                 1,190        39
                                                                       -------
                                                                         2,128
                                                                       -------
France - 9.3%
   Accor S.A. +                                                2,196       194
   Air France-KLM                                              1,477        64
   Air Liquide +                                               1,312       301
   Alcatel-Lucent                                             25,563       326
   Alstom *                                                    1,237       150
   Atos Origin S.A. * +                                          660        36
   AXA S.A.                                                   18,601       792
   BNP Paribas                                                 9,286       970
   Bouygues                                                    2,306       161
   Business Objects S.A. *                                       913        33
   Cap Gemini S.A.                                             1,600       112
   Carrefour S.A.                                              6,526       436
   Casino Guichard Perrachon S.A. +                              470        41
   Cie de Saint-Gobain                                         3,490       325
   Cie Generale d'Optique Essilor International S.A. +         1,071       122
   CNP Assurances                                                569        64
   Credit Agricole S.A.                                        7,222       288
   Dassault Systemes S.A. +                                      788        40
   France Telecom S.A.                                        18,887       513
   Gaz de France +                                             2,063        91
   Gecina S.A.                                                   151        28
   Groupe Danone +                                             2,607       413
   Hermes International                                          687        90
   Imerys S.A. +                                                 393        35
   Klepierre +                                                   206        41
   L'Oreal S.A.                                                3,135       328
   Lafarge S.A.                                                1,631       244
   Lagardere S.C.A.                                            1,463       112
   LVMH Moet Hennessy Louis Vuitton S.A.                       2,668       296
   M6-Metropole Television +                                     708        25
   Michelin Compagnie Generale des Establissements, Class
     B +                                                       1,562       163
   Neopost S.A. +                                                362        47
   PagesJaunes Groupe S.A.                                       606        13
   Pernod-Ricard S.A. +                                        1,022       211
   Peugeot S.A. +                                              1,613       109
   PPR +                                                         799       120
   Publicis Groupe                                             1,741        78
   Renault S.A.                                                2,028       241
   Safran S.A. +                                               1,045        24
   Sanofi-Aventis                                             11,289       960
   Schneider Electric S.A.                                     2,468       300
   SCOR +                                                        953        24
   Societe BIC S.A.                                              423        29
   Societe Des Autoroutes Paris-Rhin-Rhone                       216        18
   Societe Generale                                            4,104       692
   Societe Television Francaise 1                              1,362        46
   Sodexho Alliance S.A.                                         976        67
   Suez S.A.                                                  11,220       544
   Suez S.A. (Strip VVPR) *                                    1,400        --
   Technip S.A. +                                              1,312        88
   Thales S.A. +                                               1,144        59
   Thomson +                                                   2,559        48
   Total S.A.                                                 24,235     1,636
   Unibail                                                       512       148
   Valeo S.A. +                                                  654        32
   Vallourec +                                                   419       104
   Veolia Environment                                          3,161       223
   Vinci S.A.                                                  2,364       327
   Vivendi                                                    12,631       499
   Zodiac S.A. +                                                 570        39
                                                                       -------
                                                                        13,560
                                                                       -------
Germany - 7.1%
   Adidas A.G. +                                               2,213       109
   Allianz S.E. (Registered)                                   4,807     1,036
   Altana A.G. +                                                 757        46
   BASF A.G.                                                   5,446       554
   Bayer A.G.                                                  8,102       466
   Beiersdorf A.G.                                               946        61
   Bilfinger & Berger A.G.                                       491        41
   Celesio A.G. +                                              1,019        58
   Commerzbank A.G.                                            6,800       281
   Continental A.G.                                            1,430       179
   DaimlerChrysler A.G. (Registered)                          10,144       690
   Deutsche Bank A.G. (Registered)                             5,777       759
   Deutsche Boerse A.G.                                        1,127       226


EQUITY PORTFOLIOS 3 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

                                                  FEBRUARY 28, 2007 (UNAUDITED)

                                                               NUMBER   VALUE
                                                              OF SHARES (000S)
                                                              --------- -------
COMMON STOCKS - 97.8% - CONTINUED

Germany - 7.1% - (continued)
   Deutsche Lufthansa A.G. (Registered)                         2,399   $    65
   Deutsche Post A.G. (Registered)                              8,452       270
   Deutsche Postbank A.G.                                         887        75
   Deutsche Telekom A.G. (Registered)                          31,602       567
   Douglas Holding A.G.                                           455        26
   E.ON A.G.                                                    6,932       910
   Fresenius Medical Care A.G. & Co. KGaA                         647        92
   HeidelbergCement A.G. (VVPR) *                                  83        --
   Heidelberger Druckmaschinen +                                  661        28
   Hochtief A.G. +                                                520        45
   Hypo Real Estate Holding A.G.                                1,454        92
   Infineon Technologies A.G. *                                 8,084       124
   IVG Immobilien A.G.                                          1,104        49
   KarstadtQuelle A.G. * +                                        651        23
   Linde A.G. +                                                 1,191       121
   MAN A.G.                                                     1,452       156
   Merck KGaA                                                     708        88
   Metro A.G.                                                   1,841       127
   MLP A.G.                                                       930        22
   Muenchener Rueckversicherungs A.G. (Registered)              2,297       366
   Premiere A.G. *                                                528        11
   Puma A.G. Rudolf Dassler Sport                                 119        42
   Rheinmetall A.G.                                               433        35
   RWE A.G. +                                                   4,962       506
   Salzgitter A.G.                                                508        63
   SAP A.G. +                                                   9,898       456
   Siemens A.G. (Registered)                                    9,421       994
   Solarworld A.G.                                                119         9
   Suedzucker A.G. +                                              487        10
   ThyssenKrupp A.G. +                                          3,959       194
   TUI A.G. +                                                   2,168        51
   Volkswagen A.G. +                                            1,913       241
   Wincor Nixdorf A.G.                                            211        34
                                                                        -------
                                                                         10,398
                                                                        -------
Greece - 0.6%
   Alpha Bank A.E.                                              4,458       137
   Coca Cola Hellenic Bottling Co. S.A.                         1,150        44
   Cosmote Mobile Communications S.A.                             930        27
   EFG Eurobank Ergasias S.A.                                   2,474        92
   Folli-Follie S.A. (Registered)                                 120         4
   Hellenic Petroleum S.A.                                      1,730        24
   Hellenic Technodomiki Tev S.A.                                 648         9
   Hellenic Telecommunications Organization S.A. *              3,470        94
   Intracom Holdings S.A. (Registered) *                          650         4
   National Bank of Greece S.A.                                 4,157       215
   OPAP S.A.                                                    2,654        94
   Piraeus Bank S.A.                                            2,535        87
   Public Power Corp. S.A.                                      1,163        30
   Technical Olympic S.A.                                         610         2
   Titan Cement Co. S.A.                                          710        41
   Viohalco                                                       870        12
                                                                        -------
                                                                            916
                                                                        -------
Hong Kong - 1.7%
ASM Pacific Technology +                                        2,000        12
   Bank of East Asia Ltd.                                      17,504       100
   BOC Hong Kong Holdings Ltd.                                 41,000        99
   Cathay Pacific Airways Ltd. +                                9,000        22
   Cheung Kong Holdings Ltd.                                   17,000       208
   Cheung Kong Infrastructure Holdings Ltd. +                   4,000        14
   CLP Holdings Ltd.                                           21,000       154
   Esprit Holdings Ltd.                                        12,000       125
   Giordano International Ltd.                                 12,000         6
   Hang Lung Properties Ltd.                                   25,000        66
   Hang Seng Bank Ltd. +                                        8,900       121
   Henderson Land Development Co. Ltd.                          9,000        51
   Hong Kong & China Gas Co. Ltd.                              40,920        89
   Hong Kong Electric Holdings Ltd.                            15,500        78
   Hong Kong Exchanges and Clearing Ltd.                       13,000       134
   Hopewell Holdings Ltd.                                       5,000        19
   Hutchison Telecommunications International Ltd. * +         16,000        33
   Hutchison Whampoa Ltd. +                                    23,500       224
   Hysan Development Co. Ltd. +                                 5,249        14
   Johnson Electric Holdings Ltd.                              13,200        10
   Kerry Properties Ltd. +                                      5,000        25
   Kingboard Chemicals Holdings Ltd.                            6,000        25
   Li & Fung Ltd.                                              26,620        85
   Link (The) REIT                                             22,000        51
   Melco International Development +                            7,000        14
   MTR Corp. +                                                 16,361        43
   New World Development Ltd. +                                24,971        55
   Orient Overseas International Ltd.                           2,000        16
   PCCW Ltd. +                                                 40,364        24

              NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT 4 EQUITY PORTFOLIOS

EQUITY PORTFOLIOS

SCHEDULE OF INVESTMENTS

INTERNATIONAL EQUITY INDEX PORTFOLIO (continued)

                                                      NUMBER             VALUE
                                                     OF SHARES           (000S)
                                                     ---------           ------
COMMON STOCKS - 97.8% - CONTINUED

Hong Kong - 1.7% - (continued)
   Shangri-La Asia Ltd.                                15,172            $   39
   Shui On Land Ltd. *                                 20,000                18
   Shun Tak Holdings Ltd.                              10,000                15
   Sino Land Co. +                                     13,356                31
   Sun Hung Kai Properties Ltd.                        15,172               180
   Swire Pacific Ltd., Class A +                       10,000               113
   Techtronic Industries Co.                           14,000                19
   Television Broadcasts Ltd.                           3,000                20
   Texwinca Holdings Ltd.                               4,000                 3
   Wharf Holdings Ltd.                                 14,000                50
   Wing Hang Bank Ltd.                                  2,000                23
   Yue Yuen Industrial Holdings Ltd. +                 7,000                 24
                                                                         ------
                                                                          2,452
                                                                         ------
Ireland - 0.9%
   Allied Irish Banks PLC                               9,733               287
   Bank of Ireland - Dublin                             9,537               218
   Bank of Ireland - London                             1,515                35
   C&C Group PLC                                        3,851                53
   CRH PLC - Dublin                                     5,063               211
   CRH PLC - London                                       949                40
   DCC PLC                                                744                25
   Depfa Bank PLC                                       3,682                62
   Elan Corp. PLC *                                     4,529                58
   Experian Group Ltd.                                 12,972               152
   Grafton Group PLC *                                  2,721                43
   Greencore Group PLC                                  1,382                 8
   Iaws Group PLC                                       1,170                27
   Independent News & Media PLC                         4,867                21
   Kerry Group PLC, Class A                             1,118                30
   Kingspan Group PLC                                   1,437                39
   Paddy Power PLC                                        493                11
   Ryanair Holdings PLC *                               3,150                24
   Total Produce PLC *                                  2,597                 3
                                                                         ------
                                                                          1,347
                                                                         ------
Italy - 3.7%
   Alleanza Assicurazioni S.p.A.                        4,919                63
   Arnoldo Mondadori Editore S.p.A.                     1,000                10
   Assicurazioni Generali S.p.A. +                     10,469               450
   Autogrill S.p.A.                                     1,000                18
   Autostrade S.p.A.                                    3,167                96
   Banca Intesa S.p.A.                                 79,175               577
   Banca Intesa S.p.A. (RNC)                           11,012                78
   Banca Monte dei Paschi di Siena S.p.A. +            11,766                76
   Banca Popolare di Milano Scrl                        4,676                73
   Banche Popolari Unite Scpa                           3,698               105
   Banco Popolare di Verona e Novara Scrl               4,040               122
   Benetton Group S.p.A.                                  800                13
   Bulgari S.p.A.                                       1,000                14
   Capitalia S.p.A.                                    18,398               159
   Enel S.p.A.                                         48,135               503
   ENI S.p.A.                                          28,965               887
   Fiat S.p.A. * +                                      5,973               142
   Finmeccanica S.p.A. +                                3,482               103
   Fondiaria-Sai S.p.A.                                   771                35
   Gruppo Editoriale L'Espresso S.p.A. +                1,000                 5
   Italcementi S.p.A. +                                 1,080                33
   Lottomatica S.p.A. +                                   653                26
   Luxottica Group S.p.A.                               1,441                45
   Mediaset S.p.A.                                      8,741               102
   Mediobanca S.p.A.                                    5,537               124
   Mediolanum S.p.A. +                                  2,000                17
   Pirelli & C. S.p.A. +                               29,835                33
   Seat Pagine Gialle S.p.A.                           48,101                30
   Snam Rete Gas S.p.A.                                 9,162                55
   Telecom Italia S.p.A.                              117,054               354
   Telecom Italia S.p.A. (RNC)                         65,736               167
   Terna S.p.A. +                                      12,600                44
   Tiscali S.p.A. *                                     2,000                 7
   UniCredito Italiano S.p.A. (Milan Exchange)         86,934               805
                                                                         ------
                                                                          5,371
                                                                         ------
Japan - 23.1%
   77 Bank (The) Ltd.                                   3,000                21
   Acom Co. Ltd. +                                      1,000                37
   Aderans Co. Ltd.                                       500                13
   Advantest Corp.                                      1,800                84
   Aeon Co. Ltd.                                        7,200               150
   Aeon Credit Service Co. Ltd.                           900                17
   Aiful Corp.                                          1,000                27
   Aisin Seiki Co Ltd.                                  2,100                73
   Ajinomoto Co., Inc.                                  7,000                86
   All Nippon Airways Co. Ltd.                          8,000                31
   Alps Electric Co. Ltd.                               1,000                12
   Amada Co. Ltd.                                       4,000                45
   Amano Corp. +                                        1,000                12


EQUITY PORTFOLIOS 5 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

                                                  FEBRUARY 28, 2007 (UNAUDITED)

                                                                NUMBER   VALUE
                                                               OF SHARES (000S)
                                                               --------- ------
COMMON STOCKS - 97.8% - CONTINUED

Japan - 23.1% - (continued)
   Aoyama Trading Co. Ltd.                                         800    $ 25
   Asahi Breweries Ltd.                                          4,800      79
   Asahi Glass Co. Ltd.                                         11,000     147
   Asahi Kasei Corp.                                            14,000     103
   Asatsu-DK, Inc.                                                 500      16
   Asics Corp.                                                   2,000      23
   Astellas Pharma, Inc.                                         6,000     263
   Autobacs Seven Co. Ltd.                                         200       8
   Bank of Fukuoka (The) Ltd.                                    7,000      59
   Bank of Kyoto (The) Ltd.                                      1,000      11
   Bank of Yokohama (The) Ltd.                                  14,000     114
   Benesse Corp.                                                   900      35
   Bridgestone Corp.                                             6,900     145
   Canon Marketing Japan, Inc.                                   1,000      22
   Canon, Inc.                                                  11,900     650
   Casio Computer Co. Ltd. +                                     2,800      62
   Central Glass Co. Ltd.                                        2,000      13
   Central Japan Railway Co.                                        18     216
   Chiba Bank (The) Ltd.                                         9,000      86
   Chiyoda Corp.                                                 2,000      44
   Chubu Electric Power Co., Inc.                                7,200     243
   Chugai Pharmaceutical Co. Ltd. +                              3,300      82
   Citizen Watch Co. Ltd. +                                      4,400      41
   Coca-Cola West Holdings Co. Ltd.                                600      13
   COMSYS Holdings Corp.                                         1,000      12
   Credit Saison Co. Ltd.                                        1,900      63
   CSK Corp.                                                       800      35
   Dai Nippon Printing Co. Ltd.                                  7,000     106
   Daicel Chemical Industries Ltd.                               4,000      29
   Daido Steel Co. Ltd. +                                        4,000      29
   Daiichi Sankyo Co. Ltd.                                       8,000     257
   Daikin Industries Ltd.                                        2,800     100
   Daimaru (The), Inc. +                                         3,000      42
   Dainippon Ink & Chemicals, Inc.                               8,000      33
   Dainippon Screen Manufacturing Co. Ltd.                       1,000       8
   Daito Trust Construction Co. Ltd.                             1,100      53
   Daiwa House Industry Co. Ltd.                                 6,000     107
   Daiwa Securities Group, Inc.                                 15,000     190
   Denki Kagaku Kogyo Kabushki Kaisha                            6,000      27
   Denso Corp.                                                   5,500     214
   Dentsu, Inc.                                                     21      59
   Dowa Mining Co. Ltd.                                          3,000      31
   E*Trade Securities Co. Ltd.                                      12      16
   East Japan Railway Co.                                           38     291
   Ebara Corp. +                                                 2,000       9
   Eisai Co. Ltd.                                                2,900     148
   Electric Power Development Co. +                              1,700      86
   Elpida Memory, Inc. * +                                       1,200      54
   FamilyMart Co. Ltd. +                                           800      22
   Fanuc Ltd.                                                    2,000     179
   Fast Retailing Co. Ltd.                                         600      49
   Fuji Electric Holdings Co. Ltd. +                             6,000      29
   Fuji Photo Film Co. Ltd.                                      5,500     236
   Fuji Television Network, Inc.                                     4       9
   Fujikura Ltd.                                                 4,000      28
   Fujitsu Ltd.                                                 21,000     146
   Furukawa Electric (The) Co. Ltd.                              7,000      46
   Gunma Bank (The) Ltd.                                         3,000      21
   Gunze Ltd.                                                    2,000      11
   Hakuhodo DY Holdings, Inc.                                       80       5
   Hankyu Department Stores                                      1,000       9
   Hankyu Hanshin Holdings, Inc. +                              14,000      94
   Haseko Corp. * +                                             11,000      42
   Hikari Tsushin, Inc.                                            300      14
   Hino Motors Ltd. +                                            2,000      11
   Hirose Electric Co. Ltd.                                        400      51
   Hitachi Cable Ltd.                                            1,000       6
   Hitachi Chemical Co. Ltd.                                     1,300      30
   Hitachi Construction Machinery Co. Ltd.                       1,200      34
   Hitachi Ltd.                                                 38,000     267
   Hokkaido Electric Power Co., Inc.                             1,900      52
   Hokuhoku Financial Group, Inc.                               15,000      57
   Honda Motor Co. Ltd.                                         17,400     650
   House Foods Corp.                                             1,000      17
   Hoya Corp.                                                    4,700     163
   Ibiden Co. Ltd.                                               1,600      80
   Inpex Holdings, Inc. *                                           10      84
   Isetan Co. Ltd.                                               2,500      46
   Ishikawajima-Harima Heavy Industries Co. Ltd. +              16,000      64
   Ito En Ltd. +                                                   800      26
   Itochu Corp.                                                 17,000     164
   Itochu Techno-Science Corp. +                                   400      19
   Jafco Co. Ltd. +                                                400      25
   Japan Airlines Corp. *                                        6,000      13


              NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT 6 EQUITY PORTFOLIOS

EQUITY PORTFOLIOS

SCHEDULE OF INVESTMENTS

INTERNATIONAL EQUITY INDEX PORTFOLIO (continued)

                                                                NUMBER   VALUE
                                                               OF SHARES (000S)
                                                               --------- ------
COMMON STOCKS - 97.8% - CONTINUED

Japan - 23.1% - (continued)
   Japan Real Estate Investment Corp.                                5   $   61
   Japan Retail Fund Investment Corp.                                4       37
   Japan Steel Works Ltd.                                        4,000       38
   Japan Tobacco, Inc.                                              51      233
   JFE Holdings, Inc.                                            6,300      388
   JGC Corp.                                                     3,000       46
   Joyo Bank (The) Ltd.                                          8,000       53
   JS Group Corp.                                                3,200       72
   JSR Corp.                                                     1,900       44
   Kajima Corp.                                                 11,000       58
   Kaken Pharmaceutical Co. Ltd.                                 1,000        8
   Kamigumi Co. Ltd.                                             2,000       18
   Kaneka Corp.                                                  4,000       37
   Kansai Electric Power Co., Inc.                               8,700      259
   Kansai Paint Co. Ltd.                                         3,000       26
   Kao Corp.                                                     6,000      175
   Kawasaki Heavy Industries Ltd. +                             16,000       65
   Kawasaki Kisen Kaisha Ltd. +                                  6,000       60
   KDDI Corp.                                                       27      211
   Keihin Electric Express Railway Co. Ltd. +                    5,000       41
   Keio Corp.                                                    7,000       49
   Keyence Corp.                                                   400       94
   Kikkoman Corp.                                                2,000       28
   Kinden Corp.                                                  1,000        8
   Kintetsu Corp. +                                             19,000       63
   Kirin Brewery Co. Ltd.                                        9,000      139
   Kobe Steel Ltd.                                              32,000      129
   Kokuyo Co. Ltd. +                                             1,000       13
   Komatsu Ltd.                                                 10,100      225
   Konami Corp.                                                  1,300       35
   Konica Minolta Holdings, Inc. *                               5,500       71
   Koyo Seiko Co. Ltd.                                           2,200       39
   Kubota Corp.                                                 12,000      119
   Kuraray Co. Ltd.                                              4,500       49
   Kurita Water Industries Ltd.                                  1,400       32
   Kyocera Corp.                                                 1,900      173
   Kyowa Hakko Kogyo Co. Ltd.                                    4,000       37
   Kyushu Electric Power Co., Inc.                               4,300      123
   Lawson, Inc. +                                                  800       31
   Leopalace21 Corp.                                             1,500       48
   Mabuchi Motor Co. Ltd. +                                        300       19
   Makita Corp.                                                  1,300       48
   Marubeni Corp.                                               18,000      113
   Marui Co. Ltd.                                                3,800       48
   Matsushita Electric Industrial Co. Ltd.                      22,000      444
   Matsushita Electric Works Ltd.                                4,000       46
   MEDICEO Holdings Co. Ltd.                                     2,000       37
   Meiji Dairies Corp.                                           3,000       26
   Meiji Seika Kaisha Ltd. +                                     3,000       15
   Meitec Corp.                                                    500       16
   Millea Holdings, Inc.                                         8,000      299
   Minebea Co. Ltd.                                              4,000       26
   Mitsubishi Chemical Holdings Corp.                           13,500      109
   Mitsubishi Corp.                                             15,200      354
   Mitsubishi Electric Corp.                                    22,000      220
   Mitsubishi Estate Co. Ltd.                                   13,000      405
   Mitsubishi Gas Chemical Co., Inc.                             4,000       43
   Mitsubishi Heavy Industries Ltd.                             36,000      203
   Mitsubishi Logistics Corp. +                                  2,000       35
   Mitsubishi Materials Corp.                                   12,000       55
   Mitsubishi Rayon Co. Ltd.                                     6,000       40
   Mitsubishi Securities Co. Ltd.                                3,000       36
   Mitsubishi Tokyo Financial Group, Inc.                           96    1,184
   Mitsui & Co. Ltd.                                            18,000      324
   Mitsui Chemicals, Inc.                                        7,000       61
   Mitsui Engineering & Shipbuilding Co. Ltd. +                  9,000       36
   Mitsui Fudosan Co. Ltd.                                       9,000      249
   Mitsui Mining & Smelting Co. Ltd.                             7,000       40
   Mitsui O.S.K. Lines Ltd.                                     12,000      136
   Mitsui Sumitomo Insurance Co. Ltd.                           14,000      175
   Mitsui Trust Holdings, Inc.                                   8,000       89
   Mitsukoshi Ltd. +                                             6,000       28
   Mitsumi Electric Co. Ltd. +                                   1,000       30
   Mizuho Financial Group, Inc.                                    106      743
   Murata Manufacturing Co. Ltd.                                 2,300      167
   Namco Bandai Holdings, Inc.                                   2,500       37
   NEC Corp.                                                    23,000      122
   NEC Electronics Corp. * +                                       300        8
   NET One Systems Co. Ltd. +                                        4        5
   NGK Insulators Ltd. +                                         3,000       57
   NGK Spark Plug Co. Ltd.                                       2,000       38
   Nichirei Corp.                                                2,000       12
   Nidec Corp.                                                   1,200       79
   Nikko Cordial Corp.                                           9,500       92


EQUITY PORTFOLIOS 7 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

                                                  FEBRUARY 28, 2007 (UNAUDITED)

                                                                NUMBER   VALUE
                                                               OF SHARES (000S)
                                                               --------- ------
COMMON STOCKS - 97.8% - CONTINUED

Japan - 23.1% - (continued)
   Nikon Corp. +                                                 3,000    $ 69
   Nintendo Co. Ltd.                                             1,100     293
   Nippon Building Fund, Inc. +                                      5      73
   Nippon Electric Glass Co. Ltd.                                3,000      73
   Nippon Express Co. Ltd.                                       9,000      57
   Nippon Kayaku Co. Ltd. +                                      1,000       9
   Nippon Meat Packers, Inc.                                     2,000      25
   Nippon Mining Holdings, Inc.                                 10,000      84
   Nippon Oil Corp.                                             14,000     102
   Nippon Paper Group, Inc.                                         11      42
   Nippon Sheet Glass Co. Ltd. +                                 6,000      31
   Nippon Shokubai Co. Ltd.                                      1,000      11
   Nippon Steel Corp.                                           69,000     469
   Nippon Telegraph & Telephone Corp.                               58     308
   Nippon Yusen Kabushiki Kaisha                                12,000      95
   Nishi-Nippon City Bank (The) Ltd.                             7,000      34
   Nishimatsu Construction Co. Ltd. +                            2,000       7
   Nissan Chemical Industries Ltd. +                             1,000      13
   Nissan Motor Co. Ltd.                                        25,400     294
   Nisshin Seifun Group, Inc.                                    2,500      26
   Nisshin Steel Co. Ltd.                                       10,000      44
   Nisshinbo Industries, Inc.                                    2,000      26
   Nissin Food Products Co. Ltd. +                               1,000      36
   Nitori Co. Ltd.                                                 300      14
   Nitto Denko Corp.                                             1,900      97
   NOK Corp.                                                     1,500      26
   Nomura Holdings, Inc.                                        20,000     435
   Nomura Real Estate Office Fund, Inc.                              3      35
   Nomura Research Institute Ltd.                                  300      46
   NSK Ltd.                                                      5,000      44
   NTN Corp. +                                                   5,000      41
   NTT Data Corp.                                                   15      76
   NTT DoCoMo, Inc.                                                210     385
   NTT Urban Development Corp.                                      14      32
   Obayashi Corp.                                                8,000      54
   Obic Co. Ltd.                                                   100      20
   Odakyu Electric Railway Co. Ltd. +                            7,000      52
   OJI Paper Co. Ltd.                                            9,000      50
   Oki Electric Industry Co. Ltd. +                              5,000       9
   Okumura Corp.                                                 2,000      11
   Olympus Corp.                                                 3,000     101
   Omron Corp.                                                   2,600      73
   Oracle Corp. Japan +                                            400      18
   Oriental Land Co. Ltd.                                          600      36
   ORIX Corp.                                                    1,020     281
   Osaka Gas Co. Ltd.                                           22,000      86
   Otsuka Corp.                                                    200      20
   Park24 Co. Ltd.                                               1,300      18
   Pioneer Corp. +                                               2,000      27
   Promise Co. Ltd.                                              1,000      34
   QP Corp.                                                      1,400      13
   Rakuten, Inc.                                                    71      37
   Resona Holdings, Inc. +                                          52     148
   Ricoh Co. Ltd.                                                7,000     155
   Rohm Co. Ltd.                                                 1,200     110
   Sanken Electric Co. Ltd. +                                    1,000      10
   Sankyo Co. Ltd.                                                 600      27
   Sanyo Electric Co. Ltd. * +                                  20,000      30
   Sapporo Hokuyo Holdings, Inc.                                     3      31
   Sapporo Holdings Ltd. +                                       3,000      22
   SBI Holdings, Inc.                                              111      47
   Secom Co. Ltd.                                                2,400     121
   Sega Sammy Holdings, Inc.                                     2,300      58
   Seiko Epson Corp. +                                           1,600      46
   Seino Transportation Co. Ltd.                                 1,000      10
   Sekisui Chemical Co. Ltd.                                     5,000      41
   Sekisui House Ltd.                                            6,000      90
   Seven & I Holdings Co. Ltd.                                   9,300     299
   Sharp Corp.                                                  11,000     204
   Shimachu Co. Ltd.                                               400      12
   Shimamura Co. Ltd.                                              200      23
   Shimano, Inc.                                                   500      15
   Shimizu Corp. +                                               7,000      42
   Shin-Etsu Chemical Co. Ltd.                                   4,400     276
   Shinko Electric Industries                                      700      16
   Shinko Securities Co. Ltd.                                    6,000      32
   Shinsei Bank Ltd.                                            17,000      91
   Shionogi & Co. Ltd.                                           4,000      77
   Shiseido Co. Ltd.                                             4,000      85
   Shizuoka Bank (The) Ltd.                                      7,000      75
   Showa Denko K.K.                                             12,000      45
   Showa Shell Sekiyu K.K.                                       1,500      17
   SMC Corp. of Japan                                              600      80
   Softbank Corp. +                                              8,100     205


              NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT 8 EQUITY PORTFOLIOS

EQUITY PORTFOLIOS

SCHEDULE OF INVESTMENTS

INTERNATIONAL EQUITY INDEX PORTFOLIO (continued)

                                                               NUMBER   VALUE
                                                              OF SHARES (000S)
                                                              --------- -------
COMMON STOCKS - 97.8% - CONTINUED

Japan - 23.1% - (continued)
   Sojitz Corp. *                                               8,700   $    39
   Sompo Japan Insurance, Inc.                                  9,000       121
   Sony Corp.                                                  11,200       584
   Stanley Electric Co. Ltd.                                    2,000        40
   Sumco Corp.                                                  1,200        44
   Sumitomo Bakelite Co. Ltd. +                                 1,000         7
   Sumitomo Chemical Co. Ltd.                                  17,000       129
   Sumitomo Corp.                                              12,000       216
   Sumitomo Electric Industries Ltd.                            8,200       122
   Sumitomo Heavy Industries Ltd.                               7,000        72
   Sumitomo Metal Industries Ltd.                              46,000       232
   Sumitomo Metal Mining Co. Ltd.                               6,000       107
   Sumitomo Mitsui Financial Group, Inc.                           73       709
   Sumitomo Osaka Cement Co. Ltd.                               3,000        10
   Sumitomo Realty & Development Co. Ltd.                       4,000       159
   Sumitomo Rubber Industries, Inc.                             2,200        26
   Sumitomo Titanium Corp.                                        100        12
   Sumitomo Trust & Banking (The) Co. Ltd.                     14,000       159
   Suruga Bank (The) Ltd. +                                     2,000        28
   Suzuken Co. Ltd.                                               900        32
   T&D Holdings, Inc.                                           2,600       188
   Taiheiyo Cement Corp.                                       10,400        46
   Taisei Corp.                                                11,000        42
   Taisho Pharmaceutical Co. Ltd. +                             2,000        37
   Taiyo Nippon Sanso Corp.                                     3,000        27
   Taiyo Yuden Co. Ltd. +                                       1,000        22
   Takara Holdings, Inc. +                                      1,000         7
   Takashimaya Co. Ltd. +                                       3,000        39
   Takeda Pharmaceutical Co. Ltd.                               9,900       681
   Takefuji Corp. +                                             1,430        56
   Tanabe Seiyaku Co Ltd.                                       3,000        40
   TDK Corp.                                                    1,400       117
   Teijin Ltd.                                                 10,000        54
   Terumo Corp.                                                 2,000        77
   THK Co. Ltd.                                                 1,400        35
   TIS, Inc. +                                                    500        10
   Tobu Railway Co. Ltd. +                                     10,000        52
   Toda Corp.                                                   2,000         9
   Toho Co. Ltd. of Tokyo                                       1,800        36
   Tohoku Electric Power Co., Inc.                              4,900       131
   Tokuyama Corp. +                                             3,000        52
   Tokyo Broadcasting System, Inc.                                500        17
   Tokyo Electric Power Co., Inc.                              13,700       478
   Tokyo Electron Ltd.                                          1,900       138
   Tokyo Gas Co. Ltd.                                          25,000       140
   Tokyo Style Co. Ltd.                                         1,000        11
   Tokyo Tatemono Co. Ltd.                                      4,000        56
   Tokyu Corp. +                                               12,000        97
   Tokyu Land Corp.                                             5,000        60
   TonenGeneral Sekiyu KK +                                     4,000        44
   Toppan Printing Co. Ltd. +                                   7,000        71
   Toray Industries, Inc.                                      15,000       108
   Toshiba Corp. +                                             33,000       208
   Tosoh Corp.                                                  6,000        31
   Toto Ltd. +                                                  4,000        42
   Toyo Seikan Kaisha Ltd. +                                    2,000        39
   Toyobo Co. Ltd.                                              5,000        16
   Toyoda Gosei Co. Ltd.                                          300         7
   Toyota Industries Corp.                                      2,200       109
   Toyota Motor Corp.                                          32,100     2,174
   Toyota Tsusho Corp.                                          2,500        69
   Trend Micro, Inc. +                                          1,000        28
   Ube Industries Ltd. of Japan                                11,000        35
   Uni-Charm Corp. +                                              500        30
   UNY Co. Ltd.                                                 2,000        28
   Ushio, Inc.                                                  1,400        27
   USS Co. Ltd.                                                   300        19
   West Japan Railway Co.                                          20        95
   Yahoo! Japan Corp. +                                           177        67
   Yakult Honsha Co. Ltd. +                                     1,300        39
   Yamada Denki Co. Ltd.                                        1,000        89
   Yamaha Corp.                                                 2,200        50
   Yamaha Motor Co. Ltd.                                        2,300        68
   Yamato Holdings Co. Ltd.                                     4,000        64
   Yamazaki Baking Co. Ltd. +                                   1,000         9
   Yokogawa Electric Corp.                                      2,000        30
                                                                        -------
                                                                         33,821
                                                                        -------
Luxembourg - 0.0%
   Oriflame Cosmetics S.A. SDR                                    300        12

Malaysia - 0.0%
   Promet BHD *                                                 4,000        --

Netherlands - 5.3%
   ABN AMRO Holding N.V.                                       20,140       707
   Aegon N.V.                                                  16,039       317


EQUITY PORTFOLIOS 9 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

                                                  FEBRUARY 28, 2007 (UNAUDITED)

                                                                NUMBER   VALUE
                                                               OF SHARES (000S)
                                                               --------- ------
 COMMON STOCKS - 97.8% - CONTINUED

 Netherlands - 5.3% - (continued)
    Akzo Nobel N.V.                                              2,961   $  183
    ASML Holding N.V. *                                          5,101      126
    Corio N.V.                                                     389       36
    Euronext N.V. +                                                981      107
    European Aeronautic Defence & Space Co. +                    3,552      122
    Fugro N.V. - CVA +                                             274       13
    Hagemeyer N.V. *                                             4,113       19
    Heineken N.V.                                                2,750      136
    ING Groep N.V. - CVA                                        20,927      894
    James Hardie Industries N.V. - CDI                           4,100       31
    Koninklijke Ahold N.V. *                                    18,086      181
    Koninklijke DSM N.V.                                         1,692       73
    Koninklijke Philips Electronics N.V.                        12,721      468
    Mittal Steel Co. N.V.                                        7,577      384
    OCE N.V. +                                                     699       12
    Qiagen N.V. * +                                              1,100       18
    Randstad Holdings N.V.                                         464       33
    Reed Elsevier N.V.                                           7,915      140
    Rodamco Europe N.V. +                                          677       93
    Royal Dutch Shell PLC, Class A                              41,648    1,351
    Royal Dutch Shell PLC, Class B                              30,085      973
    Royal KPN N.V.                                              21,423      331
    Royal Numico N.V.                                            1,889       97
    SBM Offshore N.V.                                            1,727       61
    TNT N.V.                                                     4,958      213
    Unilever N.V. - CVA                                         19,033      493
    Vedior N.V. - CVA                                            2,072       45
    Wereldhave N.V.                                                175       23
    Wolters Kluwer N.V.                                          3,245       98
                                                                         ------
                                                                          7,778
                                                                         ------
 New Zealand - 0.1%
    Auckland International Airport Ltd. +                        7,776       12
    Contact Energy Ltd.                                          1,879       12
    Fisher & Paykel Appliances Holdings Ltd.                     1,920        5
    Fisher & Paykel Healthcare Corp.                             3,220        9
    Fletcher Building Ltd.                                       4,295       32
    Sky City Entertainment Group Ltd.                            4,218       15
    Sky Network Television Ltd.                                  1,774        7
    Telecom Corp. of New Zealand Ltd.                           21,517       73
    Tower Ltd.                                                   1,404        2
    Vector Ltd.                                                  1,259        2
    Warehouse Group Ltd.                                         1,200        6
                                                                         ------
                                                                            175
                                                                         ------
 Norway - 0.8%
    Aker Kvaerner ASA +                                            450       52
    DET Norske Oljeselskap *                                     5,600       10
    DnB Holding ASA                                              7,500      102
    Norsk Hydro ASA +                                            7,950      246
    Norske Skogindustrier ASA +                                  2,234       39
    Orkla ASA +                                                  2,250      146
    Marine Harvest * +                                          24,550       30
    Petroleum Geo-Services ASA * +                               1,800       42
    ProSafe ASA                                                  2,500       35
    Schibsted ASA                                                  400       16
    Statoil ASA +                                                7,600      194
    Storebrand ASA +                                             2,600       35
    Tandberg ASA                                                 1,000       18
    Telenor ASA                                                  8,750      162
    TGS Nopec Geophysical Co ASA *                                 700       15
    Tomra Systems ASA +                                          1,500       12
    Yara International ASA +                                     2,360       65
                                                                         ------
                                                                          1,219
                                                                         ------
 Portugal - 0.3%
    Banco BPI S.A. (Registered)                                  1,981       17
    Banco Comercial Portugues S.A. (Registered)                 23,243       85
    Banco Espirito Santo S.A. (Registered)                       2,308       43
    Brisa-Auto Estradas de Portugal S.A. +                       3,065       40
    Cimpor Cimentos de Portugal S.A. +                           1,400       11
    Energias de Portugal S.A.                                   21,456      118
    Jeronimo Martins, SGPS, S.A.                                   394       10
    Portugal Telecom, SGPS, S.A. (Registered) +                  8,427      112
    PT Multimedia Servicos de Telecomunicacoes e Multimedia
      SGPS S.A. +                                                  800       11
    Sonae Industria SGPS S.A. * +                                  604        7
    Sonae SGPS S.A. +                                            8,900       19
                                                                         ------
                                                                            473
                                                                         ------
 Singapore - 0.9%
    Allgreen Properties Ltd.                                     6,000        6
    Ascendas Real Estate Investment Trust                       10,000       16
    CapitaCommercial Trust                                      10,000       18
    CapitaLand Ltd.                                             15,500       71
    CapitaMall Trust                                            10,000       23
    Chartered Semiconductor Manufacturing Ltd. *                 8,500        8

             NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT 10 EQUITY PORTFOLIOS

EQUITY PORTFOLIOS

SCHEDULE OF INVESTMENTS

INTERNATIONAL EQUITY INDEX PORTFOLIO (continued)

                                                                NUMBER   VALUE
                                                               OF SHARES (000S)
                                                               --------- ------
 COMMON STOCKS - 97.8% - CONTINUED

 Singapore - 0.9% - (continued)
    City Developments Ltd.                                       5,000   $   44
    ComfortDelgro Corp. Ltd.                                    25,000       30
    Cosco Corp. Singapore Ltd.                                  10,000       18
    Creative Technology Ltd.                                       200        1
    DBS Group Holdings Ltd.                                     13,198      184
    Fraser and Neave Ltd.                                        8,650       28
    Haw Par Corp. Ltd.                                             711        3
    Jardine Cycle & Carriage Ltd.                                1,421       12
    Keppel Corp. Ltd.                                            6,250       73
    Keppel Land Ltd.                                             3,000       17
    Neptune Orient Lines Ltd.                                    7,370       14
    Oversea-Chinese Banking Corp.                               28,152      157
    Parkway Holdings Ltd.                                        5,250       10
    SembCorp Industries Ltd.                                     7,044       20
    SembCorp Marine Ltd. +                                       4,000        9
    Singapore Airlines Ltd.                                      7,000       72
    Singapore Exchange Ltd.                                      9,000       40
    Singapore Land Ltd.                                          1,000        6
    Singapore Press Holdings Ltd.                               15,295       44
    Singapore Technologies Engineering Ltd.                     14,000       30
    Singapore Telecommunications Ltd.                           77,325      162
    SMRT Corp. Ltd.                                              5,000        5
    STATS ChipPAC Ltd. *                                         2,000        2
    United Overseas Bank Ltd.                                   13,392      179
    UOL Group Ltd.                                               4,039       13
    Venture Corp. Ltd.                                           4,000       36
    Wing Tai Holdings Ltd.                                       3,500        6
                                                                         ------
                                                                          1,357
                                                                         ------
 Spain - 3.9%
    Abertis Infraestructuras S.A. +                              2,532       72
    Acciona S.A.                                                   343       69
    Acerinox S.A.                                                2,194       58
    ACS Actividades Cons y Serv                                  2,877      163
    Aguas de Barcelona *                                             5       --
    Altadis S.A.                                                 2,991      152
    Antena 3 de Television S.A.                                    976       22
    Banco Bilbao Vizcaya Argentaria S.A.                        39,515      964
    Banco Popular Espanol S.A.                                   8,984      177
    Banco Santander Central Hispano S.A.                        66,075    1,225
    Cintra Concesiones de Infraestructuras de Transporte S.A.    2,154       38
    Corp. Mapfre S.A.                                            4,445       22
    Ebro Puleva S.A.                                               455       11
    Endesa S.A.                                                  8,204      418
    Fadesa Inmobiliaria S.A. +                                     432       21
    Fomento de Construcciones y Contratas S.A.                     426       44
    Gamesa Corp. Tecnologica S.A.                                1,648       47
    Gas Natural SDG S.A.                                         1,807       77
    Grupo Ferrovial S.A.                                           655       65
    Iberdrola S.A.                                               8,376      368
    Iberia (Lineas Aereas de Espana)                             3,800       16
    Inditex S.A.                                                 2,587      151
    Indra Sistemas S.A.                                          1,360       31
    NH Hoteles S.A.                                                800       18
    Promotora de Informaciones S.A. (Prisa) +                      600       12
    Repsol YPF S.A.                                              8,867      282
    Sacyr Vallehermoso S.A. +                                    1,218       66
    Sociedad General de Aguas de Barcelona S.A., Class A           540       18
    Sogecable S.A. *                                               347       13
    Telefonica S.A.                                             49,612    1,070
    Union Fenosa S.A.                                            1,384       69
    Zeltia S.A. * +                                              1,325       12
                                                                         ------
                                                                          5,771
                                                                         ------
 Sweden - 2.5%
    Alfa Laval AB                                                  900       45
    Assa Abloy AB, Class B                                       3,200       69
    Atlas Copco AB, Class A                                      4,100      129
    Atlas Copco AB, Class B                                      1,800       54
    Axfood AB                                                      200        8
    Billerud AB +                                                  500        7
    Boliden AB +                                                 3,700       78
    Castellum AB                                                 2,400       33
    Electrolux AB, Class B +                                     2,823       63
    Elekta AB, Class B                                             600       13
    Eniro AB +                                                   2,400       28
    Fabege AB +                                                    500       13
    Getinge AB, Class B                                          2,300       48
    Hennes & Mauritz AB, Class B                                 5,290      276
    Hoganas AB, Class B                                            200        5
    Holmen AB, Class B +                                           400       16
    Husqvarna AB, Class B *                                      3,023       47
    Kungsleden AB                                                1,100       19
    Lundin Petroleum AB *                                        1,800       19

EQUITY PORTFOLIOS 11 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

                                                  FEBRUARY 28, 2007 (UNAUDITED)

                                                               NUMBER   VALUE
                                                              OF SHARES (000S)
                                                              --------- -------
COMMON STOCKS - 97.8% - CONTINUED

Sweden - 2.5% - (continued)
   Modern Times Group AB, Class B *                                700  $    39
   Nobia AB                                                        400       16
   Nordea Bank AB                                               22,800      347
   OMX AB +                                                        400        8
   Sandvik AB                                                   11,765      185
   SAS AB *                                                        600       11
   Scania AB, Class B +                                          1,200       89
   Securitas AB, Class B                                         3,873       58
   Securitas Direct AB, Class B * +                              3,400       10
   Securitas Systems AB, Class B *                               3,400       11
   Skandinaviska Enskilda Banken AB, Class A                     5,387      165
   Skanska AB, Class B                                           4,200       87
   SKF AB, Class B +                                             4,744       89
   Ssab Svenskt Stal AB, Class A                                 1,850       50
   Ssab Svenskt Stal AB, Class B                                   540       14
   Svenska Cellulosa AB, Class B                                 2,200      114
   Svenska Handelsbanken AB, Class A                             5,730      165
   Swedish Match AB                                              3,500       61
   Tele2 AB, Class B                                             4,200       63
   Telefonaktiebolaget LM Ericsson, Class B                    166,740      595
   TeliaSonera AB                                               21,567      182
   Trelleborg AB, Class B                                          600       15
   Volvo AB, Class A                                             1,000       79
   Volvo AB, Class B                                             2,500      193
   Wihlborgs Fastigheter AB                                        210        4
                                                                        -------
                                                                          3,620
                                                                        -------
Switzerland - 7.0%
   ABB Ltd. (Registered)                                        22,846      383
   Adecco S.A. (Registered)                                      1,441       96
   Ciba Specialty Chemicals A.G. (Registered) *                    878       56
   Clariant A.G. (Registered) *                                  1,950       31
   Compagnie Financiere Richemont S.A.,
   Class A (Bearer)                                              5,885      325
   Credit Suisse Group (Registered)                             12,877      893
   Geberit A.G. (Registered)                                        50       83
   Givaudan S.A. (Registered) +                                     75       67
   Holcim Ltd. (Registered)                                      2,296      228
   Kudelski S.A. (Bearer) +                                        300       11
   Kuehne & Nagel International A.G. (Registered)                  664       51
   Kuoni Reisen Holding A.G. (Registered) * +                       27       15
   Logitech International S.A. (Registered) *                    1,600       42
   Lonza Group A.G. (Registered)                                   378       34
   Nestle S.A. (Registered)                                      4,463    1,663
   Nobel Biocare Holding A.G. (Bearer)                             279       93
   Novartis A.G. (Registered) *                                 25,943    1,444
   OC Oerlikon Corp. A.G. (Registered) *                            75       37
   Phonak Holding A.G. (Registered)                                584       44
   PSP Swiss Property A.G. (Registered) *                          443       25
   Rieter Holding A.G. (Registered)                                 41       21
   Roche Holding A.G. (Genusschein)                              7,802    1,392
   Schindler Holding A.G.                                          500       32
   SGS Societe Generale de Surveillance Holdings S.A.
     (Registered)                                                   51       58
   STMicroelectronics N.V.                                       7,809      152
   Sulzer A.G. (Registered)                                         40       49
   Swatch Group A.G. (Bearer)                                      363       89
   Swatch Group A.G. (Registered)                                  500       25
   Swiss Reinsurance (Registered)                                3,814      325
   Swisscom A.G. (Registered)                                      222       83
   Syngenta A.G. (Registered) *                                  1,186      209
   Synthes, Inc.                                                   578       72
   UBS AG (Registered)                                          22,162    1,314
   Xstrata PLC                                                   6,517      306
   Zurich Financial Services A.G. (Registered)                   1,579      452
                                                                        -------
                                                                         10,200
                                                                        -------
United Kingdom - 20.9%
   3I Group PLC                                                  6,062      133
   Acergy S.A. *                                                 2,550       48
   Aegis Group PLC                                              10,000       28
   Aggreko PLC                                                   2,000       17
   Alliance Boots PLC                                            8,971      139
   Amec PLC                                                      4,393       40
   Amvescap PLC                                                  9,638      114
   Anglo American PLC                                           16,120      765
   ARM Holdings PLC                                             13,295       33
   Arriva PLC                                                    1,739       25
   AstraZeneca PLC                                              17,275      972
   Aviva PLC                                                    29,476      474
   BAE Systems PLC                                              37,447      320
   Balfour Beatty PLC                                            5,394       48
   Barclays PLC                                                 72,615    1,055
   Barratt Developments PLC                                      2,525       58
   BBA Aviation PLC                                              4,323       23
   Bellway PLC                                                   1,488       43

             NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT 12 EQUITY PORTFOLIOS

EQUITY PORTFOLIOS

SCHEDULE OF INVESTMENTS

INTERNATIONAL EQUITY INDEX PORTFOLIO (continued)

                                                                NUMBER   VALUE
                                                               OF SHARES (000S)
                                                               --------- ------
COMMON STOCKS - 97.8% - CONTINUED

United Kingdom - 20.9% - (continued)
   Berkeley Group Holdings PLC *                                  1,000  $   30
   BG Group PLC                                                  37,298     507
   BHP Billiton PLC                                              26,679     535
   Biffa PLC                                                      3,091      20
   BP PLC                                                       217,623   2,231
   British Airways PLC *                                          6,572      69
   British American Tobacco PLC                                  17,747     540
   British Land Co. PLC                                           6,414     189
   British Sky Broadcasting PLC                                  12,541     137
   BT Group PLC                                                  91,914     534
   Bunzl PLC                                                      4,072      53
   Burberry Group PLC                                             4,681      58
   Cadbury Schweppes PLC                                         22,197     238
   Capita Group PLC                                               7,403      94
   Carnival PLC                                                   2,274     108
   Cattles PLC                                                    3,000      26
   Centrica PLC                                                  40,191     295
   Close Brothers Group PLC                                       1,000      20
   Cobham PLC                                                    13,869      54
   Collins Stewart PLC *                                          2,801      13
   Compass Group PLC +                                           26,965     160
   Corus Group PLC                                                8,768     104
   CSR PLC * +                                                      824      12
   Daily Mail & General Trust, Class A                            2,424      37
   Davis Service Group PLC                                        1,666      17
   De La Rue PLC                                                  1,665      22
   Diageo PLC                                                    30,251     597
   DSG International PLC                                         20,170      68
   Electrocomponents PLC                                          5,928      31
   EMAP                                                           1,398      20
   EMI Group PLC                                                  6,279      30
   Enterprise Inns PLC                                            6,988      86
   FirstGroup PLC                                                 4,316      52
   FKI PLC                                                        5,000      11
   Friends Provident PLC                                         17,134      69
   Galiform PLC *                                                 5,000      12
   Gallaher Group PLC                                             8,218     182
   GKN PLC                                                        6,646      45
   GlaxoSmithKline PLC                                           63,999   1,798
   Great Portland Estates PLC                                     1,440      21
   Group 4 Securicor PLC                                         13,208      48
   Hammerson PLC                                                  3,188      96
   Hanson PLC                                                     7,854     125
   Hays PLC                                                      14,991      44
   HBOS PLC                                                      41,381     879
   Home Retail Group                                              9,919      82
   HSBC Holdings PLC                                            129,469   2,266
   ICAP PLC                                                       5,520      51
   IMI PLC                                                        4,175      42
   Imperial Chemical Industries PLC                              12,991     118
   Imperial Tobacco Group PLC                                     7,641     318
   Inchcape PLC                                                   5,681      58
   Intercontinental Hotels Group PLC                              4,338     102
   International Power PLC                                       16,200     116
   Intertek Group PLC                                               942      16
   Invensys PLC *                                                 9,921      55
   Investec PLC                                                   3,008      36
   ITV PLC                                                       46,450     100
   Johnson Matthey PLC                                            2,622      79
   Kelda Group PLC                                                3,544      62
   Kesa Electricals PLC                                           6,734      45
   Kingfisher PLC                                                25,940     128
   Ladbrokes PLC                                                  7,604      60
   Land Securities Group PLC                                      5,704     231
   Legal & General Group PLC                                     79,519     244
   Liberty International PLC                                      3,230      77
   Lloyds TSB Group PLC                                          61,352     692
   LogicaCMG PLC                                                 14,572      49
   London Stock Exchange Group PLC                                1,159      29
   Man Group PLC                                                 19,337     208
   Marks & Spencer Group PLC                                     20,342     270
   Meggitt PLC                                                    3,126      21
   Michael Page International PLC                                 3,182      30
   Misys PLC                                                      5,008      23
   National Express Group PLC                                     1,160      25
   National Grid PLC                                             30,143     452
   Next PLC                                                       2,497     100
   Old Mutual PLC                                                60,901     211
   Pearson PLC                                                   10,212     158
   Persimmon PLC                                                  3,823     105
   Provident Financial PLC                                        3,018      43
   Prudential PLC                                                27,683     366
   Punch Taverns PLC                                              2,999      68
   Rank Group PLC                                                 7,207      32


EQUITY PORTFOLIOS 13 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

                                                  FEBRUARY 28, 2007 (UNAUDITED)

                                                             NUMBER     VALUE
                                                            OF SHARES   (000S)
                                                            ---------- --------
COMMON STOCKS - 97.8% - CONTINUED

United Kingdom - 20.9% - (continued)
   Reckitt Benckiser PLC                                         6,672 $    336
   Reed Elsevier PLC                                            13,723      160
   Rentokil Initial PLC                                         20,860       61
   Resolution PLC                                                7,980       98
   Reuters Group PLC                                            16,808      144
   Rexam PLC                                                     6,333       63
   Rio Tinto PLC                                                11,742      631
   Rolls-Royce Group PLC *                                      20,450      197
   Royal Bank of Scotland Group PLC                             35,518    1,402
   SABMiller PLC                                                 9,667      214
   Sage Group PLC                                               15,339       77
   Sainsbury (J.) PLC                                           17,010      171
   Schroders PLC                                                   690       15
   Scottish & Newcastle PLC                                      7,758       80
   Scottish & Southern Energy PLC                                9,609      271
   Scottish Power PLC +                                         15,085      227
   Serco Group PLC                                               5,792       49
   Severn Trent PLC                                              2,573       70
   Signet Group PLC                                             20,284       47
   Slough Estates PLC                                            5,580       81
   Smith & Nephew PLC                                           12,122      141
   Smiths Group PLC                                              6,881      139
   SSL International PLC                                         2,000       14
   Stagecoach Group PLC                                          7,144       22
   Standard Life PLC *                                          20,872      124
   Tate & Lyle PLC                                               4,677       52
   Taylor Woodrow PLC                                            5,366       43
   Tesco PLC                                                    89,680      761
   TI Automotive Ltd., Class A *                                 5,000       --
   Tomkins PLC                                                  10,080       51
   Travis Perkins PLC                                            1,369       53
   Trinity Mirror PLC                                            2,462       24
   Tullet Prebon PLC *                                           2,801       34
   Unilever PLC                                                 13,438      359
   United Business Media PLC                                     2,114       29
   United Utilities PLC                                         10,876      155
   Vodafone Group PLC                                          591,631    1,644
   Whitbread PLC                                                 2,344       76
   William Hill PLC                                              5,440       68
   Wimpey (George) PLC +                                         4,568       51
   Wolseley PLC                                                  8,114      204
   WPP Group PLC                                                13,556      197
   Yell Group PLC                                                8,659      102
                                                                       --------
                                                                         30,557
                                                                       --------
Total Common Stocks
(Cost $ 120,212)                                                        143,167

PREFERRED STOCKS - 0.3%
Germany - 0.3%
   Henkel KGaA +                                                   660       93
   Porsche A.G.                                                     86      113
   ProSieben SAT.1 Media A.G. +                                  1,100       37
   RWE A.G.                                                        350       32
   Volkswagen A.G.                                               1,116       99
                                                                       --------
                                                                            374
                                                                       --------
Italy - 0.0%
   Unipol S.p.A.                                                 9,735       33
Total Preferred Stocks
(Cost $ 256)                                                                407

INVESTMENT COMPANY - 12.0%
   Northern Institutional Funds - Liquid Assets Portfolio
     /(1)/                                                  17,626,602   17,627
Total Investment Company
(Cost $ 17,627)                                                          17,627

RIGHTS - 0.0%
Australia - 0.0%
   WorleyParsons Ltd. *                                            201       --

Spain - 0.0%
NH Hoteles S.A. *                                                  800       --
Total Rights
(Cost $-)                                                                    --

             NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT 14 EQUITY PORTFOLIOS

EQUITY PORTFOLIOS

SCHEDULE OF INVESTMENTS

INTERNATIONAL EQUITY INDEX PORTFOLIO (continued)

                                                             NUMBER    VALUE
                                                            OF SHARES  (000S)
                                                            --------- --------
WARRANTS - 0.0%
Japan - 0.0%
   Dowa Holding Co. Ltd., Exp. 1/29/10, Strike 1.00 Yen *     4,000   $     --
Total Warrants                                                              --
(Cost $ -)

                                                            PRINCIPAL
                                                             AMOUNT    VALUE
                                                             (000S)    (000S)
                                                            --------- --------
SHORT-TERM INVESTMENTS - 1.5%
   ING Bank, Amsterdam, Eurodollar Time Deposit, 5.36%,
     3/1/07                                                  $1,505      1,505
   U.S. Treasury Bill /(2)/ 5.01%, 8/9/07                       745        728
Total Short-Term Investments
(Cost $ 2,233)                                                           2,233

Total Investments - 111.6%
(Cost $ 140,328)                                                       163,434
   Liabilities less Other Assets- (11.6)%                              (16,990)
NET ASSETS - 100.0%                                                   $146,444
--------
(1) Investment relates to cash collateral received from portfolio securities loaned.
(2) Security pledged as collateral to cover margin requirements for open futures contracts.
 *  Non-Income Producing Security
 +  Security is either wholly or partially on loan.

At February 28, 2007, the International Equity Index Portfolio had open futures contracts as follows:

                                        NOTIONAL                   UNREALIZED
                              NUMBER OF  AMOUNT  CONTRACT CONTRACT GAIN (LOSS)
TYPE                          CONTRACTS  (000S)  POSITION   EXP.     (000S)
----                          --------- -------- -------- -------- -----------
EuroStoxx-50                     29      $1,571    Long     3/07      $(10)
FTSE 100                          4         484    Long     3/07        (2)
Hang Seng Index                   1         125    Long     3/07        (7)
SPI 200                           1         114    Long     3/07         4
TOPIX Index                       5         738    Long     3/07        46
                                                                      ----
Total                                                                 $ 31

At February 28, 2007, the industry sectors for the International Equity Index Portfolio were:

                                                          % OF LONG-TERM
       INDUSTRY SECTOR                                     INVESTMENTS
       ---------------                                    --------------
       Consumer Discretionary                                  11.9%
       Consumer Staples                                         7.9
       Energy                                                   6.7
       Financials                                              30.0
       Health Care                                              7.0
       Industrials                                             11.5
       Information Technology                                   5.4
       Materials                                                8.6
       Telecommunication Services                               5.5
       Utilities                                                5.5
                                                              -----
       Total                                                  100.0%

At February 28, 2007, the International Equity Index Portfolio's investments were denominated in the following currencies:

                                                          % OF LONG-TERM
       CONCENTRATION BY CURRENCY                           INVESTMENTS
       -------------------------                          --------------
       Euro                                                    33.7%
       Japanese Yen                                            23.6
       British Pound                                           23.2
       Swiss Franc                                              6.8
       Australian Dollar                                        5.7
       All other currencies less than 5%                        7.0
                                                              -----
       Total                                                  100.0%


EQUITY PORTFOLIOS 15 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

                                                  FEBRUARY 28, 2007 (UNAUDITED)

At February 28, 2007, the International Equity Index Portfolio had outstanding forward foreign currency exchange contracts as follows:

                               AMOUNT                     AMOUNT
                               (LOCAL                     (LOCAL              UNREALIZED
                              CURRENCY)   IN EXCHANGE    CURRENCY) SETTLEMENT GAIN (LOSS)
CONTRACTS TO DELIVER CURRENCY  (000S)     FOR CURRENCY    (000S)      DATE      (000S)
----------------------------- --------- ---------------- --------- ---------- -----------
U.S. Dollar                        500  Euro                  378    3/2/07      $ --
U.S. Dollar                        400  British Pound         204    3/2/07        --
U.S. Dollar                        800  Japanese Yen       94,728    3/2/07        --
Japanese Yen                   228,914  U.S. Dollar         1,920   3/20/07       (17)
Japanese Yen                    53,000  U.S. Dollar           450   3/20/07         1
U.S. Dollar                        700  Euro                  530   3/20/07         3
U.S. Dollar                        500  Euro                  383   3/20/07         7
U.S. Dollar                        810  Japanese Yen       94,460   3/20/07       (10)
U.S. Dollar                        800  Japanese Yen       94,801   3/20/07         3
U.S. Dollar                      1,500  Japanese Yen      179,745   3/20/07        22
British Pound                      180  U.S. Dollar           350   3/21/07        (3)
British Pound                    1,068  U.S. Dollar         2,100   3/21/07         1
British Pound                      204  U.S. Dollar           400   3/21/07        --
Euro                               303  U.S. Dollar           400   3/21/07        (1)
Euro                               350  U.S. Dollar           463   3/21/07        (1)
Euro                             2,834  U.S. Dollar         3,700   3/21/07       (53)
Euro                             1,002  U.S. Dollar         1,300   3/21/07       (27)
U.S. Dollar                      2,600  British Pound       1,329   3/21/07        11
U.S. Dollar                        400  British Pound         206   3/21/07         5
U.S. Dollar                      2,100  Euro                1,603   3/21/07        24
U.S. Dollar                      2,400  Euro                1,847   3/21/07        47
U.S. Dollar                        300  Euro                  231   3/21/07         6
U.S. Dollar                        100  Hong Kong Dollar      779   3/21/07        --
Japanese Yen                    47,749  U.S. Dollar           400   3/22/07        (5)
                                                                                 ----
Total                                                                            $ 13

Federal Tax Information:

At February 28, 2007, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

          Federal tax cost of investments                    $140,328
          Gross tax appreciation of investments              $ 23,942
          Gross tax depreciation of investments                  (836)
                                                             --------
          Net tax appreciation of investments                $ 23,106
                                                             --------

             NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT 16 EQUITY PORTFOLIOS

EQUITY PORTFOLIOS

SCHEDULE OF INVESTMENTS

SMALL COMPANY GROWTH PORTFOLIO

                                                                NUMBER   VALUE
                                                               OF SHARES (000S)
                                                               --------- ------
COMMON STOCKS - 96.3%

Aerospace/Defense - 2.6%
   BE Aerospace, Inc. *                                            875    $ 26
   Orbital Sciences Corp. *                                      1,100      22
   Teledyne Technologies, Inc. * +                                 550      21
                                                                          ----
                                                                            69
                                                                          ----
Airlines - 0.4%
   Allegiant Travel Co. *                                          300      10
Apparel - 5.2%
   Guess?, Inc. +                                                  325      26
   Gymboree Corp. *                                                525      20
   Heelys, Inc. * +                                                168       6
   Phillips-Van Heusen Corp.                                       550      30
   Skechers U.S.A., Inc., Class A * +                              650      23
   Steven Madden Ltd. *                                            650      19
   Wolverine World Wide, Inc.                                      550      15
                                                                          ----
                                                                           139
                                                                          ----
Banks - 3.0%
   Banner Corp.                                                    425      18
   Integra Bank Corp. +                                            675      16
   Peoples Bancorp, Inc. of Ohio +                                 600      17
   Renasant Corp. +                                                625      15
   Sterling Bancshares, Inc. of Texas +                          1,387      16
                                                                          ----
                                                                            82
                                                                          ----
Biotechnology - 2.2%
   Bio-Rad Laboratories, Inc., Class A *                           275      20
   Genomic Health, Inc. * +                                        850      16
   Savient Pharmaceuticals, Inc. * +                             1,725      23
                                                                          ----
                                                                            59
                                                                          ----
Building Materials - 1.0%
   Genlyte Group, Inc. * +                                         375      26
Chemicals - 1.4%
   Hercules, Inc. *                                                950      19
   Spartech Corp.                                                  750      20
                                                                          ----
                                                                            39
                                                                          ----
Commercial Services - 10.8%
   ABM Industries, Inc.                                            825      22
   Administaff, Inc.                                               525      18
   AMN Healthcare Services, Inc. *                                 825      23
   CBIZ, Inc. * +                                                3,675      25
   Consolidated Graphics, Inc. *                                   350      25
   Forrester Research, Inc. *                                      750      20
   Gartner, Inc. * +                                             1,300      27
   Heidrick & Struggles International, Inc. *                      525      24
   ICT Group, Inc. * +                                             475      13
   Korn/Ferry International * +                                  1,025      24
   MPS Group, Inc. *                                             1,975      28
   Parexel International Corp. * +                                 725      25
   PeopleSupport, Inc. * +                                         800      17
                                                                          ----
                                                                           291
                                                                          ----
Computers - 8.2%
   Ansoft Corp. * +                                                900      28
   Brocade Communications Systems, Inc. *                        3,225      29
   COMSYS IT Partners, Inc. * +                                  1,425      28
   Covansys Corp. *                                                900      22
   Factset Research Systems, Inc.                                  250      15
   IHS, Inc., Class A * +                                          525      20
   Micros Systems, Inc. *                                          550      31
   SYKES Enterprises, Inc. *                                     1,400      23
   Tyler Technologies, Inc. * +                                  1,850      25
                                                                          ----
                                                                           221
                                                                          ----
Diversified Financial Services - 1.9%
   Advanta Corp., Class B +                                        625      26
   World Acceptance Corp. * +                                      575      24
                                                                          ----
                                                                            50
                                                                          ----
Electrical Components & Equipment - 2.2%
   Advanced Energy Industries, Inc. *                            1,150      23
   General Cable Corp. * +                                         725      37
                                                                          ----
                                                                            60
                                                                          ----
Electronics - 2.7%
   Cymer, Inc. *                                                   425      18
   Rofin-Sinar Technologies, Inc. * +                              450      27
   Varian, Inc. * +                                                525      28
                                                                          ----
                                                                            73
                                                                          ----
Engineering & Construction - 2.0%
   Infrasource Services, Inc. *                                  1,450      35
   URS Corp. *                                                     425      18
                                                                          ----
                                                                            53
                                                                          ----
Entertainment - 1.2%
   Vail Resorts, Inc. * +                                          625      33
                                                                          ----

EQUITY PORTFOLIOS 1 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

                                                  FEBRUARY 28, 2007 (UNAUDITED)

                                                                NUMBER   VALUE
                                                               OF SHARES (000S)
                                                               --------- ------
COMMON STOCKS - 96.3% - CONTINUED

Hand/Machine Tools - 0.3%
   Regal-Beloit Corp.                                              200    $  9
Healthcare - Products - 4.2%
   Bruker BioSciences Corp. *                                    3,125      28
   ICU Medical, Inc. * +                                           525      21
   Immucor, Inc. *                                                 900      27
   Palomar Medical Technologies, Inc. * +                          450      18
   Zoll Medical Corp. * +                                          700      19
                                                                          ----
                                                                           113
                                                                          ----
Healthcare - Services - 4.5%
   LHC Group, Inc. * +                                             650      19
   Magellan Health Services, Inc. *                                450      19
   Psychiatric Solutions, Inc. * +                                 650      26
   Radiation Therapy Services, Inc. * +                            750      22
   Sunrise Senior Living, Inc. * +                                 875      34
                                                                          ----
                                                                           120
                                                                          ----
Insurance - 3.5%
   CNA Surety Corp. * +                                          1,375      27
   Delphi Financial Group, Inc., Class A                           600      24
   Ohio Casualty Corp.                                             625      19
   Selective Insurance Group, Inc. +                               950      23
                                                                          ----
                                                                            93
                                                                          ----
Internet - 4.3%
   Digital River, Inc. * +                                         650      36
   Knot (The), Inc. * +                                            575      14
   Liquidity Services, Inc. * +                                  1,000      18
   TriZetto Group, Inc. * +                                        925      19
   Vasco Data Security International, Inc. * +                   1,650      29
                                                                          ----
                                                                           116
                                                                          ----
Iron/Steel - 1.5%
   Carpenter Technology Corp.                                      125      15
   Chaparral Steel Co.                                             525      26
                                                                          ----
                                                                            41
                                                                          ----
Leisure Time - 1.0%
Ambassadors Group, Inc. +                                          875      26
   Machinery - Diversified - 2.9%
   Kadant, Inc. * +                                              1,025      24
   Middleby Corp. * +                                              225      25
   Wabtec Corp.                                                    875      28
                                                                          ----
                                                                            77
                                                                          ----
Metal Fabrication/Hardware - 0.6%
   Kaydon Corp. +                                                  350      15
Office Furnishings - 1.0%
   Knoll, Inc.                                                   1,225      28
Oil & Gas - 0.7%
   Cabot Oil & Gas Corp.                                           300      20
Oil & Gas Services - 4.2%
   Input/Output, Inc. * +                                        1,925      26
   Matrix Service Co. * +                                        1,650      29
   SEACOR Holdings, Inc. *                                         225      22
   Trico Marine Services, Inc. * +                                 375      14
   Universal Compression Holdings, Inc. * +                        325      22
                                                                          ----
                                                                           113
                                                                          ----
Pharmaceuticals - 4.6%
   Cypress Bioscience, Inc. * +                                  2,075      16
   KV Pharmaceutical Co., Class A * +                            1,025      25
   Medicis Pharmaceutical Corp., Class A +                         650      24
   Noven Pharmaceuticals, Inc. * +                                 550      13
   Perrigo Co.                                                   1,025      17
   USANA Health Sciences, Inc. * +                                 475      28
                                                                           123
Retail - 6.4%
   Aeropostale, Inc. *                                             850      31
   Bebe Stores, Inc. +                                           1,150      21
   Cache, Inc. *                                                   925      21
   Casual Male Retail Group, Inc. * +                            1,750      22
   Charlotte Russe Holding, Inc. *                                 800      23
   Men's Wearhouse, Inc.                                           700      31
   Shoe Carnival, Inc. * +                                         750      23
                                                                          ----
                                                                           172
                                                                          ----
Savings & Loans - 0.6%
   First Place Financial Corp. of Ohio +                           800      17
Semiconductors - 2.2%
   Cirrus Logic, Inc. * +                                        2,525      22
   Emulex Corp. *                                                  825      15

              NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT 2 EQUITY PORTFOLIOS

EQUITY PORTFOLIOS

SCHEDULE OF INVESTMENTS

SMALL COMPANY GROWTH PORTFOLIO (continued)

                                                             NUMBER     VALUE
                                                            OF SHARES   (000S)
                                                            ---------- -------
COMMON STOCKS - 96.3% - CONTINUED

Semiconductors - 2.2% - (continued)
   Supertex, Inc. * +                                              525 $    21
                                                                       -------
                                                                            58
                                                                       -------
Software - 3.3%
   Informatica Corp. * +                                         1,825      24
   INVESTools, Inc. * +                                          1,375      22
   Omnicell, Inc. * +                                            1,575      31
   Transaction Systems Architects, Inc. * +                        375      13
                                                                       -------
                                                                            90
                                                                       -------
Telecommunications - 5.0%
   Anixter International, Inc. *                                   450      28
   Arris Group, Inc. * +                                         2,325      31
   CommScope, Inc. * +                                             950      36
   Lightbridge, Inc. * +                                         1,475      24
   Polycom, Inc. *                                                 550      17
                                                                       -------
                                                                           136
                                                                       -------
Transportation - 0.7%
   Horizon Lines, Inc., Class A +                                  625      18
                                                                       -------
Total Common Stocks
(Cost $2,269)                                                            2,590

INVESTMENT COMPANY - 51.1%

   Northern Institutional Funds - Liquid Assets Portfolio
     /(1)/                                                   1,376,171   1,376
                                                                       -------
Total Investment Company
(Cost $1,376)                                                            1,376

                                                            PRINCIPAL
                                                             AMOUNT     VALUE
                                                             (000S)     (000S)
                                                            ---------- -------
SHORT-TERM INVESTMENT - 3.8%
   ING Bank, Amsterdam, Eurodollar Time Deposit 5.36%,
     3/1/07                                                 $      102 $   102
                                                                       -------
Total Short-Term Investment
(Cost $102)                                                                102

Total Investments - 151.2%
(Cost $3,747)                                                            4,068
   Liabilities less Other Assets - (51.2)%                              (1,378)
                                                                       -------
NET ASSETS - 100.0%                                                    $ 2,690
--------
(1) Investment relates to cash collateral received from portfolio securities loaned.
 *  Non-Income Producing Security
 +  Security is either wholly or partially on loan.

Federal Tax Information:

At February 28, 2007, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

           Federal tax cost of investments                    $3,748
           Gross tax appreciation of investments              $  361
           Gross tax depreciation of investments                 (40)
                                                              ------
           Net tax appreciation of investments                $  321


EQUITY PORTFOLIOS 3 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

EQUITY PORTFOLIOS

SCHEDULE OF INVESTMENTS

SMALL COMPANY INDEX PORTFOLIO

                                                                NUMBER   VALUE
                                                               OF SHARES (000S)
                                                               --------- ------
COMMON STOCKS - 98.8%

Advertising - 0.3%
   Advo, Inc. +                                                  2,180   $   72
   Catalina Marketing Corp.                                      3,189      100
   Gaiam, Inc., Class A * +                                      1,100       14
   inVentiv Health, Inc. *                                       1,995       73
   Marchex, Inc., Class B +                                      1,600       21
   ValueVision Media, Inc., Class A *                            2,131       27
                                                                         ------
                                                                            307
                                                                         ------
Aerospace/Defense - 1.2%
   AAR Corp. * +                                                 2,443       71
   Aerovironment, Inc. *                                           171        4
   Argon ST, Inc. * +                                              868       21
   BE Aerospace, Inc. *                                          5,263      159
   Curtiss-Wright Corp.                                          2,988      104
   EDO Corp. +                                                   1,161       28
   Esterline Technologies Corp. *                                1,706       70
   GenCorp, Inc. * +                                             3,876       54
   Heico Corp. +                                                 1,447       53
   Herley Industries, Inc. * +                                   1,093       17
   Innovative Solutions & Support, Inc. * +                        767       16
   K&F Industries Holdings, Inc. * +                             1,300       32
   Kaman Corp.                                                   1,690       38
   Moog, Inc., Class A * +                                       2,485       95
   MTC Technologies, Inc. * +                                      704       15
   Orbital Sciences Corp. * +                                    4,077       81
   Sequa Corp., Class A *                                          426       52
   Teledyne Technologies, Inc. *                                 2,316       88
   TransDigm Group, Inc. * +                                       804       26
   Triumph Group, Inc. +                                         1,001       54
   United Industrial Corp. of New York +                           581       31
                                                                         ------
                                                                          1,109
                                                                         ------
Agriculture - 0.4%
   Alico, Inc. +                                                   292       14
   Alliance One International, Inc. *                            5,778       49
   Andersons (The), Inc. +                                       1,000       42
   Delta & Pine Land Co. +                                       2,411       99
   Maui Land & Pineapple Co., Inc. * +                             252        8
   Tejon Ranch Co. * +                                             701       33
   Universal Corp. of Virginia                                   1,775       93
   Vector Group Ltd. +                                           2,703       49
                                                                         ------
                                                                            387
                                                                         ------
Airlines - 0.6%
   Airtran Holdings, Inc. *                                      6,312       66
   Alaska Air Group, Inc. *                                      2,731      112
   ExpressJet Holdings, Inc. *                                   3,427       25
   Frontier Airlines, Inc. * +                                   2,684       18
   JetBlue Airways Corp. * +                                    11,800      145
   Mesa Air Group, Inc. * +                                      2,316       18
   Republic Airways Holdings, Inc. * +                           2,200       43
   Skywest, Inc.                                                 4,324      110
                                                                         ------
                                                                            537
                                                                         ------
Apparel - 1.6%
   Carter's, Inc. * +                                            3,300       79
   Cherokee, Inc. +                                                523       23
   Columbia Sportswear Co.                                         900       57
   CROCS, Inc. * +                                                 700       34
   Deckers Outdoor Corp. *                                         754       49
   Guess?, Inc. +                                                1,400      114
   Gymboree Corp. *                                              2,316       87
   Hartmarx Corp. * +                                            2,358       16
   Iconix Brand Group, Inc. * +                                  3,254       71
   K-Swiss, Inc., Class A +                                      1,814       51
   Kellwood Co. +                                                1,792       57
   Maidenform Brands, Inc. *                                     1,000       18
   Oxford Industries, Inc. +                                       998       49
   Perry Ellis International, Inc. *                               804       25
   Phillips-Van Heusen Corp.                                     3,764      207
   Quiksilver, Inc. *                                            8,400      117
   Skechers U.S.A., Inc., Class A *                                731       26
   Steven Madden Ltd.                                            1,400       41
   Stride Rite Corp. +                                           2,577       42
   Timberland (The) Co., Class A * +                             3,400       92
   True Religion Apparel, Inc. * +                               1,000       17
   Volcom, Inc. * +                                                930       34
   Warnaco Group (The), Inc. *                                   3,221       84
   Weyco Group, Inc.                                               504       13
   Wolverine World Wide, Inc. +                                  3,762      104
                                                                         ------
                                                                          1,507
                                                                         ------
Auto Manufacturers - 0.1%
   A.S.V., Inc. * +                                              1,508       24
   Wabash National Corp. +                                       2,135       34
                                                                         ------
                                                                             58
                                                                         ------
Auto Parts & Equipment - 1.0%
   Accuride Corp. * +                                            1,700       23
   Aftermarket Technology Corp. *                                1,468       33

EQUITY PORTFOLIOS 1 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

                                                  FEBRUARY 28, 2007 (UNAUDITED)

                                                                NUMBER   VALUE
                                                               OF SHARES (000S)
                                                               --------- ------
COMMON STOCKS - 98.8% - CONTINUED

Auto Parts & Equipment - 1.0% - (continued)
   American Axle & Manufacturing Holdings, Inc. +                3,600    $ 88
   ArvinMeritor, Inc. +                                          4,800      88
   Bandag, Inc. +                                                  778      39
   Commercial Vehicle Group, Inc. * +                            1,500      29
   Cooper Tire & Rubber Co. +                                    4,241      62
   Fuel Systems Solutions, Inc. * +                                800      18
   Keystone Automotive Industries, Inc. *                        1,061      35
   Lear Corp. *                                                  4,600     170
   Miller Industries, Inc. of Tennessee * +                        600      14
   Modine Manufacturing Co.                                      2,337      58
   Noble International Ltd. +                                      750      14
   Superior Industries International, Inc. +                     1,534      33
   Tenneco, Inc. * +                                             3,092      75
   Titan International, Inc. +                                   1,066      26
   Visteon Corp. * +                                             8,825      75
                                                                          ----
                                                                           880
                                                                          ----
Banks - 7.2%
   1st Source Corp. +                                              855      23
   Alabama National Bancorp +                                    1,118      81
   Amcore Financial, Inc. +                                      1,541      50
   AmericanWest Bancorp +                                          831      18
   Ameris Bancorp +                                                894      22
   Arrow Financial Corp. +                                         712      16
   Bancfirst Corp. +                                               418      20
   Bancorp, Inc. of Delaware * +                                   772      19
   BancTrust Financial Group, Inc. +                               687      15
   Bank Mutual Corp. +                                           4,159      49
   Bank of Granite Corp. +                                       1,071      19
   Bank of the Ozarks, Inc. +                                      808      24
   Banner Corp. +                                                  797      33
   Boston Private Financial Holdings, Inc. +                     2,382      69
   Cadence Financial Corp. +                                       716      15
   Camden National Corp. +                                         469      21
   Capital City Bank Group, Inc. +                                 937      31
   Capital Corp. of the West +                                     656      19
   Capitol Bancorp Ltd. +                                          962      39
   Cardinal Financial Corp. +                                    1,800      18
   Cascade Bancorp +                                             1,908      50
   Cass Information Systems, Inc. +                                400      13
   Cathay General Bancorp +                                      3,509     119
   Centennial Bank Holdings, Inc. * +                            4,100      35
   Center Financial Corp. +                                        840      18
   Centerstate Banks of Florida, Inc. +                            600      11
   Central Pacific Financial Corp.                               2,097      79
   Chemical Financial Corp. +                                    1,710      50
   Chittenden Corp. +                                            3,176      97
   Citizens Banking Corp. of Michigan +                          5,104     116
   City Holding Co. +                                            1,253      49
   CityBank Lynwood of Washington +                                847      27
   Coastal Financial Corp. of South Carolina +                   1,133      18
   CoBiz, Inc.                                                   1,006      21
   Columbia Bancorp of Oregon +                                    700      17
   Columbia Banking System, Inc. +                               1,071      36
   Community Bancorp of Nevada *                                   600      19
   Community Bank System, Inc. +                                 2,026      43
   Community Banks, Inc. +                                       1,642      41
   Community Trust Bancorp, Inc. +                               1,045      37
   Corus Bankshares, Inc. +                                      2,644      49
   CVB Financial Corp. +                                         4,649      57
   Enterprise Financial Services Corp. +                           600      17
   Farmers Capital Bank Corp. +                                    509      16
   First Bancorp of North Carolina +                               872      19
   First BanCorp of Puerto Rico +                                4,800      57
   First Busey Corp. +                                           1,013      22
   First Charter Corp. +                                         2,362      57
   First Commonwealth Financial Corp. +                          4,880      60
   First Community Bancorp, Inc. of California +                 1,547      84
   First Community Bancshares, Inc. of Virginia +                  699      27
   First Financial Bancorp +                                     2,300      36
   First Financial Bankshares, Inc. +                            1,434      60
   First Financial Corp. of Indiana +                              866      27
   First Indiana Corp. +                                           875      19
   First Merchants Corp.                                         1,238      31
   First Midwest Bancorp, Inc. of Illinois +                     3,400     128
   First Regional Bancorp of California * +                        547      17
   First Republic Bank of California +                           1,768      95
   First South Bancorp, Inc. of North Carolina                     526      15
   First State Bancorporation of New Mexico +                    1,298      29
   FirstMerit Corp.                                              5,400     116
   FNB Corp. of Pennsylvania +                                   4,000      69
   FNB Corp. of Virginia +                                         530      19
   Fremont General Corp. +                                       4,500      40
   Frontier Financial Corp. +                                    2,729      71
   GB&T Bancshares, Inc. +                                       1,020      20


              NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT 2 EQUITY PORTFOLIOS

EQUITY PORTFOLIOS

SCHEDULE OF INVESTMENTS

SMALL COMPANY INDEX PORTFOLIO (continued)

                                                                NUMBER   VALUE
                                                               OF SHARES (000S)
                                                               --------- ------
COMMON STOCKS - 98.8% - CONTINUED

Banks - 7.2% - (continued)
   Glacier Bancorp, Inc. +                                       3,595    $ 88
   Great Southern Bancorp, Inc. +                                  735      21
   Greater Bay Bancorp                                           3,404      91
   Greene County Bancshares, Inc. +                                584      20
   Hancock Holding Co. +                                         1,852      83
   Hanmi Financial Corp. +                                       2,782      54
   Harleysville National Corp. +                                 2,047      37
   Heartland Financial USA, Inc. +                               1,010      26
   Heritage Commerce Corp. +                                       862      22
   Home Bancshares, Inc./Conway AR +                               808      18
   Horizon Financial Corp. +                                       852      19
   IBERIABANK Corp.                                                663      36
   Independent Bank Corp. of Massachusetts +                     1,088      34
   Independent Bank Corp. of Michigan +                          1,607      36
   Integra Bank Corp. +                                          1,176      28
   International Bancshares Corp. +                              3,200      93
   Intervest Bancshares Corp. * +                                  300       8
   Irwin Financial Corp. +                                       1,369      28
   ITLA Capital Corp.                                              324      17
   Lakeland Bancorp, Inc. +                                      1,398      20
   Lakeland Financial Corp. +                                      808      19
   Macatawa Bank Corp. +                                           978      18
   MainSource Financial Group, Inc. +                            1,256      21
   MB Financial, Inc. +                                          1,993      73
   MBT Financial Corp. +                                         1,043      14
   Mercantile Bank Corp. +                                         581      20
   MetroCorp. Bancshares, Inc. +                                   500      10
   Mid-State Bancshares +                                        1,575      58
   Midwest Banc Holdings, Inc. +                                 1,272      25
   Nara Bancorp, Inc. +                                          1,513      28
   National Penn Bancshares, Inc. +                              3,282      61
   NBT Bancorp, Inc. +                                           2,397      54
   Northern Empire Bancshares * +                                  615      18
   Old National Bancorp of Indiana +                             4,615      84
   Old Second Bancorp, Inc. +                                      922      26
   Omega Financial Corp. +                                         883      26
   Oriental Financial Group, Inc. +                              1,508      19
   Pacific Capital Bancorp                                       3,215     101
   Park National Corp. +                                           745      69
   Peoples Bancorp, Inc. of Ohio +                                 747      21
   Pinnacle Financial Partners, Inc. * +                         1,100      34
   Placer Sierra Bancshares +                                      800      22
   Preferred Bank of California                                    488      20
   Premierwest Bancorp, +                                        1,030      14
   PrivateBancorp, Inc. +                                        1,200      44
   Prosperity Bancshares, Inc. +                                 2,367      82
   Provident Bankshares Corp. +                                  2,301      79
   Renasant Corp. +                                              1,062      26
   Republic Bancorp, Inc. of Kentucky, Class A                     585      13
   Royal Bancshares of Pennsylvania, Inc., Class A +               263       6
   S & T Bancorp, Inc. +                                         1,763      58
   Sandy Spring Bancorp, Inc. +                                    974      32
   Santander BanCorp +                                             271       5
   SCBT Financial Corp. +                                          640      24
   Seacoast Banking Corp. of Florida +                           1,005      24
   Security Bank Corp. of Georgia                                1,072      22
   Shore Bancshares, Inc. +                                        600      16
   Sierra Bancorp +                                                464      13
   Signature Bank of New York * +                                2,000      61
   Simmons First National Corp., Class A +                         976      27
   Smithtown Bancorp, Inc. +                                       500      14
   Southside Bancshares, Inc. +                                    714      17
   Southwest Bancorp, Inc. of Oklahoma                             996      25
   Sterling Bancorp of New York                                  1,370      26
   Sterling Bancshares, Inc. of Texas                            4,746      55
   Sterling Financial Corp. of Pennsylvania +                    1,716      37
   Sterling Financial Corp. of Washington +                      2,727      90
   Suffolk Bancorp +                                               752      25
   Sun Bancorp, Inc. of New Jersey * +                           1,057      20
   Superior Bancorp * +                                          1,292      14
   Susquehanna Bancshares, Inc. +                                3,535      86
   SVB Financial Group * +                                       2,446     118
   SY Bancorp, Inc. +                                              870      22
   Taylor Capital Group, Inc.                                      441      16
   Texas Capital Bancshares, Inc. * +                            1,600      32
   Tompkins Trustco, Inc. +                                        390      16
   Trico Bancshares +                                              942      23
   Trustco Bank Corp. of New York +                              5,178      51
   Trustmark Corp. +                                             3,300      94
   UCBH Holdings, Inc.                                           6,765     129
   UMB Financial Corp. +                                         2,178      82
   Umpqua Holdings Corp. +                                       3,859     104
   Union Bankshares Corp. of Virginia +                            891      24
   United Bankshares, Inc.                                       2,500      89


EQUITY PORTFOLIOS 3 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

                                                  FEBRUARY 28, 2007 (UNAUDITED)

                                                                NUMBER   VALUE
                                                               OF SHARES (000S)
                                                               --------- ------
COMMON STOCKS - 98.8% - CONTINUED

Banks - 7.2% - (continued)
   United Community Banks, Inc. of Georgia +                     2,330   $   76
   United Security Bancshares of California +                      500       10
   Univest Corp. of Pennsylvania +                                 800       20
   USB Holding Co., Inc.                                           820       19
   USB Holdings Co., Inc. - Fractional Shares *                 50,000        -
   Vineyard National Bancorp +                                     593       15
   Virginia Commerce Bancorp * +                                   996       21
   Virginia Financial Group, Inc. +                                749       18
   W. Holding Co., Inc. +                                        7,500       40
   Washington Trust Bancorp, Inc. +                                796       22
   WesBanco, Inc. +                                              1,501       46
   West Bancorporation +                                         1,092       17
   West Coast Bancorp of Oregon                                  1,025       31
   Westamerica Bancorporation +                                  2,108      104
   Western Alliance Bancorp * +                                    800       27
   Wilshire Bancorp, Inc. +                                      1,000       17
   Wintrust Financial Corp. +                                    1,799       82
   Yardville National Bancorp                                      572       21
                                                                         ------
                                                                          6,715
                                                                         ------
Beverages - 0.1%
   Boston Beer Co., Inc., Class A * +                              596       20
   Coca-Cola Bottling Co. Consolidated                             265       15
   Farmer Bros. Co. +                                              500       11
   Green Mountain Coffee Roasters, Inc. * +                        300       17
   Jones Soda Co. * +                                            1,700       21
   National Beverage Corp. * +                                     600        8
   Peet's Coffee & Tea, Inc. * +                                 1,005       25
                                                                         ------
                                                                            117
                                                                         ------
Biotechnology - 2.1%
   Advanced Magnetics, Inc. * +                                    600       35
   ADVENTRX Pharmaceuticals, Inc. * +                            3,000        7
   Affymetrix, Inc. * +                                          4,600      118
   Alexion Pharmaceuticals, Inc. * +                             2,367       87
   American Oriental Bioengineering, Inc. * +                    3,100       34
   Applera Corp. (Celera Genomics Group) * +                     5,348       75
   Arena Pharmaceuticals, Inc. * +                               3,430       43
   Ariad Pharmaceuticals, Inc. * +                               4,198       20
   Bio-Rad Laboratories, Inc., Class A *                         1,200       85
   Biocryst Pharmaceuticals, Inc. * +                            1,600       16
   Cambrex Corp.                                                 1,829       42
   Cell Genesys, Inc. * +                                        3,156       10
   Coley Pharmaceutical Group, Inc. * +                          1,400       13
   Cytokinetics, Inc. * +                                        1,900       15
   DeCODE Genetics, Inc. * +                                     4,629       18
   Digene Corp. * +                                              1,202       57
   Diversa Corp. * +                                             2,094       16
   Encysive Pharmaceuticals, Inc. * +                            4,367       15
   Enzo Biochem, Inc. * +                                        1,978       29
   Enzon Pharmaceuticals, Inc. * +                               3,052       25
   Exelixis, Inc. * +                                            6,531       66
   Genitope Corp. * +                                            1,500        5
   Genomic Health, Inc. * +                                        900       17
   Geron Corp. * +                                               4,515       34
   GTX, Inc. * +                                                   900       20
   Hana Biosciences, Inc. * +                                    2,200        8
   Human Genome Sciences, Inc. * +                               8,900       98
   Illumina, Inc. * +                                            3,650      123
   Incyte Corp. * +                                              5,340       34
   Integra LifeSciences Holdings Corp. * +                       1,246       52
   InterMune, Inc. * +                                           1,766       54
   Keryx Biopharmaceuticals, Inc. * +                            2,949       34
   Lexicon Genetics, Inc. * +                                    4,290       18
   Lifecell Corp. * +                                            2,316       55
   Martek Biosciences Corp. * +                                  2,200       50
   Maxygen, Inc. * +                                             1,984       22
   Metabasis Therapeutics, Inc. * +                              1,500       12
   Momenta Pharmaceuticals, Inc. * +                             1,700       21
   Monogram Biosciences, Inc. * +                                8,000       16
   Myriad Genetics, Inc. * +                                     2,932       98
   Nektar Therapeutics * +                                       6,200       74
   Northfield Laboratories, Inc. * +                             1,929        8
   Novavax, Inc. * +                                             4,600       15
   Panacos Pharmaceuticals, Inc. * +                             3,800       16
   Peregrine Pharmaceuticals, Inc. * +                          13,200       14
   Regeneron Pharmaceuticals, Inc. *                             3,546       70
   Replidyne, Inc. * +                                             400        2
   Sangamo BioSciences, Inc. * +                                 2,000       14
   Savient Pharmaceuticals, Inc. * +                             3,648       49
   SuperGen, Inc. * +                                            3,441       17
   Telik, Inc. * +                                               3,912       23
                                                                         ------
                                                                          1,899
                                                                         ------
Building Materials - 0.9%
   AAON, Inc. +                                                    680       19
   Apogee Enterprises, Inc.                                      1,955       41


              NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT 4 EQUITY PORTFOLIOS

EQUITY PORTFOLIOS

SCHEDULE OF INVESTMENTS

SMALL COMPANY INDEX PORTFOLIO (continued)

                                                                NUMBER   VALUE
                                                               OF SHARES (000S)
                                                               --------- ------
COMMON STOCKS - 98.8% - CONTINUED

Building Materials - 0.9% - (continued)
   Builders FirstSource, Inc. *                                   1,100  $   20
   Comfort Systems USA, Inc.                                      2,800      38
   Drew Industries, Inc. * +                                      1,280      37
   ElkCorp +                                                      1,373      60
   Genlyte Group, Inc. * +                                        1,684     117
   Goodman Global, Inc. * +                                       1,600      30
   Interline Brands, Inc. * +                                     1,890      40
   LSI Industries, Inc. +                                         1,538      25
   NCI Building Systems, Inc. * +                                 1,413      79
   PGT, Inc. * +                                                    700       9
   Simpson Manufacturing Co., Inc. +                              2,572      86
   Texas Industries, Inc.                                         1,518     120
   Trex Co., Inc. * +                                               824      20
   U.S. Concrete, Inc. *                                          2,500      22
   Universal Forest Products, Inc. +                              1,106      57
                                                                         ------
                                                                            820
                                                                         ------
Chemicals - 1.9%
   American Vanguard Corp. +                                      1,300      22
   Arch Chemicals, Inc.                                           1,616      50
   Balchem Corp. +                                                1,200      18
   CF Industries Holdings, Inc.                                   3,714     144
   Ferro Corp. +                                                  2,893      61
   Fuller (H.B.) Co.                                              4,012     100
   Georgia Gulf Corp. +                                           2,364      45
   Grace (W.R.) & Co. * +                                         4,634     114
   Hercules, Inc. *                                               7,674     155
   Innospec, Inc.                                                   830      43
   Kronos Worldwide, Inc. +                                         215       7
   MacDermid, Inc.                                                1,858      64
   Minerals Technologies, Inc. +                                  1,306      81
   NewMarket Corp. +                                              1,175      52
   NL Industries, Inc. +                                            598       7
   Olin Corp.                                                     5,006      87
   OM Group, Inc. *                                               1,934      98
   Omnova Solutions, Inc. * +                                     2,400      15
   Pioneer Cos., Inc. * +                                           800      25
   PolyOne Corp. *                                                6,456      43
   Rockwood Holdings, Inc. * +                                    2,366      64
   Schulman (A.), Inc.                                            1,654      35
   Sensient Technologies Corp.                                    3,173      78
   Spartech Corp.                                                 2,170      57
   Stepan Co. +                                                     443      12
   Symyx Technologies, Inc. *                                     2,330      39
   Terra Industries, Inc. * +                                     6,600     115
   Tronox, Inc., Class B +                                        2,800      41
   UAP Holding Corp. +                                            3,500      89
   Zoltek Cos., Inc. * +                                          1,000      30
                                                                         ------
                                                                          1,791
                                                                         ------
Coal - 0.1%
   Alpha Natural Resources, Inc. * +                              3,590      52
   International Coal Group, Inc. * +                             7,800      40
   James River Coal Co. * +                                       1,299       9
   Westmoreland Coal Co. * +                                        500      11
                                                                         ------
                                                                            112
                                                                         ------
Commercial Services - 5.7%
   Aaron Rents, Inc.                                              3,035      83
   ABM Industries, Inc.                                           3,033      80
   Administaff, Inc.                                              1,498      53
   Advance America Cash Advance Centers, Inc.                   + 4,680      64
   Advisory Board (The) Co. * +                                   1,279      67
   Albany Molecular Research, Inc. * +                            1,889      18
   AMN Healthcare Services, Inc. *                                2,211      61
   Arbitron, Inc.                                                 2,009      90
   Bankrate, Inc. * +                                               710      29
   Barrett Business Services +                                      500      12
   BearingPoint, Inc. * +                                        12,900     103
   Bowne & Co., Inc.                                              2,057      32
   Bright Horizons Family Solutions, Inc. * +                     1,788      72
   CBIZ, Inc. * +                                                 3,821      26
   CDI Corp. +                                                      864      23
   Central Parking Corp. +                                          667      15
   Cenveo, Inc. * +                                               3,670      81
   Chemed Corp.                                                   1,748      81
   Clark, Inc.                                                    1,305      22
   Clayton Holdings, Inc. * +                                       600      13
   Coinmach Service Corp., Class A                                1,900      21
   Coinstar, Inc. * +                                             1,911      56
   Compass Diversified Trust +                                    1,000      17
   Consolidated Graphics, Inc. *                                    784      56
   Corinthian Colleges, Inc. * +                                  6,000      84
   Cornell Cos., Inc. *                                             800      16
   Corvel Corp. *                                                   586      18
   CoStar Group, Inc. *                                           1,095      51
   CRA International, Inc. * +                                      709      37

EQUITY PORTFOLIOS 5 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

                                                  FEBRUARY 28, 2007 (UNAUDITED)

                                                                NUMBER   VALUE
                                                               OF SHARES (000S)
                                                               --------- ------
COMMON STOCKS - 98.8% - CONTINUED

Commercial Services - 5.7% - (continued)
   Cross Country Healthcare, Inc. *                              2,213   $   42
   Deluxe Corp. +                                                3,500      108
   DeVry, Inc.                                                   4,200      116
   Diamond Management & Technology
   Consultants, Inc.                                             2,000       30
   Dollar Financial Corp. * +                                      900       23
   Dollar Thrifty Automotive Group *                             1,627       84
   DynCorp International, Inc., Class A * +                      1,700       28
   Educate, Inc. * +                                             1,300       10
   Electro Rent Corp. *                                          1,370       21
   Euronet Worldwide, Inc. * +                                   2,376       65
   ExlService Holdings, Inc. * +                                   291        7
   Exponent, Inc. *                                                950       17
   First Advantage Corp., Class A *                                532       13
   First Consulting Group, Inc. *                                1,500       18
   Forrester Research, Inc. *                                      975       26
   FTI Consulting, Inc. * +                                      2,719       91
   Gartner, Inc. *                                               3,883       82
   Geo Group (The), Inc. *                                       1,332       62
   Gevity HR, Inc. +                                             1,752       35
   Global Cash Access Holdings, Inc. *                           2,262       35
   H&E Equipment Services, Inc. *                                  800       21
   Healthcare Services Group +                                   1,827       51
   Healthspring, Inc. * +                                        1,300       27
   Heartland Payment Systems, Inc. +                             1,000       25
   Heidrick & Struggles International, Inc. *                    1,254       57
   Home Solutions of America, Inc. * +                           3,300       19
   Hudson Highland Group, Inc. *                                 1,649       27
   Huron Consulting Group, Inc. * +                              1,144       73
   ICT Group, Inc. *                                               500       14
   Integrated Electrical Services, Inc. * +                      1,100       26
   Interactive Data Corp.                                        2,500       60
   Jackson Hewitt Tax Service, Inc. +                            2,200       71
   Kelly Services, Inc., Class A +                               1,354       42
   Kendle International, Inc. *                                    800       28
   Kenexa Corp. * +                                              1,115       38
   Kforce, Inc. * +                                              2,000       27
   Korn/Ferry International *                                    2,940       68
   Labor Ready, Inc. * +                                         3,774       69
   Landauer, Inc.                                                  615       31
   LECG Corp. * +                                                1,800       24
   Lincoln Educational Services Corp. * +                          400        5
   Live Nation, Inc. *                                           4,400      102
   MAXIMUS, Inc. +                                               1,450       44
   McGrath Rentcorp +                                            1,472       44
   Medifast, Inc. * +                                              900        8
   Midas, Inc. *                                                 1,096       23
   Monro Muffler, Inc. +                                           819       30
   Morningstar, Inc. * +                                           900       46
   MPS Group, Inc. *                                             6,993      100
   Navigant Consulting, Inc. *                                   2,934       57
   Net 1 UEPS Technologies, Inc. * +                             3,400       91
   On Assignment, Inc. *                                         1,900       23
   Parexel International Corp. *                                 1,895       64
   PeopleSupport, Inc. * +                                       1,400       30
   PharmaNet Development Group, Inc. * +                         1,197       24
   PHH Corp. *                                                   3,600      102
   PRA International * +                                         1,200       24
   Pre-Paid Legal Services, Inc. * +                               693       29
   Providence Service (The) Corp. * +                              794       17
   QC Holdings, Inc. +                                             400        5
   Rent-A-Center, Inc. *                                         4,700      133
   Resources Connection, Inc. * +                                3,304      107
   Rewards Network, Inc. *                                       1,930       10
   Rollins, Inc. +                                               2,008       46
   SAIC, Inc. * +                                                6,000      108
   Senomyx, Inc. * +                                             2,022       26
   Sotheby's +                                                   4,356      158
   Source Interlink Cos., Inc. * +                               2,323       17
   Spherion Corp. *                                              3,971       35
   Standard Parking Corp. * +                                      400       14
   Startek, Inc. +                                                 888        9
   Stewart Enterprises, Inc., Class A                            7,289       58
   Strayer Education, Inc.                                         958      113
   Team, Inc. * +                                                  400       14
   TeleTech Holdings, Inc. *                                     2,225       70
   TNS, Inc. * +                                                 1,700       29
   Universal Technical Institute, Inc. * +                       1,600       38
   Valassis Communications, Inc. * +                             3,300       55
   Vertrue, Inc. * +                                               508       25
   Viad Corp.                                                    1,500       56
   Volt Information Sciences, Inc. * +                             784       27
   Watson Wyatt Worldwide, Inc., Class A                         2,829      136
   Wright Express Corp. *                                        2,760       79
                                                                         ------
                                                                          5,323
                                                                         ------


              NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT 6 EQUITY PORTFOLIOS

EQUITY PORTFOLIOS

SCHEDULE OF INVESTMENTS

SMALL COMPANY INDEX PORTFOLIO (continued)

                                                                NUMBER   VALUE
                                                               OF SHARES (000S)
                                                               --------- ------
COMMON STOCKS - 98.8% - CONTINUED

Computers - 2.7%
   3D Systems Corp. * +                                          1,100   $   20
   Agilysys, Inc.                                                2,090       44
   Ansoft Corp. * +                                              1,108       34
   BISYS Group (The), Inc. *                                     8,300      109
   Brocade Communications Systems, Inc. *                       26,750      241
   CACI International, Inc., Class A * +                         2,100       98
   CIBER, Inc. * +                                               3,785       27
   COMSYS IT Partners, Inc. * +                                  1,100       22
   Comtech Group, Inc. * +                                       1,100       16
   Covansys Corp. *                                              2,100       52
   Echelon Corp. * +                                             2,327       22
   Electronics for Imaging, Inc. *                               3,986       91
   Gateway, Inc. * +                                            18,342       38
   Henry (Jack) & Associates, Inc.                               5,407      127
   Hutchinson Technology, Inc. * +                               1,761       40
   iGate Corp. *                                                 1,709       12
   IHS, Inc., Class A *                                          1,607       60
   Imation Corp.                                                 2,400      100
   Integral Systems, Inc. of Maryland +                            788       19
   InterVoice, Inc. * +                                          2,853       18
   Komag, Inc. * +                                               2,130       72
   Kronos, Inc. *                                                2,188       86
   Magma Design Automation, Inc. *                               2,698       27
   Manhattan Associates, Inc. *                                  1,894       53
   Maxwell Technologies, Inc. * +                                1,000       14
   Mentor Graphics Corp. *                                       5,492       93
   Mercury Computer Systems, Inc. * +                            1,569       20
   Micros Systems, Inc. *                                        2,633      147
   Mobility Electronics, Inc. * +                                1,900        6
   MTS Systems Corp.                                             1,226       46
   Ness Technologies, Inc. *                                     1,800       25
   Netscout Systems, Inc. * +                                    1,959       17
   Palm, Inc. * +                                                6,328      105
   Perot Systems Corp., Class A *                                5,842       98
   Quantum Corp. * +                                            13,296       33
   Rackable Systems, Inc. * +                                    1,900       33
   Radiant Systems, Inc. * +                                     1,900       23
   Radisys Corp. *                                               1,497       23
   SI International, Inc. *                                        900       25
   Sigma Designs, Inc. * +                                       1,600       45
   Silicon Storage Technology, Inc. * +                          5,771       31
   SRA International, Inc., Class A * +                          2,600       62
   Stratasys, Inc. * +                                             730       27
   SYKES Enterprises, Inc. *                                     1,990       32
   Synaptics, Inc. * +                                           1,706       42
   Syntel, Inc. +                                                  530       19
   Talx Corp.                                                    2,239       76
   Tyler Technologies, Inc. *                                    2,657       36
                                                                         ------
                                                                          2,506
                                                                         ------
Cosmetics/Personal Care - 0.1%
   Chattem, Inc. * +                                             1,232       66
   Elizabeth Arden, Inc. *                                       1,910       41
   Inter Parfums, Inc. +                                           400        8
   Parlux Fragrances, Inc. * +                                   1,060        6
   Revlon, Inc., Class A * +                                     9,400       12
                                                                         ------
                                                                            133
                                                                         ------
Distribution/Wholesale - 0.8%
   Beacon Roofing Supply, Inc. * +                               3,050       51
   BlueLinx Holdings, Inc.                                         973       11
   Brightpoint, Inc. * +                                         3,520       42
   Building Material Holding Corp.                               2,008       42
   Central European Distribution Corp. *                         2,146       58
   Core-Mark Holding Co., Inc. * +                                 700       22
   Directed Electronics, Inc. * +                                  600        5
   Houston Wire & Cable Co. * +                                    600       15
   LKQ Corp. * +                                                 3,038       66
   MWI Veterinary Supply, Inc. * +                                 439       14
   NuCo2, Inc. * +                                               1,100       27
   Owens & Minor, Inc.                                           2,769       91
   Scansource, Inc. * +                                          1,734       48
   United Stationers, Inc. *                                     2,118      116
   Watsco, Inc. +                                                1,840       93
                                                                         ------
                                                                            701
                                                                         ------
Diversified Financial Services - 1.7%
   Accredited Home Lenders Holding Co. * +                       1,496       34
   Advanta Corp., Class B +                                      1,376       58
   Asset Acceptance Capital Corp. * +                            1,100       16
   Asta Funding, Inc. +                                            810       27
   Calamos Asset Management, Inc., Class A                       1,554       40
   CharterMac                                                    3,615       69
   Cityscape Financial Corp. *                                   2,500       --
   Cohen & Steers, Inc. +                                          900       38
   CompuCredit Corp. * +                                         1,422       44
   Credit Acceptance Corp. * +                                     575       14


EQUITY PORTFOLIOS 7 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

                                                  FEBRUARY 28, 2007 (UNAUDITED)

                                                                NUMBER   VALUE
                                                               OF SHARES (000S)
                                                               --------- ------
COMMON STOCKS - 98.8% - CONTINUED

Diversified Financial Services - 1.7% - (continued)
   Doral Financial Corp. * +                                     6,200   $   13
   eSpeed, Inc., Class A *                                       1,468       13
   Federal Agricultural Mortgage Corp., Class C +                  821       21
   Financial Federal Corp. +                                     1,859       50
   Friedman Billings Ramsey Group, Inc., Class A +              10,100       69
   GAMCO Investors, Inc., Class A                                  416       16
   GFI Group, Inc. * +                                             801       49
   Greenhill & Co., Inc. +                                       1,200       81
   International Securities Exchange, Inc. +                     2,600      120
   Knight Capital Group, Inc., Class A *                         7,121      113
   LaBranche & Co., Inc. * +                                     3,700       32
   MarketAxess Holdings, Inc. * +                                2,300       32
   Marlin Business Services Corp. * +                              835       19
   National Financial Partners Corp. +                           2,500      115
   Ocwen Financial Corp. * +                                     2,459       29
   optionsXpress Holdings, Inc.                                  1,400       33
   Penson Worldwide, Inc. * +                                      500       14
   Piper Jaffray Cos. *                                          1,289       84
   Portfolio Recovery Associates, Inc. * +                       1,022       45
   Sanders Morris Harris Group, Inc. +                           1,139       12
   Stifel Financial Corp. * +                                      800       38
   SWS Group, Inc.                                               1,672       44
   Thomas Weisel Partners Group, Inc. * +                          500        9
   TradeStation Group, Inc. *                                    1,727       20
   United PanAm Financial Corp. * +                                657        8
   Waddell & Reed Financial, Inc., Class A                       5,700      139
   World Acceptance Corp. * +                                    1,293       53
                                                                         ------
                                                                          1,611
                                                                         ------
Electric - 1.8%
   Allete, Inc. +                                                1,700       80
   Aquila, Inc. *                                               25,489      105
   Avista Corp. +                                                3,589       84
   Black Hills Corp. +                                           2,310       83
   CH Energy Group, Inc. +                                       1,111       53
   Cleco Corp.                                                   3,819      100
   Duquesne Light Holdings, Inc. +                               6,031      121
   El Paso Electric Co. *                                        3,343       79
   Empire District Electric (The) Co. +                          2,059       49
   Idacorp, Inc.                                                 2,958      103
   ITC Holdings Corp. +                                          1,200       53
   MGE Energy, Inc. +                                            1,346       45
   NorthWestern Corp.                                            2,400       86
   Ormat Technologies, Inc. +                                      546       21
   Otter Tail Corp. +                                            2,037       67
   Pike Electric Corp. * +                                       1,100       20
   PNM Resources, Inc.                                           5,127      157
   PNM Resources, Inc. - Fractional Shares *                    50,000       --
   Portland General Electric Co. +                               1,800       51
   UIL Holdings Corp.                                            1,701       62
   Unisource Energy Corp. +                                      2,377       90
   Westar Energy, Inc.                                           5,900      158
                                                                         ------
                                                                          1,667
                                                                         ------
Electrical Components & Equipment - 1.0%
   Advanced Energy Industries, Inc. * +                          2,449       49
   American Superconductor Corp. * +                             2,400       32
   Belden CDT, Inc. +                                            2,881      134
   Capstone Turbine Corp. * +                                    6,300        6
   China BAK Battery, Inc. * +                                   2,006        8
   Color Kinetics, Inc. * +                                      1,000       18
   Encore Wire Corp. +                                           1,589       41
   Energy Conversion Devices, Inc. * +                           2,627       79
   EnerSys *                                                     3,200       55
   General Cable Corp. *                                         3,414      170
   GrafTech International Ltd. * +                               6,834       54
   Greatbatch, Inc. *                                            1,529       40
   Insteel Industries, Inc. +                                    1,000       18
   Lamson & Sessions (The) Co. * +                               1,000       30
   Littelfuse, Inc. *                                            1,563       58
   Medis Technologies Ltd. * +                                   1,536       26
   Powell Industries, Inc. * +                                     552       17
   Power-One, Inc. * +                                           4,852       30
   Superior Essex, Inc. * +                                      1,400       45
   Universal Display Corp. * +                                   1,601       21
   Vicor Corp. +                                                 1,494       14
                                                                         ------
                                                                            945
                                                                         ------
Electronics - 2.6%
   American Science & Engineering, Inc. * +                        566       29
   Analogic Corp.                                                  918       51
   Badger Meter, Inc. +                                          1,000       29
   Bel Fuse, Inc., Class B +                                       722       23
   Benchmark Electronics, Inc. * +                               4,391       94
   Brady Corp., Class A                                          3,046      100
   Checkpoint Systems, Inc. * +                                  2,694       53
   Cogent, Inc. * +                                              2,998       34


              NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT 8 EQUITY PORTFOLIOS

EQUITY PORTFOLIOS

SCHEDULE OF INVESTMENTS

SMALL COMPANY INDEX PORTFOLIO (continued)

                                                                NUMBER   VALUE
                                                               OF SHARES (000S)
                                                               --------- ------
COMMON STOCKS - 98.8% - CONTINUED

Electronics - 2.6% - (continued)
   Coherent, Inc. * +                                            2,118   $   64
   CTS Corp. +                                                   2,456       33
   Cubic Corp.                                                   1,075       23
   Cymer, Inc. *                                                 2,475      103
   Daktronics, Inc. +                                            2,606       69
   Dionex Corp. *                                                1,409       87
   Eagle Test Systems, Inc. * +                                    600       11
   Electro Scientific Industries, Inc. * +                       1,966       42
   Excel Technology, Inc. *                                        793       21
   FEI Co. *                                                     1,676       55
   Flir Systems, Inc. * +                                        4,500      156
   II-VI, Inc. * +                                               1,628       50
   Ionatron, Inc. * +                                            2,220       12
   Itron, Inc. * +                                               1,713      111
   Kemet Corp. * +                                               6,033       47
   L-1 Identity Solutions, Inc. * +                              4,512       72
   LoJack Corp. * +                                              1,400       27
   Measurement Specialties, Inc. * +                             1,000       23
   Methode Electronics, Inc. +                                   2,545       28
   Molecular Devices Corp. * +                                   1,218       43
   Multi-Fineline Electronix, Inc. * +                             600       11
   Newport Corp. *                                               2,757       49
   OSI Systems, Inc. * +                                         1,008       25
   OYO Geospace Corp. * +                                          300       20
   Park Electrochemical Corp. +                                  1,355       38
   Paxar Corp. *                                                 2,817       65
   Photon Dynamics, Inc. *                                       1,145       14
   Plexus Corp. * +                                              3,192       52
   RAE Systems, Inc. * +                                         2,200        7
   Rofin-Sinar Technologies, Inc. *                              1,059       64
   Rogers Corp. *                                                1,184       57
   Sonic Solutions, Inc. *                                       1,875       27
   Taser International, Inc. * +                                 4,282       34
   Technitrol, Inc.                                              2,811       62
   Trimble Navigation Ltd. * +                                     379       10
   TTM Technologies, Inc. *                                      3,005       34
   Varian, Inc. * +                                              2,112      115
   Watts Water Technologies, Inc., Class A +                     1,879       71
   Woodward Governor Co. +                                       2,066       86
   X-Rite, Inc. +                                                2,038       24
   Zygo Corp. *                                                  1,200       19
                                                                         ------
                                                                          2,374
                                                                         ------
Energy - Alternate Sources - 0.4%
   Aventine Renewable Energy Holdings, Inc. * +                  2,100       34
   Evergreen Energy, Inc. * +                                    4,926       39
   Evergreen Solar, Inc. * +                                     4,600       46
   First Solar, Inc. * +                                         1,547       74
   FuelCell Energy, Inc. * +                                     3,929       27
   Headwaters, Inc. * +                                          2,947       69
   MGP Ingredients, Inc. +                                         600       12
   Pacific Ethanol, Inc. * +                                     1,900       31
   Plug Power, Inc. * +                                          4,556       16
   Quantum Fuel Systems Technologies Worldwide, Inc. * +         3,800        5
   Sunpower Corp., Class A * +                                     669       29
   Syntroleum Corp. * +                                          2,735        9
   US BioEnergy Corp. *                                            186        2
   VeraSun Energy Corp. * +                                      1,275       22
                                                                         ------
                                                                            415
                                                                         ------
Engineering & Construction - 0.7%
   Dycom Industries, Inc. *                                      2,758       69
   EMCOR Group, Inc. * +                                         2,086      125
   ENGlobal Corp. * +                                            1,100        7
   Granite Construction, Inc.                                    2,338      137
   Infrasource Services, Inc. *                                  1,795       44
   Insituform Technologies, Inc., Class A * +                    1,818       46
   Layne Christensen Co. * +                                       800       26
   Perini Corp. *                                                1,458       53
   Sterling Construction Co., Inc. * +                             600       11
   Washington Group International, Inc. * +                      1,935      113
                                                                         ------
                                                                            631
                                                                         ------
Entertainment - 0.8%
   Bally Technologies, Inc. * +                                  3,561       78
   Bluegreen Corp. * +                                           1,500       18
   Carmike Cinemas, Inc. +                                         900       20
   Century Casinos, Inc. * +                                     1,500       15
   Churchill Downs, Inc. +                                         593       26
   Dover Downs Gaming & Entertainment, Inc.                      1,117       14
   Dover Motorsports, Inc. +                                     1,300        7
   Great Wolf Resorts, Inc. *                                    1,790       24
   Isle of Capri Casinos, Inc. * +                               1,077       29
   Lakes Entertainment, Inc. * +                                 1,700       15
   Macrovision Corp. *                                           3,552       88
   Magna Entertainment Corp., Class A * +                        2,691       11
   Pinnacle Entertainment, Inc. * +                              3,229      104


EQUITY PORTFOLIOS 9 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

                                                  FEBRUARY 28, 2007 (UNAUDITED)

                                                                NUMBER   VALUE
                                                               OF SHARES (000S)
                                                               --------- ------
COMMON STOCKS - 98.8% - CONTINUED

Entertainment - 0.8% - (continued)
   Progressive Gaming International Corp. * +                    2,319   $   19
   Shuffle Master, Inc. * +                                      2,409       51
   Six Flags, Inc. * +                                           4,836       30
   Speedway Motorsports, Inc. +                                  1,062       40
   Steinway Musical Instruments                                    472       15
   Vail Resorts, Inc. * +                                        2,110      110
                                                                         ------
                                                                            714
                                                                         ------
Environmental Control - 0.6%
   American Ecology Corp. +                                      1,100       21
   Basin Water, Inc. * +                                           500        4
   Calgon Carbon Corp. * +                                       2,439       17
   Casella Waste Systems, Inc., Class A * +                      1,568       18
   Clean Harbors, Inc. * +                                       1,100       56
   Darling International, Inc. * +                               4,346       24
   Metal Management, Inc. +                                      1,800       72
   Mine Safety Appliances Co. +                                  2,078       84
   Rentech, Inc. * +                                             9,100       31
   Synagro Technologies, Inc. +                                  3,400       19
   Tetra Tech, Inc. *                                            4,008       71
   Waste Connections, Inc. *                                     3,003      133
   Waste Industries USA, Inc. +                                    500       13
   Waste Services, Inc. * +                                      2,033       22
                                                                         ------
                                                                            585
                                                                         ------
Food - 1.4%
   Arden Group, Inc., Class A +                                     43        5
   Chiquita Brands International, Inc. +                         2,854       41
   Diamond Foods, Inc.                                           1,032       17
   Flowers Foods, Inc.                                           3,500      103
   Great Atlantic & Pacific Tea Co. +                            1,349       43
   Hain Celestial Group, Inc. * +                                2,161       63
   Imperial Sugar Co. +                                            800       25
   Ingles Markets, Inc., Class A +                                 773       29
   J & J Snack Foods Corp. +                                       900       36
   Lance, Inc. +                                                 2,077       41
   M & F Worldwide Corp. *                                         739       29
   Nash Finch Co. +                                                955       29
   Pathmark Stores, Inc. * +                                     3,549       40
   Performance Food Group Co. *                                  2,393       70
   Pilgrims Pride Corp. +                                        2,800       86
   Premium Standard Farms, Inc.                                    989       20
   Ralcorp Holdings, Inc. *                                      1,768      103
   Ruddick Corp.                                                 2,688       76
   Sanderson Farms, Inc. +                                       1,171       38
   Seaboard Corp.                                                   18       39
   Spartan Stores, Inc.                                          1,500       35
   Tootsie Roll Industries, Inc.                                 2,439       74
   TreeHouse Foods, Inc. * +                                     2,100       61
   United Natural Foods, Inc. * +                                2,846       85
   Village Super Market, Class A +                                 100        8
   Weis Markets, Inc.                                              659       29
   Wild Oats Markets, Inc. * +                                   2,056       38
                                                                         ------
                                                                          1,263
                                                                         ------
Forest Products & Paper - 0.5%
   Bowater, Inc. +                                               3,800       92
   Buckeye Technologies, Inc. *                                  2,626       34
   Caraustar Industries, Inc. * +                                1,941       15
   Deltic Timber Corp. +                                           653       34
   Glatfelter +                                                  3,039       52
   Mercer International, Inc. * +                                1,900       24
   Neenah Paper, Inc. +                                          1,000       37
   Rock-Tenn Co., Class A                                        2,291       74
   Schweitzer-Mauduit International, Inc. +                      1,016       24
   Wausau Paper Corp. +                                          2,758       40
   Xerium Technologies, Inc. +                                   1,500       15
                                                                         ------
                                                                            441
                                                                         ------
Gas - 0.9%
   Cascade Natural Gas Corp. +                                     778       20
   EnergySouth, Inc. +                                             439       17
   Laclede Group (The), Inc. +                                   1,471       46
   New Jersey Resources Corp. +                                  1,906       94
   Nicor, Inc. +                                                 3,000      140
   Northwest Natural Gas Co. +                                   1,822       81
   Piedmont Natural Gas Co., Inc. +                              5,200      131
   South Jersey Industries, Inc. +                               1,962       68
   Southwest Gas Corp.                                           2,720      101
   WGL Holdings, Inc.                                            3,300      104
                                                                         ------
                                                                            802
                                                                         ------
Hand/Machine Tools - 0.3%
   Baldor Electric Co.                                           3,018      110
   Franklin Electric Co., Inc. +                                 1,572       76
   Raser Technologies, Inc. * +                                  1,500        8
   Regal-Beloit Corp.                                            2,151       97
                                                                         ------
                                                                            291
                                                                         ------


             NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT 10 EQUITY PORTFOLIOS

EQUITY PORTFOLIOS

SCHEDULE OF INVESTMENTS

SMALL COMPANY INDEX PORTFOLIO (continued)

                                                                NUMBER   VALUE
                                                               OF SHARES (000S)
                                                               --------- ------
COMMON STOCKS - 98.8% - CONTINUED

Healthcare - Products - 3.4%
   Abaxis, Inc. * +                                              1,400   $   32
   Abiomed, Inc. * +                                             1,600       22
   Accuray, Inc. *                                                 136        3
   Adeza Biomedical Corp. *                                      1,100       27
   Align Technology, Inc. * +                                    3,831       63
   American Medical Systems Holdings, Inc. * +                   4,820       98
   Angiodynamics, Inc. *                                           847       20
   Arrow International, Inc.                                     1,501       50
   Arthrocare Corp. * +                                          1,777       65
   Aspect Medical Systems, Inc. * +                              1,055       17
   Biosite, Inc. * +                                             1,040       55
   Bruker BioSciences Corp. *                                    2,888       26
   Candela Corp. * +                                             1,614       18
   Cepheid, Inc. * +                                             3,742       30
   Cerus Corp. * +                                               2,000       11
   Conceptus, Inc. * +                                           1,600       30
   Conmed Corp. *                                                1,923       53
   Cyberonics, Inc. * +                                          1,531       31
   Datascope Corp. +                                               890       32
   DexCom, Inc. * +                                              1,100        9
   DJO, Inc. *                                                   1,504       59
   ev3, Inc. * +                                                 1,083       21
   Foxhollow Technologies, Inc. * +                              1,400       31
   Haemonetics Corp. of Massachusetts *                          1,780       80
   Hansen Medical, Inc., * +                                       164        3
   HealthTronics, Inc. *                                         2,400       15
   Hologic, Inc. *                                               3,629      200
   ICU Medical, Inc. *                                             959       37
   Immucor, Inc. *                                               4,564      136
   Intralase Corp. *                                             1,467       36
   Invacare Corp.                                                2,136       40
   Inverness Medical Innovations, Inc. *                         2,638      111
   IRIS International, Inc. * +                                  1,300       15
   Kensey Nash Corp. * +                                           779       22
   Kyphon, Inc. *                                                2,970      134
   LCA-Vision, Inc. +                                            1,400       61
   Luminex Corp. * +                                             2,195       31
   Medical Action Industries, Inc. * +                             900       20
   Mentor Corp. +                                                2,422      116
   Merge Technologies, Inc. * +                                  1,966       10
   Meridian Bioscience, Inc. +                                   1,450       39
   Merit Medical Systems, Inc. *                                 1,838       26
   Natus Medical, Inc. *                                         1,500       24
   Neurometrix, Inc. * +                                           900       10
   Northstar Neuroscience, Inc. * +                                900       11
   NuVasive, Inc. * +                                            2,300       54
   NxStage Medical, Inc. * +                                       900       11
   Oakley, Inc. +                                                1,662       35
   OraSure Technologies, Inc. * +                                3,350       27
   Palomar Medical Technologies, Inc. * +                        1,200       49
   PolyMedica Corp. +                                            1,592       66
   PSS World Medical, Inc. * +                                   4,614       96
   Quidel Corp. * +                                              2,100       23
   Sirona Dental Systems, Inc. +                                 1,200       45
   SonoSite, Inc. * +                                            1,120       34
   Spectranetics Corp. * +                                       2,100       22
   Stereotaxis, Inc. * +                                         1,597       18
   STERIS Corp.                                                  4,600      119
   SurModics, Inc. * +                                           1,129       42
   Symmetry Medical, Inc. * +                                    2,520       38
   Thermogenesis Corp. * +                                       3,400       10
   Thoratec Corp. * +                                            3,672       72
   Ventana Medical Systems, Inc. * +                             1,944       78
   Viasys Healthcare, Inc. *                                     2,244       69
   Visicu, Inc. * +                                                500        4
   Vital Images, Inc. *                                          1,000       34
   Vital Signs, Inc.                                               482       26
   Volcano Corp. * +                                               600       11
   West Pharmaceutical Services, Inc.                            2,204      100
   Wright Medical Group, Inc. * +                                2,398       54
   Xtent, Inc. * +                                                 158        2
   Young Innovations, Inc. +                                       308        8
   Zoll Medical Corp. * +                                        1,332       37
                                                                         ------
                                                                          3,164
                                                                         ------
Healthcare - Services - 1.7%
   Air Methods Corp. * +                                           700       17
   Alliance Imaging, Inc. *                                      1,000        7
   Amedisys, Inc. * +                                            1,708       55
   AMERIGROUP Corp. *                                            3,500      116
   Amsurg Corp. *                                                2,045       47
   Apria Healthcare Group, Inc. *                                2,900       92
   Bio-Reference Labs, Inc. * +                                    704       17
   Capital Senior Living Corp. * +                               1,500       16
   Centene Corp. * +                                             2,958       71


EQUITY PORTFOLIOS 11 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

                                                  FEBRUARY 28, 2007 (UNAUDITED)

                                                                NUMBER   VALUE
                                                               OF SHARES (000S)
                                                               --------- ------
COMMON STOCKS - 98.8% - CONTINUED

Healthcare - Services - 1.7% - (continued)
   Emeritus Corp. * +                                              400   $   11
   Five Star Quality Care, Inc. * +                              2,200       25
   Genesis HealthCare Corp. *                                    1,300       82
   Gentiva Health Services, Inc. * +                             1,894       37
   Healthways, Inc. * +                                          2,380      104
   Horizon Health Corp. * +                                      1,100       22
   Hythiam, Inc. * +                                             1,900       15
   Kindred Healthcare, Inc. *                                    1,962       65
   LHC Group, Inc. * +                                             797       23
   Magellan Health Services, Inc. *                              2,500      105
   Matria Healthcare, Inc. * +                                   1,484       38
   Medcath Corp. *                                                 600       17
   Molina Healthcare, Inc. * +                                     800       25
   National Healthcare Corp. +                                     386       21
   Nighthawk Radiology Holdings, Inc. * +                          400        8
   Odyssey HealthCare, Inc. * +                                  2,339       32
   Option Care, Inc. +                                           1,773       24
   Psychiatric Solutions, Inc. *                                 3,600      144
   Radiation Therapy Services, Inc. * +                            800       24
   RehabCare Group, Inc. *                                       1,121       17
   Res-Care, Inc. *                                              1,500       27
   Sun Healthcare Group, Inc. *                                  1,800       24
   Sunrise Senior Living, Inc. * +                               3,040      119
   Symbion, Inc. *                                               1,200       25
   United Surgical Partners International, Inc. *                2,992       91
   VistaCare, Inc., Class A * +                                    823        8
                                                                         ------
                                                                          1,571
                                                                         ------
Holding Companies - Diversified - 0.0%
   Resource America, Inc., Class A                               1,127       29
   Star Maritime Acquisition Corp. *                             1,400       14
                                                                         ------
                                                                             43
                                                                         ------
Home Builders - 0.6%
   Amrep Corp. +                                                   100        9
   Brookfield Homes Corp. +                                        821       29
   Cavco Industries, Inc. * +                                      400       13
   Champion Enterprises, Inc. * +                                5,254       42
   Fleetwood Enterprises, Inc. * +                               4,403       41
   Hovnanian Enterprises, Inc., Class A * +                      3,400      106
   Levitt Corp., Class A                                         1,096       14
   M/I Homes, Inc.                                                 874       28
   Meritage Homes Corp. * +                                      1,600       62
   Monaco Coach Corp. +                                          1,793       29
   Orleans Homebuilders, Inc. +                                    400        6
   Palm Harbor Homes, Inc. * +                                     791       10
   Skyline Corp. +                                                 508       17
   Technical Olympic USA, Inc. +                                 1,462       13
   WCI Communities, Inc. * +                                     2,266       47
   Williams Scotsman International, Inc. * +                     2,025       41
   Winnebago Industries, Inc. +                                  2,172       71
                                                                         ------
                                                                            578
                                                                         ------
   Home Furnishings - 0.5%
   American Woodmark Corp. +                                       838       33
   Audiovox Corp., Class A * +                                   1,237       19
   DTS, Inc. * +                                                 1,200       29
   Ethan Allen Interiors, Inc. +                                 2,300       85
   Furniture Brands International, Inc. +                        3,100       50
   Hooker Furniture Corp. +                                        804       15
   Kimball International, Inc., Class B                          1,689       35
   La-Z-Boy, Inc. +                                              3,600       49
   Sealy Corp. +                                                 1,500       26
   Stanley Furniture Co., Inc. +                                   796       17
   Tempur-Pedic International, Inc. +                            3,400       85
   TiVo, Inc. * +                                                5,933       35
   Universal Electronics, Inc. *                                   991       26
                                                                         ------
                                                                            504
                                                                         ------
Household Products/Wares - 0.8%
   ACCO Brands Corp. *                                           3,100       68
   American Greetings Corp., Class A +                           3,600       84
   Blyth, Inc.                                                   1,800       37
   Central Garden and Pet Co., Class A * +                       4,347       61
   CSS Industries, Inc.                                            442       15
   Ennis, Inc.                                                   1,732       45
   Fossil, Inc. *                                                3,000       81
   Harland (John H.) Co.                                         1,784       90
   Playtex Products, Inc. *                                      3,875       53
   Prestige Brands Holdings, Inc. *                              2,300       26
   Russ Berrie & Co., Inc. * +                                     847       12
   Spectrum Brands, Inc. * +                                     2,500       22
   Standard Register (The) Co. +                                 1,184       16
   Tupperware Brands Corp. +                                     4,145       97
   WD-40 Co.                                                     1,134       36
                                                                         ------
                                                                            743
                                                                         ------
Housewares - 0.0%
   Lifetime Brands, Inc. +                                         836       16

             NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT 12 EQUITY PORTFOLIOS

EQUITY PORTFOLIOS

SCHEDULE OF INVESTMENTS

SMALL COMPANY INDEX PORTFOLIO (continued)

                                                                NUMBER   VALUE
                                                               OF SHARES (000S)
                                                               --------- ------
COMMON STOCKS - 98.8% - CONTINUED

Housewares - 0.0% - (continued)
   National Presto Industries, Inc. +                              350   $   22
                                                                         ------
                                                                             38
                                                                         ------
Insurance - 2.6%
   21st Century Insurance Group +                                2,330       49
   Affirmative Insurance Holdings, Inc. +                          500        8
   Alfa Corp. +                                                  2,220       40
   American Equity Investment Life Holding Co. +                 3,900       52
   American Physicians Capital, Inc. *                             706       26
   Amtrust Financial Services, Inc. +                            1,900       21
   Argonaut Group, Inc. *                                        2,098       74
   Baldwin & Lyons, Inc., Class B +                                618       15
   Bristol West Holdings, Inc. +                                 1,100       18
   CNA Surety Corp. *                                            1,077       21
   Commerce Group, Inc. +                                        3,700      106
   Crawford & Co., Class B +                                     1,800       11
   Darwin Professional Underwriters, Inc. * +                      400       10
   Delphi Financial Group, Inc., Class A                         2,857      112
   Direct General Corp.                                          1,000       21
   Donegal Group, Inc., Class A +                                  898       15
   EMC Insurance Group, Inc. +                                     456       12
   FBL Financial Group, Inc., Class A                              903       35
   First Acceptance Corp. * +                                    1,305       13
   First Mercury Financial Corp. *                                 829       19
   FPIC Insurance Group, Inc. * +                                  700       31
   Great American Financial Resources, Inc.                        650       16
   Harleysville Group, Inc. +                                      897       29
   Hilb, Rogal & Hobbs Co. +                                     2,491      113
   Horace Mann Educators Corp.                                   2,929       59
   Independence Holding Co.                                        334        7
   Infinity Property & Casualty Corp.                            1,407       65
   James River Group, Inc. +                                       569       16
   Kansas City Life Insurance Co. +                                300       14
   LandAmerica Financial Group, Inc. +                           1,237       86
   Meadowbrook Insurance Group, Inc. *                           1,700       18
   Midland (The) Co.                                               807       34
   National Interstate Corp. +                                   1,100       29
   National Western Life Insurance Co., Class A                    103       24
   Navigators Group, Inc. *                                        888       44
   NYMAGIC, Inc. +                                                 400       16
   Odyssey Re Holdings Corp. +                                     835       33
   Ohio Casualty Corp.                                           4,258      127
   Phoenix Companies (The), Inc.                                 7,760      111
   PMA Capital Corp., Class A * +                                2,124   $   20
   Presidential Life Corp. +                                     1,479       30
   ProAssurance Corp. *                                          2,222      114
   RLI Corp.                                                     1,538       86
   Safety Insurance Group, Inc. +                                  955       41
   SCPIE Holdings, Inc. * +                                        700       16
   SeaBright Insurance Holdings, Inc. * +                        1,155       22
   Selective Insurance Group, Inc.                               4,020       98
   State Auto Financial Corp. +                                    957       31
   Stewart Information Services Corp.                            1,157       47
   Tower Group, Inc. +                                           1,100       38
   Triad Guaranty, Inc. * +                                        813       37
   United Fire & Casualty Co. +                                  1,452       50
   Universal American Financial Corp. * +                        2,575       49
   USI Holdings Corp. *                                          3,146       53
   Zenith National Insurance Corp.                               2,491      120
                                                                         ------
                                                                          2,402
                                                                         ------
Internet - 3.3%
   1-800-FLOWERS.COM, Inc., Class A * +                          1,826       13
   24/7 Real Media, Inc. * +                                     3,300       32
   Access Integrated Technologies, Inc., Class A *+              1,000        7
   Agile Software Corp. * +                                      3,957       25
   aQuantive, Inc. * +                                           5,228      132
   Ariba, Inc. * +                                               5,168       48
   Art Technology Group, Inc. * +                                7,100       15
   Audible, Inc. * +                                             1,800       17
   Avocent Corp. *                                               3,430      109
   Blue Coat Systems, Inc. * +                                   1,000       32
   Blue Nile, Inc. * +                                             858       33
   Chordiant Software, Inc. * +                                  1,920       18
   CMGI, Inc. * +                                               32,662       50
   CNET Networks, Inc. *                                        10,346       91
   Cogent Communications Group, Inc. *                           1,500       34
   Covad Communications Group, Inc. * +                         19,400       23
   CyberSource Corp. * +                                         2,100       26
   DealerTrack Holdings, Inc. * +                                  800       23
   Digital River, Inc. * +                                       2,672      148
   Drugstore.com, Inc. * +                                       4,607       13
   Earthlink, Inc. *                                             8,506       61
   eCollege.com, Inc. * +                                        1,375       24
   Equinix, Inc. * +                                             1,900      157
   eResearch Technology, Inc. * +                                3,400       24


EQUITY PORTFOLIOS 13 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

                                                  FEBRUARY 28, 2007 (UNAUDITED)

                                                                NUMBER   VALUE
                                                               OF SHARES (000S)
                                                               --------- ------
COMMON STOCKS - 98.8% - CONTINUED

Internet - 3.3% - (continued)
   FTD Group, Inc. * +                                             920   $   18
   GSI Commerce, Inc. * +                                        2,697       52
   Harris Interactive, Inc. *                                    3,677       21
   i2 Technologies, Inc. * +                                     1,000       24
   Infospace, Inc. *                                             2,098       48
   Internap Network Services Corp. * +                           2,130       40
   Internet Capital Group, Inc. * +                              2,700       31
   Interwoven, Inc. *                                            2,915       44
   iPass, Inc. * +                                               4,400       22
   j2 Global Communications, Inc. * +                            3,366       81
   Jupitermedia Corp. * +                                        1,700       15
   Knot (The), Inc. * +                                          1,300       31
   Lionbridge Technologies * +                                   4,405       24
   Liquidity Services, Inc. *                                      600       11
   LoopNet, Inc. *                                                 100        2
   Move, Inc. *                                                  6,956       42
   NetBank, Inc. +                                               3,413       11
   NetFlix, Inc. * +                                             3,100       70
   Netratings, Inc. * +                                          1,002       21
   NIC, Inc. +                                                   2,434       13
   Online Resources Corp. * +                                    1,700       18
   Openwave Systems, Inc. * +                                    6,565       54
   Opsware, Inc. * +                                             5,644       42
   Overstock.com, Inc. * +                                         864       16
   Perficient, Inc. * +                                          1,300       25
   Priceline.com, Inc. * +                                       1,602       84
   ProQuest Co. * +                                              1,857       20
   RealNetworks, Inc. *                                          7,400       60
   RightNow Technologies, Inc. * +                               1,100       18
   S1 Corp. * +                                                  4,708       24
   Safeguard Scientifics, Inc. * +                               7,200       20
   Sapient Corp. * +                                             5,648       35
   Secure Computing Corp. * +                                    3,302       28
   Sohu.com, Inc. *                                              1,727       40
   SonicWALL, Inc. *                                             4,410       38
   Stamps.com, Inc. * +                                          1,399       22
   Terremark Worldwide, Inc. * +                                 2,400       19
   TheStreet.com, Inc. +                                         1,400       16
   TIBCO Software, Inc. * +                                     14,300      129
   Travelzoo, Inc. * +                                             202        7
   TriZetto Group, Inc. * +                                      3,001       62
   United Online, Inc.                                           4,450       58
   ValueClick, Inc. * +                                          6,544      173
   Vasco Data Security International, Inc. * +                   1,700       30
   Vignette Corp. *                                              2,000       36
   WebEx Communications, Inc. *                                  2,855      124
   webMethods, Inc. * +                                          3,776       26
   Websense, Inc. *                                              3,086       70
   WebSideStory, Inc. * +                                        1,300       17
                                                                         ------
                                                                          3,087
                                                                         ------
Investment Companies - 0.5%
   Apollo Investment Corp. +                                     7,000      159
   Ares Captial Corp. +                                          3,523       71
   Capital Southwest Corp. +                                       151       21
   Gladstone Capital Corp.                                         823       18
   Gladstone Investment Corp. +                                  1,000       15
   Harris & Harris Group, Inc. * +                               1,500       18
   MCG Capital Corp. +                                           3,990       76
   Medallion Financial Corp. +                                   1,100       12
   MVC Capital, Inc. +                                           1,100       17
   NGP Capital Resources Co. +                                   1,300       20
   Technology Investment Capital Corp.                           1,400       23
                                                                         ------
                                                                            450
                                                                         ------
Iron/Steel - 0.8%
   AK Steel Holding Corp. * +                                    7,572      175
   Chaparral Steel Co. +                                         3,136      156
   Cleveland-Cliffs, Inc. +                                      2,800      158
   Gibraltar Industries, Inc.                                    1,640       38
   Olympic Steel, Inc. +                                           600       18
   Ryerson, Inc. +                                               1,744       60
   Schnitzer Steel Industries, Inc., Class A                     1,506       57
   Shiloh Industries, Inc.                                         400        5
   Steel Technologies, Inc. +                                      900       26
   Wheeling-Pittsburgh Corp. * +                                   800       20
                                                                         ------
                                                                            713
                                                                         ------
Leisure Time - 0.6%
   Ambassadors Group, Inc. +                                     1,388       41
   Ambassadors International, Inc. +                               500       21
   Arctic Cat, Inc. +                                              940       18
   Bally Total Fitness Holding Corp. * +                         2,300        5
   Callaway Golf Co.                                             5,255       79
   K2, Inc. *                                                    3,271       38
   Life Time Fitness, Inc. * +                                   2,000       96
   Marine Products Corp. +                                         962        9


             NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT 14 EQUITY PORTFOLIOS

EQUITY PORTFOLIOS

SCHEDULE OF INVESTMENTS

SMALL COMPANY INDEX PORTFOLIO (continued)

                                                                NUMBER   VALUE
                                                               OF SHARES (000S)
                                                               --------- ------
COMMON STOCKS - 98.8% - CONTINUED

Leisure Time - 0.6% - (continued)
   Multimedia Games, Inc. *                                      1,846   $   20
   Nautilus, Inc. +                                              2,270       39
   Polaris Industries, Inc. +                                    2,422      116
   Town Sports International Holdings, Inc. *                      623       12
   WMS Industries, Inc. *                                        1,818       68
                                                                         ------
                                                                            562
                                                                         ------
Lodging - 0.4%
   Ameristar Casinos, Inc.                                       1,772       57
   Gaylord Entertainment Co. *                                   2,779      150
   Lodgian, Inc. * +                                             1,520       20
   Marcus Corp.                                                  1,477       33
   Monarch Casino & Resort, Inc. * +                               700       18
   Morgans Hotel Group Co. * +                                   1,200       21
   MTR Gaming Group, Inc. *                                      1,589       21
   Riviera Holdings Corp. * +                                      800       16
   Trump Entertainment Resorts, Inc. * +                         2,100       37
                                                                         ------
                                                                            373
                                                                         ------
Machinery - Construction & Mining - 0.2%
   Astec Industries, Inc. *                                      1,150       44
   Bucyrus International, Inc., Class A +                        2,178      111
                                                                         ------
                                                                            155
                                                                         ------
Machinery - Diversified - 1.2%
   Albany International Corp., Class A +                         1,849       63
   Applied Industrial Technologies, Inc. +                       3,107       75
   Briggs & Stratton Corp. +                                     3,500      102
   Cascade Corp.                                                   862       49
   Chart Industries, Inc. *                                        900       15
   Cognex Corp. +                                                3,226       71
   Columbus McKinnon Corp. of New York * +                       1,300       30
   DXP Enterprises, Inc. * +                                       100        3
   Gehl Co. * +                                                    778       20
   Gerber Scientific, Inc. *                                     1,500       16
   Gorman-Rupp (The) Co. +                                         750       22
   Intermec, Inc. * +                                            3,414       76
   Intevac, Inc. * +                                             1,500       41
   iRobot Corp. * +                                                900       13
   Kadant, Inc. *                                                  985       23
   Lindsay Manufacturing Co. +                                     827       28
   Middleby Corp. * +                                              483       53
   NACCO Industries, Inc., Class A                                 438       56
   Nordson Corp.                                                 1,994       97
   Presstek, Inc. * +                                            2,224       13
   Robbins & Myers, Inc.                                           909       36
   Sauer-Danfoss, Inc.                                             717       27
   Tecumseh Products Co., Class A * +                            1,262       21
   Tennant Co. +                                                 1,072       33
   TurboChef Technologies, Inc. * +                              1,000       15
   Wabtec Corp.                                                  3,290      106
                                                                         ------
                                                                          1,104
                                                                         ------
Media - 1.6%
   Acacia Research - Acacia Technologies * +                     2,000       28
   American Satellite Network *                                    350       --
   Belo Corp., Class A                                           6,200      115
   Charter Communications, Inc., Class A * +                    26,599       80
   Citadel Broadcasting Corp. +                                  2,600       26
   CKX, Inc. * +                                                 3,500       46
   Courier Corp.                                                   671       26
   Cox Radio, Inc., Class A * +                                  3,100       45
   Crown Media Holdings, Inc., Class A * +                         900        4
   Cumulus Media, Inc., Class A * +                              2,307       23
   Emmis Communications Corp., Class A +                         2,416       20
   Entercom Communications Corp. +                               2,200       63
   Entravision Communications Corp., Class A * +                 4,600       41
   Fisher Communications, Inc. * +                                 475       22
   GateHouse Media, Inc. +                                       1,130       22
   Gemstar-TV Guide International, Inc. *                       16,100       65
   Gray Television, Inc.                                         3,173       28
   Journal Communications, Inc., Class A +                       3,000       40
   Journal Register Co.                                          2,672       19
   Lee Enterprises, Inc.                                         3,100       99
   Lin TV Corp., Class A *                                       1,982       27
   Lodgenet Entertainment Corp. *                                1,174       30
   Martha Stewart Living Omnimedia, Inc., Class A +              1,741       32
   Media General, Inc., Class A +                                1,500       61
   Mediacom Communications Corp., Class A *                      3,885       31
   Outdoor Channel Holdings, Inc. * +                            1,000       11
   Playboy Enterprises, Inc., Class B * +                        1,495       15
   Primedia, Inc. * +                                           12,641       31
   Private Media Group Ltd. * +                                  1,300        4
   Radio One, Inc., Class D *                                    5,308       37
   Readers Digest Association (The), Inc.                        6,517      111
   Salem Communications Corp., Class A +                           807       10
   Scholastic Corp. *                                            2,436       85
   Sinclair Broadcast Group, Inc., Class A +                     3,199       46


EQUITY PORTFOLIOS 15 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

                                                  FEBRUARY 28, 2007 (UNAUDITED)

                                                                NUMBER   VALUE
                                                               OF SHARES (000S)
                                                               --------- ------
COMMON STOCKS - 98.8% - CONTINUED

Media - 1.6% - (continued)
   Spanish Broadcasting System, Inc., Class A * +                2,695   $   12
   Sun-Times Media Group, Inc., Class A +                        4,830       19
   Value Line, Inc. +                                              100        4
   Westwood One, Inc. +                                          4,800       33
   World Wrestling Entertainment, Inc., Class A +                1,511       24
                                                                         ------
                                                                          1,435
                                                                         ------
Metal Fabrication/Hardware - 0.8%
   Ampco-Pittsburgh Corp.                                          500       13
   Castle (A.M.) & Co. +                                           700       20
   CIRCOR International, Inc. +                                  1,108       38
   Dynamic Materials Corp. * +                                     800       25
   Foster (L.B.) Co., Class A * +                                  700       14
   Kaydon Corp. +                                                1,896       82
   Ladish Co., Inc. * +                                          1,000       42
   Lawson Products, Inc. +                                         320       12
   Mueller Industries, Inc.                                      2,537       75
   Mueller Water Products, Inc., Class A +                       7,500      112
   NN, Inc.                                                      1,313       15
   Quanex Corp.                                                  2,575      101
   RBC Bearings, Inc. * +                                        1,400       46
   Valmont Industries, Inc. +                                    1,230       70
   Worthington Industries, Inc. +                                4,969       99
                                                                         ------
                                                                            764
                                                                         ------
Mining - 0.8%
   AMCOL International Corp. +                                   1,491       42
   Brush Engineered Materials, Inc. *                            1,373       62
   Century Aluminum Co. * +                                      1,569       72
   Coeur D'alene Mines Corp. * +                                18,844       85
   Compass Minerals International, Inc. +                        2,209       72
   Hecla Mining Co. * +                                          8,238       63
   Royal Gold, Inc. +                                            1,352       45
   RTI International Metals, Inc. *                              1,529      132
   Stillwater Mining Co. * +                                     2,846       36
   USEC, Inc. * +                                                6,043       86
                                                                         ------
                                                                            695
                                                                         ------
Miscellaneous Manufacturing - 1.8%
   Actuant Corp., Class A +                                      1,889       99
   Acuity Brands, Inc.                                           3,052      169
   American Railcar Industries, Inc. +                             600       18
   Ameron International Corp. +                                    635       47
   Aptargroup, Inc.                                              2,400      158
   Barnes Group, Inc. +                                          2,746       61
   Blount International, Inc. * +                                2,600       31
   Ceradyne, Inc. * +                                            1,851       95
   Clarcor, Inc.                                                 3,484      108
   EnPro Industries, Inc. *                                      1,478       56
   ESCO Technologies, Inc. * +                                   1,764       77
   Federal Signal Corp.                                          3,282       49
   Flanders Corp. * +                                            1,000        8
   Freightcar America, Inc. +                                      900       45
   GenTek, Inc. * +                                                700       24
   Griffon Corp. * +                                             2,068       49
   Hexcel Corp. * +                                              6,475      117
   Koppers Holdings, Inc. +                                        700       17
   Lancaster Colony Corp.                                        1,651       70
   Matthews International Corp., Class A +                       2,238       90
   Myers Industries, Inc.                                        1,771       30
   PW Eagle, Inc. +                                                700       23
   Raven Industries, Inc. +                                      1,108       32
   Reddy Ice Holdings, Inc. +                                    1,100       30
   Smith & Wesson Holding Corp. * +                              2,000       25
   Smith (A.O.) Corp. +                                          1,377       53
   Standex International Corp.                                     819       23
   Tredegar Corp.                                                2,310       51
                                                                         ------
                                                                          1,655
                                                                         ------
Office Furnishings - 0.3%
   CompX International, Inc. +                                     100        2
   Herman Miller, Inc.                                           4,500      173
   Interface, Inc., Class A                                      3,318       53
   Knoll, Inc.                                                   2,090       48
                                                                         ------
                                                                            276
                                                                         ------
Office/Business Equipment - 0.2%
   Global Imaging Systems, Inc. *                                3,600       73
   IKON Office Solutions, Inc.                                   7,600      106
                                                                         ------
                                                                            179
                                                                         ------
Oil & Gas - 2.7%
   Alon USA Energy, Inc. +                                         800       23
   Arena Resources, Inc. * +                                       800       36
   Atlas America, Inc. * +                                       1,196       64
   ATP Oil & Gas Corp. * +                                       1,349       56
   Atwood Oceanics, Inc. *                                       1,894       96
   Aurora Oil & Gas Corp. * +                                    4,100       10
   Berry Petroleum Co., Class A +                                2,424       73
   Bill Barrett Corp. * +                                        1,970       58


             NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT 16 EQUITY PORTFOLIOS

EQUITY PORTFOLIOS

SCHEDULE OF INVESTMENTS

SMALL COMPANY INDEX PORTFOLIO (continued)

                                                                NUMBER   VALUE
                                                               OF SHARES (000S)
                                                               --------- ------
COMMON STOCKS - 98.8% - CONTINUED

Oil & Gas - 2.7% - (continued)
   Bois d'Arc Energy, Inc. * +                                   1,100   $   15
   Brigham Exploration Co. * +                                   3,400       20
   Bronco Drilling Co., Inc. * +                                 1,000       15
   Callon Petroleum Co. *                                        1,500       20
   Carrizo Oil & Gas, Inc. * +                                   1,517       47
   Clayton Williams Energy, Inc. * +                               352       11
   Comstock Resources, Inc. *                                    2,919       78
   Crosstex Energy, Inc. +                                       2,161       70
   Delek US Holdings, Inc. +                                       800       13
   Delta Petroleum Corp. * +                                     3,621       72
   Edge Petroleum Corp. * +                                      1,938       24
   Encore Acquisition Co. * +                                    3,622       88
   Energy Partners Ltd. * +                                      2,670       58
   EXCO Resources, Inc. * +                                      3,600       63
   Exploration Co. of Delaware (The), Inc. * +                   2,000       23
   Gasco Energy, Inc. * +                                        4,700       10
   GeoGlobal Resources, Inc. * +                                 2,300       14
   GeoMet, Inc. * +                                                846        7
   Giant Industries, Inc. *                                        965       73
   GMX Resources, Inc. * +                                         600       19
   Goodrich Petroleum Corp. * +                                    900       31
   Grey Wolf, Inc. * +                                          13,425       90
   Gulfport Energy Corp. *                                       1,000       12
   Harvest Natural Resources, Inc. * +                           2,587       24
   Houston Exploration Co. * +                                   2,013      105
   Mariner Energy, Inc. *                                        5,008       93
   McMoRan Exploration Co. * +                                   1,607       21
   Meridian Resource Corp. * +                                   5,791       15
   Parallel Petroleum Corp. * +                                  2,608       50
   Parker Drilling Co. * +                                       7,489       64
   Penn Virginia Corp.                                           1,250       87
   Petrohawk Energy Corp. *                                      9,780      117
   Petroleum Development Corp. * +                                 959       50
   Petroquest Energy, Inc. * +                                   2,800       32
   Pioneer Drilling Co. * +                                      2,800       34
   Quest Resource Corp. * +                                      1,400       12
   RAM Energy Resources, Inc. * +                                  900        4
   Rosetta Resources, Inc. * +                                   3,498       64
   Stone Energy Corp. *                                          1,839       56
   Sulphco, Inc. * +                                             2,500        8
   Swift Energy Co. *                                            2,011       78
   Toreador Resources Corp. * +                                    831       20
   Transmeridian Exploration, Inc. * +                           4,400       18
   Vaalco Energy, Inc. * +                                       4,000       26
   Venoco, Inc. * +                                                929       14
   Warren Resources, Inc. * +                                    3,661       41
   Western Refining, Inc.                                        1,600       46
   Whiting Petroleum Corp. *                                     2,479       96
                                                                         ------
                                                                          2,464
                                                                         ------
Oil & Gas Services - 1.5%
   Allis-Chalmers Energy, Inc. * +                               1,839       30
   Basic Energy Services, Inc. * +                                 900       21
   Cal Dive International, Inc. *                                  542        7
   CARBO Ceramics, Inc. +                                        1,411       61
   Complete Production Services, Inc. *                          1,800       35
   Dawson Geophysical Co. * +                                      500       21
   Dril-Quip, Inc. *                                             1,462       56
   Gulf Island Fabrication, Inc.                                   796       27
   Hanover Compressor Co. * +                                    7,105      156
   Hercules Offshore, Inc. *                                     1,349       36
   Hornbeck Offshore Services, Inc. * +                          1,683       45
   Hydril * +                                                    1,087      103
   Input/Output, Inc. * +                                        4,862       66
   Lone Star Technologies, Inc. *                                2,044       97
   Lufkin Industries, Inc. +                                     1,048       56
   Markwest Hydrocarbon, Inc. +                                    391       25
   Matrix Service Co. * +                                        1,500       27
   Metretek Technologies, Inc. * +                               1,100       13
   NATCO Group, Inc., Class A * +                                1,000       35
   Newpark Resources, Inc. * +                                   6,196       38
   Oil States International, Inc. *                              3,422      100
   RPC, Inc. +                                                   2,155       32
   Superior Well Services, Inc. * +                                852       19
   T-3 Energy Services, Inc. *                                     100        2
   Trico Marine Services, Inc. *                                   800       29
   Union Drilling, Inc. * +                                        980       12
   Universal Compression Holdings, Inc. *                        2,041      137
   W-H Energy Services, Inc. *                                   1,972       83
                                                                         ------
                                                                          1,369
                                                                         ------
Packaging & Containers - 0.3%
   AEP Industries, Inc. * +                                        400       18
   Chesapeake Corp. +                                            1,302       20
   Graphic Packaging Corp. * +                                   5,200       25


EQUITY PORTFOLIOS 17 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

                                                  FEBRUARY 28, 2007 (UNAUDITED)

                                                                NUMBER   VALUE
                                                               OF SHARES (000S)
                                                               --------- ------
COMMON STOCKS - 98.8% - CONTINUED

Packaging & Containers - 0.3% - (continued)
   Greif, Inc., Class A                                          1,083   $  128
   Silgan Holdings, Inc.                                         1,548       76
                                                                         ------
                                                                            267
                                                                         ------
   Pharmaceuticals - 3.3%
   Acadia Pharmaceuticals, Inc. * +                              1,800       13
   Adams Respiratory Therapeutics, Inc. * +                      2,100       76
   Adolor Corp. * +                                              3,088       21
   Akorn, Inc. * +                                               2,500       15
   Alkermes, Inc. *                                              6,643      109
   Alnylam Pharmaceuticals, Inc. * +                             2,400       45
   Alpharma, Inc., Class A                                       2,857       75
   Altus Pharmaceuticals, Inc. * +                                 500        8
   Animal Health International, Inc. *                             172        2
   Array Biopharma, Inc. * +                                     2,700       32
   Atherogenics, Inc. * +                                        2,730       30
   Auxilium Pharmaceuticals, Inc. * +                            1,700       21
   AVANIR Pharmaceuticals, Class A * +                           2,500        5
   AVI BioPharma, Inc. * +                                       3,000        8
   Bentley Pharmaceuticals, Inc. * +                             1,479       13
   Bioenvision, Inc. * +                                         2,800       13
   BioMarin Pharmaceuticals, Inc. *                              6,306      107
   Bradley Pharmaceuticals, Inc. *                               1,000       19
   Cadence Pharmaceuticals, Inc. * +                               344        5
   Caraco Pharmaceutical Laboratories Ltd. * +                     797        9
   Combinatorx, Inc. * +                                         1,800       15
   Cubist Pharmaceuticals, Inc. * +                              3,767       75
   CV Therapeutics, Inc. * +                                     3,807       49
   Cypress Bioscience, Inc. * +                                  2,400       19
   Dendreon Corp. * +                                            4,923       23
   Depomed, Inc. * +                                             2,200        8
   Durect Corp. * +                                              3,466       14
   Emisphere Technologies, Inc. * +                              1,800        9
   Genta, Inc. *                                                 8,300        4
   HealthExtras, Inc. *                                          1,855       49
   Hi-Tech Pharmacal Co., Inc. * +                                 650        7
   I-Flow Corp. * +                                              1,569       23
   Idenix Pharmaceuticals, Inc. * +                              1,800       17
   Indevus Pharmaceuticals, Inc. * +                             3,800       26
   Isis Pharmaceuticals, Inc. * +                                4,986       45
   KV Pharmaceutical Co., Class A * +                            2,619       65
   Mannatech, Inc. +                                             1,100       16
   MannKind Corp. * +                                            2,137       34
   Medarex, Inc. * +                                             8,403      115
   Medicines Co. *                                               3,376       91
   Medicis Pharmaceutical Corp., Class A +                       3,700      135
   MGI Pharma, Inc. * +                                          5,429      115
   Nabi Biopharmaceuticals * +                                   4,012       21
   Nastech Pharmaceutical Co., Inc. * +                          1,500       17
   NBTY, Inc. *                                                  3,700      180
   Neurocrine Biosciences, Inc. * +                              2,602       33
   New River Pharmaceuticals, Inc. * +                           1,100       70
   Noven Pharmaceuticals, Inc. * +                               1,662       41
   NPS Pharmaceuticals, Inc. * +                                 3,187       11
   Nuvelo, Inc. * +                                              3,819       13
   Obagi Medical Products, Inc. *                                  300        4
   Onyx Pharmaceuticals, Inc. * +                                2,956       78
   OSI Pharmaceuticals, Inc. * +                                 3,900      135
   Osiris Therapeutics, Inc. * +                                   300        4
   Pain Therapeutics, Inc. * +                                   2,401       19
   Par Pharmaceutical Cos., Inc. *                               2,400       58
   Penwest Pharmaceuticals Co. * +                               1,537       20
   Perrigo Co. +                                                 5,431       91
   PetMed Express, Inc. * +                                      1,300       16
   Pharmion Corp. * +                                            1,700       44
   Pozen, Inc. *                                                 1,842       29
   Progenics Pharmaceuticals, Inc. * +                           1,499       42
   Renovis, Inc. *                                               1,700        6
   Rigel Pharmaceuticals, Inc. * +                               1,830       19
   Salix Pharmaceuticals Ltd. * +                                3,187       45
   Santarus, Inc. * +                                            3,400       22
   Sciele Pharma, Inc. * +                                       2,007       46
   Somaxon Pharmaceuticals, Inc. * +                               400        5
   Synta Pharmaceuticals Corp. * +                                 400        3
   Tanox, Inc. * +                                               1,716       33
   Trimeris, Inc. * +                                            1,140       13
   United Therapeutics Corp. * +                                 1,664       93
   USANA Health Sciences, Inc. * +                                 672       39
   Valeant Pharmaceuticals International                         6,400      115
   Viropharma, Inc. * +                                          4,600       74
   Xenoport, Inc. * +                                            1,400       36
   Zymogenetics, Inc. * +                                        2,613       39
                                                                         ------
                                                                          3,094
                                                                         ------
Real Estate - 0.1%
   Affordable Residential Communities *                          3,105       37

             NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT 18 EQUITY PORTFOLIOS

EQUITY PORTFOLIOS

SCHEDULE OF INVESTMENTS

SMALL COMPANY INDEX PORTFOLIO (continued)

                                                                NUMBER   VALUE
                                                               OF SHARES (000S)
                                                               --------- ------
COMMON STOCKS - 98.8% - CONTINUED

Real Estate - 0.1% - (continued)
   Avatar Holdings, Inc. * +                                       389    $ 28
   Californina Coastal Communities, Inc. * +                       733      14
   Consolidated-Tomoka Land Co. of Florida +                       404      31
   Housevalues, Inc. * +                                         1,000       5
   Tarragon Corp. +                                                987      13
                                                                          ----
                                                                           128
                                                                          ----
Real Estate Investment Trusts - 7.4%
   Acadia Realty Trust +                                         2,207      60
   Agree Realty Corp. +                                            585      20
   Alexander's, Inc. * +                                           133      54
   Alexandria Real Estate Equities, Inc. +                       1,953     205
   American Campus Communities, Inc. +                           1,522      46
   American Financial Realty Trust +                             8,900      99
   American Home Mortgage Investment Corp. +                     3,009      82
   Anthracite Capital, Inc.                                      3,960      50
   Anworth Mortgage Asset Corp. +                                3,170      28
   Arbor Realty Trust, Inc. +                                      800      25
   Ashford Hospitality Trust, Inc. +                             4,200      52
   BioMed Realty Trust, Inc.                                     4,425     124
   Capital Lease Funding, Inc. +                                 2,400      25
   Capital Trust, Inc. of New York, Class A +                      800      37
   Cedar Shopping Centers, Inc.                                  2,500      40
   Corporate Office Properties Trust                             2,299     117
   Cousins Properties, Inc. +                                    2,600      89
   Crescent Real Estate Equities Co. +                           5,400     107
   Crystal River Capital, Inc. +                                   500      13
   Deerfield Triarc Capital Corp. +                              3,600      55
   DiamondRock Hospitality Co.                                   5,900     107
   Digital Realty Trust, Inc.                                    1,749      69
   EastGroup Properties, Inc.                                    1,540      83
   Education Realty Trust, Inc. +                                1,790      27
   Entertainment Properties Trust +                              1,760     115
   Equity Inns, Inc. +                                           3,756      58
   Equity Lifestyle Properties, Inc.                             1,359      76
   Equity One, Inc. +                                            2,578      69
   Extra Space Storage, Inc.                                     3,971      76
   FelCor Lodging Trust, Inc.                                    4,174      98
   Fieldstone Investment Corp. +                                 3,600      18
   First Industrial Realty Trust, Inc. +                         2,992     139
   First Potomac Realty Trust +                                  1,600      48
   Franklin Street Properties Corp. +                            4,022      77
   Getty Realty Corp. +                                          1,176      35
   Glimcher Realty Trust +                                       2,478      69
   GMH Communities Trust +                                       2,700      29
   Gramercy Capital Corp. of New York +                          1,300      42
   Healthcare Realty Trust, Inc. +                               3,300     128
   Hersha Hospitality Trust                                      2,200      25
   Highland Hospitality Corp. +                                  4,100      67
   Highwoods Properties, Inc.                                    3,730     165
   Home Properties, Inc. +                                       2,355     138
   HomeBanc Corp. of Georgia +                                   3,700      10
   IMPAC Mortgage Holdings, Inc. +                               5,215      34
   Inland Real Estate Corp. +                                    4,600      88
   Innkeepers USA Trust                                          2,978      50
   Investors Real Estate Trust +                                 3,236      33
   JER Investors Trust, Inc. +                                   1,799      34
   Kite Realty Group Trust                                       2,000      41
   KKR Financial Corp.                                           5,500     152
   LaSalle Hotel Properties                                      2,714     121
   Lexington Corporate Properties Trust +                        4,637      95
   Longview Fibre Co.                                            4,488     111
   LTC Properties, Inc. +                                        1,629      42
   Luminent Mortgage Capital, Inc.                               3,272      30
   Maguire Properties, Inc. +                                    2,600     102
   Medical Properties Trust, Inc. +                              2,792      43
   MFA Mortgage Investments, Inc.                                5,462      41
   Mid-America Apartment Communities, Inc. +                     1,595      88
   Mills (The) Corp. +                                           3,900      97
   National Health Investors, Inc. +                             1,634      50
   National Retail Properties, Inc. +                            3,935      95
   Nationwide Health Properties, Inc. +                          5,715     189
   Newcastle Investment Corp. +                                  3,033      90
   NorthStar Realty Finance Corp.                                4,036      61
   Novastar Financial, Inc. +                                    2,416      19
   OMEGA Healthcare Investors, Inc.                              4,063      73
   Parkway Properties, Inc. of Maryland                          1,056      57
   Pennsylvania Real Estate Investment Trust +                   2,486     107
   Post Properties, Inc.                                         2,922     141
   Potlatch Corp.                                                2,679     121
   PS Business Parks, Inc.                                       1,101      79
   RAIT Investment Trust                                         4,232     142
   Ramco-Gershenson Properties                                   1,160      41
   Realty Income Corp. +                                         6,747     186
   Redwood Trust, Inc.                                           1,337      72


EQUITY PORTFOLIOS 19 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

                                                  FEBRUARY 28, 2007 (UNAUDITED)

                                                                NUMBER   VALUE
                                                               OF SHARES (000S)
                                                               --------- ------
COMMON STOCKS - 98.8% - CONTINUED

Real Estate Investment Trusts - 7.4% - (continued)
   Republic Property Trust                                       1,900   $   22
   Resource Capital Corp.                                          300        5
   Saul Centers, Inc. +                                            707       41
   Senior Housing Properties Trust                               5,082      122
   Sovran Self Storage, Inc. +                                   1,340       78
   Spirit Finance Corp.                                          7,220       93
   Strategic Hotels & Resorts, Inc.                              4,987      105
   Sun Communities, Inc. +                                       1,196       37
   Sunstone Hotel Investors, Inc.                                3,964      112
   Tanger Factory Outlet Centers, Inc. +                         2,122       85
   U-Store-It Trust +                                            3,210       69
   Universal Health Realty Income Trust +                          864       32
   Urstadt Biddle Properties, Inc., Class A +                    1,517       27
   Washington Real Estate Investment Trust +                     3,037      121
   Winston Hotels, Inc. +                                        2,036       29
   Winthrop Realty Trust +                                       2,000       13
                                                                         ------
                                                                          6,812
                                                                         ------
Retail - 6.6%
   99 Cents Only Stores * +                                      3,300       49
   AC Moore Arts & Crafts, Inc. * +                              1,103       22
   Aeropostale, Inc. *                                           3,661      134
   AFC Enterprises *                                             1,900       33
   America's Car-Mart, Inc. * +                                    780        9
   Applebee's International, Inc.                                5,100      130
   Asbury Automotive Group, Inc.                                   812       22
   Bebe Stores, Inc. +                                           1,600       29
   Big 5 Sporting Goods Corp.                                    1,591       38
   Big Lots, Inc. * +                                            7,700      193
   BJ's Restaurants, Inc. * +                                    1,006       20
   Blockbuster, Inc., Class A * +                               13,200       88
   Bob Evans Farms, Inc.                                         2,404       87
   Bon-Ton Stores (The), Inc. +                                    500       24
   Books-A-Million, Inc. +                                       1,000       16
   Borders Group, Inc. +                                         4,100       88
   Brown Shoe Co., Inc. +                                        1,963      101
   Buckle (The), Inc.                                              907       31
   Buffalo Wild Wings, Inc. * +                                    471       26
   Build-A-Bear Workshop, Inc. * +                               1,000       26
   Cabela's, Inc., Class A * +                                   2,200       55
   Cache, Inc. *                                                   862       19
   California Pizza Kitchen, Inc. * +                            1,394       45
   Carrols Restaurant Group, Inc. * +                              400        5
   Casey's General Stores, Inc. +                                3,487       87
   Cash America International, Inc.                              1,991       81
   Casual Male Retail Group, Inc. *                              2,073       26
   Cato (The) Corp., Class A +                                   2,106       46
   CBRL Group, Inc.                                              1,785       83
   CEC Entertainment, Inc. *                                     2,230       95
   Charlotte Russe Holding, Inc. * +                             1,210       35
   Charming Shoppes, Inc. *                                      8,423      105
   Children's Place Retail Stores (The), Inc. *                  1,507       82
   Chipotle Mexican Grill, Inc., Class B * +                     1,593       89
   Christopher & Banks Corp. +                                   2,560       48
   Citi Trends, Inc. * +                                           400       17
   CKE Restaurants, Inc. +                                       4,644       90
   Conn's, Inc. * +                                                600       15
   Cosi, Inc. * +                                                1,900       11
   Cost Plus, Inc. of California * +                             1,486       16
   CSK Auto Corp. * +                                            3,012       52
   DEB Shops, Inc. +                                               378       10
   dELiA*s, Inc. * +                                             1,703       17
   Denny's Corp. * +                                             6,400       30
   Domino's Pizza, Inc.                                          2,561       79
   Dress Barn, Inc. * +                                          3,112       65
   DSW, Inc., Class A * +                                        1,136       45
   Ezcorp, Inc., Class A *                                       2,500       37
   Finish Line (The), Inc., Class A +                            2,886       37
   First Cash Financial Services, Inc. *                         1,900       43
   Fred's, Inc. +                                                2,788       38
   Genesco, Inc. * +                                             1,588       64
   Group 1 Automotive, Inc. +                                    1,687       78
   Guitar Center, Inc. * +                                       1,978       87
   Haverty Furniture Cos., Inc. +                                1,540       22
   Hibbett Sports, Inc. * +                                      2,210       69
   HOT Topic, Inc. *                                             3,045       32
   IHOP Corp.                                                    1,267       71
   Insight Enterprises, Inc. *                                   3,332       64
   J Crew Group, Inc. * +                                        1,500       54
   Jack in the Box, Inc. *                                       2,389      163
   Jo-Ann Stores, Inc. * +                                       1,623       37
   Jos. A. Bank Clothiers, Inc. * +                              1,183       36
   Kenneth Cole Productions, Inc., Class A                         671       17
   Krispy Kreme Doughnuts, Inc. * +                              3,800       39
   Landry's Restaurants, Inc. +                                  1,120       33


             NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT 20 EQUITY PORTFOLIOS

EQUITY PORTFOLIOS

SCHEDULE OF INVESTMENTS

SMALL COMPANY INDEX PORTFOLIO (continued)

                                                                NUMBER   VALUE
                                                               OF SHARES (000S)
                                                               --------- ------
COMMON STOCKS - 98.8% - CONTINUED

Retail - 6.6% - (continued)
   Lithia Motors, Inc., Class A                                  1,109   $   33
   Longs Drug Stores Corp.                                       2,163      100
   Luby's, Inc. * +                                              1,500       15
   MarineMax, Inc. * +                                           1,119       25
   McCormick & Schmick's Seafood Restaurants, Inc. *               800       20
   Men's Wearhouse, Inc.                                         3,200      142
   Morton's Restaurant Group, Inc. * +                             700       13
   Movado Group, Inc.                                            1,196       35
   New York & Co., Inc. *                                        1,500       22
   Nu Skin Enterprises, Inc., Class A +                          3,964       67
   O'Charleys, Inc. *                                            1,536       32
   P.F. Chang's China Bistro, Inc. * +                           1,809       79
   Pacific Sunwear of California, Inc. *                         5,000       90
   Pantry (The), Inc. *                                          1,509       71
   Papa John's International, Inc. * +                           1,648       49
   Payless Shoesource, Inc. *                                    4,567      141
   Pep Boys - Manny, Moe & Jack +                                3,733       57
   Pier 1 Imports, Inc. +                                        6,000       41
   Pricesmart, Inc. * +                                            600        9
   Rare Hospitality International, Inc. *                        2,297       71
   Red Robin Gourmet Burgers, Inc. * +                           1,155       46
   Regis Corp.                                                   3,129      132
   Restoration Hardware, Inc. * +                                2,242       15
   Retail Ventures, Inc. * +                                     1,500       31
   Ruby Tuesday, Inc. +                                          4,004      117
   Rush Enterprises, Inc., Class A * +                           1,500       28
   Ruth's Chris Steak House * +                                  1,200       26
   School Specialty, Inc. * +                                    1,422       53
   Select Comfort Corp. * +                                      3,739       69
   Shoe Carnival, Inc. *                                           622       19
   Smart & Final, Inc. * +                                       1,046       22
   Sonic Automotive, Inc., Class A +                             2,066       61
   Sonic Corp. *                                                 4,710      102
   Stage Stores, Inc. +                                          2,977       65
   Steak n Shake (The) Co. * +                                   2,020       35
   Stein Mart, Inc.                                              1,745       25
   Susser Holdings Corp. * +                                       124        2
   Syms Corp. * +                                                  500       10
   Systemax, Inc. * +                                              700       19
   Talbots, Inc. +                                               1,600       40
   Texas Roadhouse, Inc., Class A * +                            3,600       53
   Triarc Cos., Inc., Class B                                    4,265       77
   Tuesday Morning Corp. * +                                     2,030       32
   Tween Brands, Inc. *                                          2,299       82
   Under Armour, Inc., Class A * +                               1,387       64
   West Marine, Inc. * +                                         1,071       18
   Wet Seal (The), Inc., Class A * +                             4,700       28
   World Fuel Services Corp. +                                   1,810       82
   Zale Corp. *                                                  3,270       84
   Zumiez, Inc. *                                                1,000       34
                                                                         ------
                                                                          6,118
                                                                         ------
Savings & Loans - 1.6%
   Abington Community Bancorp, Inc. +                              500       10
   Anchor BanCorp Wisconsin, Inc. +                              1,328       37
   BankAtlantic Bancorp, Inc., Class A +                         3,284       42
   BankFinancial Corp. +                                         1,600       28
   BankUnited Financial Corp., Class A +                         2,130       52
   Berkshire Hills Bancorp, Inc. +                                 634       22
   BFC Financial Corp., Class A * +                              1,300        8
   Brookline Bancorp, Inc.                                       4,287       55
   Charter Financial Corp. of Georgia +                             52        2
   Citizens First Bancorp, Inc. +                                  600       15
   Clifton Savings Bancorp, Inc. +                               1,000       12
   Dime Community Bancshares                                     1,844       23
   Downey Financial Corp. +                                      1,400       92
   First Financial Holdings, Inc.                                  857       30
   First Niagara Financial Group, Inc. +                         7,515      107
   First Place Financial Corp. of Ohio                           1,189       25
   FirstFed Financial Corp. * +                                  1,175       67
   Flagstar Bancorp, Inc. +                                      2,773       38
   Flushing Financial Corp.                                      1,390       23
   Franklin Bank Corp. of Houston *                              1,600       29
   Home Federal Bancorp, Inc. of Delaware +                        500        8
   Investors Bancorp, Inc. * +                                   3,700       56
   Kearny Financial Corp. +                                      1,579       23
   KNBT Bancorp, Inc.                                            2,000       30
   MAF Bancorp, Inc.                                             2,297      102
   NASB Financial, Inc. +                                          299       10
   NewAlliance Bancshares, Inc. +                                7,700      122
   Northwest Bancorp, Inc. +                                     1,294       34
   OceanFirst Financial Corp. +                                    634       13
   Partners Trust Financial Group, Inc. +                        3,123       35
   PennFed Financial Services, Inc.                                690       14
   PFF Bancorp, Inc. +                                           1,677       53


EQUITY PORTFOLIOS 21 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

                                                  FEBRUARY 28, 2007 (UNAUDITED)

                                                                NUMBER   VALUE
                                                               OF SHARES (000S)
                                                               --------- ------
COMMON STOCKS - 98.8% - CONTINUED

Savings & Loans - 1.6% - (continued)
   Provident Financial Services, Inc. +                          4,427   $   78
   Provident New York Bancorp +                                  2,953       40
   Rockville Financial, Inc. +                                     617        9
   Roma Financial Corp. * +                                        641        9
   TierOne Corp. +                                               1,246       35
   United Community Financial Corp. of Ohio +                    1,812       20
   ViewPoint Financial Group +                                     862       15
   Wauwatosa Holdings, Inc. * +                                    809       14
   Westfield Financial, Inc.                                       820        9
   Willow Grove Bancorp, Inc. +                                  1,050       13
   WSFS Financial Corp.                                            321       21
                                                                         ------
                                                                          1,480
                                                                         ------
Semiconductors - 3.2%
   Actel Corp. *                                                 1,909       32
   Advanced Analogic Technologies, Inc. * +                      2,800       18
   AMIS Holdings, Inc. * +                                       3,000       34
   Amkor Technology, Inc. * +                                    7,100       82
   Anadigics, Inc. * +                                           3,200       39
   Applied Micro Circuits Corp. *                               20,400       79
   Asyst Technologies, Inc. * +                                  3,391       24
   ATMI, Inc. *                                                  2,347       78
   Axcelis Technologies, Inc. * +                                6,953       51
   Bookham, Inc. * +                                             3,600        9
   Brooks Automation, Inc. *                                     5,102       79
   Cabot Microelectronics Corp. * +                              1,681       55
   Cirrus Logic, Inc. * +                                        6,008       52
   Cohu, Inc. +                                                  1,605       30
   Conexant Systems, Inc. * +                                   32,600       65
   Credence Systems Corp. * +                                    6,821       31
   Diodes, Inc. * +                                              1,393       52
   DSP Group, Inc. *                                             2,083       43
   EMCORE Corp. * +                                              3,000       13
   Emulex Corp. *                                                5,800      104
   Entegris, Inc. *                                              9,348      104
   Exar Corp. * +                                                2,220       30
   Formfactor, Inc. *                                            3,100      132
   Genesis Microchip, Inc. * +                                   2,500       20
   Hittite Microwave Corp. * +                                     900       38
   Ikanos Communications, Inc. * +                               1,500       14
   IXYS Corp. * +                                                2,027       21
   Kopin Corp. * +                                               4,589       17
   Kulicke & Soffa Industries, Inc. * +                          3,931       37
   Lattice Semiconductor Corp. *                                 7,867       48
   LTX Corp. * +                                                 4,182       26
   Mattson Technology, Inc. * +                                  3,621       32
   Micrel, Inc. * +                                              4,715       55
   Microsemi Corp. * +                                           4,836       98
   Microtune, Inc. * +                                           3,877       17
   Mindspeed Technologies, Inc. * +                              6,900       17
   MIPS Technologies, Inc. * +                                   3,000       28
   MKS Instruments, Inc. *                                       2,550       61
   Monolithic Power Systems, Inc. * +                            1,500       19
   MoSys, Inc. * +                                               1,700       13
   Netlogic Microsystems, Inc. * +                               1,081       27
   Nextest Systems Corp. * +                                       500        6
   Omnivision Technologies, Inc. * +                             3,686       48
   ON Semiconductor Corp. * +                                    9,332       92
   Pericom Semiconductor Corp. *                                 1,941       20
   Photronics, Inc. * +                                          2,779       43
   PLX Technology, Inc. * +                                      1,700       17
   Rudolph Technologies, Inc. * +                                1,652       27
   Semitool, Inc. * +                                            1,545       20
   Semtech Corp. *                                               5,000       72
   Silicon Image, Inc. *                                         5,600       49
   Sirf Technology Holdings, Inc. * +                            3,500      100
   Skyworks Solutions, Inc. *                                   11,065       73
   Staktek Holdings, Inc. * +                                      900        4
   Standard Microsystems Corp. *                                 1,555       44
   Supertex, Inc. * +                                              837       34
   Techwell, Inc. *                                                400        5
   Tessera Technologies, Inc. *                                  3,100      125
   Transmeta Corp. of Delaware * +                              12,400        9
   Transwitch Corp. * +                                          8,000       11
   Triquint Semiconductor, Inc. * +                              9,799       49
   Ultratech, Inc. * +                                           1,667       22
   Varian Semiconductor Equipment Associates, Inc. *             3,841      184
   Veeco Instruments, Inc. * +                                   2,090       41
   Virage Logic Corp. * +                                        1,100        9
   Volterra Semiconductor Corp. * +                              1,400       20
   Zoran Corp. * +                                               3,357       55
                                                                         ------
                                                                          3,003
                                                                         ------
Software - 3.7%
   Actuate Corp. * +                                             3,800       20

             NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT 22 EQUITY PORTFOLIOS

EQUITY PORTFOLIOS

SCHEDULE OF INVESTMENTS

SMALL COMPANY INDEX PORTFOLIO (continued)

                                                                NUMBER   VALUE
                                                               OF SHARES (000S)
                                                               --------- ------
COMMON STOCKS - 98.8% - CONTINUED
   Software - 3.7% - (continued)
   Advent Software, Inc. * +                                     1,401   $   51
   Allscripts Healthcare Solutions, Inc. * +                     3,154       85
   Altiris, Inc. *                                               1,602       52
   American Reprographics Co. *                                  1,740       58
   Ansys, Inc. *                                                 2,255      115
   Aspen Technology, Inc. * +                                    3,660       44
   Avid Technology, Inc. * +                                     2,900       97
   Blackbaud, Inc.                                               2,995       69
   Blackboard, Inc. * +                                          1,900       63
   Borland Software Corp. * +                                    5,322       28
   Bottomline Technologies, Inc. * +                             1,500       18
   Commvault Systems, Inc. * +                                     950       16
   Computer Programs & Systems, Inc. +                             598       17
   Concur Technologies, Inc. * +                                 2,230       36
   Convera Corp., Class A * +                                    1,700        5
   CSG Systems International, Inc. *                             3,280       81
   Dendrite International, Inc. *                                2,562       33
   Digi International, Inc. * +                                  1,700       23
   DivX, Inc. * +                                                  677       14
   Eclipsys Corp. * +                                            3,073       64
   eFunds Corp. * +                                              3,159       79
   Emageon, Inc. * +                                             1,500       18
   Epicor Software Corp. *                                       3,905       53
   EPIQ Systems, Inc. * +                                        1,110       20
   FalconStor Software, Inc. * +                                 2,515       25
   Hyperion Solutions Corp. *                                    4,000      171
   Infocrossing, Inc. * +                                        1,300       20
   Informatica Corp. *                                           5,982       78
   infoUSA, Inc.                                                 2,278       23
   Innerworkings, Inc. * +                                         800       11
   InPhonic, Inc. * +                                            1,614       20
   Inter-Tel, Inc.                                               1,474       34
   INVESTools, Inc. * +                                          3,100       50
   JDA Software Group, Inc. * +                                  2,019       30
   Keane, Inc. *                                                 2,949       41
   Lawson Software, Inc. * +                                     8,595       68
   Mantech International Corp., Class A *                        1,257       43
   MapInfo Corp. *                                               1,500       21
   MicroStrategy, Inc., Class A *                                  657       83
   Midway Games, Inc. * +                                        2,421       16
   Neoware, Inc. * +                                             1,500       18
   Nuance Communications, Inc. * +                               8,494      120
   Omnicell, Inc. * +                                            1,900       37
   Omniture, Inc. * +                                            1,000       16
   OPNET Technologies, Inc. *                                    1,000       14
   Packeteer, Inc. * +                                           2,522       30
   Parametric Technology Corp. * +                               7,666      146
   PDF Solutions, Inc. * +                                       1,529       17
   Pegasystems, Inc. +                                           1,055        9
   Phase Forward, Inc. *                                         2,300       30
   Progress Software Corp. * +                                   2,850       80
   QAD, Inc. +                                                   1,075        9
   Quality Systems, Inc. +                                       1,080       44
   Quest Software, Inc. * +                                      4,638       76
   Renaissance Learning, Inc. +                                    518        7
   Schawk, Inc. +                                                1,096       19
   Smith Micro Software, Inc. * +                                1,500       20
   SPSS, Inc. *                                                  1,293       45
   Sybase, Inc. * +                                              6,100      152
   Synchronoss Technologies, Inc. *                                600       11
   SYNNEX Corp. *                                                  900       17
   Take-Two Interactive Software, Inc. * +                       4,800       86
   Taleo Corp., Class A * +                                      1,000       16
   THQ, Inc. *                                                   4,355      140
   Transaction Systems Architects, Inc. * +                      2,554       90
   Trident Microsystems, Inc. * +                                3,900       86
   Ultimate Software Group, Inc. * +                             1,600       43
   VA Software Corp. * +                                         3,800       16
   Wind River Systems, Inc. *                                    5,248       55
   Witness Systems, Inc. *                                       2,269       60
                                                                         ------
                                                                          3,402
                                                                         ------
Storage/Warehousing - 0.1%
   Mobile Mini, Inc. * +                                         2,454       66

Telecommunications - 4.5%
   3Com Corp. * +                                               26,823      104
   Acme Packet, Inc. * +                                           990       16
   Adaptec, Inc. *                                               7,191       26
   Adtran, Inc. +                                                4,394      101
   Aeroflex, Inc. *                                              5,228       60
   Alaska Communications Systems Group, Inc. +                   2,900       42
   Anaren, Inc. *                                                1,297       22
   Andrew Corp. *                                               11,000      117
   Anixter International, Inc. *                                 2,291      142
   Arris Group, Inc. *                                           7,199       95


EQUITY PORTFOLIOS 23 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

                                                  FEBRUARY 28, 2007 (UNAUDITED)

                                                                NUMBER   VALUE
                                                               OF SHARES (000S)
                                                               --------- ------
COMMON STOCKS - 98.8% - CONTINUED

Telecommunications - 4.5% - (continued)
   Atheros Communications, Inc. * +                              3,500   $   88
   Atlantic Tele-Network, Inc.                                     500       14
   Avanex Corp. * +                                             11,300       21
   Black Box Corp.                                               1,203       46
   C-COR, Inc. * +                                               3,373       46
   CalAmp Corp. *                                                1,800       16
   Carrier Access Corp. *                                        1,500        7
   Cbeyond Communications, Inc. * +                              1,100       34
   Centennial Communications Corp. * +                           1,700       13
   Cincinnati Bell, Inc. * +                                    16,759       77
   Commonwealth Telephone Enterprises, Inc. +                    1,400       60
   CommScope, Inc. * +                                           3,940      152
   Comtech Telecommunications Corp. * +                          1,547       53
   Consolidated Communications Holdings, Inc. +                  1,400       29
   CPI International, Inc. * +                                     500        9
   CT Communications, Inc. +                                     1,327       31
   Ditech Networks, Inc. * +                                     2,401       19
   Dobson Communications Corp., Class A * +                     10,094       90
   EMS Technologies, Inc. *                                      1,100       22
   Eschelon Telecom, Inc. * +                                      600       14
   Extreme Networks *                                            8,055       35
   Fairpoint Communications, Inc. +                              1,890       36
   FiberTower Corp. * +                                          8,200       44
   Finisar Corp. * +                                            15,543       50
   Foundry Networks, Inc. *                                      9,900      145
   General Communication, Inc., Class A *                        3,719       55
   Globalstar, Inc. * +                                          1,420       17
   Golden Telecom, Inc. +                                        1,509       82
   Harmonic, Inc. *                                              5,105       45
   Harris Stratex Networks, Inc. * +                             1,550       32
   Hypercom Corp. * +                                            3,917       22
   ID Systems, Inc. * +                                            800       12
   IDT Corp., Class B *                                          3,100       40
   Interdigital Communications Corp. * +                         3,500      121
   Iowa Telecommunications Services, Inc. +                      2,200       44
   iPCS, Inc. * +                                                1,100       56
   Ixia * +                                                      2,959       33
   Lightbridge, Inc. * +                                         1,827       29
   Loral Space & Communications, Inc. *                            800       37
   Mastec, Inc. *                                                2,719       31
   MRV Communications, Inc. * +                                  8,171       31
   Netgear, Inc. *                                               2,300       62
   North Pittsburgh Systems, Inc. +                              1,029       22
   Novatel Wireless, Inc. *                                      2,000       26
   NTELOS Holdings Corp. *                                       1,100       21
   Oplink Communications, Inc. *                                 1,142       19
   OpNext, Inc. * +                                                519        9
   Parkervision, Inc. * +                                        1,400       15
   Plantronics, Inc. +                                           3,200       65
   Polycom, Inc. *                                               5,900      188
   Powerwave Technologies, Inc. * +                              8,406       45
   Premiere Global Services, Inc. * +                            4,979       52
   Radyne Corp. * +                                              1,200       12
   RCN Corp. *                                                   2,000       55
   RF Micro Devices, Inc. * +                                   13,182      105
   SafeNet, Inc. * +                                             1,760       48
   SAVVIS, Inc. *                                                2,200       94
   Shenandoah Telecom Co. +                                        543       24
   Sirenza Microdevices, Inc. * +                                1,900       15
   Sonus Networks, Inc. * +                                     17,400      134
   SureWest Communications +                                     1,008       24
   Switch & Data Facilities Co., Inc. *                            261        5
   Sycamore Networks, Inc. * +                                  12,272       47
   Symmetricom, Inc. * +                                         3,129       26
   Syniverse Holdings, Inc. * +                                  1,570       18
   Tekelec * +                                                   3,977       50
   Time Warner Telecom, Inc., Class A *                          9,593      211
   USA Mobility, Inc.                                            1,862       36
   UTStarcom, Inc. * +                                           8,300       77
   Viasat, Inc. * +                                              1,491       51
   Vonage Holdings Corp. * +                                     2,300       12
   Wireless Facilities, Inc. * +                                 4,210        9
   Zhone Technologies, Inc. * +                                  7,605        9
                                                                         ------
                                                                          4,149
                                                                         ------
Textiles - 0.1%
   G&K Services, Inc., Class A                                   1,488       56
   Unifirst Corp. of Massachusetts +                               674       28
                                                                         ------
                                                                             84
                                                                         ------
Toys, Games & Hobbies - 0.3%
   Jakks Pacific, Inc. * +                                       1,878       46
   Leapfrog Enterprises, Inc. * +                                2,300       24
   Marvel Entertainment, Inc. * +                                3,200       89
   RC2 Corp. *                                                   1,406       55


             NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT 24 EQUITY PORTFOLIOS

EQUITY PORTFOLIOS

SCHEDULE OF INVESTMENTS

SMALL COMPANY INDEX PORTFOLIO (continued)

                                                              NUMBER    VALUE
                                                             OF SHARES  (000S)
                                                             ---------- -------
COMMON STOCKS - 98.8% - CONTINUED

Toys, Games & Hobbies - 0.3% - (continued)
   Topps (The) Co.                                                2,365 $    22
                                                                        -------
                                                                            236
                                                                        -------
Transportation - 1.5%
   ABX Air, Inc. * +                                              4,000      30
   American Commercial Lines, Inc. * +                            4,200     152
   Arkansas Best Corp. +                                          1,722      68
   Atlas Air Worldwide Holdings, Inc. * +                         1,315      64
   Bristow Group, Inc. * +                                        1,542      56
   Celadon Group, Inc. *                                          1,600      29
   Dynamex, Inc. * +                                                739      18
   EGL, Inc. * +                                                  2,191      77
   Florida East Coast Industries, Inc. +                          2,342     142
   Forward Air Corp.                                              2,186      71
   Genesee & Wyoming, Inc., Class A * +                           2,454      64
   Gulfmark Offshore, Inc. * +                                    1,240      49
   Heartland Express, Inc. +                                      4,245      70
   Horizon Lines, Inc., Class A                                     954      28
   HUB Group, Inc., Class A *                                     2,700      85
   Knight Transportation, Inc. +                                  3,966      74
   Marten Transport Ltd. * +                                      1,050      18
   Old Dominion Freight Line, Inc. *                              1,958      61
   P.A.M. Transportation Services, Inc. * +                         396       9
   Pacer International, Inc.                                      2,546      69
   Patriot Transportation Holding, Inc. * +                         100       9
   PHI, Inc. * +                                                    900      25
   Quality Distribution, Inc. * +                                   600       5
   Saia, Inc. * +                                                   973      26
   Sirva, Inc. * +                                                3,000      11
   U.S. Xpress Enterprises, Inc., Class A * +                       644      12
   Universal Truckload Services, Inc. * +                           400      10
   USA Truck, Inc. *                                                600      10
   Werner Enterprises, Inc. +                                     3,458      67
                                                                        -------
                                                                          1,409
                                                                        -------
Trucking & Leasing - 0.1%
   AMERCO, Inc. * +                                                 700      45
   Greenbrier Cos., Inc. +                                          924      26
   Interpool, Inc.                                                  800      20
   TAL International Group, Inc. +                                1,087      26
                                                                        -------
                                                                            117
                                                                        -------
Water - 0.2%
American States Water Co. +                                       1,143      43
   California Water Service Group +                               1,295      50
   Pico Holdings, Inc. * +                                          766      32
   SJW Corp. +                                                    1,058      37
   Southwest Water Co. +                                          1,518      19
                                                                        -------
                                                                            181
                                                                        -------
Total Common Stocks
(Cost $75,638)                                                           91,511

INVESTMENT COMPANY - 50.3%

   Northern Institutional Funds - Liquid Assets Portfolio
     /(1)/                                                   46,630,144  46,630
                                                                        -------
Total Investment Company
(Cost $46,630)                                                           46,630

OTHER - 0.0%
   Escrow DLB Oil & Gas *                                           400      --
   Escrow Position PetroCorp. *                                     420      --
                                                                        -------
Total Other                                                                  --
(Cost $ -)
                                                                        -------

RIGHTS - 0.0%
   CSF Holdings, Inc. *                                           2,000      --
                                                                        -------
Total Rights                                                                 --
(Cost $ -)
                                                                        -------

WARRANTS - 0.0%
   Optical Cable Corp., Exp. 10/24/07, Strike $4.88 *               232      --
   Optical Cable Corp., Exp. 10/24/07, Strike $4.88 *            79,600      --
   Optical Cable Corp., Exp. 10/24/07, Strike $4.88 *               280      --
                                                                        -------
Total Warrants                                                               --
(Cost $ -)
                                                                        -------


EQUITY PORTFOLIOS 25 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

                                                  FEBRUARY 28, 2007 (UNAUDITED)

                                                            PRINCIPAL
                                                             AMOUNT    VALUE
                                                             (000S)    (000S)
                                                            --------- --------
SHORT-TERM INVESTMENTS - 0.9%
   ING Bank, Amsterdam, Eurodollar Time Deposit, 5.36%,
     3/1/07                                                   $747    $    747
   U.S Treasury Bill, /(2)/ 5.01%, 8/9/07                      110         108
                                                                      --------
Total Short-Term Investments
(Cost $855)                                                                855

Total Investments - 150.0%
                                                                      --------
(Cost $123,123)                                                        138,996
   Liabilities less Other Assets - (50.0)%                             (46,329)
                                                                      --------
NET ASSETS - 100.0%                                                   $ 92,667
--------
(1) Investment relates to cash collateral received from portfolio securities loaned.
(2) Security pledged as collateral to cover margin requirements for open futures contracts.
 *  Non-Income Producing Security
 +  Security is either wholly or partially on loan.

At February 28, 2007, the Small Company Index Portfolio had open futures contracts as follows:

                                          NOTIONAL                   UNREALIZED
                                NUMBER OF  AMOUNT  CONTRACT CONTRACT    GAIN
 TYPE                           CONTRACTS  (000S)  POSITION   EXP.     (000S)
 ----                           --------- -------- -------- -------- ----------
 Russell 2000
 Mini                              14      $1,113    Long     3/07       $6

Federal Tax Information:

At February 28, 2007, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments                                      $123,123
Gross tax appreciation of investments                                $ 19,300
Gross tax depreciation of investments                                  (3,427)
Net tax appreciation of investments                                  $ 15,873

             NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT 26 EQUITY PORTFOLIOS

EQUITY PORTFOLIOS

SCHEDULE OF INVESTMENTS

MID CAP GROWTH PORTFOLIO

                                                                NUMBER   VALUE
                                                               OF SHARES (000S)
                                                               --------- ------
COMMON STOCKS - 92.9%

Aerospace/Defense - 0.9%
   Rockwell Collins, Inc.                                          850    $ 56

Apparel - 3.6%
   Coach, Inc. *                                                 1,550      73
   Guess?, Inc. +                                                  550      45
   Phillips-Van Heusen Corp.                                     1,950     107
                                                                          ----
                                                                           225
                                                                          ----
Banks - 1.4%
   TCF Financial Corp.                                           3,200      85

Chemicals - 1.1%
   Albemarle Corp.                                                 850      70

Commercial Services - 6.7%
   Alliance Data Systems Corp. *                                   950      57
   Dun & Bradstreet Corp. *                                        750      66
   ITT Educational Services, Inc. * +                              750      60
   Moody's Corp.                                                 1,150      74
   Quanta Services, Inc. * +                                     4,300     100
   Robert Half International, Inc.                               1,600      63
                                                                          ----
                                                                           420
                                                                          ----
Computers - 4.1%
   Cadence Design Systems, Inc. *                                3,750      75
   Logitech International S.A. * +                               3,150      82
   Micros Systems, Inc. * +                                      1,800     100
                                                                          ----
                                                                           257
                                                                          ----
Cosmetics/Personal Care - 1.0%
   Avon Products, Inc.                                           1,650      60

Diversified Financial Services - 4.3%
   Ameriprise Financial, Inc.                                    1,500      88
   CIT Group, Inc.                                               2,150     121
   Edwards (A.G.), Inc.                                            900      58
                                                                          ----
                                                                           267
                                                                          ----
Electronics - 5.6%
   Amphenol Corp., Class A                                         950      61
   Mettler-Toledo International, Inc. *                            750      65
   Thermo Electron Corp. *                                       1,400      63
   Trimble Navigation Ltd. *                                     3,000      79
   Waters Corp. *                                                1,500      82
                                                                          ----
                                                                           350
                                                                          ----
Engineering & Construction - 2.0%
   Jacobs Engineering Group, Inc. *                              1,400     126

Entertainment - 1.7%
   International Game Technology                                 2,600     107

Environmental Control - 1.9%
   Republic Services, Inc.                                       2,900     122

Food - 1.3%
   Hain Celestial Group, Inc. * +                                2,900      84

Healthcare - Products - 2.6%
   Dentsply International, Inc.                                  3,300     104
   Immucor, Inc. *                                               2,000      60
                                                                          ----
                                                                           164
                                                                          ----
Healthcare - Services - 7.2%
   Coventry Health Care, Inc. *                                  1,500      82
   Laboratory Corp. of America Holdings *                        1,450     115
   Manor Care, Inc. +                                            1,300      70
   Pediatrix Medical Group, Inc. *                               1,950     105
   Psychiatric Solutions, Inc. * +                               1,900      76
                                                                          ----
                                                                           448
                                                                          ----
Household Products/Wares - 1.9%
   Church & Dwight, Inc.                                         2,450     117

Housewares - 1.7%
   Newell Rubbermaid, Inc. +                                     3,450     106

Insurance - 1.1%
   AMBAC Financial Group, Inc.                                     750      66

Iron/Steel - 1.2%
   Allegheny Technologies, Inc. +                                  750      77

Leisure Time - 1.3%
   Royal Caribbean Cruises Ltd.                                  1,950      79

Lodging - 1.2%
   Marriott International, Inc.,
     Class A                                                     1,600      77

Machinery - Construction & Mining - 1.1%
   Joy Global, Inc.                                              1,600      71

Media - 3.6%
   Grupo Televisa S.A.                                           3,650      99
   Liberty Global, Inc., Class A *                               4,300     124
                                                                          ----
                                                                           223
                                                                          ----
Miscellaneous Manufacturing - 6.2%
   Aptargroup, Inc.                                              1,000      66
   ITT Corp.                                                     2,350     139
   SPX Corp.                                                     1,200      84
   Textron, Inc.                                                 1,100     101
                                                                          ----
                                                                           390
                                                                          ----

EQUITY PORTFOLIOS 1 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

                                                  FEBRUARY 28, 2007 (UNAUDITED)

                                                               NUMBER   VALUE
                                                              OF SHARES (000S)
                                                              --------- ------
 COMMON STOCKS - 92.9% - CONTINUED

 Oil & Gas - 4.1%
    Cabot Oil & Gas Corp. +                                      1,500  $  101
    Noble Energy, Inc.                                           1,223      70
    Tesoro Corp.                                                   950      87
                                                                        ------
                                                                           258
                                                                        ------
 Oil & Gas Services - 1.9%
    Cameron International Corp. *                                2,050     116

 Pharmaceuticals - 3.5%
    Express Scripts, Inc. *                                      1,050      79
    Shire PLC +                                                  1,100      71
    VCA Antech, Inc. *                                           1,850      68
                                                                        ------
                                                                           218
                                                                        ------
 Retail - 6.9%
    Autozone, Inc. *                                               500      63
    Family Dollar Stores, Inc.                                   4,000     116
    Nordstrom, Inc. +                                            1,300      69
    Petsmart, Inc.                                               3,850     118
    TJX Cos., Inc.                                               2,450      67
                                                                        ------
                                                                           433
                                                                        ------
 Semiconductors - 5.8%
    Intersil Corp., Class A                                      4,050     107
    MEMC Electronic Materials, Inc. *                            1,500      78
    National Semiconductor Corp.                                 4,750     122
    NVIDIA Corp. *                                               1,850      57
                                                                        ------
                                                                           364
                                                                        ------
 Software - 3.8%
    Activision, Inc. *                                           3,850      65
    Amdocs Ltd. *                                                2,900     100
    Cognos, Inc. *                                               1,950      74
                                                                        ------
                                                                           239
                                                                        ------
 Telecommunications - 2.2%
    Harris Corp.                                                 1,250      61
    Polycom, Inc. *                                              2,350      75
                                                                           136
 Total Common Stocks
 (Cost $5,423)                                                           5,811

 INVESTMENT COMPANY - 11.5%
    Northern Institutional Funds - Liquid Assets Portfolio
      /(1)/                                                    718,053     718
                                                                        ------
 Total Investment Company
 (Cost $718)                                                               718
                                                              PRINCIPAL
                                                               AMOUNT   VALUE
                                                               (000S)   (000S)
                                                              --------- ------
 SHORT-TERM INVESTMENT - 3.1%
    ING Bank, Amsterdam, Eurodollar Time Deposit 5.36%,
      3/1/07                                                  $    192     192
                                                                        ------
 Total Short-Term Investment
 (Cost $192)                                                               192
 Total Investments - 107.5%
 (Cost $6,333)                                                           6,721
    Liabilities less Other Assets - (7.5)%                                (467)
                                                                        ------
 NET ASSETS - 100.0%                                                    $6,254
--------
(1) Investment relates to cash collateral received from portfolio securities loaned.

*  Non-Income Producing Security
+    Security is either wholly or partially on loan.

Federal Tax Information:

At February 28, 2007, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

 Federal tax cost of investments                                        $6,333
 Gross tax appreciation of investments                                  $  472
 Gross tax depreciation of investments                                     (84)
                                                                        ------
 Net tax appreciation of investments                                    $  388
                                                                        ------


              NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT 2 EQUITY PORTFOLIOS

EQUITY PORTFOLIOS

SCHEDULE OF INVESTMENTS

FOCUSED GROWTH PORTFOLIO

                                                                NUMBER   VALUE
                                                               OF SHARES (000S)
                                                               --------- ------
COMMON STOCKS - 97.7%

Advertising - 1.5%
   Omnicom Group, Inc.                                           13,100  $1,357

Aerospace/Defense - 9.0%
   Boeing (The) Co.                                              28,500   2,487
   Lockheed Martin Corp.                                         22,900   2,228
   Raytheon Co.                                                  35,100   1,880
   Rockwell Collins, Inc.                                        14,100     923
   United Technologies Corp.                                     12,300     807
                                                                         ------
                                                                          8,325
                                                                         ------
Auto & Truck Manufacturers - 1.7%
   PACCAR, Inc.                                                  22,800   1,584

Beverages - 3.7%
   Anheuser-Busch Cos., Inc.                                     31,400   1,541
   Diageo PLC ADR +                                              23,100   1,834
                                                                         ------
                                                                          3,375
                                                                         ------
Chemicals - 1.3%
   Syngenta A.G. ADR +                                           35,500   1,250

Commercial Services - 3.2%
   Accenture Ltd., Class A                                       37,900   1,353
   McKesson Corp.                                                28,000   1,561
                                                                         ------
                                                                          2,914
                                                                         ------
Computers - 7.9%
   Dell, Inc. *                                                  40,600     928
   Hewlett-Packard Co.                                           50,200   1,977
   IBM Corp.                                                     27,100   2,520
   Lexmark International, Inc., Class A *                        10,100     612
   Sun Microsystems, Inc. *                                     211,300   1,295
                                                                         ------
                                                                          7,332
                                                                         ------
Cosmetics/Personal Care - 2.3%
   Colgate-Palmolive Co.                                         31,000   2,088

Diversified Financial Services - 2.4%
   Bear Stearns Cos. (The), Inc.                                  4,500     685
   Lehman Brothers Holdings, Inc.                                11,400     836
   Morgan Stanley                                                 9,500     712
                                                                         ------
                                                                          2,233
                                                                         ------
Electrical Components & Equipment - 1.2%
   Energizer Holdings, Inc. *                                    13,300   1,143

Engineering & Construction - 2.9%
   ABB Ltd. ADR                                                  99,700   1,669
   McDermott International, Inc. *                               21,000   1,012
                                                                         ------
                                                                          2,681
                                                                         ------
Food - 4.6%
   Campbell Soup Co.                                             35,500  $1,449
   General Mills, Inc.                                           31,700   1,787
   Groupe Danone +                                               28,600     973
                                                                         ------
                                                                          4,209
                                                                         ------

Healthcare - Products - 5.0%
   Baxter International, Inc.                                    39,100   1,955
   Becton, Dickinson & Co.                                       12,700     965
   Johnson & Johnson                                             27,200   1,715
                                                                         ------
                                                                          4,635
                                                                         ------
Healthcare - Services - 1.6%
   Laboratory Corp. of America Holdings *                        18,000   1,436

Insurance - 4.3%
   AMBAC Financial Group, Inc.                                   15,700   1,376
   Prudential Financial, Inc.                                    13,000   1,182
   Travelers Cos., Inc.                                          28,000   1,421
                                                                         ------
                                                                          3,979
                                                                         ------
Iron/Steel - 0.9%
   Nucor Corp.                                                   13,000     791

Machinery - Diversified - 1.6%
   Deere & Co.                                                   13,600   1,475

Media - 3.4%
   Comcast Corp., Class A *                                      53,850   1,385
   McGraw-Hill Cos. (The), Inc.                                  26,800   1,732
                                                                         ------
                                                                          3,117
                                                                         ------
Mining - 1.0%
   Southern Copper Corp. +                                       13,700     965

Office/Business Equipment - 1.5%
   Xerox Corp. *                                                 82,400   1,423

Oil & Gas - 5.0%
   Exxon Mobil Corp.                                             21,500   1,541
   Marathon Oil Corp.                                            17,300   1,570
   Noble Energy, Inc.                                            25,400   1,462
                                                                         ------
                                                                          4,573
                                                                         ------
Pharmaceuticals - 7.1%
   AstraZeneca PLC ADR                                           27,400   1,538
   Bristol-Myers Squibb Co.                                      51,800   1,367
   Forest Laboratories, Inc. *                                   27,800   1,439
   Merck & Co., Inc.                                             30,400   1,342
   Wyeth                                                         18,500     905
                                                                         ------
                                                                          6,591
                                                                         ------

EQUITY PORTFOLIOS 1 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

                                                  FEBRUARY 28, 2007 (UNAUDITED)

                                                            NUMBER OF   VALUE
                                                             SHARES     (000S)
                                                            ---------- -------
COMMON STOCKS - 97.7% - CONTINUED

Retail - 7.6%
   American Eagle Outfitters, Inc. +                            44,550 $ 1,383
   Kohl's Corp. *                                               24,000   1,656
   Tim Hortons, Inc.                                            42,800   1,287
   TJX Cos., Inc.                                               40,500   1,114
   Yum! Brands, Inc.                                            26,600   1,541
                                                                       -------
                                                                         6,981
                                                                       -------
Semiconductors - 2.5%
   NVIDIA Corp. *                                               43,600   1,351
   Taiwan Semiconductor Manufacturing Co. Ltd. ADR +            85,300     947
                                                                       -------
                                                                         2,298
                                                                       -------
Software & Services - 7.6%
   Dun & Bradstreet Corp.                                       13,700   1,209
   Microsoft Corp.                                             152,900   4,307
   Oracle Corp. *                                               92,800   1,525
                                                                       -------
                                                                         7,041
                                                                       -------
Telecommunications - 6.9%
   America Movil S.A. de C.V. ADR, Series L                     27,100   1,187
   Cisco Systems, Inc. *                                       133,700   3,468
   Motorola, Inc.                                               28,200     523
   Nokia OYJ ADR                                                53,100   1,159
                                                                       -------
                                                                         6,337
                                                                       -------
Total Common Stocks
(Cost $83,004)                                                          90,133
INVESTMENT COMPANY - 7.3%
   Northern Institutional Funds - Liquid Assets Portfolio
     /(1)/                                                   6,731,605   6,732
                                                                       -------
Total Investment Company
(Cost $6,732)                                                            6,732
                                                            PRINCIPAL
                                                             AMOUNT     VALUE
                                                             (000S)     (000S)
                                                            ---------- -------
SHORT-TERM INVESTMENT - 3.2%

   ING Bank, Amsterdam, Eurodollar Time Deposit 5.36%,
     3/1/07                                                 $    2,912 $ 2,912
                                                                       -------
Total Short-Term Investment
(Cost $2,912)                                                            2,912
                                                                       -------
Total Investments - 108.2%
(Cost $92,648)                                                          99,777
   Liabilities less Other Assets - (8.2)%                               (7,537)
                                                                       -------
NET ASSETS - 100.0%                                                    $92,240
--------
(1) Investment relates to cash collateral received from portfolio securities loaned.

*    Non-Income Producing Security
+    Security is either wholly or partially on loan.

Federal Tax Information:

At February 28, 2007, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments                                        $92,648
                                                                       -------
Gross tax appreciation of investments                                  $ 8,093
Gross tax depreciation of investments                                     (964)
                                                                       -------
Net tax appreciation of investments                                    $ 7,129
                                                                       -------

              NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT 2 EQUITY PORTFOLIOS

EQUITY PORTFOLIOS

SCHEDULE OF INVESTMENTS

DIVERSIFIED GROWTH PORTFOLIO

                                                                NUMBER   VALUE
                                                               OF SHARES (000S)
                                                               --------- ------
COMMON STOCKS - 100.1%

Aerospace/Defense - 6.3%
   Boeing (The) Co.                                              5,575   $  486
   Lockheed Martin Corp.                                         8,125      790
   Northrop Grumman Corp.                                       10,850      780
   Raytheon Co.                                                 14,675      786
                                                                         ------
                                                                          2,842
                                                                         ------
Banks - 3.2%
   Bank of America Corp.                                        21,775    1,108
   Wachovia Corp. +                                              6,025      333
                                                                         ------
                                                                          1,441
                                                                         ------
Beverages - 1.1%
   Diageo PLC ADR +                                              6,450      512

Biotechnology - 1.3%
   Biogen Idec, Inc. *                                          12,650      572

Commercial Services - 2.8%
   Accenture Ltd., Class A                                      20,950      748
   McKesson Corp.                                                9,175      512
                                                                         ------
                                                                          1,260
                                                                         ------
Computers - 4.5%
   Cadence Design Systems, Inc. *                               17,800      355
   Hewlett-Packard Co.                                          13,725      540
   IBM Corp.                                                     9,825      914
   Sun Microsystems, Inc. *                                     39,650      243
                                                                         ------
                                                                          2,052
                                                                         ------
Cosmetics/Personal Care - 2.2%
   Colgate-Palmolive Co.                                         7,750      522
   Procter & Gamble Co.                                          7,675      487
                                                                         ------
                                                                          1,009
                                                                         ------
Diversified Financial Services - 10.5%
   Citigroup, Inc.                                              25,050    1,263
   Countrywide Financial Corp.                                  11,675      447
   Goldman Sachs Group, Inc.                                     5,150    1,038
   JPMorgan Chase & Co.                                          9,375      463
   Lehman Brothers Holdings, Inc.                               14,725    1,079
   Morgan Stanley                                                6,050      453
                                                                         ------
                                                                          4,743
                                                                         ------
Electric - 1.1%
   Alliant Energy Corp.                                          5,875      246
   Reliant Energy, Inc. * +                                     16,125      272
                                                                         ------
                                                                            518
                                                                         ------
Food - 7.9%
   Campbell Soup Co.                                            17,025      695
   ConAgra Foods, Inc.                                          18,775      474
   General Mills, Inc.                                          16,175      912
   Heinz (H.J.) Co.                                             11,025      506
   Kraft Foods, Inc., Class A +                                 16,525      527
   Kroger Co.                                                   17,825      457
                                                                         ------
                                                                          3,571
                                                                         ------
Gas - 0.5%
   NiSource, Inc.                                               10,200      243

Healthcare - Services - 0.9%
   Humana, Inc. *                                                6,700      401

Household Products/Wares - 1.1%
   Clorox Co.                                                    7,900      501

Insurance - 8.1%
   Allstate (The) Corp.                                          7,050      423
   AMBAC Financial Group, Inc.                                   8,975      787
   Genworth Financial, Inc., Class A                            21,700      767
   Hartford Financial Services
   Group, Inc.                                                   7,425      702
   Prudential Financial, Inc.                                    5,475      498
   Travelers Cos., Inc.                                          9,550      485
                                                                         ------
                                                                          3,662
                                                                         ------
Iron/Steel - 1.8%
   United States Steel Corp.                                     9,075      804

Machinery - Diversified - 0.9%
   Deere & Co.                                                   3,950      428

Media - 3.3%
   Comcast Corp., Class A *                                     18,300      471
   Disney (Walt) Co.                                            29,950    1,026
                                                                         ------
                                                                          1,497
                                                                         ------
Mining - 1.2%
   Freeport-McMoRan Copper & Gold, Inc., Class B +               9,500      545

Miscellaneous Manufacturing - 6.0%
   Eaton Corp.                                                  12,750    1,033
   General Electric Co.                                         14,925      521
   ITT Corp.                                                     7,325      434
   Tyco International Ltd.                                      23,375      721
                                                                         ------
                                                                          2,709
                                                                         ------
Oil & Gas - 9.1%
   Chevron Corp.                                                 8,450      580
   Exxon Mobil Corp.                                            29,750    2,132

EQUITY PORTFOLIOS 1 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

                                                  FEBRUARY 28, 2007 (UNAUDITED)

                                                              NUMBER
                                                                OF      VALUE
                                                              SHARES    (000S)
                                                             --------- -------
COMMON STOCKS - 100.1% - CONTINUED

Oil & Gas - 9.1% - (continued)
   Marathon Oil Corp.                                           11,225 $ 1,019
   Occidental Petroleum Corp.                                    7,950     367
                                                                       -------
                                                                         4,098
                                                                       -------
Oil & Gas Services - 0.8%
   Tidewater, Inc. +                                             6,725     350

Pharmaceuticals - 7.9%
   AstraZeneca PLC ADR                                           5,300     298
   Cardinal Health, Inc.                                         6,775     475
   Forest Laboratories, Inc. *                                   4,525     234
   Merck & Co., Inc.                                            21,100     932
   Pfizer, Inc.                                                 27,600     689
   Sanofi-Aventis ADR                                           10,325     438
   Schering-Plough Corp.                                        20,925     491
                                                                       -------
                                                                         3,557
                                                                       -------
Retail - 6.4%
   Kohl's Corp. *                                                8,425     581
   McDonald's Corp.                                             17,825     779
   Nordstrom, Inc. +                                            13,475     716
   Office Depot, Inc. *                                         11,075     370
   TJX Cos., Inc.                                               15,650     430
                                                                       -------
                                                                         2,876
                                                                       -------
Software - 4.2%
   BMC Software, Inc. *                                         11,575     357
   Microsoft Corp.                                              32,425     913
   Oracle Corp. *                                               39,600     651
                                                                       -------
                                                                         1,921
                                                                       -------
Telecommunications - 7.0%
   Avaya, Inc. *                                                36,125     443
   Cisco Systems, Inc. *                                        45,800   1,188
   Embarq Corp.                                                  6,750     374
   Nokia OYJ ADR                                                38,675     844
   Verizon Communications, Inc.                                  9,100     341
                                                                       -------
                                                                         3,190
                                                                       -------
Total Common Stocks
(Cost $41,211)                                                          45,302

INVESTMENT COMPANIES - 11.4%
   Northern Institutional Funds - Liquid Assets Portfolio
     /(1)/                                                   4,063,585   4,064
   Standard & Poor's Depository
   Receipts Trust, Series 1 +                                    7,850   1,106
Total Investment Companies
                                                                       -------
(Cost $ 5,070)                                                           5,170
                                                                       -------
                                                             PRINCIPAL
                                                              AMOUNT    VALUE
                                                              (000S)    (000S)
                                                             --------- -------
SHORT-TERM INVESTMENT - 3.6%

   ING Bank, Amsterdam,
   Eurodollar Time Deposit, 5.36%, 3/1/07                        1,618   1,618
                                                                       -------
Total Short-Term Investment
(Cost $1,618)                                                            1,618
                                                                       -------
Total Investments - 115.1%
(Cost $47,899)                                                          52,090
                                                                       -------
   Liabilities less Other Assets - (15.1)%                              (6,816)
NET ASSETS - 100.0%                                                    $45,274
--------
(1) Investment relates to cash collateral received from portfolio securities loaned.
*   Non-Income Producing Security
+   Security is either wholly or partially on loan.

Federal Tax Information:

At February 28, 2007, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments                                       $ 47,899
                                                                      --------
Gross tax appreciation of investments                                 $  4,860
Gross tax depreciation of investments                                     (669)
                                                                      --------
Net tax appreciation of investments                                   $  4,191
                                                                      --------

              NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT 2 EQUITY PORTFOLIOS

EQUITY PORTFOLIOS

SCHEDULE OF INVESTMENTS

EQUITY INDEX PORTFOLIO

                                                               NUMBER   VALUE
                                                              OF SHARES (000S)
                                                              --------- -------
COMMON STOCKS - 97.9%

Advertising - 0.2%
   Interpublic Group of Cos. (The), Inc. * +                    24,612  $   310
   Omnicom Group, Inc. +                                         9,499      984
                                                                        -------
                                                                          1,294
                                                                        -------
Aerospace/Defense - 2.2%
   Boeing (The) Co.                                             44,163    3,854
   General Dynamics Corp.                                       22,598    1,728
   Goodrich Corp.                                                7,126      350
   L-3 Communications Holdings, Inc.                             7,000      610
   Lockheed Martin Corp.                                        19,884    1,934
   Northrop Grumman Corp.                                       19,306    1,387
   Raytheon Co.                                                 24,904    1,334
   Rockwell Collins, Inc.                                        9,382      614
   United Technologies Corp.                                    56,028    3,677
                                                                        -------
                                                                         15,488
                                                                        -------
Agriculture - 1.7%
   Altria Group, Inc.                                          116,956    9,857
   Archer-Daniels-Midland Co.                                   36,806    1,265
   Reynolds American, Inc. +                                     9,626      588
   UST, Inc. +                                                   8,934      519
                                                                        -------
                                                                         12,229
                                                                        -------
Airlines - 0.1%
   Southwest Airlines Co.                                       44,530      674
Apparel - 0.4%
   Coach, Inc. *                                                20,500      968
   Jones Apparel Group, Inc. +                                   6,340      209
   Liz Claiborne, Inc. +                                         5,788      260
   NIKE, Inc., Class B +                                        10,484    1,095
   Polo Ralph Lauren Corp.                                       3,400      296
   VF Corp.                                                      5,036      402
                                                                        -------
                                                                          3,230
                                                                        -------
Auto Manufacturers - 0.4%
   Ford Motor Co. +                                            105,710      837
   General Motors Corp. +                                       31,633    1,010
   PACCAR, Inc. +                                               13,896      966
                                                                        -------
                                                                          2,813
                                                                        -------
Auto Parts & Equipment - 0.2%
   Goodyear Tire & Rubber (The) Co. * +                         10,112      249
   Johnson Controls, Inc.                                       10,978    1,030
                                                                        -------
                                                                          1,279
                                                                        -------
Banks - 6.7%
   Bank of America Corp.                                       250,705   12,753
   Bank of New York Co. (The), Inc.                             42,794    1,738
   BB&T Corp.                                                   30,200    1,283
   Capital One Financial Corp.                                  22,808    1,758
   Comerica, Inc.                                                8,859      535
   Commerce Bancorp, Inc. of New Jersey +                       10,700      358
   Compass Bancshares, Inc.                                      6,800      469
   Fifth Third Bancorp                                          31,256    1,259
   First Horizon National Corp. +                                7,072      305
   Huntington Bancshares, Inc. of Ohio +                        13,309      308
   KeyCorp                                                      22,507      849
   M&T Bank Corp. +                                              4,300      516
   Marshall & Ilsley Corp. +                                    14,254      678
   Mellon Financial Corp.                                       23,018    1,000
   National City Corp. +                                        35,220    1,333
   Northern Trust Corp. /(1)/                                   11,900      718
   PNC Financial Services Group, Inc. +                         16,468    1,207
   Regions Financial Corp.                                      40,750    1,460
   State Street Corp.                                           18,521    1,213
   SunTrust Banks, Inc. +                                       19,756    1,666
   Synovus Financial Corp.                                      18,171      588
   U.S. Bancorp                                                 98,102    3,498
   Wachovia Corp.                                              106,404    5,892
   Wells Fargo & Co.                                           188,446    6,539
   Zions Bancorporation                                          5,990      511
                                                                        -------
                                                                         48,434
                                                                        -------
Beverages - 2.0%
   Anheuser-Busch Cos., Inc.                                    43,058    2,113
   Brown-Forman Corp., Class B +                                 4,450      292
   Coca-Cola (The) Co.                                         113,813    5,313
   Coca-Cola Enterprises, Inc.                                  15,813      318
   Constellation Brands, Inc., Class A * +                      11,400      267
   Molson Coors Brewing Co.,
   Class B +                                                     2,596      219
   Pepsi Bottling Group, Inc.                                    7,571      235
   PepsiCo, Inc.                                                91,629    5,786
                                                                        -------
                                                                         14,543
                                                                        -------
Biotechnology - 1.1%
   Amgen, Inc. *                                                65,127    4,185


EQUITY PORTFOLIOS 1 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

                                                  FEBRUARY 28, 2007 (UNAUDITED)

                                                              NUMBER
                                                                OF    VALUE
                                                              SHARES  (000S)
                                                              ------- -------
COMMON STOCKS - 97.9% - CONTINUED

Biotechnology - 1.1% - (continued)
   Biogen Idec, Inc. *                                         18,883 $   853
   Celgene Corp. * +                                           20,800   1,109
   Genzyme Corp. *                                             14,757     912
   Medimmune, Inc. *                                           13,588     434
   Millipore Corp. * +                                          2,978     213
                                                                      -------
                                                                        7,706
                                                                      -------
Building Materials - 0.2%
   American Standard Companies,
   Inc. +                                                       9,652     512
   Masco Corp. +                                               22,088     659
                                                                      -------
                                                                        1,171
                                                                      -------
Chemicals - 1.6%
   Air Products & Chemicals, Inc.                              12,364     925
   Ashland, Inc.                                                3,287     216
   Dow Chemical (The) Co.                                      53,471   2,342
   du Pont (E.I.) de Nemours & Co.                             51,451   2,611
   Eastman Chemical Co. +                                       4,590     271
   Ecolab, Inc.                                                10,108     427
   Hercules, Inc. * +                                           6,637     134
   International Flavors & Fragrances, Inc.                     4,384     205
   Monsanto Co.                                                30,352   1,599
   PPG Industries, Inc.                                         9,234     612
   Praxair, Inc.                                               18,032   1,112
   Rohm & Haas Co.                                              7,884     417
   Sherwin-Williams (The) Co. +                                 6,395     426
   Sigma-Aldrich Corp. +                                        7,386     303
                                                                      -------
                                                                       11,600
                                                                      -------
Coal - 0.1%
   Consol Energy, Inc. +                                       10,200     364
   Peabody Energy Corp. +                                      14,700     594
                                                                      -------
                                                                          958
                                                                      -------
Commercial Services - 0.7%
   Apollo Group, Inc., Class A * +                              7,901     374
   Convergys Corp. * +                                          7,646     197
   Donnelley (R.R.) & Sons Co.                                 12,261     443
   Equifax, Inc.                                                6,955     269
   H&R Block, Inc.                                             18,238     397
   McKesson Corp.                                              16,548     923
   Monster Worldwide, Inc. *                                    7,187     358
   Moody's Corp.                                               13,162     852
   Robert Half International, Inc. +                            9,347     365
   Western Union (The) Co.                                     42,861     929
                                                                      -------
                                                                        5,107
                                                                      -------
Computers - 3.9%
   Affiliated Computer Services, Inc.,
   Class A *                                                    5,500     286
   Apple Computer, Inc. *                                      47,512   4,020
   Cognizant Technology Solutions Corp., Class A *              7,900     713
   Computer Sciences Corp. *                                    9,710     514
   Dell, Inc. *                                               127,143   2,905
   Electronic Data Systems Corp.                               28,961     811
   EMC Corp. of Massachusetts *                               122,945   1,715
   Hewlett-Packard Co.                                        152,939   6,023
   IBM Corp.                                                   84,084   7,821
   Lexmark International, Inc.,
   Class A *                                                    5,507     333
   NCR Corp. * +                                               10,092     466
   Network Appliance, Inc. *                                   20,875     807
   SanDisk Corp. * +                                           12,700     463
   Sun Microsystems, Inc. *                                   196,426   1,204
   Unisys Corp. * +                                            19,213     163
                                                                      -------
                                                                       28,244
                                                                      -------
Cosmetics/Personal Care - 2.0%
   Avon Products, Inc.                                         24,890     912
   Colgate-Palmolive Co.                                       28,824   1,941
   Estee Lauder Cos. (The), Inc., Class A                       6,800     326
   Procter & Gamble Co.                                       176,860  11,229
                                                                      -------
                                                                       14,408
                                                                      -------
Distribution/Wholesale - 0.1%
   Genuine Parts Co.                                            9,543     465
   Grainger (W.W.), Inc.                                        4,129     318
                                                                      -------
                                                                          783
                                                                      -------
Diversified Financial Services - 8.1%
   American Express Co.                                        67,364   3,831
   Ameriprise Financial, Inc.                                  13,492     789
   Bear Stearns Cos. (The), Inc.                                6,549     997
   Charles Schwab (The) Corp. +                                57,222   1,057
   Chicago Mercantile Exchange Holdings, Inc. +                 1,900   1,024
   CIT Group, Inc.                                             11,100     627
   Citigroup, Inc.                                            274,282  13,824
   Countrywide Financial Corp. +                               32,484   1,243

              NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT 2 EQUITY PORTFOLIOS

EQUITY PORTFOLIOS

SCHEDULE OF INVESTMENTS

EQUITY INDEX PORTFOLIO ( c o n t i n u e d )

                                                               NUMBER   VALUE
                                                              OF SHARES (000S)
                                                              --------- -------
COMMON STOCKS - 97.9% - CONTINUED

Diversified Financial Services - 8.1% - (continued)
   E*TRADE Financial Corp. * +                                  23,800  $   550
   Fannie Mae                                                   54,395    3,086
   Federated Investors, Inc., Class B +                          4,912      176
   Franklin Resources, Inc.                                      9,321    1,094
   Freddie Mac +                                                38,750    2,487
   Goldman Sachs Group, Inc.                                    23,805    4,799
   Janus Capital Group, Inc. +                                  11,207      238
   JPMorgan Chase & Co.                                        193,644    9,566
   Legg Mason, Inc. +                                            7,401      760
   Lehman Brothers Holdings, Inc.                               29,560    2,167
   Merrill Lynch & Co., Inc.                                    49,303    4,126
   Morgan Stanley                                               59,130    4,430
   Price (T. Rowe) Group, Inc.                                  14,672      683
   SLM Corp. +                                                  22,884      975
                                                                        -------
                                                                         58,529
                                                                        -------
Electric - 3.2%
   AES Corp. *                                                  37,138      792
   Allegheny Energy, Inc. * +                                    9,185      434
   Ameren Corp. +                                               11,223      586
   American Electric Power Co., Inc.                            22,117      992
   Centerpoint Energy, Inc. +                                   17,857      319
   CMS Energy Corp. +                                           11,583      202
   Consolidated Edison, Inc. +                                  14,021      681
   Constellation Energy Group, Inc.                             10,021      788
   Dominion Resources, Inc. of Virginia                         19,749    1,689
   DTE Energy Co. +                                              9,879      457
   Duke Energy Corp.                                            70,282    1,384
   Dynegy, Inc., Class A *                                      19,005      156
   Edison International                                         18,234      855
   Entergy Corp.                                                11,556    1,141
   Exelon Corp.                                                 37,490    2,472
   FirstEnergy Corp.                                            17,895    1,120
   FPL Group, Inc.                                              22,612    1,336
   Integrys Energy Group, Inc. +                                 4,200      234
   PG&E Corp.                                                   19,496      905
   Pinnacle West Capital Corp. +                                 5,691      270
   PPL Corp.                                                    21,250      808
   Progress Energy, Inc. +                                      14,200      694
   Public Service Enterprise Group, Inc.                        14,039    1,051
   Southern (The) Co.                                           41,599    1,489
   TECO Energy, Inc. +                                          11,616      195
   TXU Corp.                                                    25,632    1,696
   Xcel Energy, Inc. +                                          22,685      536
                                                                        -------
                                                                         23,282
                                                                        -------
Electrical Components & Equipment - 0.3%
   Emerson Electric Co.                                         44,794    1,930
   Molex, Inc. +                                                 7,935      233
                                                                        -------
                                                                          2,163
                                                                        -------
Electronics - 0.5%
   Agilent Technologies, Inc. * +                               22,926      727
   Applera Corp. - Applied Biosystems Group                     10,246      316
   Jabil Circuit, Inc.                                          10,100      270
   PerkinElmer, Inc.                                             6,800      161
   Sanmina-SCI Corp. *                                          30,673      114
   Solectron Corp. * +                                          52,259      168
   Tektronix, Inc. +                                             4,649      133
   Thermo Electron Corp. *                                      22,811    1,033
   Waters Corp. *                                                5,778      314
                                                                        -------
                                                                          3,236
                                                                        -------
Engineering & Construction - 0.1%
   Fluor Corp. +                                                 4,991      422

Entertainment - 0.1%
   International Game Technology                                18,978      783

Environmental Control - 0.2%
   Allied Waste Industries, Inc. * +                            14,154      181
   Waste Management, Inc.                                       29,942    1,020
                                                                        -------
                                                                          1,201
                                                                        -------
Food - 1.4%
   Campbell Soup Co.                                            12,162      497
   ConAgra Foods, Inc.                                          28,487      719
   Dean Foods Co. * +                                            7,600      342
   General Mills, Inc.                                          19,241    1,084
   Heinz (H.J.) Co.                                             18,469      847
   Hershey Foods Co. +                                           9,722      514
   Kellogg Co.                                                  14,068      702
   Kroger Co.                                                   40,158    1,031
   McCormick & Co., Inc. +                                       7,300      279
   Safeway, Inc. +                                              24,842      859
   Sara Lee Corp.                                               41,731      687
   SUPERVALU, Inc.                                              11,541      427
   Sysco Corp.                                                  34,580    1,140

EQUITY PORTFOLIOS 3 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

                                                  FEBRUARY 28, 2007 (UNAUDITED)

                                                               NUMBER   VALUE
                                                              OF SHARES (000S)
                                                              --------- -------
 COMMON STOCKS - 97.9% - CONTINUED

 Food - 1.4% - (continued)
    Tyson Foods, Inc., Class A +                                14,400  $   263
    Whole Foods Market, Inc. +                                   7,900      377
    Wrigley (Wm.) Jr. Co. +                                     12,346      615
                                                                        -------
                                                                         10,383
                                                                        -------
 Forest Products & Paper - 0.4%
    International Paper Co. +                                   25,447      916
    MeadWestvaco Corp.                                          10,229      312
    Plum Creek Timber Co., Inc.                                  9,889      392
    Temple-Inland, Inc. +                                        5,948      356
    Weyerhaeuser Co. +                                          13,269    1,139
                                                                        -------
                                                                          3,115
                                                                        -------
 Gas - 0.2%
    KeySpan Corp.                                                9,808      403
    NICOR, Inc. +                                                2,452      114
    NiSource, Inc.                                              15,235      362
    Sempra Energy                                               14,672      881
                                                                        -------
                                                                          1,760
                                                                        -------
 Hand/Machine Tools - 0.1%
    Black & Decker Corp.                                         3,750      316
    Snap-On, Inc. +                                              3,323      166
    Stanley Works (The) +                                        4,168      232
                                                                        -------
                                                                            714
                                                                        -------
 Healthcare - Products - 3.1%
    Bard (C.R.), Inc.                                            5,780      461
    Bausch & Lomb, Inc.                                          3,053      160
    Baxter International, Inc.                                  36,635    1,832
    Becton, Dickinson & Co.                                     13,797    1,048
    Biomet, Inc.                                                13,675      579
    Boston Scientific Corp. *                                   65,928    1,075
    Johnson & Johnson                                          161,838   10,204
    Medtronic, Inc.                                             64,395    3,243
    Patterson Cos., Inc. *                                       7,800      260
    St. Jude Medical, Inc. *                                    19,746      783
    Stryker Corp. +                                             16,636    1,032
    Varian Medical Systems, Inc. *                               7,200      331
    Zimmer Holdings, Inc. *                                     13,385    1,129
                                                                        -------
                                                                         22,137
                                                                        -------
 Healthcare - Services - 1.5%
    Aetna, Inc. +                                               29,244    1,295
    Coventry Health Care, Inc. * +                               8,975      488
    Health Management Associates, Inc., Class A +               13,628      272
    Humana, Inc. *                                               9,390      562
    Laboratory Corp. of America Holdings *                       7,000      558
    Manor Care, Inc. +                                           4,139      222
    Quest Diagnostics, Inc. +                                    8,936      456
    Tenet Healthcare Corp. * +                                  26,328      180
    UnitedHealth Group, Inc.                                    75,352    3,933
    WellPoint, Inc. *                                           34,602    2,747
                                                                        -------
                                                                         10,713
                                                                        -------
 Home Builders - 0.2%
    Centex Corp.                                                 6,634      307
    D.R. Horton, Inc. +                                         15,400      391
    KB Home +                                                    4,428      220
    Lennar Corp., Class A                                        7,700      379
    Pulte Homes, Inc.                                           11,832      350
                                                                        -------
                                                                          1,647
                                                                        -------
 Home Furnishings - 0.1%
    Harman International Industries, Inc.                        3,700      367
    Whirlpool Corp. +                                            4,430      391
                                                                        -------
                                                                            758
                                                                        -------
 Household Products/Wares - 0.5%
    Avery Dennison Corp. +                                       5,338      355
    Clorox Co.                                                   8,515      539
    Fortune Brands, Inc. +                                       8,305      668
    Kimberly-Clark Corp.                                        25,660    1,748
                                                                        -------
                                                                          3,310
                                                                        -------
 Housewares - 0.1%
    Newell Rubbermaid, Inc.                                     15,461      473
 Insurance - 4.8%
    ACE Ltd.                                                    18,217    1,023
    Aflac, Inc.                                                 27,679    1,306
    Allstate (The) Corp.                                        34,975    2,101
    AMBAC Financial Group, Inc. +                                5,903      517
    American International Group, Inc.                         145,149    9,740
    AON Corp. +                                                 17,334      653
    Chubb Corp.                                                 22,986    1,173
    CIGNA Corp. +                                                5,707      813
    Cincinnati Financial Corp.                                   9,730      421
    Genworth Financial, Inc., Class A                           24,700      874
    Hartford Financial Services Group, Inc.                     17,398    1,645

              NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT 4 EQUITY PORTFOLIOS

EQUITY PORTFOLIOS

SCHEDULE OF INVESTMENTS

EQUITY INDEX PORTFOLIO (continued)

                                                              NUMBER OF VALUE
                                                               SHARES   (000S)
                                                              --------- -------
COMMON STOCKS - 97.9% -                                       CONTINUED

Insurance - 4.8% - (continued)
   Lincoln National Corp.                                        15,998 $ 1,090
   Loews Corp.                                                   25,338   1,101
   Marsh & McLennan Cos., Inc.                                   30,810     906
   MBIA, Inc.                                                     7,564     503
   Metlife, Inc.                                                 42,544   2,687
   MGIC Investment Corp. +                                        4,627     279
   Principal Financial Group, Inc.                               15,011     914
   Progressive (The) Corp.                                       42,628     978
   Prudential Financial, Inc.                                    26,599   2,419
   SAFECO Corp.                                                   5,876     392
   Torchmark Corp. +                                              5,494     351
   Travelers Cos Inc. (The)                                      38,471   1,953
   UnumProvident Corp. +                                         18,463     395
   XL Capital Ltd., Class A +                                    10,034     712
                                                                        -------
                                                                         34,946
                                                                        -------
Internet - 1.7%
   Amazon.com, Inc. * +                                          17,315     678
   eBay, Inc. *                                                  64,728   2,075
   Google, Inc., Class A *                                       11,912   5,354
   IAC/InterActiveCorp * +                                       12,500     490
   Symantec Corp. *                                              52,371     895
   VeriSign, Inc. *                                              13,700     347
   Yahoo!, Inc. *                                                68,530   2,115
                                                                        -------
                                                                         11,954
                                                                        -------
Iron/Steel - 0.3%
   Allegheny Technologies, Inc. +                                 5,578     571
   Nucor Corp.                                                   16,844   1,025
   United States Steel Corp.                                      6,575     583
                                                                        -------
                                                                          2,179
                                                                        -------
Leisure Time - 0.4%
   Brunswick Corp. +                                              5,235     171
   Carnival Corp. +                                              24,868   1,154
   Harley-Davidson, Inc. +                                       14,528     958
   Sabre Holdings Corp., Class A                                  7,358     238
                                                                        -------
                                                                          2,521
                                                                        -------
Lodging - 0.5%
   Harrah's Entertainment, Inc. +                                10,380     877
   Hilton Hotels Corp. +                                         21,638     764
   Marriott International, Inc., Class A                         18,800     900
   Starwood Hotels & Resorts Worldwide, Inc.                     11,811     777
   Wyndham Worldwide Corp. *                                     11,047     389
                                                                        -------
                                                                          3,707
                                                                        -------
Machinery - Construction & Mining - 0.4%
   Caterpillar, Inc.                                             36,272   2,337
   Terex Corp. *                                                  5,700     375
                                                                        -------
                                                                          2,712
                                                                        -------
Machinery - Diversified - 0.3%
   Cummins, Inc.                                                  2,946     397
   Deere & Co.                                                   12,895   1,398
   Rockwell Automation, Inc.                                      9,469     588
                                                                        -------
                                                                          2,383
                                                                        -------
Media - 3.4%
   CBS Corp., Class B                                            43,673   1,325
   Clear Channel Communications, Inc.                            27,578     998
   Comcast Corp., Class A *                                     174,304   4,483
   DIRECTV Group (The), Inc. *                                   43,100     972
   Disney (Walt) Co.                                            115,486   3,957
   Dow Jones & Co., Inc. +                                        3,351     121
   Gannett Co., Inc.                                             13,146     805
   McGraw-Hill Cos. (The), Inc.                                  19,928   1,288
   Meredith Corp. +                                               2,236     131
   New York Times Co., Class A +                                  8,289     205
   News Corp., Class A                                          131,000   2,951
   Scripps (E.W.) Co., Class A                                    4,700     213
   Time Warner, Inc. +                                          222,926   4,537
   Tribune Co. +                                                 10,631     319
   Univision Communications, Inc., Class A * +                   13,691     493
   Viacom, Inc., Class B *                                       39,073   1,525
                                                                        -------
                                                                         24,323
                                                                        -------
Mining - 0.8%
   Alcoa, Inc.                                                   48,573   1,623
   Freeport-McMoRan Copper & Gold, Inc., Class B +               10,995     631
   Newmont Mining Corp.                                          25,133   1,133
   Phelps Dodge Corp.                                            11,424   1,427
   Vulcan Materials Co.                                           5,247     611
                                                                        -------
                                                                          5,425
                                                                        -------
Miscellaneous Manufacturing - 5.0%
   3M Co.                                                        41,120   3,046
   Cooper Industries Ltd., Class A +                              5,115     469

EQUITY PORTFOLIOS 5 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

                                                  FEBRUARY 28, 2007 (UNAUDITED)

                                                              NUMBER OF VALUE
                                                               SHARES   (000S)
                                                              --------- -------
COMMON STOCKS - 97.9% - CONTINUED
Miscellaneous Manufacturing - 5.0% - (continued)
   Danaher Corp.                                                13,204  $   946
   Dover Corp.                                                  11,440      547
   Eastman Kodak Co. +                                          16,037      383
   Eaton Corp.                                                   8,260      669
   General Electric Co.                                        575,423   20,094
   Honeywell International, Inc.                                45,639    2,119
   Illinois Tool Works, Inc.                                    23,474    1,214
   Ingersoll-Rand Co. Ltd., Class A +                           17,150      743
   ITT Corp.                                                    10,348      613
   Leggett & Platt, Inc. +                                      10,016      238
   Pall Corp.                                                    6,791      235
   Parker Hannifin Corp.                                         6,647      548
   Textron, Inc.                                                 6,979      644
   Tyco International Ltd.                                     111,283    3,431
                                                                        -------
                                                                         35,939
                                                                        -------
Office/Business Equipment - 0.2%
   Pitney Bowes, Inc. +                                         12,435      593
   Xerox Corp. *                                                53,858      930
                                                                        -------
                                                                          1,523
                                                                        -------
Oil & Gas - 7.6%
   Anadarko Petroleum Corp.                                     25,736    1,035
   Apache Corp.                                                 18,474    1,266
   Chesapeake Energy Corp. +                                    22,500      686
   Chevron Corp.                                               121,653    8,347
   ConocoPhillips                                               91,834    6,008
   Devon Energy Corp.                                           24,750    1,626
   ENSCO International, Inc.                                     8,600      431
   EOG Resources, Inc.                                          13,538      917
   Exxon Mobil Corp.                                           325,610   23,340
   Hess Corp.                                                   15,113      802
   Marathon Oil Corp.                                           19,678    1,786
   Murphy Oil Corp. +                                           10,200      528
   Nabors Industries Ltd. * +                                   16,906      506
   Noble Corp. +                                                 7,587      533
   Occidental Petroleum Corp.                                   48,168    2,224
   Rowan Cos., Inc.                                              6,303      193
   Sunoco, Inc.                                                  6,968      450
   Transocean, Inc. *                                           16,312    1,251
   Valero Energy Corp.                                          33,800    1,948
   XTO Energy, Inc.                                             20,533    1,061
                                                                        -------
                                                                         54,938
                                                                        -------
Oil & Gas Services - 1.3%
   Baker Hughes, Inc. +                                         17,903    1,166
   BJ Services Co.                                              16,590      444
   Halliburton Co.                                              56,286    1,738
   National-Oilwell Varco, Inc. *                                9,800      682
   Schlumberger Ltd.                                            65,886    4,138
   Smith International, Inc.                                    11,100      455
   Weatherford International Ltd. *                             19,000      763
                                                                        -------
                                                                          9,386
                                                                        -------
Packaging & Containers - 0.1%
   Ball Corp. +                                                  5,928      274
   Bemis Co.                                                     5,952      197
   Pactiv Corp. *                                                7,482      241
   Sealed Air Corp. +                                            4,544      293
                                                                        -------
                                                                          1,005
                                                                        -------
Pharmaceuticals - 5.8%
   Abbott Laboratories                                          85,686    4,680
   Allergan, Inc. +                                              8,573      958
   AmerisourceBergen Corp.                                      10,882      573
   Barr Pharmaceuticals, Inc. * +                                5,900      313
   Bristol-Myers Squibb Co.                                    109,995    2,903
   Cardinal Health, Inc.                                        22,623    1,586
   Caremark Rx, Inc.                                            23,800    1,466
   Express Scripts, Inc. *                                       7,600      573
   Forest Laboratories, Inc. * +                                17,669      915
   Gilead Sciences, Inc. *                                      25,648    1,835
   Hospira, Inc. *                                               8,688      332
   King Pharmaceuticals, Inc. * +                               13,938      260
   Lilly (Eli) & Co.                                            55,073    2,899
   Medco Health Solutions, Inc. *                               16,363    1,106
   Merck & Co., Inc.                                           121,140    5,350
   Mylan Laboratories, Inc.                                     12,100      256
   Pfizer, Inc.                                                402,521   10,047
   Schering-Plough Corp.                                        82,952    1,948
   Watson Pharmaceuticals, Inc. * +                              5,852      154
   Wyeth                                                        75,314    3,684
                                                                        -------
                                                                         41,838
                                                                        -------
Pipelines - 0.5%
   El Paso Corp. +                                              39,378      566
   Kinder Morgan, Inc.                                           6,050      640
   Questar Corp. +                                               4,800      404
   Spectra Energy Corp.                                         35,191      906

              NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT 6 EQUITY PORTFOLIOS

EQUITY PORTFOLIOS

SCHEDULE OF INVESTMENTS

EQUITY INDEX PORTFOLIO (continued)

                                                               NUMBER   VALUE
                                                              OF SHARES (000S)
                                                              --------- -------
COMMON STOCKS - 97.9% - CONTINUED

Pipelines - 0.5% - (continued)
   Williams Cos. (The), Inc.                                    33,418  $   901
                                                                        -------
                                                                          3,417
                                                                        -------
Real Estate - 0.1%
   CB Richard Ellis Group, Inc., Class A *                      10,300      343
   Realogy Corp. *                                              12,140      359
                                                                        -------
                                                                            702
                                                                        -------
Real Estate Investment Trusts - 1.1%
   Apartment Investment & Management Co., Class A                5,400      318
   Archstone-Smith Trust                                        12,200      688
   AvalonBay Communities, Inc.                                   4,400      605
   Boston Properties, Inc.                                       6,500      781
   Equity Residential +                                         16,297      828
   Kimco Realty Corp.                                           12,200      613
   ProLogis                                                     13,834      915
   Public Storage, Inc.                                          6,882      697
   Simon Property Group, Inc. +                                 12,386    1,396
   Vornado Realty Trust                                          7,200      916
                                                                        -------
                                                                          7,757
                                                                        -------
Retail - 5.6%
   Autonation, Inc. * +                                          8,511      187
   Autozone, Inc. * +                                            2,819      353
   Bed Bath & Beyond, Inc. *                                    15,837      632
   Best Buy Co., Inc.                                           22,522    1,047
   Big Lots, Inc. * +                                            6,157      154
   Circuit City Stores, Inc.                                     7,919      151
   Costco Wholesale Corp.                                       25,591    1,430
   CVS Corp. +                                                  46,130    1,449
   Darden Restaurants, Inc.                                      7,854      322
   Dillard's, Inc., Class A +                                    3,434      115
   Dollar General Corp. +                                       17,813      301
   Family Dollar Stores, Inc. +                                  8,462      245
   Federated Department Stores, Inc.                            29,366    1,311
   Gap (The), Inc.                                              29,535      567
   Home Depot (The), Inc.                                      113,963    4,513
   Kohl's Corp. *                                               18,246    1,259
   Limited Brands                                               19,113      529
   Lowe's Cos., Inc.                                            85,214    2,774
   McDonald's Corp.                                             69,175    3,024
   Nordstrom, Inc. +                                            12,780      678
   Office Depot, Inc. *                                         15,759      526
   OfficeMax, Inc.                                               4,224      219
   Penney (J.C.) Co., Inc. (Holding Co.) +                      12,600    1,022
   RadioShack Corp. +                                            7,758      194
   Sears Holdings Corp. *                                        4,656      839
   Staples, Inc.                                                40,497    1,054
   Starbucks Corp. *                                            42,326    1,308
   Target Corp.                                                 48,030    2,955
   Tiffany & Co. +                                               7,701      335
   TJX Cos., Inc.                                               25,630      705
   Wal-Mart Stores, Inc.                                       137,235    6,628
   Walgreen Co.                                                 56,130    2,510
   Wendy's International, Inc.                                   5,305      170
   Yum! Brands, Inc.                                            14,830      859
                                                                        -------
                                                                         40,365
                                                                        -------
Savings & Loans - 0.4%
   Hudson City Bancorp, Inc.                                    28,100      377
   Sovereign Bancorp, Inc. +                                    20,080      507
   Washington Mutual, Inc. +                                    52,743    2,272
                                                                        -------
                                                                          3,156
                                                                        -------
Semiconductors - 2.4%
   Advanced Micro Devices, Inc. * +                             30,644      461
   Altera Corp. *                                               20,207      426
   Analog Devices, Inc.                                         19,137      694
   Applied Materials, Inc.                                      77,697    1,443
   Broadcom Corp., Class A *                                    26,274      896
   Intel Corp.                                                 321,929    6,390
   Kla-Tencor Corp. +                                           11,111      575
   Linear Technology Corp. +                                    16,762      556
   LSI Logic Corp. * +                                          22,841      232
   Maxim Integrated Products, Inc.                              17,917      587
   Micron Technology, Inc. *                                    42,080      499
   National Semiconductor Corp. +                               16,104      413
   Novellus Systems, Inc. *                                      7,021      226
   NVIDIA Corp. *                                               19,930      618
   PMC - Sierra, Inc. * +                                       11,718       79
   QLogic Corp. *                                                9,078      160
   Teradyne, Inc. * +                                           10,558      170
   Texas Instruments, Inc.                                      82,995    2,569
   Xilinx, Inc.                                                 18,836      483
                                                                        -------
                                                                         17,477
                                                                        -------


EQUITY PORTFOLIOS 7 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

                                                  FEBRUARY 28, 2007 (UNAUDITED)

                                                             NUMBER     VALUE
                                                            OF SHARES   (000S)
                                                            ---------- --------
COMMON STOCKS - 97.9% - CONTINUED

Software - 3.7%
   Adobe Systems, Inc. *                                        32,614 $  1,280
   Autodesk, Inc. *                                             12,876      530
   Automatic Data Processing, Inc.                              30,859    1,536
   BMC Software, Inc. *                                         11,399      352
   Citrix Systems, Inc. * +                                     10,069      324
   Computer Associates International, Inc.                      22,909      597
   Compuware Corp. *                                            18,072      165
   Electronic Arts, Inc. *                                      17,350      875
   Fidelity National Information Services, Inc. +                9,200      423
   First Data Corp.                                             42,861    1,094
   Fiserv, Inc. *                                                9,674      512
   IMS Health, Inc.                                             11,097      320
   Intuit, Inc. * +                                             19,298      570
   Microsoft Corp.                                             482,892   13,603
   Novell, Inc. * +                                             19,441      129
   Oracle Corp. *                                              223,309    3,669
   Paychex, Inc.                                                18,916      769
                                                                       --------
                                                                         26,748
                                                                       --------
Telecommunications - 6.1%
   ADC Telecommunications, Inc. * +                              6,718      110
   Alltel Corp.                                                 20,941    1,269
   AT&T, Inc.                                                  349,414   12,858
   Avaya, Inc. *                                                25,351      311
   CenturyTel, Inc.                                              6,378      285
   Ciena Corp. * +                                               4,715      148
   Cisco Systems, Inc. *                                       339,036    8,795
   Citizens Communications Co. +                                17,934      270
   Corning, Inc. *                                              87,526    1,806
   Embarq Corp. +                                                8,475      469
   JDS Uniphase Corp. * +                                       12,093      196
   Juniper Networks, Inc. *                                     31,600      598
   Motorola, Inc.                                              135,306    2,506
   QUALCOMM, Inc.                                               92,282    3,717
   Qwest Communications International, Inc. * +                 89,803      798
   Sprint Nextel Corp. +                                       161,610    3,116
   Tellabs, Inc. *                                              24,662      258
   Verizon Communications, Inc.                                162,946    6,099
   Windstream Corp.                                             26,684      402
                                                                       --------
                                                                         44,011
                                                                       --------
Textiles - 0.0%
   Cintas Corp.                                                  7,723      312

Toys, Games & Hobbies - 0.1%
   Hasbro, Inc.                                                  8,971      254
   Mattel, Inc.                                                 21,517      559
                                                                       --------
                                                                            813
                                                                       --------
Transportation - 1.6%
   Burlington Northern Santa Fe Corp.                           20,038    1,587
   CSX Corp.                                                    24,276      914
   FedEx Corp. +                                                17,138    1,957
   Norfolk Southern Corp.                                       22,207    1,053
   Ryder System, Inc.                                            3,449      177
   Union Pacific Corp.                                          15,060    1,485
   United Parcel Service, Inc., Class B                         59,907    4,205
                                                                       --------
                                                                         11,378
                                                                       --------
Total Common Stocks
(Cost $ 517,469)                                                        705,502

WARRANTS - 0.0%
   Raytheon Co., Exp. 6/16/11, Strike $ 37.50                      987       18
                                                                       --------
Total Warrants
(Cost $ -)                                                                   18

INVESTMENT COMPANY - 7.5%
   Northern Institutional Funds -
   Liquid Assets Portfolio /(2)/                            54,405,455   54,405

Total Investment Company

(Cost $ 54,405)                                                          54,405

              NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT 8 EQUITY PORTFOLIOS

EQUITY PORTFOLIOS

SCHEDULE OF INVESTMENTS

EQUITY INDEX PORTFOLIO ( c o n t i n u e d )

                                                    PRINCIPAL
                                                     AMOUNT     VALUE
                                                    --------- --------
                                                       (000S)    (000S)
         SHORT-TERM INVESTMENTS - 1.9%

            ING Bank, Amsterdam,
            Eurodollar Time Deposit
              5.36%, 3/1/07                          $12,830  $ 12,830

            U.S. Treasury Bill, /(3)/
              5.01%, 8/9/07                              740       724
                                                              --------
         Total Short-Term Investments
         (Cost $ 13,554)                                        13,554
                                                              --------

         Total Investments - 107.3%
         (Cost $ 585,428)                                      773,479
            Liabilities less Other Assets - (7.3)%             (52,555)
                                                              --------
         NET ASSETS - 100.0%                                  $720,924
--------
(1) Investment in affiliate
(2) Investment relates to cash collateral received from portfolio securities loaned.
(3) Security pledged as collateral to cover margin requirements for open futures contracts.
*   Non-Income Producing Security
+   Security is either wholly or partially on loan.

At February 28, 2007, the Equity Index Portfolio had open futures contracts as follows:

                              NOTIONAL
                    NUMBER OF  AMOUNT  CONTRACT CONTRACT UNREALIZED
            TYPE    CONTRACTS  (000S)  POSITION   EXP.   LOSS (000S)
            ----    --------- -------- -------- -------- -----------
            S&P 500    42      14,793    Long     3/07      $(188)

Federal Tax Information:

At February 28, 2007, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

                Federal tax cost of investments       $ 585,428

                Gross tax appreciation of investments $ 197,598
                Gross tax depreciation of investments    (9,547)
                                                      ---------
                                                      $ 188,051
                                                      ---------
                Net tax appreciation of investments

EQUITY PORTFOLIOS 9 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

EQUITY PORTFOLIOS

SCHEDULE OF INVESTMENTS

BALANCED PORTFOLIO

                                                                  NUMBER
                                                                    OF   VALUE
                                                                  SHARES (000S)
                                                                  ------ ------
COMMON STOCKS - 63.2%

Aerospace/Defense - 3.9%
   Boeing (The) Co.                                                9,925 $  866
   Lockheed Martin Corp.                                          14,850  1,445
   Northrop Grumman Corp.                                         19,775  1,421
   Raytheon Co.                                                   26,525  1,420
                                                                         ------
                                                                          5,152
                                                                         ------
Banks - 2.0%
   Bank of America Corp.                                          39,325  2,000
   Wachovia Corp. +                                               11,575    641
                                                                         ------
                                                                          2,641
                                                                         ------
Beverages - 0.7%
   Diageo PLC ADR +                                               11,450    909

Biotechnology - 0.7%
   Biogen Idec, Inc. *                                            21,325    964

Commercial Services - 0.7%
   McKesson Corp.                                                 16,600    926

Computers - 2.9%
   Cadence Design Systems, Inc. * +                               32,900    656
   Hewlett-Packard Co.                                            25,375    999
   IBM Corp.                                                      18,050  1,679
   Sun Microsystems, Inc. *                                       69,825    428
                                                                         ------
                                                                          3,762
                                                                         ------
Cosmetics/Personal Care - 1.7%
   Colgate-Palmolive Co.                                          20,100  1,354
   Procter & Gamble Co.                                           13,450    854
                                                                         ------
                                                                          2,208
                                                                         ------
Diversified Financial Services - 6.5%
   Citigroup, Inc.                                                45,350  2,286
   Countrywide Financial Corp.                                    21,075    807
   Goldman Sachs Group, Inc.                                       9,100  1,834
   JPMorgan Chase & Co.                                           17,025    841
   Lehman Brothers Holdings, Inc.                                 26,600  1,950
   Morgan Stanley                                                 10,950    820
                                                                         ------
                                                                          8,538
                                                                         ------
Electric - 1.7%
   Accenture Ltd., Class A                                        37,775  1,349
   Alliant Energy Corp.                                           10,650    445
   Reliant Energy, Inc. *                                         29,025    491
                                                                         ------
                                                                          2,285
                                                                         ------
Food - 5.5%
   Campbell Soup Co.                                              30,100  1,229
   ConAgra Foods, Inc.                                            48,825  1,232
   General Mills, Inc.                                            29,150  1,643
   Heinz (H.J.) Co.                                               28,625  1,313
   Kraft Foods, Inc., Class A +                                   29,800    951
   Kroger Co.                                                     32,175    826
                                                                         ------
                                                                          7,194
                                                                         ------
Gas - 0.3%
   NiSource, Inc. +                                               18,325    436

Healthcare - Services - 0.5%
   Humana, Inc. *                                                 12,025    720

Household Products/Wares - 1.0%
   Clorox Co.                                                     20,550  1,302

Insurance - 5.0%
   Allstate (The) Corp.                                           12,775    767
   AMBAC Financial Group, Inc.                                    16,275  1,426
   Genworth Financial, Inc., Class A                              39,100  1,383
   Hartford Financial Services Group, Inc.                        13,250  1,253
   Prudential Financial, Inc.                                      9,800    891
   Travelers Cos., Inc.                                           17,250    876
                                                                         ------
                                                                          6,596
                                                                         ------
Iron/Steel - 1.1%
   United States Steel Corp.                                      16,225  1,438
Machinery - Diversified - 0.6%
   Deere & Co.                                                     7,275    789

Media - 2.0%
   Comcast Corp., Class A *                                       33,075    851
   Disney (Walt) Co.                                              54,025  1,851
                                                                         ------
                                                                          2,702
                                                                         ------
Mining - 0.7%
   Freeport-McMoRan Copper & Gold, Inc.,
     Class B +                                                    17,175    986

Miscellaneous Manufacturing - 3.7%
   Eaton Corp.                                                    23,175  1,878
   General Electric Co.                                           27,325    954
   ITT Corp.                                                      12,700    752
   Tyco International Ltd.                                        42,925  1,323
                                                                         ------
                                                                          4,907
                                                                         ------
Oil & Gas - 5.5%
   Chevron Corp.                                                  14,500    995
   Exxon Mobil Corp.                                              53,675  3,847
   Marathon Oil Corp.                                             19,500  1,770
   Occidental Petroleum Corp.                                     14,400    665
                                                                         ------
                                                                          7,277
                                                                         ------

EQUITY PORTFOLIOS 1 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

                                                  FEBRUARY 28, 2007 (UNAUDITED)

                                                              NUMBER
                                                                OF     VALUE
                                                              SHARES   (000S)
                                                             --------- -------
COMMON STOCKS - 63.2% - CONTINUED

Oil & Gas Services - 0.5%
   Tidewater, Inc. +                                           12,000  $   624

Pharmaceuticals - 4.9%
   AstraZeneca PLC ADR                                          9,675      543
   Cardinal Health, Inc.                                       12,225      857
   Forest Laboratories, Inc. *                                  7,725      400
   Merck & Co., Inc.                                           37,850    1,671
   Pfizer, Inc.                                                50,975    1,272
   Sanofi-Aventis ADR                                          19,050      808
   Schering-Plough Corp.                                       36,700      862
                                                                       -------
                                                                         6,413
                                                                       -------
Retail - 4.0%
   Kohl's Corp. *                                              15,175    1,047
   McDonald's Corp.                                            34,450    1,506
   Nordstrom, Inc. +                                           23,450    1,245
   Office Depot, Inc. *                                        19,950      665
   TJX Cos., Inc.                                              28,250      777
                                                                       -------
                                                                         5,240
                                                                       -------
Software - 2.7%
   BMC Software, Inc. *                                        19,650      606
   Microsoft Corp.                                             60,825    1,713
   Oracle Corp. *                                              73,200    1,203
                                                                       -------
                                                                         3,522
                                                                       -------
Telecommunications - 4.4%
   Avaya, Inc. *                                               63,400      779
   Cisco Systems, Inc. *                                       83,925    2,177
   Embarq Corp. +                                              12,150      672
   Nokia OYJ ADR                                               73,125    1,596
   Verizon Communications, Inc.                                16,350      612
                                                                       -------
                                                                         5,836
                                                                       -------
Total Common Stocks
(Cost $ 74,484)                                                         83,367

PREFERRED STOCKS - 0.3%

Diversified Financial Services - 0.2%
   Merrill Lynch & Co., Inc. +                                  9,250      242

Insurance - 0.1%
   Metlife, Inc. +                                              8,075      214

Total Preferred Stocks
(Cost $ 437)                                                               456

                                                             PRINCIPAL
                                                              AMOUNT   VALUE
                                                              (000S)   (000S)
                                                             --------- -------
ASSET-BACKED SECURITIES - 8.4%

Automobile - 1.6%
   Chase Manhattan Auto Owner Trust,
     Series 2005-A, Class A3,
     3.87%, 6/15/09                                           $   205  $   203
   Daimler Chrysler Auto Trust,
     Series 2005-A, Class A4,
     3.74%, 2/8/10                                                420      414
   Honda Auto Receivables Owner Trust,
     Series 2005-3, Class A3,
     3.87%, 4/20/09                                               217      215
   Nissan Auto Receivables Owner Trust,
     Series 2005-A, Class A4,
     3.82%, 7/15/10                                               420      414
   USAA Auto Owner Trust, Series 2005-4, Class A4,
     4.89%, 8/15/12                                               420      420
   WFS Financial Owner Trust,
     Series 2004-2, Class A4,
     3.54%, 11/21/11                                              166      164
   WFS Financial Owner Trust,
     Series 2005-3, Class A3A,
     4.25%, 6/17/10                                               222      221
                                                                       -------
                                                                         2,051
                                                                       -------
Commercial Mortgage Services - 6.8%
   Bear Stearns Commercial Mortgage Securities,
     Series 2003-PWR2, Class A4,
     5.19%, 5/11/39                                               545      546
   Bear Stearns Commercial Mortgage Securities,
     Series 2005-PWR9, Class A2,
     4.74%, 9/11/42                                               640      633
   Chase Manhattan Bank-First Union National
     Bank, Series 1999-1, Class A2,
     7.44%, 8/15/31                                               175      183
   Commercial Mortgage Acceptance Corp.,
     Series 1998-C2, Class A3,
     6.04%, 9/15/30                                               410      413
   Commercial Mortgage Acceptance Corp.,
     Series 1999-C1, Class A2,
     7.03%, 6/15/31                                               306      316
   Commercial Mortgage Asset Trust,
     Series 1999-C1, Class A3,
     6.64%, 1/17/32                                               515      528
   Credit Suisse First Boston Mortgage Securities
     Corp., Series 2002-CKN2, Class A3,
     6.13%, 4/15/37                                               120      125

              NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT 2 EQUITY PORTFOLIOS

EQUITY PORTFOLIOS

SCHEDULE OF INVESTMENTS

BALANCED PORTFOLIO (continued)

                                                          PRINCIPAL
                                                           AMOUNT   VALUE
                                                           (000S)   (000S)
                                                          --------- -------
    ASSET-BACKED SECURITIES - 8.4% - CONTINUED

    Commercial Mortgage Services - 6.8% - (continued)
       Credit Suisse First Boston Mortgage Securities
         Corp., Series 2004-C5, Class A2,
         4.18%, 11/15/37                                    $445    $   434
       DLJ Commercial Mortgage Corp.,
         Series 1998-CF2, Class A1B,
         6.24%, 11/12/31                                     231        234
       DLJ Commercial Mortgage Corp.,
         Series 1999-CG1, Class A1B,
         6.46%, 3/10/32                                      205        209
       First Union National Bank Commercial
         Mortgage, Series 2002-C1, Class A2,
         6.14%, 2/12/34                                      545        568
       GMAC Commercial Mortgage Securities, Inc.,
         Series 1999-C1, Class A2,
         6.18%, 5/15/33                                       47         48
       GMAC Commercial Mortgage Securities, Inc.,
         Series 2002-C3, Class A2,
         4.93%, 7/10/39                                      200        198
       Greenwich Capital Commercial Funding Corp.,
         Series 2003-C2, Class A4,
         4.92%, 1/5/36                                       545        537
       Greenwich Capital Commercial Funding Corp.,
         Series 2005-GG3, Class A2,
         4.31%, 8/10/42                                      150        147
       JP Morgan Chase Commercial Mortgage
         Securities Corp., Series 2003-C1, Class A1,
         4.28%, 1/12/37                                      140        137
       JP Morgan Chase Commercial Mortgage
         Securities Corp., Series 2005-LDP1, Class A2,
         4.63%, 3/15/46                                      150        148
       LB Commercial Conduit Mortgage Trust,
         Series 1998-C1, Class A3,
         6.48%, 2/18/30                                      286        287
       LB-UBS Commercial Mortgage Trust,
         Series 2001-C3, Class A2,
         6.37%, 12/15/28                                     545        571
       LB-UBS Commercial Mortgage Trust,
         Series 2005-C3, Class A2,
         4.55%, 7/15/30                                      441        434
       LB-UBS Commercial Mortgage Trust,
         Series 2005-C5, Class A2,
         4.89%, 9/15/30                                      305        303
       Merrill Lynch Mortgage Trust,
         Series 2004-BPC1, Class A2,
         4.07%, 10/12/41                                     305        298
       Morgan Stanley Capital I,
         Series 2003-IQ6, Class A4,
         4.97%, 12/15/41                                    $415    $   410
       Morgan Stanley Capital I,
         Series 2003-T11, Class A4,
         5.15%, 6/13/41                                      635        635
       Morgan Stanley Dean Witter Capital I,
         Series 2001-TOP3, Class A4,
         6.39%, 7/15/33                                      635        664
                                                                    -------
                                                                      9,006
                                                                    -------
    Credit Card - 0.0%
       Citibank Credit Card Issuance Trust,
         Series 2003-A8, Class A8,
         3.50%, 8/16/10                                       65         63
    Total Asset-Backed Securities
    (Cost $ 11,227)                                                  11,120

    CORPORATE BONDS - 9.0%

    Aerospace/Defense - 0.2%
       L-3 Communications Corp.,
         7.63%, 6/15/12                                      200        207

    Banks - 0.1%
       RBS Capital Trust III,
         5.51%, 9/29/49                                      130        130

    Diversified Financial Services - 4.1%
       Allstate Life Global Funding Trusts,
         4.50%, 5/29/09                                      315        312
       American General Finance Corp.,
         5.38%, 10/1/12                                      265        268
       ANZ Capital Trust, /(1) (2)/
         4.48%, 1/29/49                                      210        205
       Caterpillar Financial Services Corp.,
         4.15%, 1/15/10 +                                    270        264
       Citigroup, Inc.,
         5.00%, 9/15/14                                      230        226
       General Electric Capital Corp.,
         5.88%, 2/15/12 +                                    945        979
       Goldman Sachs Group, Inc.,
         5.63%, 1/15/17 +                                    160        160
       HSBC Finance Corp.
         5.25%, 1/15/14 +                                    390        390

EQUITY PORTFOLIOS 3 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

                                                  FEBRUARY 28, 2007 (UNAUDITED)

                                                               PRINCIPAL
                                                                AMOUNT   VALUE
                                                                (000S)   (000S)
                                                               --------- ------
CORPORATE BONDS - 9.0% - CONTINUED

Diversified Financial Services - 4.1% - (continued)
   International Lease Finance Corp.
     5.35%, 3/1/12                                               $340    $  342
   JP Morgan Chase & Co.,
     5.75%, 1/2/13                                                420       432
   Lehman Brothers Holdings, Inc.,
     5.25%, 2/6/12                                                205       206
   Merrill Lynch & Co., Inc.,
     6.05%, 5/16/16 +                                             255       265
   Morgan Stanley,
     5.63%, 1/9/12                                                400       408
   Nelnet, Inc.,
     5.13%, 6/1/10 +                                              220       215
   Residential Capital Corp.,
     6.38%, 6/30/10                                               390       393
   Swiss Re Capital I LP, /(1)(2)/
     6.85%, 5/29/49 +                                             120       127
   USB Realty Corp., /(1)(2)/
     6.09%, 12/22/49                                              200       204
                                                                         ------
                                                                          5,396
                                                                         ------
Electric - 0.5%
   AES (The) Corp.,
     9.50%, 6/1/09 +                                              240       255
   Edison Mission Energy,
     7.73%, 6/15/09                                               190       196
   Public Service Electric & Gas,
     4.00%, 11/1/08                                               255       250
                                                                         ------
                                                                            701
                                                                         ------
Healthcare - Services - 0.3%
   HCA, Inc., /(1)/
     9.13%, 11/15/14 +                                            150       160
   UnitedHealth Group, Inc.
     4.88%, 3/15/15                                               250       243
                                                                         ------
                                                                            403
                                                                         ------
Holding Companies - Diversified - 0.2%
   Kansas City Southern Railway,
     9.50%, 10/1/08                                               245       256

Insurance - 0.4%
   Genworth Financial, Inc.,
     6.15%, 11/15/66                                              180       181
   Lincoln National Corp.,
     7.00%, 5/17/66 +                                             155       166
   Protective Life Secured Trust,
     4.85%, 8/16/10 +                                            $185    $  184
                                                                         ------
                                                                            531
                                                                         ------
Media - 0.5%
   Charter Communications Operating LLC/Charter
     Communications Operating Capital, /(1)/
     8.00%, 4/30/12                                               210       220
   Comcast Corp.,
     4.95%, 6/15/16 +                                             215       207
   Time Warner, Inc.,
     5.88%, 11/15/16                                              295       301
                                                                         ------
                                                                            728
                                                                         ------
Oil & Gas - 0.8%
   Chesapeake Energy Corp.,
     7.50%, 6/15/14 +                                             150       157
   Devon Financing Corp. ULC,
     6.88%, 9/30/11                                               200       213
   Premcor Refining Group (The), Inc.,
     9.50%, 2/1/13                                                110       119
     6.75%, 5/1/14                                                340       355
   XTO Energy, Inc.,
     5.30%, 6/30/15 +                                             265       261
                                                                         ------
                                                                          1,105
                                                                         ------
Oil & Gas Services - 0.1%
   Dresser-Rand Group, Inc.,
     7.38%, 11/1/14 +                                             170       173

Pipelines - 0.5%
   Consolidated Natural Gas Co.,
     5.00%, 3/1/14                                                290       284
   Kinder Morgan Energy Partners LP
     6.00%, 2/1/17                                                165       169
   Williams Cos., Inc.,
     8.13%, 3/15/12 +                                             180       195
                                                                         ------
                                                                            648
                                                                         ------
Real Estate Investment Trusts - 0.3%
   iStar Financial, Inc.,
     5.88%, 3/15/16                                               150       151
   Simon Property Group LP,
     5.25%, 12/1/16                                               205       203
                                                                         ------
                                                                            354
                                                                         ------

              NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT 4 EQUITY PORTFOLIOS

EQUITY PORTFOLIOS

SCHEDULE OF INVESTMENTS

BALANCED PORTFOLIO (continued)

                                                              PRINCIPAL
                                                               AMOUNT   VALUE
                                                               (000S)   (000S)
                                                              --------- -------
CORPORATE BONDS - 9.0% - CONTINUED
Retail - 0.2%
   Home Depot, Inc.,
     5.40%, 3/1/16 +                                           $  210   $   207

Telecommunications - 0.8%
   Embarq Corp.,
     7.08%, 6/1/16 +                                              170       176
   Sprint Capital Corp.,
     6.90%, 5/1/19                                                165       173
   Verizon of New England, Inc.,
     6.50%, 9/15/11                                               670       699
                                                                        -------
                                                                          1,048
                                                                        -------
Total Corporate Bonds
(Cost $ 11,834)                                                          11,887

FOREIGN ISSUER BONDS - 1.4%

Banks - 0.5%
   Lloyds TSB Group PLC, /(1)(2)/
     6.27%, 12/31/49                                              410       413
   Shinsei Finance Cayman Ltd., /(1)(2)/
     6.42%, 1/29/49                                               290       294
                                                                        -------
                                                                            707
                                                                        -------
Diversified Financial Services - 0.3%
   MUFG Capital Finance 1 Ltd.,
     6.35%, 7/29/16                                               230       239
   SMFG Preferred Capital USD 1 Ltd., /(1) (2)/
     6.08%, 1/29/49                                               125       126
                                                                        -------
                                                                            365
                                                                        -------
Insurance - 0.4%
   Allied World Assurance Holdings Ltd. of
     Bermuda,
     7.50%, 8/1/16                                                135       148
   AXA S.A., /(1) (2)/
     6.46%, 12/31/49                                              235       233
   Catlin Insurance Co. Ltd., /(1)/
     7.25%, 12/31/49                                              160       164
                                                                        -------
                                                                            545
                                                                        -------
Telecommunications - 0.2%
   Telefonos de Mexico S.A. de CV,
     4.75%, 1/27/10                                            $  280   $   277

Total Foreign Issuer Bonds
(Cost $ 1,862)                                                            1,894

U.S. GOVERNMENT AGENCIES - 8.2% /(3)/

Fannie Mae - 1.4%
     3.25%, 8/15/08                                               695       679
   Pool #840577,
     5.00%, 10/1/20                                             1,182     1,167
                                                                        -------
                                                                          1,846
                                                                        -------
Federal Home Loan Bank - 2.1%
     5.00%, 10/16/09                                            2,820     2,817
Freddie Mac - 1.8%
     5.25%, 10/6/11                                             1,785     1,783
     5.25%, 2/24/11                                               530       531
                                                                        -------
                                                                          2,314
                                                                        -------
Freddie Mac Gold - 2.9%
   Pool #A51296,
     6.00%, 8/1/36                                              2,069     2,089
   Pool #A53650,
     5.50%, 11/1/36                                             1,705     1,692
                                                                        -------
                                                                          3,781
                                                                        -------
Total U.S. Government Agencies
(Cost $ 10,737)                                                          10,758

U.S. GOVERNMENT OBLIGATIONS - 3.2%

U.S. Treasury Notes - 3.2%
     3.63%, 4/30/07 +                                             433       432
     4.75%, 12/31/08 +                                          2,000     2,003
     4.63%, 12/31/11 +                                            165       166
     4.63%, 2/15/17 +                                           1,629     1,638
                                                                        -------
                                                                          4,239
                                                                        -------
Total U.S. Government Obligations
(Cost $ 4,226)                                                            4,239

EQUITY PORTFOLIOS 5 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

                                                  FEBRUARY 28, 2007 (UNAUDITED)

                                                            NUMBER     VALUE
                                                           OF SHARES   (000S)
                                                          ----------- --------
INVESTMENT COMPANIES - 13.0%

   Northern Institutional Funds - Liquid Assets
     Portfolio /(4)/                                       15,481,634 $ 15,481
   Standard & Poor's Depository Receipts Trust,
     Series 1 +                                                11,650    1,642
Total Investment Companies
(Cost $ 16,978)                                                         17,123

                                                           PRINCIPAL
                                                            AMOUNT     VALUE
                                                            (000S)     (000S)
                                                          ----------- --------
SHORT-TERM INVESTMENT - 4.2%
   ING Bank, Amsterdam,
     Eurodollar Time Deposit,
     5.36%, 3/1/07                                        $     5,492    5,492

Total Short-Term Investment
(Cost $ 5,492)                                                           5,492

Total Investments - 110.9%
(Cost $ 137,277)                                                       146,336

   Liabilities less Other Assets - (10.9)%                             (14,433)
                                                                      --------
NET ASSETS - 100.0%                                                   $131,903
--------
(1) Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(2) Restricted security that has been deemed illiquid. At February 28, 2007, the value of these restricted illiquid securities amounted to approximately $1,602,000 or 1.2% of net assets. Additional information on each holding is as follows:

                                                                    ACQUISITION
                                                     ACQUISITION       COST
SECURITY                                                DATE          (000S)
--------                                           ---------------- -----------
ANZ Capital Trust,
4.48%, 1/29/49                                              9/21/06    $204
AXA S.A.,
6.46%, 12/31/49                                             12/7/06     235
Lloyds TSB Group PLC,
6.27%, 12/31/49                                    11/6/06-01/26/07     408
Shinsei Finance Cayman Ltd.,
6.42%, 1/29/49                                      2/16/06-2/17/06     292
SMFG Preferred Capital USD 1 Ltd.,
6.08%, 1/29/49                                             12/13/06     125
Swiss Re Capital 1 LP,
6.85%, 5/29/49                                               5/4/06     120
USB Realty Corp.,
6.09%, 12/22/49                                             1/19/07     202

(3) The obligations of certain U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury.
(4) Investment relates to cash collateral received from portfolio securities loaned.

*   Non-Income Producing Security

+   Security is either wholly or partially on loan.

Federal Tax Information:

At February 28, 2007, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments                                       $137,277

Gross tax appreciation of investments                                 $ 10,590
Gross tax depreciation of investments                                   (1,531)
                                                                      --------
Net tax appreciation of investments                                   $  9,059
                                                                      --------

              NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT 6 EQUITY PORTFOLIOS

MONEY MARKET PORTFOLIOS
SCHEDULE OF INVESTMENTS
DIVERSIFIED ASSETS PORTFOLIO
FEBRUARY 28, 2007 (UNAUDITED)


                                                             PRINCIPAL
                                                              AMOUNT    VALUE
                                                              (000S)    (000S)
                                                             --------- --------
ASSET-BACKED NOTES - 4.3%

Auto Receivables - 1.0%
Capital One Auto Finance Trust, Series 2007-A, Class A1,
5.32%, 2/15/08                                                $30,000  $ 30,000
Capital One Prime Auto Receivables Trust, Series 2006-2,
  Class A1,
5.33%, 10/15/07                                                10,060    10,060
Ford Credit Auto Owner Trust, Series 2006-B, Class A1, /(1)/
5.43%, 9/15/07                                                  9,135     9,135
Ford Credit Auto Owner Trust, Series 2006-C, Class A1, /(1)/
5.36%, 12/15/07                                                48,250    48,250
Honda Auto Receivables Auto Owner Trust, Series 2006-2,
  Class A1,
5.43%, 8/21/07                                                  3,956     3,956
Nissan Auto Receivables Owner Trust, Series 2006-C, Class
  A1,
5.49%, 8/15/07                                                  6,232     6,232
USAA Auto Owner Trust, FRN, Series 2006-4, Class A1,
5.34%, 12/13/07                                                24,866    24,866
Wachovia Auto Loan Owner Trust, Series 2006-1, Class A1,
  /(1)/
5.39%, 10/19/07                                                 6,570     6,570
                                                                       --------
                                                                        139,069
                                                                       --------
International Receivables - 3.2%
Granite Master Issuer PLC, FRN, Series 2006-3, Class A4,
5.30%, 3/20/07                                                 80,000    80,000
Holmes Financing PLC, FRN, Series 10A, Class 1A, /(1)/
5.29%, 3/15/07                                                 33,000    33,000
Holmes Master Issuer PLC, FRN, Series 2006-1A, Class 1A,
  /(1)/
5.30%, 3/15/07                                                 48,000    48,000
Interstar Millennium Trust, FRN, Series 2006-2GA, Class A1,
  /(1)/
5.30%, 3/27/07                                                 59,454    59,454
Mound Financing PLC, FRN, Series 5A, Class 1A, /(1)/
5.29%, 3/8/07                                                  31,000    31,000
Paragon Mortgages PLC, FRN, Series 12A, Class A1, /(1)/
5.30%, 3/15/07                                                 46,220    46,220
Paragon Mortgages PLC, FRN, Series 13A, Class A1, /(1)/
5.31%, 3/15/07                                                 34,466    34,466
Permanent Financing PLC, FRN, Series 9A, Class 1A, /(1)/
5.29%, 3/12/07                                                 35,000    35,000
Permanent Master Issuer PLC, FRN, Series 2006-1, Class 1A,
5.30%, 3/15/07                                                 55,000    55,000
Permanent Master Issuer PLC, FRN, Series 2007-1, Class 1A,
5.31%, 3/1/07                                                  20,000    20,000
                                                                       --------
                                                                        442,140
                                                                       --------
Other Receivables - 0.1%
Caterpillar Financial Asset Trust, Series 2006-A, Class A1,
5.45%, 6/25/07                                                  1,909     1,909
CNH Equipment Trust, Series 2006-B, Class A1,
5.39%, 10/5/07                                                 16,736    16,736
                                                                       --------
                                                                         18,645
                                                                       --------
Total Asset-Backed Notes (Cost $599,854)                                599,854
                                                                       --------

        MONEY MARKET PORTFOLIOS 1 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

MONEY MARKET PORTFOLIOS
SCHEDULE OF INVESTMENTS
DIVERSIFIED ASSETS PORTFOLIO (continued)
FEBRUARY 28, 2007 (UNAUDITED)


                                                             PRINCIPAL
                                                              AMOUNT    VALUE
                                                              (000S)    (000S)
-                                                            --------- --------
CERTIFICATES OF DEPOSIT - 20.7%

Domestic Depository Institutions - 2.2%
American Express Centurion Bank,
5.34%, 6/19/07                                                $85,000  $ 85,000
Comerica Bank, FRCD,
5.30%, 3/26/07                                                 60,000    60,003
Suntrust Bank, FRCD,
5.27%, 3/14/07                                                 22,000    21,998
Washington Mutual Bank, FRCD,
5.34%, 5/18/07                                                 58,000    58,000
5.34%, 5/25/07                                                 70,000    70,000
Washington Mutual Bank, FA, Stockton, California,
5.75%, 7/5/07                                                  10,000    10,010
                                                                       --------
                                                                        305,011
                                                                       --------
Foreign Depository Institutions - 18.5%
Banco Bilbao Vizcaya Argentaria,
5.30%, 3/16/07                                                 65,000    65,000
5.31%, 4/12/07                                                 60,000    60,000
Bank of Nova Scotia, FRCD,
5.27%, 3/30/07                                                 30,000    29,994
Barclays Bank, London Branch,
5.14%, 3/14/07                                                 25,000    25,000
5.38%, 5/2/07                                                  50,000    50,000
Barclays Bank, New York Branch,
5.32%, 4/9/07                                                  55,000    55,000
5.35%, 1/22/08                                                 25,000    25,000
BNP Paribas, London Branch,
5.11%, 3/7/07                                                  50,000    50,000
5.41%, 5/21/07                                                 85,000    85,000
5.30%, 7/10/07                                                 25,000    25,000
5.26%, 9/17/07                                                 35,000    35,000
5.30%, 9/21/07                                                 75,000    75,000
Canadian Imperial Bank of Commerce, New York Branch,
5.39%, 3/1/07, FRCD                                            80,000    80,000
5.38%, 6/4/07                                                  30,000    30,000
5.35%, 7/17/07                                                 45,000    45,000
Credit Agricole, London Branch,
5.10%, 3/6/07                                                  35,000    35,000
5.38%, 5/2/07                                                  49,000    49,000
5.37%, 5/25/07                                                 50,000    50,000
5.35%, 6/22/07                                                 50,000    50,000
5.30%, 7/10/07                                                 35,000    35,000
Credit Industriale et Commercial, New York Branch,
5.31%, 5/29/07                                                 30,000    30,000
Credit Suisse First Boston, New York Branch,
5.34%, 4/19/07                                                 52,000    52,000
5.40%, 6/4/07                                                  28,000    28,000
5.30%, 1/14/08                                                 50,000    50,000
5.33%, 1/16/08                                                 73,000    73,000
Deutsche Bank, London Branch,
5.34%, 3/1/07, FRCD                                            95,000    95,000
5.42%, 5/21/07                                                 45,000    45,000
5.36%, 10/19/07                                                50,000    50,000
Deutsche Bank, New York Branch,
5.13%, 3/12/07                                                 15,000    15,000
5.25%, 10/3/07                                                 40,000    39,982

        MONEY MARKET PORTFOLIOS 2 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

MONEY MARKET PORTFOLIOS
SCHEDULE OF INVESTMENTS
DIVERSIFIED ASSETS PORTFOLIO (continued)
FEBRUARY 28, 2007 (UNAUDITED)


                                                           PRINCIPAL
                                                            AMOUNT     VALUE
                                                            (000S)     (000S)
                                                           --------- ----------
CERTIFICATES OF DEPOSIT - 20.7% - CONTINUED

Foreign Depository Institutions - 18.5% - (continued)
Fortis Bank, New York Branch,
5.32%, 6/25/07                                              $30,000  $   30,000
HBOS Treasury Services, London Branch,
5.31%, 3/27/07                                               35,000      35,000
5.65%, 6/26/07                                               29,000      29,000
5.41%, 9/20/07                                               69,000      69,000
HBOS Treasury Services, New York Branch,
5.38%, 6/1/07                                                25,000      25,000
5.22%, 12/17/07                                              50,000      50,000
Intensa Sanpaolo S.P.A., London Branch,
5.31%, 5/15/07                                               60,000      60,000
Lloyds Bank, New York Branch,
5.30%, 10/9/07                                               75,000      75,000
National Bank of Canada, New York Branch,
5.36%, 1/22/08                                               40,000      40,000
Nordea Bank Finland, New York Branch,
5.15%, 3/14/07                                               24,000      24,000
Royal Bank of Canada, New York Branch,
5.37%, 10/25/07                                              75,000      75,000
Royal Bank of Scotland, New York Branch,
5.26%, 3/7/07, FRCD                                          46,300      46,284
5.31%, 4/23/07                                               40,000      40,000
Societe Generale, London Branch,
5.36%, 5/11/07                                               30,000      30,000
5.36%, 7/17/07                                               35,000      35,000
5.26%, 9/17/07                                               47,000      47,000
5.32%, 10/2/07                                               50,000      50,000
5.30%, 1/2/08                                                30,000      30,000
5.30%, 1/3/08                                                42,500      42,500
Societe Generale, New York Branch, FRCD,
5.39%, 3/1/07                                                50,000      50,002
Toronto Dominion Bank, New York Branch,
5.41%, 6/4/07                                                30,000      30,000
5.54%, 6/18/07                                               48,000      48,000
5.71%, 7/9/07                                                31,500      31,500
5.51%, 8/3/07                                                22,000      22,008
Unicredito Italiano, London Branch,
5.31%, 7/9/07                                                45,000      45,000
5.33%, 7/10/07                                               87,000      87,000
Unicredito Italiano, New York Branch,
5.40%, 3/14/07                                               20,000      20,000
                                                                     ----------
                                                                      2,598,270
                                                                     ----------
Total Certificates of Deposit (Cost $2,903,281)                       2,903,281
                                                                     ----------

COMMERCIAL PAPER - 29.2%
Auto Receivables - 1.3%
FCAR1 Owner Trust,
5.23%, 4/27/07                                               20,200      20,033
Ford Credit Floorplan Master Owner Trust A,
Motown Funding LLC, Series 2002, /(1)/
5.29%, 3/12/07                                               50,000      49,919
5.30%, 3/22/07                                               20,000      19,938
5.30%, 4/23/07                                               40,000      39,688

        MONEY MARKET PORTFOLIOS 3 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

MONEY MARKET PORTFOLIOS
SCHEDULE OF INVESTMENTS
DIVERSIFIED ASSETS PORTFOLIO (continued)
FEBRUARY 28, 2007 (UNAUDITED)


                                                             PRINCIPAL
                                                              AMOUNT    VALUE
                                                              (000S)    (000S)
                                                             --------- --------
COMMERCIAL PAPER - 29.2% - CONTINUED

Auto Receivables - 1.3% - (continued)
New Center Asset Trust,
5.28%, 4/4/07                                                 $46,700  $ 46,467
                                                                       --------
                                                                        176,045
                                                                       --------
Bank Holding Companies - 0.5%
Citigroup Funding, Inc.,
5.27%, 3/21/07                                                 70,000    69,795
                                                                       --------
Collateralized Loan Obligation - 0.3%
Simba Funding Corp.,
5.28%, 3/22/07                                                 40,000    39,877
                                                                       --------
Credit Card Master Trusts - 2.0%
BA Credit Card Trust, Emerald Certificates, /(1)/
5.28%, 3/5/07                                                  16,000    15,991
5.27%, 3/14/07                                                 21,000    20,960
5.27%, 4/5/07                                                  30,000    29,846
5.27%, 4/17/07                                                 50,000    49,656
Citibank Credit Card Master Trust, Dakota Certificates,
5.26%, 3/12/07                                                 18,050    18,021
5.27%, 3/16/07                                                 29,000    28,936
5.27%, 3/21/07                                                 20,000    19,941
5.26%, 4/5/07                                                  50,000    49,744
5.26%, 5/7/07                                                  42,000    41,589
                                                                       --------
                                                                        274,684
                                                                       --------
Multi-Seller Conduits - 18.5%
Amstel Funding Corp.,
5.18%, 3/26/07                                                 76,738    76,462
5.17%, 3/28/07                                                 45,000    44,825
5.21%, 4/16/07                                                 50,000    49,667
5.22%, 4/17/07                                                 31,223    31,010
5.18%, 5/25/07                                                 46,000    45,438
5.20%, 6/20/07                                                 65,000    63,959
Amsterdam Funding,
5.26%, 3/14/07                                                 55,000    54,896
Atlantic Asset Securitization Corp.,
5.28%, 3/16/07                                                  5,945     5,932
Barton Capital Corp.,
5.27%, 3/6/07 /(1)/                                            50,000    49,963
5.27%, 3/14/07                                                 54,000    53,897
Cedar Springs Capital Co.,
5.27%, 3/6/07                                                  20,358    20,343
5.27%, 3/9/07                                                  20,282    20,258
5.28%, 3/16/07                                                 14,619    14,587
5.28%, 3/26/07                                                 27,109    27,010
5.28%, 4/5/07                                                  44,024    43,798
5.25%, 4/11/07                                                 37,279    37,056
Chariot Funding LLC,
5.27%, 3/14/07 /(1)/                                           46,419    46,331
5.27%, 3/16/07                                                 50,000    49,890
5.27%, 3/21/07                                                 23,050    22,983
Charta Corp.,
5.27%, 3/5/07                                                  13,900    13,892
5.26%, 3/15/07                                                 40,000    39,918

        MONEY MARKET PORTFOLIOS 4 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

MONEY MARKET PORTFOLIOS
SCHEDULE OF INVESTMENTS
DIVERSIFIED ASSETS PORTFOLIO (continued)
FEBRUARY 28, 2007 (UNAUDITED)


                                                             PRINCIPAL
                                                              AMOUNT    VALUE
                                                              (000S)    (000S)
                                                             --------- --------
COMMERCIAL PAPER - 29.2% - CONTINUED

Multi-Seller Conduits - 18.5% - (continued)
Concord Minuteman Capital Co., /(1)/
5.25%, 5/22/07                                               $ 31,676  $ 31,297
Corporate Receivables Corp.,
5.27%, 3/6/07                                                  10,000     9,993
5.26%, 3/7/07                                                  25,000    24,978
5.26%, 3/15/07                                                 30,000    29,939
Crown Point Capital Co., /(1)/
5.28%, 3/7/07                                                  75,000    74,934
5.30%, 3/8/07, FRCP                                            38,000    37,998
5.28%, 3/14/07                                                 20,080    20,042
Fairway Finance Corp.,
5.28%, 3/26/07, FRCP                                          100,000    99,997
5.25%, 4/12/07                                                 20,000    19,878
Gemini Securitization,
5.26%, 3/14/07                                                 10,000     9,981
5.27%, 3/16/07                                                 25,000    24,945
5.28%, 3/21/07                                                 85,000    84,751
5.26%, 4/23/07                                                 15,000    14,884
George Street Financing LLC, /(1)/
5.27%, 3/13/07                                                 14,989    14,963
5.28%, 3/28/07                                                 24,294    24,198
Gotham Funding Corp., /(1)/
5.30%, 3/2/07                                                  30,000    29,996
5.28%, 3/5/07                                                  20,000    19,988
5.28%, 3/20/07                                                 40,000    39,889
5.28%, 3/26/07                                                 15,125    15,070
Legacy Capital LLC, /(1)/
5.27%, 3/26/07, FRCP                                           30,000    29,999
5.21%, 5/18/07                                                 20,000    19,774
5.20%, 7/6/07                                                  65,000    63,809
Lexington Parker Capital,
5.27%, 3/1/07, FRCP                                            75,000    74,992
5.26%, 3/5/07                                                  50,888    50,858
5.27%, 3/5/07, FRCP                                           133,500   133,489
5.28%, 3/12/07 /(1)/                                          100,000    99,839
5.31%, 4/5/07, FRCP                                            80,000    79,998
5.25%, 4/17/07 /(1)/                                           10,000     9,931
Liberty Street Funding Co.,
5.27%, 3/22/07                                                 38,500    38,382
5.28%, 3/26/07                                                 30,000    29,890
5.27%, 3/27/07                                                 25,000    24,905
Park Avenue Receivables, /(1)/
5.27%, 3/16/07                                                 36,344    36,264
Sheffield Receivables Corp.,
5.26%, 5/18/07                                                 23,000    22,738
Thames Asset Global Securitization, /(1)/
5.28%, 3/12/07                                                 20,000    19,968
5.28%, 3/15/07                                                 24,000    23,951
Tulip Funding Corp.,
5.28%, 3/30/07                                                100,000    99,575
Variable Funding Capital, FRCP,
5.28%, 3/1/07                                                  30,000    30,000

        MONEY MARKET PORTFOLIOS 5 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

MONEY MARKET PORTFOLIOS
SCHEDULE OF INVESTMENTS
DIVERSIFIED ASSETS PORTFOLIO (continued)
FEBRUARY 28, 2007 (UNAUDITED)


                                                           PRINCIPAL
                                                            AMOUNT     VALUE
                                                            (000S)     (000S)
                                                           --------- ----------
COMMERCIAL PAPER - 29.2% - CONTINUED

Multi-Seller Conduits - 18.5% - (continued)
Variable Funding,
5.27%, 3/20/07                                              $70,000  $   69,805
Versailles,
5.28%, 3/16/07                                               25,000      24,945
5.28%, 3/20/07 /(1)/                                         57,000      56,841
5.28%, 3/26/07 /(1)/                                         25,000      24,908
Victory Receivables Corp.,
5.28%, 3/15/07                                               30,000      29,938
5.28%, 3/20/07                                               23,793      23,727
5.28%, 3/29/07                                               30,000      29,877
                                                                     ----------
                                                                      2,588,239
                                                                     ----------
Other Receivables - 0.7%
Thornburg Mortgage Capital Resources, /(1)/
5.30%, 3/1/07                                                50,000      50,000
5.29%, 3/8/07                                                10,000       9,990
5.29%, 3/12/07                                               20,000      19,968
5.29%, 3/27/07                                               25,000      24,904
                                                                     ----------
                                                                        104,862
                                                                     ----------
Single Seller Conduits - 0.4%
Picaros Funding LLC,
5.28%, 3/27/07                                               50,000      49,810
                                                                     ----------
Structured Investment Vehicles - 5.5%
Aquifer Funding LLC,
5.28%, 3/7/07                                                31,000      30,973
Beta Finance, Inc.,
5.17%, 3/29/07                                               51,000      50,795
Cullinan Finance Corp., /(1)/
5.27%, 3/21/07                                               75,000      74,780
Deer Valley Funding LLC, /(1)/
5.28%, 3/5/07                                                25,000      24,985
5.28%, 3/19/07                                               25,315      25,248
5.28%, 3/26/07                                               50,000      49,817
5.28%, 3/28/07                                               27,000      26,893
5.28%, 3/29/07                                               30,000      29,877
Grampian Funding Ltd.,
5.20%, 5/16/07                                               41,000      40,550
Links Finance LLC,
5.27%, 3/16/07                                               25,000      24,945
Mane Funding Corp.,
5.28%, 3/19/07                                               13,129      13,094
North Sea Funding LLC,
5.27%, 3/1/07                                                19,993      19,993
5.25%, 5/25/07                                               40,000      39,504
5.25%, 6/1/07                                                30,000      29,598
Perry Global Funding LLC,
5.26%, 3/16/07                                               13,627      13,597
Sigma Finance, Inc., /(1)/
5.19%, 5/8/07                                                50,000      49,510
Solitaire Funding LLC,
5.27%, 3/15/07                                               20,000      19,959


        MONEY MARKET PORTFOLIOS 6 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

MONEY MARKET PORTFOLIOS
SCHEDULE OF INVESTMENTS
DIVERSIFIED ASSETS PORTFOLIO (continued)
FEBRUARY 28, 2007 (UNAUDITED)


                                                           PRINCIPAL
                                                            AMOUNT     VALUE
                                                            (000S)     (000S)
                                                           --------- ----------
COMMERCIAL PAPER - 29.2% - CONTINUED

Structured Investment Vehicles - 5.5% - (continued)
Whistlejacket Capital Ltd., /(1)/
5.28%, 3/13/07                                             $ 33,210  $   33,152
5.27%, 4/4/07                                                61,192      60,887
White Pine Finance LLC, /(1)/
5.28%, 3/5/07, FRCP                                          55,000      54,998
5.28%, 3/12/07, FRCP                                         22,000      21,999
5.28%, 3/30/07                                               43,107      42,924
                                                                     ----------
                                                                        778,078
                                                                     ----------
Total Commercial Paper (Cost $4,081,390)                              4,081,390
                                                                     ----------
CORPORATE NOTES/BONDS - 20.9%
Bank Holding Companies - 1.0%
HSBC U.S.A., Inc., FRN,
5.32%, 3/15/07                                               30,000      30,000
Wachovia Bank, N.A., FRN,
5.36%, 3/1/07                                                41,000      41,012
Wachovia Corp., FRN,
5.44%, 4/23/07                                               69,750      69,781
                                                                     ----------
                                                                        140,793
                                                                     ----------
Domestic Depository Institutions - 3.6%
American Express Bank, FSB, FRN,
5.29%, 3/8/07                                                75,000      75,000
5.29%, 3/27/07                                               80,000      79,998
American Express Centurion, FRN,
5.40%, 3/16/07                                               25,000      25,018
5.32%, 3/19/07                                               39,000      39,010
5.41%, 3/19/07                                               18,250      18,258
5.31%, 3/22/07                                               48,000      48,000
Bank of America, N.A., FRN,
5.28%, 3/1/07                                                50,000      50,000
Marshall & Ilsley Bank, MTN,
5.16%, 12/17/07                                             115,000     114,864
National City Bank Cleveland, FRN,
5.34%, 4/4/07                                                19,250      19,250
Washington Mutual Bank, FRN,
5.40%, 5/16/07                                               40,000      40,017
                                                                     ----------
                                                                        509,415
                                                                     ----------
Foreign Depository Institutions - 3.8%
Australia and New Zealand Banking Group, FRN, /(1)/
5.34%, 3/5/07                                                80,000      80,000
5.32%, 3/7/07                                                20,000      20,000
5.32%, 3/23/07                                               25,000      25,000
Nordea Bank Finland, New York, FRN, /(1)/
5.33%, 3/12/07                                               83,290      83,290
Royal Bank of Canada, FRN,
5.37%, 3/12/07                                               28,000      28,000
Royal Bank of Scotland PLC, FRN, /(1)/
5.31%, 3/21/07                                               75,000      75,000
UBS AG, Stamford,
5.40%, 11/28/07                                             118,000     118,000
Westpac Banking Corp., FRN,
5.39%, 3/12/07                                               20,000      20,000

        MONEY MARKET PORTFOLIOS 7 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

MONEY MARKET PORTFOLIOS
SCHEDULE OF INVESTMENTS
DIVERSIFIED ASSETS PORTFOLIO (continued)
FEBRUARY 28, 2007 (UNAUDITED)


                                                             PRINCIPAL
                                                              AMOUNT    VALUE
                                                              (000S)    (000S)
                                                             --------- --------
CORPORATE NOTES/BONDS - 20.9% - CONTINUED

Foreign Depository Institutions - 3.8% - (continued)
Westpac Banking Corp., New York, FRN, /(1)/ /(2)/
5.30%, 3/6/07                                                $ 78,000  $ 78,000
                                                                       --------
                                                                        527,290
                                                                       --------
Insurance Carriers - 1.7%
Allstate Life Global Funding II, FRN, /(1)/
5.41%, 3/16/07                                                 30,000    30,000
Genworth Global Funding, FRN, /(1)/
5.31%, 3/12/07                                                 43,000    43,000
ING Verzekeringen NV, FRN, /(1)/
5.29%, 3/5/07                                                  63,000    63,000
MET Life Global Funding I, FRN, /(1)/
5.41%, 3/15/07                                                 55,000    55,000
5.31%, 3/22/07                                                 50,000    50,000
                                                                       --------
                                                                        241,000
                                                                       --------
Non-Depository Personal Credit - 1.7%
General Electric Capital Corp., FRN,
5.45%, 3/9/07                                                  48,000    48,007
5.28%, 3/26/07                                                 83,000    83,000
Household Finance Corp., FRN,
5.41%, 3/1/07                                                  30,000    30,003
HSBC Finance Corp., FRN,
5.33%, 3/6/07                                                  35,000    35,000
5.35%, 3/26/07                                                 40,000    40,000
                                                                       --------
                                                                        236,010
                                                                       --------
Paper and Allied Products - 0.3%
Kimberly-Clark, /(1)/
5.26%, 12/19/07                                                35,000    35,000
                                                                       --------
Security and Commodity Brokers - 3.5%
Bear Stearns Co., Inc., FRN,
5.40%, 3/5/07                                                  25,000    25,000
Lehman Brothers Holdings, FRN,
5.47%, 3/22/07                                                120,000   120,000
5.33%, 5/28/07                                                 23,000    23,000
Merrill Lynch & Co., FRN, MTN,
5.40%, 3/5/07                                                  55,000    55,000
5.57%, 3/12/07                                                 43,000    43,009
5.30%, 3/26/07                                                 30,000    30,000
5.29%, 3/27/07                                                 25,000    25,000
5.33%, 5/29/07                                                 15,000    15,000
Morgan Stanley, FRN,
5.38%, 3/15/07                                                 30,000    30,000
5.41%, 3/27/07                                                120,000   120,002
                                                                       --------
                                                                        486,011
                                                                       --------
Structured Investment Vehicles - 5.0%
Cullinan Finance Corp., /(1)/
5.31%, 3/12/07, FRN                                            55,000    54,991
5.28%, 3/26/07, FRN                                            50,000    49,999
5.28%, 3/26/07, FRN                                            30,000    29,998
5.32%, 4/10/07, FRN                                            40,000    39,993
5.34%, 10/10/07                                                40,000    40,000

        MONEY MARKET PORTFOLIOS 8 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

MONEY MARKET PORTFOLIOS
SCHEDULE OF INVESTMENTS
DIVERSIFIED ASSETS PORTFOLIO (continued)
FEBRUARY 28, 2007 (UNAUDITED)


                                                           PRINCIPAL
                                                            AMOUNT     VALUE
                                                            (000S)     (000S)
                                                           --------- ----------
CORPORATE NOTES/BONDS - 20.9% - CONTINUED

Structured Investment Vehicles - 5.0% - (continued)
Five Finance, FRN, /(1)/
5.27%, 3/15/07                                             $ 20,000  $   20,000
5.33%, 3/15/07                                               30,000      29,998
Links Finance LLC, FRN, MTN, /(1)/
5.30%, 3/7/07                                                20,000      20,000
5.29%, 3/15/07                                               63,000      62,999
5.28%, 3/26/07                                               25,000      24,999
5.32%, 4/10/07                                               25,000      25,000
5.32%, 4/11/07                                               22,000      22,000
5.32%, 4/16/07                                               20,000      19,999
Sigma Finance, Inc., FRN,
5.46%, 3/1/07 /(1)/                                          55,000      54,995
5.32%, 3/15/07 /(1)/                                         35,000      35,000
5.35%, 4/10/07 /(1)/ /(2)/                                   14,000      14,001
5.45%, 10/29/07 /(1)/                                        60,000      60,000
Whistlejacket Capital LLC, FRN, MTN, /(1)/
5.32%, 3/15/07                                               25,000      25,000
5.31%, 3/20/07                                               25,000      25,001
White Pine Finance, FRN,
5.32%, 3/15/07 /(1)/ /(2)/                                   32,000      32,003
5.28%, 3/26/07 /(1)/                                         20,000      19,998
                                                                     ----------
                                                                        705,974
                                                                     ----------
Transportation Equipment - 0.3%
American Honda Finance, FRN, /(1)/
5.38%, 3/7/07                                                27,000      27,000
5.47%, 5/23/07                                               19,500      19,511
                                                                     ----------
                                                                         46,511
                                                                     ----------
Total Corporate Notes/Bonds (Cost $2,928,004)                         2,928,004
                                                                     ----------
EURODOLLAR TIME DEPOSITS - 8.4%
Domestic Depository Institutions - 3.8%
Citibank, Nassau,
5.34%, 3/1/07                                                89,652      89,652
Citibank, Toronto,
5.34%, 3/5/07                                                50,000      50,000
HSBC Bank PLC, London,
5.36%, 3/1/07                                               119,840     119,840
Manufacturers and Traders Trust Co.,
5.35%, 3/1/07                                               240,000     240,000
Regions Bank, Grand Cayman,
5.33%, 3/1/07                                                32,992      32,992
                                                                     ----------
                                                                        532,484
                                                                     ----------
Foreign Depository Institutions - 4.6%
ABN AMRO Bank, Amsterdam,
5.34%, 3/1/07                                               175,000     175,000
Banco Santander Centrale, Madrid,
5.34%, 4/4/07                                                27,000      27,000
Danske Bank, Copenhagen, Denmark,
5.34%, 3/1/07                                               200,000     200,000
KBC Bank, Paris,
5.33%, 5/17/07                                               68,000      68,000

        MONEY MARKET PORTFOLIOS 9 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

MONEY MARKET PORTFOLIOS
SCHEDULE OF INVESTMENTS
DIVERSIFIED ASSETS PORTFOLIO (continued)
FEBRUARY 28, 2007 (UNAUDITED)


                                                           PRINCIPAL
                                                            AMOUNT     VALUE
                                                            (000S)     (000S)
                                                           --------- ----------
EURODOLLAR TIME DEPOSITS - 8.4% - CONTINUED

Foreign Depository Institutions - 4.6% - (continued)
National Bank of Canada, Montreal,
5.34%, 3/29/07                                             $100,000  $  100,000
Northern Rock PLC, Newcastle,
5.32%, 5/15/07                                               20,000      20,000
Royal Bank of Canada, Toronto, Canada,
5.30%, 4/23/07                                               50,000      50,000
                                                                     ----------
                                                                        640,000
                                                                     ----------
Total Eurodollar Time Deposits (Cost $1,172,484)                      1,172,484
                                                                     ----------
MUNICIPAL INVESTMENTS - 1.1%
Administration of Environmental and Housing Programs -
  0.3%
Florida Housing Finance Corp., Taxable Revenue Bonds,
  Series 2002A,
Affordable Housing (AMBAC Insured),
5.29%, 3/8/07                                                 6,600       6,600
State of Texas G.O. Taxable,
Veterans' Land Refunding Bonds, Series 2000,
5.32%, 3/8/07                                                20,000      20,000
State of Texas G.O. Taxable VRDB,
Veterans' Land Refunding Bonds, Series 2002,
5.32%, 3/8/07                                                 9,750       9,750
                                                                     ----------
                                                                         36,350
                                                                     ----------
Amusement and Recreation Services - 0.0%
Downtown Marietta, Georgia, Development Authority
Taxable Revenue Bonds, Series A, Conference Center
  Project,
5.39%, 3/8/07                                                 1,000       1,000
HealthTrack Sports and Wellness, Taxable,
Series 1997 (JPMorgan Chase Bank LOC),
5.36%, 3/8/07                                                 3,290       3,290
                                                                     ----------
                                                                          4,290
                                                                     ----------
Executive, Legislative and General Government - 0.5%
Colorado Housing Finance Authority Taxable Revenue Bonds,
Single Family Mortgage, Class I C-1 2006,
5.36%, 3/8/07                                                30,600      30,600
Cook County, Illinois, G.O. Taxable Bonds, Series 2002A,
5.34%, 3/8/07                                                20,600      20,600
Cook County, Illinois, G.O. Taxable Bonds, Series 2004D,
5.34%, 3/8/07                                                15,000      15,000
                                                                     ----------
                                                                         66,200
                                                                     ----------
Miscellaneous Retail - 0.1%
Macon-Bibb County, Georgia, IDR, Taxable Revenue Bonds,
Bass Pro Outdoor World LLC (General Electric Capital
  Corp. LOC), /(1)/
5.32%, 3/8/07                                                13,000      13,000
Real Estate - 0.0%
Alaska Industrial Development and Export Authority Taxable
Revenue Bonds, Series 1988, Labar Property Lot 5 Project
(Bank of America N.A. LOC),
5.52%, 3/8/07                                                   861         861
Specialty Hospitals - 0.0%
Arizona State University Taxable Revenue Bonds, Series
  2004B,
Nanotechnology Research Project (MBIA Insured),
5.30%, 3/8/07                                                 1,600       1,600


       MONEY MARKET PORTFOLIOS 10 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

MONEY MARKET PORTFOLIOS
SCHEDULE OF INVESTMENTS
DIVERSIFIED ASSETS PORTFOLIO (continued)
FEBRUARY 28, 2007 (UNAUDITED)


                                                             PRINCIPAL
                                                              AMOUNT    VALUE
                                                              (000S)    (000S)
                                                             --------- --------
MUNICIPAL INVESTMENTS - 1.1% - CONTINUED

Student Loans - 0.1%
Illinois Student Assistance Commission Student Loan VRDB
  Taxable,
Series D (Bank of America N.A. LOC),
5.30%, 3/8/07                                                $ 11,000  $ 11,000
Water Services - 0.1%
Los Angeles, California, Department of Water and
Power Waterworks Taxable VRDB, Series B-1,
5.30%, 3/8/07                                                  20,500    20,500
                                                                       --------
Total Municipal Investments (Cost $153,801)                             153,801
                                                                       --------
U.S. GOVERNMENT AGENCIES - 0.3% /(3)/
Freddie Mac - 0.3%
FHLMC Notes,
4.25%, 4/5/07                                                  12,700    12,690
5.35%, 12/19/07                                                35,000    35,000
                                                                       --------
Total U.S. Government Agencies (Cost $47,690)                            47,690
                                                                       --------
REPURCHASE AGREEMENTS - 15.8%
(Colld. at a minimum of 102%) /(4)/
Joint Repurchase Agreements - 1.5%
Bank of America Securities LLC, dated 2/28/07, repurchase
  price $72,086
5.25%, 3/1/07                                                  72,075    72,075
Morgan Stanley & Co., Inc., dated 2/28/07, repurchase price
  $48,057
5.26%, 3/1/07                                                  48,051    48,051
Societe Generale, New York Branch, dated 2/28/07,
  repurchase price $24,029
5.26%, 3/1/07                                                  24,025    24,025
UBS Securities LLC, dated 2/28/07, repurchase price $72,086
5.25%, 3/1/07                                                  72,075    72,075
                                                                       --------
                                                                        216,226
                                                                       --------
(Colld. at a minimum of 102%) /(5)/
Repurchase Agreements - 14.3%
Bank of America N.A., dated 2/28/07, repurchase price
  $265,039
5.33%, 3/1/07                                                 265,000   265,000
Bank of America Securities LLC, dated 2/28/07, repurchase
  price $130,019
5.32%, 3/1/07                                                 130,000   130,000
Bank of America Securities LLC, dated 2/28/07, repurchase
  price $95,014
5.33%, 3/1/07                                                  95,000    95,000
Citigroup Global Markets, Inc., dated 2/28/07, repurchase
  price $415,062
5.34%, 3/1/07                                                 415,000   415,000
Credit Suisse First Boston Corp., dated 2/28/07, repurchase
  price $995,147
5.33%, 3/1/07                                                 995,000   995,000

       MONEY MARKET PORTFOLIOS 11 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

MONEY MARKET PORTFOLIOS
SCHEDULE OF INVESTMENTS
DIVERSIFIED ASSETS PORTFOLIO (continued)
FEBRUARY 28, 2007 (UNAUDITED)


                                                         PRINCIPAL
                                                          AMOUNT      VALUE
                                                          (000S)      (000S)
                                                         --------- -----------
REPURCHASE AGREEMENTS - 15.8% - CONTINUED
(Colld. at a minimum of 102%) /(5)/
Repurchase Agreements - 14.3% - (continued)
Goldman Sachs & Co., dated 2/28/07, repurchase price
  $50,007
5.35%, 3/1/07                                             $50,000  $    50,000
Lehman Brothers, Inc., dated 2/28/07, repurchase price
  $50,007
5.32%, 3/1/07                                              50,000       50,000
                                                                     2,000,000
                                                                   -----------
Total Repurchase Agreements (Cost $2,216,226)                        2,216,226
                                                                   -----------
Total Investments - 100.7% (Cost $14,102,730) /(6)/                 14,102,730
                                                                   -----------
Liabilities Less Other Assets - (0.7)%                                (105,061)
                                                                   -----------
NET ASSETS - 100.0%                                                $13,997,669
                                                                   -----------

(1) Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(2) Restricted security that has been deemed illiquid. At February 28, 2007, the value of these restricted illiquid securities amounted to approximately $124,004,000 or 0.9% of net assets. Additional information on each restricted illiquid security is as follows:

                                                                    ACQUISITION
                                                        ACQUISITION    COST
SECURITY                                                   DATE       (000S)
--------                                                ----------- -----------
Sigma Finance, Inc., FRN,
5.35%, 4/10/07                                             1/4/07     $14,001
Westpac Banking Corp., New York, FRN,
5.30%, 3/6/07                                            11/21/06      78,000
White Pine Finance, FRN,
5.32%, 3/15/07                                            2/15/07      32,003

(3)The obligations of certain U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury.
(4)The nature and terms of the collateral received for the joint repurchase agreements are as follows:

NAME                                           COUPON RATES    MATURITY DATES
----                                          -------------- ------------------
U.S. Treasury Bonds                           2.00% - 11.75% 11/15/12 - 4/15/29
U.S. Treasury Notes                            1.88% - 2.00%  7/15/13 - 1/15/14

(5) The nature and terms of the collateral received for the repurchase agreements are as follows:

                                                    COUPON         MATURITY
NAME                                                RATES           DATES
----                                             ------------- ----------------
FNMA                                             4.18% - 6.55%  6/1/13 - 2/1/37
FHLMC                                            4.00% - 9.00% 3/17/08 - 2/1/37

(6)  The cost for federal income tax purposes was $14,102,730.

       MONEY MARKET PORTFOLIOS 12 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

MONEY MARKET PORTFOLIOS
ABBREVIATIONS AND OTHER INFORMATION
DIVERSIFIED ASSETS PORTFOLIO (continued)
FEBRUARY 28, 2007 (UNAUDITED)


With respect to the Schedule of Investments, the percentage shown for each investment category reflects the value of investments in that category as a percentage of the net assets.

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted notes, or, for floating rate securities, the current reset rate.

Maturity dates represent either the stated date on the security or the next interest reset/puttable date for floating and variable rate securities.

Interest rates are reset daily and interest is payable monthly with respect to all joint repurchase agreements.

EXPLANATION OF ABBREVIATIONS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS

AMBAC American Municipal Bond Assurance Corporation

Colld. Collateralized

FHLMC Federal Home Loan Mortgage Corp.

FNMA Federal National Mortgage Association

FRCD Floating Rate Certificates of Deposit

FRCP Floating Rate Commercial Paper

FRN Floating Rate Notes

FSB Federal Savings Bank

G.O. General Obligation

IDR Industrial Development Revenue

LOC Letter of Credit

MBIA Municipal Bond Insurance Association

MTN Medium Term Notes

VRDB Variable Rate Demand Bonds

       MONEY MARKET PORTFOLIOS 13 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

MONEY MARKET PORTFOLIOS
SCHEDULE OF INVESTMENTS
GOVERNMENT PORTFOLIO
FEBRUARY 28, 2007 (UNAUDITED)


                                                             PRINCIPAL
                                                              AMOUNT    VALUE
                                                              (000S)    (000S)
                                                             --------- --------
U.S. GOVERNMENT AGENCIES - 70.3% /(1)/

Fannie Mae - 20.3%
FNMA Discount Notes,
5.20%, 3/1/07                                                $ 20,000  $ 20,000
5.21%, 3/8/07                                                 120,000   119,878
5.15%, 3/14/07                                                 40,000    39,926
5.19%, 4/2/07                                                  65,000    64,706
5.20%, 4/2/07                                                  75,000    74,653
5.20%, 5/1/07                                                  30,000    29,736
5.20%, 6/1/07                                                  30,000    29,601
4.89%, 10/26/07                                                20,000    19,351
FNMA FRN,
5.20%, 3/28/07                                                 50,000    49,987
FNMA Notes,
3.63%, 3/15/07                                                 30,000    29,980
2.35%, 4/5/07                                                   8,280     8,257
5.25%, 4/15/07                                                 25,000    24,998
4.00%, 5/23/07                                                101,471   101,165
4.38%, 9/7/07                                                   8,625     8,585
                                                                       --------
                                                                        620,823
                                                                       --------
Federal Farm Credit Bank - 10.8%
FFCB Discount Notes,
4.98%, 4/13/07                                                 15,000    14,911
4.83%, 11/2/07                                                 25,000    24,175
FFCB FRN,
5.16%, 3/1/07                                                  50,000    49,974
5.23%, 3/1/07                                                  40,000    39,999
5.19%, 3/12/07                                                 25,000    24,997
5.20%, 3/19/07                                                 85,000    84,994
5.18%, 3/22/07                                                 25,000    24,995
5.19%, 3/25/07                                                 25,000    24,998
5.18%, 3/31/07                                                 20,000    19,998
5.21%, 5/28/07                                                 20,000    19,991
                                                                       --------
                                                                        329,032
                                                                       --------
Federal Home Loan Bank - 20.7%
FHLB Bonds,
3.14%, 3/14/07                                                 30,000    29,978
2.63%, 5/15/07                                                100,000    99,471
3.13%, 8/15/07                                                 20,000    19,808
4.75%, 8/17/07                                                 15,000    14,966
4.88%, 8/22/07                                                 20,000    19,965
FHLB Discount Notes,
5.14%, 3/1/07                                                  50,000    50,000
5.14%, 3/7/07                                                  30,000    29,974
5.22%, 3/14/07                                                 60,000    59,887
5.17%, 3/16/07                                                 65,000    64,860
FHLB FRN,
5.18%, 3/6/07                                                  60,000    59,995
5.20%, 4/10/07                                                 20,000    19,993
5.20%, 4/24/07                                                 25,000    24,987
5.18%, 5/31/07                                                 30,000    29,984
FHLB Notes,
4.00%, 4/25/07                                                 17,000    16,968
4.50%, 5/11/07                                                 10,000     9,985
3.50%, 5/15/07                                                 10,000     9,965
4.88%, 5/15/07                                                 25,000    24,982
4.63%, 7/18/07                                                 45,000    44,890
                                                                       --------
                                                                        630,658
                                                                       --------


        MONEY MARKET PORTFOLIOS 1 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

MONEY MARKET PORTFOLIOS
SCHEDULE OF INVESTMENTS
GOVERNMENT PORTFOLIO (continued)
FEBRUARY 28, 2007 (UNAUDITED)


                                                           PRINCIPAL
                                                            AMOUNT     VALUE
                                                            (000S)     (000S)
                                                           --------- ----------
U.S. GOVERNMENT AGENCIES - 70.3% /(1) - /CONTINUED

Freddie Mac - 18.5%
FHLMC Discount Notes,
5.00%, 4/13/07                                             $ 30,000  $   29,820
5.07%, 7/23/07                                               20,000      19,595
5.09%, 8/31/07                                               65,000      63,320
5.10%, 9/20/07                                               60,000      58,276
4.89%, 10/16/07                                              50,000      48,445
FHLMC FRN,
5.22%, 3/17/07                                              110,000     109,983
5.24%, 3/19/07                                              125,000     124,999
5.23%, 4/6/07                                                35,000      34,995
FHLMC Notes,
3.75%, 3/15/07                                               10,000       9,994
4.88%, 3/15/07                                                4,550       4,550
4.25%, 4/5/07                                                13,500      13,487
4.50%, 4/18/07                                               15,000      14,984
3.38%, 8/23/07                                                3,800       3,766
4.63%, 10/5/07                                               20,000      19,931
4.38%, 11/16/07                                              10,000       9,938
                                                                     ----------
                                                                        566,083
                                                                     ----------
Total U.S. Government Agencies (Cost $2,146,596)                      2,146,596
                                                                     ----------
REPURCHASE AGREEMENTS - 30.7%
(Colld. at a minimum of 102%) /(2)/
Joint Repurchase Agreements - 5.7%
Bank of America Securities LLC, dated 2/28/07, repurchase
  price $58,349
5.25%, 3/1/07                                                58,341      58,341
Morgan Stanley & Co., Inc., dated 2/28/07, repurchase
  price $38,900
5.26%, 3/1/07                                                38,893      38,893
Societe Generale, New York Branch, dated 2/28/07,
  repurchase price $19,450
5.26%, 3/1/07                                                19,447      19,447
UBS Securities LLC, dated 2/28/07, repurchase price
  $58,349
5.25%, 3/1/07                                                58,341      58,341
                                                                     ----------
                                                                        175,022
                                                                     ----------
(Colld. at a minimum of 102%) /(3) /
Repurchase Agreements - 25.0%
Bank of America, N.A., dated 2/28/07, repurchase price
  $150,022
5.33%, 3/1/07                                               150,000     150,000
Citigroup Global Markets, Inc., dated 2/28/07, repurchase
  price $100,015
5.34%, 3/1/07                                               100,000     100,000
Credit Suisse First Boston Corp., dated 2/28/07,
  repurchase price $50,007
5.33%, 3/1/07                                                50,000      50,000
Lehman Brothers, Inc., dated 2/28/07, repurchase price
  $61,150
5.32%, 3/1/07                                                61,141      61,141
UBS Securities LLC, dated 2/28/07, repurchase price
  $400,058
5.26%, 3/1/07                                               400,000     400,000
                                                                     ----------
                                                                        761,141
                                                                     ----------
Total Repurchase Agreements (Cost $936,163)                             936,163

        MONEY MARKET PORTFOLIOS 2 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

MONEY MARKET PORTFOLIOS
SCHEDULE OF INVESTMENTS
GOVERNMENT PORTFOLIO (continued)
FEBRUARY 28, 2007 (UNAUDITED)

Total Investments - 101.0% (Cost $3,082,759) /(4)/                   3,082,759
                                                                    ----------
Liabilities less Other Assets - (1.0)%                                 (30,937)
                                                                    ----------
NET ASSETS - 100.0%                                                 $3,051,822
                                                                    ----------
--------
(1) The obligations of certain U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury.
(2) The nature and terms of the collateral received for the joint repurchase agreements are as follows:

NAME                                           COUPON RATES    MATURITY DATES
----                                          -------------- ------------------
U.S. Treasury Bonds                           2.00% - 11.75% 11/15/12 - 4/15/29
U.S. Treasury Notes                            1.88% - 2.00%  7/15/13 - 1/15/14

(3) The nature and terms of the collateral received for the repurchase agreements are as follows:

                                                    COUPON         MATURITY
NAME                                                RATES           DATES
----                                             ------------- ----------------
FNMA                                             4.54% - 6.55%  9/1/13 - 8/1/35
FHLMC                                            0.00% - 5.34% 3/1/23 - 8/15/36
GNMA                                                     0.00%          7/20/34

(4)The cost for federal income tax purposes was $3,082,759.


        MONEY MARKET PORTFOLIOS 3 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

MONEY MARKET PORTFOLIOS
ABBREVIATIONS AND OTHER INFORMATION
GOVERNMENT PORTFOLIO (continued)
FEBRUARY 28, 2007 (UNAUDITED)

With respect to the Schedule of Investments, the percentage shown for each investment category reflects the value of investments in that category as a percentage of the net assets.

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted notes, or, for floating rate securities, the current reset rate.

Maturity dates represent either the stated date on the security or the next interest reset/puttable date for floating and variable rate securities.

Interest rates are reset daily and interest is payable monthly with respect to all joint repurchase agreements.

EXPLANATION OF ABBREVIATIONS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS

Colld. Collateralized

FFCB Federal Farm Credit Bank

FHLB Federal Home Loan Bank

FHLMC Federal Home Loan Mortgage Corp.

FNMA Federal National Mortgage Association

FRN Floating Rate Notes

        MONEY MARKET PORTFOLIOS 4 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

MONEY MARKET PORTFOLIOS
SCHEDULE OF INVESTMENTS
GOVERNMENT SELECT PORTFOLIO
FEBRUARY 28, 2007 (UNAUDITED)


                                                           PRINCIPAL
                                                            AMOUNT     VALUE
                                                            (000S)     (000S)
                                                           --------- ----------
U.S. GOVERNMENT AGENCIES - 100.1% - /(1)/

Federal Farm Credit Bank - 32.0%
FFCB Discount Notes,
5.14%, 3/1/07                                              $200,000  $  200,000
5.09%, 3/5/07                                                55,000      54,969
5.13%, 3/7/07                                                68,408      68,350
5.11%, 3/13/07                                               20,000      19,966
5.14%, 3/30/07                                               44,000      43,818
5.07%, 4/9/07                                                40,000      39,780
5.06%, 4/11/07                                               75,000      74,568
5.15%, 4/27/07                                                5,070       5,029
5.26%, 5/4/07                                                50,000      49,532
5.05%, 5/9/07                                                20,000      19,806
5.05%, 5/22/07                                               10,000       9,885
5.09%, 6/13/07                                               35,590      35,067
5.10%, 6/21/07                                               60,000      59,049
5.07%, 7/3/07                                                24,000      23,581
5.07%, 7/5/07                                                40,990      40,262
4.89%, 10/15/07                                              20,000      19,381
4.83%, 11/2/07                                               26,000      25,142
4.99%, 11/8/07                                               22,029      21,260
FFCB FRN,
5.16%, 3/1/07                                                70,000      69,963
5.18%, 3/1/07                                               120,000     120,000
5.19%, 3/1/07                                                50,000      49,998
5.23%, 3/1/07                                                50,000      49,998
5.20%, 3/4/07                                                40,000      40,000
5.19%, 3/12/07                                               55,000      54,995
5.20%, 3/19/07                                               75,000      74,995
5.25%, 3/19/07                                               75,000      74,994
5.18%, 3/22/07                                              160,000     159,966
5.18%, 3/24/07                                               40,000      40,000
5.19%, 3/25/07                                               45,000      44,997
5.19%, 3/26/07                                               75,000      74,993
5.18%, 3/31/07                                               55,000      54,994
5.21%, 5/28/07                                               40,000      39,983
                                                                     ----------
                                                                      1,759,321
                                                                     ----------
Federal Home Loan Bank - 67.4%
FHLB Bonds,
3.14%, 3/14/07                                              120,000     119,912
4.30%, 3/19/07                                               13,140      13,134
5.00%, 4/3/07                                                10,000       9,999
2.63%, 5/15/07                                              117,000     116,382
5.13%, 6/1/07                                                30,000      29,987
3.13%, 8/15/07                                               20,000      19,811
6.50%, 8/15/07                                               20,000      20,106
5.13%, 9/7/07                                                22,155      22,136
4.25%, 9/26/07                                                7,950       7,905

        MONEY MARKET PORTFOLIOS 1 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

MONEY MARKET PORTFOLIOS
SCHEDULE OF INVESTMENTS
GOVERNMENT SELECT PORTFOLIO (continued)
FEBRUARY 28, 2007 (UNAUDITED)


                                                         PRINCIPAL
                                                          AMOUNT      VALUE
                                                          (000S)      (000S)
                                                         ---------- ----------
U.S. GOVERNMENT AGENCIES - 100.1% /(1) - /CONTINUED

Federal Home Loan Bank - 67.4% - (continued)
FHLB Discount Notes,
5.14%, 3/1/07                                            $1,112,306 $1,112,306
5.13%, 3/2/07                                               114,800    114,784
5.18%, 3/2/07                                               100,000     99,985
5.14%, 3/7/07                                                31,400     31,373
5.15%, 3/7/07                                                12,990     12,979
5.21%, 3/8/07                                               150,000    149,848
5.14%, 3/9/07                                                50,000     49,943
5.15%, 3/14/07                                               84,300     84,143
5.22%, 3/14/07                                              190,000    189,642
5.17%, 3/16/07                                               21,700     21,653
5.14%, 3/21/07                                               47,000     46,867
5.19%, 3/21/07                                               80,000     79,769
5.20%, 3/21/07                                               35,800     35,697
5.21%, 3/23/07                                              126,900    126,496
5.15%, 3/28/07                                               50,000     49,807
5.21%, 3/28/07                                               89,900     89,549
5.01%, 4/4/07                                                80,000     79,622
5.08%, 7/5/07                                                20,000     19,644
FHLB FRN,
5.18%, 3/6/07                                               150,000    149,987
5.20%, 4/10/07                                              113,000    112,959
5.20%, 4/24/07                                               50,000     49,974
5.18%, 5/31/07                                               65,000     64,964
FHLB Notes,
5.00%, 3/20/07                                               50,000     49,995
4.00%, 4/25/07                                              144,500    144,211
4.25%, 5/8/07                                                95,000     94,829
5.13%, 5/10/07                                               25,700     25,692
4.50%, 5/11/07                                               68,000     67,903
4.88%, 5/15/07                                               79,765     79,701
3.63%, 6/20/07                                               10,000      9,951
4.63%, 7/18/07                                              100,000     99,756
                                                                    ----------
                                                                     3,703,401
                                                                    ----------
Tennessee Valley Authority - 0.7%
Tennessee Valley Authority Discount Notes,
5.11%, 3/15/07                                               11,786     11,763
5.13%, 4/12/07                                               25,000     24,850
                                                                    ----------
                                                                        36,613
                                                                    ----------
Total U.S. Government Agencies (Cost $5,499,335)                     5,499,335
                                                                    ----------
Total Investments - 100.1% (Cost $5,499,335)                         5,499,335
                                                                    ----------
Liabilities less Other Assets - (0.1)%                                  (3,635)
                                                                    ----------
NET ASSETS - 100.0%                                                 $5,495,700
                                                                    ----------
--------
(1) The obligations of certain U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury.
(2)  The cost for federal income tax purposes was $5,499,335.

        MONEY MARKET PORTFOLIOS 2 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

MONEY MARKET PORTFOLIOS
ABBREVIATIONS AND OTHER INFORMATION
GOVERNMENT SELECT PORTFOLIO (continued)
FEBRUARY 28, 2007 (UNAUDITED)

With respect to the Schedule of Investments, the percentage shown for each investment category reflects the value of investments in that category as a percentage of the net assets.

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted notes, or, for floating rate securities, the current reset rate.

Maturity dates represent either the stated date on the security or the next interest reset/puttable date for floating and variable rate securities.

EXPLANATION OF ABBREVIATIONS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS

FFCB Federal Farm Credit Bank

FHLB Federal Home Loan Bank

FRN Floating Rate Notes

        MONEY MARKET PORTFOLIOS 3 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

MONEY MARKET PORTFOLIOS
SCHEDULE OF INVESTMENTS
TAX-EXEMPT PORTFOLIO
FEBRUARY 28, 2007 (UNAUDITED)


                                                                                     PRINCIPAL
                                                                                      AMOUNT   VALUE
                                                                                      (000S)   (000S)
                                                                                     --------- -------
MUNICIPAL INVESTMENTS - 94.6%
Alabama - 0.5%
Jefferson County Obligation School Warrant Revenue Bonds,
Series 2005B (AMBAC Insured),
3.69%, 3/8/07                                                                         $2,835   $ 2,835

Arizona - 2.0%
Arizona Health Facilities Authority Revenue VRDB,
Series A, Banner Health (MBIA Insured),
3.51%, 3/8/07                                                                          2,795     2,795
Salt River Project Agricultural Improvement and Power District
Revenue Bonds, Citigroup Eagle Series 2006-14, /(1)/
3.71%, 3/8/07                                                                          2,300     2,300
Salt River Project Agricultural Improvement and Power District
Revenue Bonds, Floater Series 2006-81TP, /(1)/
3.69%, 3/8/07                                                                          7,440     7,440
                                                                                               -------
                                                                                                12,535
                                                                                               -------
California - 2.4%
California State Department of Water Resources and Power Supply Revenue VRDB,
Series 2002C-4 (JPMorgan Chase Bank LOC),
3.49%, 3/8/07                                                                          3,300     3,300
California State G.O., Kindergarten-University,
Series 2004A-8 (Citibank N.A. LOC),
3.50%, 3/8/07                                                                          5,000     5,000
Series 2004A-9 (Citibank N.A. LOC),
3.58%, 3/8/07                                                                          4,200     4,200
San Francisco City and County Redevelopment Agency Multifamily Housing Revenue VRDB,
Series 1985A, Bayside Village Project (JPMorgan Chase Bank LOC),
3.43%, 3/8/07                                                                          2,300     2,300
                                                                                               -------
                                                                                                14,800
                                                                                               -------
Colorado - 3.0%
Colorado Educational and Cultural Facilities Authority Revenue VRDB,
Series 2005, Kent Denver School Project (Bank of New York LOC),
3.70%, 3/8/07                                                                          4,950     4,950
Colorado Health Facilities Authority Revenue Refunding VRDB,
Covenant Retirement (LaSalle Bank N.A. LOC),
3.65%, 3/8/07                                                                          5,700     5,700
Greenwood Village G.O. Refunding VRDB, Series 2003,
City of Fiddlers Business Improvement District (U.S. Bank N.A. LOC),
3.78%, 3/8/07                                                                          2,800     2,800
Park Creek Metropolitan District Revenue Bonds,
Merrill Lynch P-Floats 157 (Danske Bank Gtd.), /(1)/ /(2)/
3.68%, 2/14/08                                                                         5,000     5,000
                                                                                               -------
                                                                                                18,450
                                                                                               -------
District of Columbia - 2.0%
District of Columbia Revenue VRDB, Series 2001,
Henry J. Kaiser Foundation,
3.69%, 3/8/07                                                                          1,200     1,200
District of Columbia Water and Sewer Revenue Bonds,
Citicorp Eagle Trust 8121A (FSA Corp. Insured), /(1)/
3.71%, 3/8/07                                                                          7,000     7,000
District of Columbia Water and Sewer Revenue Bonds,
Series 1998, Citibank Eagle Trust 985201 (FSA Corp. Insured), /(1)/
3.71%, 3/8/07                                                                          4,200     4,200
                                                                                               -------
                                                                                                12,400
                                                                                               -------
Florida - 5.5%
Florida Gas Utility Revenue VRDB, Series 2006,
Gas Supply Project Number 2-A-2,
3.65%, 3/8/07                                                                          1,100     1,100

        MONEY MARKET PORTFOLIOS 1 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

MONEY MARKET PORTFOLIOS
SCHEDULE OF INVESTMENTS
TAX-EXEMPT PORTFOLIO (continued)
FEBRUARY 28, 2007 (UNAUDITED)


                                                                             PRINCIPAL
                                                                              AMOUNT   VALUE
                                                                              (000S)   (000S)
                                                                             --------- -------
MUNICIPAL INVESTMENTS - 94.6% - CONTINUED
Florida - 5.5% - (continued)
Florida State Department of Transportation Revenue Bonds,
Series 2005-A22, Wachovia MERLOTS, /(1)/ /(2)/
3.65%, 5/15/07                                                                $12,425  $12,425
Highlands County Health Facilities Authority Revenue VRDB, Series 2000-A,
Adventist Health System Sunbelt (FGIC Insured),
3.65%, 3/8/07                                                                   2,500    2,500
Highlands County Health Facilities Authority Revenue VRDB,
Series 2003A, Adventist Health System Project (SunTrust Bank LOC),
3.68%, 3/8/07                                                                   1,600    1,600
Jacksonville Health Facilities Authority Hospital Revenue VRDB, Series 2001,
Baptist Medical Center Project (Wachovia Bank N.A. LOC),
3.60%, 3/1/07                                                                     200      200
Lee County IDA Healthcare Facilities Revenue VRDB,
Series 1999B, Shell Point Village Project (Bank of America N.A. LOC),
3.51%, 3/8/07                                                                   1,900    1,900
Lee County IDA Healthcare Facilities Revenue VRDB, Series 2002A,
Shell Point Village Project (Bank of America N.A. LOC),
3.51%, 3/8/07                                                                   2,360    2,360
Orange County IDA Revenue VRDB, Series 2002,
Catholic Diocese Project (SunTrust Bank LOC),
3.52%, 3/8/07                                                                   3,000    3,000
Palm Beach County Revenue VRDB, Series 2003,
Morse Obligation Group (KeyBank N.A. LOC),
3.67%, 3/8/07                                                                   8,605    8,605
                                                                                       -------
                                                                                        33,690
                                                                                       -------
Georgia - 3.1%
Georgia State G.O. Bonds,
Eagle Trust Series 97C1001, /(1)/
3.71%, 3/8/07                                                                     340      340
Macon-Bibb County Hospital Authority Revenue VRDB, Series 2003,
Revenue Anticipation Certificates
Medical Center of Central Georgia (SunTrust Bank LOC),
3.52%, 3/8/07                                                                   2,700    2,700
Macon Lease Revenue Refunding Bonds, Series 2004,
Bibb County School District Project (Bibb County Gtd.),
3.66%, 3/8/07                                                                   2,510    2,510
Municipal Electric Authority Revenue VRDB,
Series 1994C, Project One (FSA Corp. Insured),
3.45%, 3/8/07                                                                   6,470    6,470
Smyrna Housing Authority Multifamily Housing Revenue Bonds,
Series 1997, F& M Villages Project (FNMA Gtd.),
3.51%, 3/8/07                                                                   7,220    7,220
                                                                                       -------
                                                                                        19,240
                                                                                       -------
Illinois - 17.0%
Arlington Heights Multifamily Housing Revenue Refunding VRDB, Series 1997,
Dunton Tower Apartments Project (Marshall & Ilsley Bank LOC),
3.66%, 3/8/07                                                                   4,065    4,065
Chicago Board of Education G.O., Series A, Merrill P-Floats PA-617,
School Reform Board (FGIC Insured), /(1)/
3.73%, 3/8/07                                                                   4,995    4,995
Chicago Board of Education G.O. Variable Rate Certificates,
Series 2000A, School Reform Board (FGIC Insured), /(1)/
3.75%, 3/8/07                                                                   4,205    4,205
Chicago G.O. Refunding Bonds, Series 1998,
Citicorp Eagle Trust 981302 (FSA Corp. Insured), /(1)/
3.71%, 3/8/07                                                                   1,000    1,000

        MONEY MARKET PORTFOLIOS 2 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

MONEY MARKET PORTFOLIOS
SCHEDULE OF INVESTMENTS
TAX-EXEMPT PORTFOLIO (continued)
FEBRUARY 28, 2007 (UNAUDITED)


                                                                           PRINCIPAL
                                                                            AMOUNT    VALUE
                                                                            (000S)    (000S)
                                                                           --------- --------
MUNICIPAL INVESTMENTS - 94.6% - CONTINUED
Illinois - 17.0% - (continued)
City of Chicago G.O. VRDB, Series 2002-B,
3.68%, 3/8/07                                                               $ 3,700  $  3,700
Cook County Public Purpose Revenue VRDB, Series 1990,
Claretian Association Neighborhood Office, Inc. Project (FHLB LOC),
5.39%, 3/8/07                                                                 3,030     3,030
Illinois Development Finance Authority Economic Development Revenue Bonds,
Series 2003, Resurrection Center Project (Harris N.A. LOC),
3.65%, 3/8/07                                                                 4,910     4,910
Illinois Development Finance Authority Revenue Bonds, Series 2001,
YMCA of Metropolitan Chicago Project (Harris N.A. LOC),
3.55%, 3/8/07                                                                   500       500
Illinois Finance Authority Revenue Bonds,
Series 2006A, Chicago Christian (Fifth Third Bank LOC),
3.56%, 3/8/07                                                                10,655    10,655
Illinois Finance Authority Revenue Notes,
Jewish Charities (Harris N.A. LOC),
3.70%, 3/8/07                                                                 8,890     8,890
Illinois Finance Authority Revenue VRDB,
Series 2006B, Loyola University Health System (Harris N.A. LOC),
3.52%, 3/8/07                                                                   700       700
Illinois Health Facilities Authority Revenue Bonds, Series 1997,
Central Baptist Home for the Aged Project (Allied Irish Bank LOC),
3.67%, 3/8/07                                                                 9,300     9,300
Illinois Health Facilities Authority Revenue Bonds, Series 2003-B,
Advocate Healthcare Network,
3.60%, 1/4/08                                                                 9,505     9,505
Illinois International Port District Revenue Refunding VRDB, Series 2003
(LaSalle Bank N.A. LOC),
3.73%, 3/8/07                                                                 3,000     3,000
Illinois State G.O. Cash Flow Management Notes Certificates, Series 2007,
4.25%, 6/7/07                                                                 1,000     1,002
Illinois State G.O. VRDB, Series 2003B,
3.53%, 3/8/07                                                                 7,900     7,900
Illinois State Sales TRB,
Citigroup Series ROCS RR-II-R-4542,/ (1)/
3.70%, 3/8/07                                                                 3,930     3,930
Kane County Revenue Bonds, Series 1993,
Glenwood School for Boys (Harris N.A. LOC),
3.58%, 3/8/07                                                                 7,200     7,200
Morton Grove Cultural Facilities Revenue VRDB,
Series 2006, Holocaust Museum (LaSalle Bank N.A. LOC),
3.66%, 3/8/07                                                                 4,750     4,750
Peoria IDR Bonds, Series 1997,
Peoria Production Shop Project (JPMorgan Chase Bank LOC),
3.95%, 3/8/07                                                                   645       645
Rockford Revenue Bonds, Series 2002,
Wesley Willows Obligation (Marshall & Ilsley Bank LOC),
3.65%, 3/1/07                                                                 4,950     4,950
Will County Revenue VRDB, Series 2004,
Joliet Catholic Academy Project (Harris N.A. LOC),
3.76%, 3/8/07                                                                 6,250     6,250
                                                                                     --------
                                                                                      105,082
                                                                                     --------
Indiana - 6.0%
Indiana Bond Bank Revenue Notes, Series 2007A,
Advanced Funding Program Notes,
4.25%, 1/31/08                                                                5,000     5,027

        MONEY MARKET PORTFOLIOS 3 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

MONEY MARKET PORTFOLIOS
SCHEDULE OF INVESTMENTS
TAX-EXEMPT PORTFOLIO (continued)
FEBRUARY 28, 2007 (UNAUDITED)


                                                                                      PRINCIPAL
                                                                                       AMOUNT   VALUE
                                                                                       (000S)   (000S)
                                                                                      --------- -------
MUNICIPAL INVESTMENTS - 94.6% - CONTINUED
Indiana - 6.0% - (continued)
Indiana Development Finance Authority Revenue VRDB, Series 2002,
Indianapolis Museum of Art (JPMorgan Chase Bank LOC),
3.52%, 3/8/07                                                                          $1,600   $ 1,600
Indiana Health and Educational Facilities Financing Authority Hospital Revenue Bonds,
Merrill Lynch P-Floats 1405 (Merrill Lynch & Co. Gtd.), /(1)/
3.71%, 3/8/07                                                                           7,125     7,125
Indiana Health and Educational Facilities Finance Authority Revenue Bonds,
Series 2005A, Howard Regional Health System Project (Comerica Bank LOC),
3.69%, 3/1/07                                                                           1,000     1,000
Indiana Health Facility Financing Authority Revenue VRDB, Series 2000,
Senior Living Greencroft Project (LaSalle Bank N.A. LOC),
3.66%, 3/8/07                                                                           1,176     1,176
Indiana Health Facility Financing Authority Revenue VRDB, Series 2002B,
Fayette Memorial Hospital Association (Fifth Third Bank LOC),
3.69%, 3/1/07                                                                           3,100     3,100
Indiana Health Facility Financing Authority Revenue VRDB, Series 2004A,
Margaret Mary Community Hospital Project (Fifth Third Bank LOC),
3.69%, 3/1/07                                                                             800       800
Indiana Public Improvement Bond Bank Revenue VRDB, Series A,
ABN AMRO Munitops Certificate Trust Series 2002-7 (MBIA Insured), /(1)/
3.69%, 3/8/07                                                                           7,500     7,500
Perry Township Building Corp. Revenue Bonds, Series 2005,
ABN AMRO Munitops Certificate Trust 2005-6 (FSA Corp. Insured), /(1)/
3.70%, 3/8/07                                                                           9,810     9,810
                                                                                                -------
                                                                                                 37,138
                                                                                                -------
Iowa - 1.4%
Iowa Finance Authority Retirement Community Revenue Bonds,
Series 2003A, Deerfield Retirement (LaSalle Bank N.A. LOC),
3.65%, 3/8/07                                                                             400       400
Iowa Finance Authority Revenue VRDB, Series 2000,
YMCA and Rehab Center Project (Bank of America N.A. LOC),
3.72%, 3/8/07                                                                           2,200     2,200
Iowa Finance Authority Revenue VRDB, Series 2003A, St. Luke's Health
Foundation of Sioux City Project (General Electric Capital Corp. LOC),
3.67%, 3/8/07                                                                           3,100     3,100
Iowa Higher Education Loan Authority Revenue Bonds, Series 2002,
Luther College Project (U.S. Bank N.A. LOC),
3.65%, 3/8/07                                                                           3,000     3,000
Iowa Higher Education Loan Authority Revenue VRDB, Private College,
Series 2003, Des Moines University Project (Allied Irish Bank LOC),
3.69%, 3/1/07                                                                             200       200
                                                                                                -------
                                                                                                  8,900
                                                                                                -------
Kansas - 1.1%
Kansas Development Finance Authority Revenue VRDB,
Series 1998BB, Shalom Village Obligation Group (Citibank N.A. LOC),
3.65%, 3/8/07                                                                           5,600     5,600
Kansas State Department of Transportation Highway Revenue Bonds,
Series 2004C-1,
3.49%, 3/8/07                                                                             230       230
University of Kansas Hospital Authority Revenue VRDB,
KU Health Systems (Harris N.A. LOC),
3.64%, 3/1/07                                                                           1,210     1,210
                                                                                                -------
                                                                                                  7,040
                                                                                                -------
Kentucky - 0.5%
Fort Mitchell League of Cities Revenue VRDB, Series 2002A,
Trust Lease Program (U.S. Bank N.A. LOC),
3.69%, 3/8/07                                                                           2,250     2,250


        MONEY MARKET PORTFOLIOS 4 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

MONEY MARKET PORTFOLIOS
SCHEDULE OF INVESTMENTS
TAX-EXEMPT PORTFOLIO (continued)
FEBRUARY 28, 2007 (UNAUDITED)


                                                                               PRINCIPAL
                                                                                AMOUNT   VALUE
                                                                                (000S)   (000S)
                                                                               --------- -------
MUNICIPAL INVESTMENTS - 94.6% - CONTINUED
Kentucky - 0.5% - (continued)
Morehead League of Cities Revenue VRDB, Series 2004A,
Trust Lease Program (U.S. Bank N.A. LOC),
3.69%, 3/8/07                                                                   $   494  $   494
                                                                                         -------
                                                                                           2,744
                                                                                         -------
Louisiana - 2.7%
Jefferson Parish Hospital Revenue Refunding VRDB, Series 2004,
East Jefferson General Hospital (JPMorgan Chase Bank LOC),
3.73%, 3/8/07                                                                     1,900    1,900
Louisiana Public Facilites Authority Revenue VDRB, Series 2004,
Tiger Athletic Foundation Project (Regions Bank LOC),
3.65%, 3/8/07                                                                     9,600    9,600
Louisiana State Offshore Terminal Authority Deepwater Revenue Refunding Bonds,
Series 2003A, LOOP LLC Project (SunTrust Bank LOC),
3.63%, 3/1/07                                                                     5,200    5,200
                                                                                         -------
                                                                                          16,700
                                                                                         -------
Maryland - 2.1%
Baltimore County Revenue Bonds,
Merrill Lynch P-Floats MT 353, Catholic Health Initiatives, /(1)/
3.71%, 3/8/07                                                                    13,230   13,230
                                                                                         -------
Massachusetts - 1.2%
Massachusetts State Development Finance Agency VRDB, Series B-2,
Harvard University,
3.53%, 3/8/07                                                                       100      100
Massachusetts State G.O. Refunding VRDB,
Series 2001C,
3.63%, 3/8/07                                                                     5,500    5,500
Massachusetts State G.O. Refunding VRDB,
Series 2005A,
3.52%, 3/8/07                                                                     1,500    1,500
                                                                                         -------
                                                                                           7,100
                                                                                         -------
Michigan - 4.6%
Detroit School Building and Site Improvement G.O., Series 2002A,
ABN AMRO Munitops Certificate Trust, Series 2003-10 (FGIC Insured), /(1)/
3.67%, 3/8/07                                                                     4,495    4,495
Detroit Sewage Disposal System Senior Lien Revenue Refunding Bonds,
Series 2001E (FGIC Insured),
3.78%, 7/12/07                                                                    2,200    2,202
Jackson County Economic Development Corp. Limited Obligation Revenue
Refunding VRDB, Series 2001A, Vista Grande Villa (LaSalle Bank N.A. LOC),
3.62%, 3/1/07                                                                     2,625    2,625
Michigan Municipal Bond Authority Revenue Notes,
Series B-2 (Bank of Nova Scotia LOC),
4.50%, 8/20/07                                                                    5,000    5,019
Michigan State G.O. Notes, Series A 2006,
4.25%, 9/28/07                                                                    5,000    5,021
Michigan State Hospital Finance Authority Revenue Refunding VRDB,
Series 2003A, Crittenton Hospital (Comerica Bank LOC),
3.65%, 3/1/07                                                                     1,400    1,400
Michigan State Hospital Finance Authority Revenue VRDB,
Series 2004B, Holland Community Hospital (JPMorgan Chase Bank LOC),
3.66%, 3/8/07                                                                     7,500    7,500
                                                                                         -------
                                                                                          28,262
                                                                                         -------
Minnesota - 4.1%
Center City, Minnesota Healthcare Facilities Revenue VRDB, Series 2002,
Hazelden Foundation Project (Allied Irish Bank LOC),
3.68%, 3/8/07                                                                     2,400    2,400


        MONEY MARKET PORTFOLIOS 5 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

MONEY MARKET PORTFOLIOS
SCHEDULE OF INVESTMENTS
TAX-EXEMPT PORTFOLIO (continued)
FEBRUARY 28, 2007 (UNAUDITED)


                                                                         PRINCIPAL
                                                                          AMOUNT   VALUE
                                                                          (000S)   (000S)
                                                                         --------- -------
MUNICIPAL INVESTMENTS - 94.6% - CONTINUED
Minnesota - 4.1% - (continued)
Minneapolis Minnesota Health Care Systems Revenue Refunding VRDB,
Series 2005C, Fairview Health Services (MBIA Insured),
3.52%, 3/8/07                                                             $ 6,600  $ 6,600
University of Minnesota Special Purpose Revenue Bonds,
Deutsche Bank P-Floats MT 368 2007, /(1)/
3.71%, 3/8/07                                                              16,340   16,340
                                                                                   -------
                                                                                    25,340
                                                                                   -------
Mississippi - 1.8%
Mississippi Business Finance Corp. Revenue VRDB,
Series 600, Concourse Project (Regions Bank LOC),
3.69%, 3/8/07                                                               3,000    3,000
Mississippi Business Finance Corp. Revenue VRDB, Series 2000,
St. Andrew's Episcopal School Project (Allied Irish Bank LOC),
3.68%, 3/8/07                                                               1,735    1,735
Mississippi Medical Center Educational Building Corp. Revenue VRDB,
Adult Hospital Project (AMBAC Insured),
3.65%, 3/1/07                                                               6,450    6,450
                                                                                   -------
                                                                                    11,185
                                                                                   -------
Missouri - 2.5%
Chesterfield IDA Educational Facilities Revenue VRDB,
Series 2003, Gateway Academy, Inc. Project (U.S. Bank N.A. LOC),
3.69%, 3/1/07                                                                 395      395
Curators of the University of Missouri Revenue Notes,
Series FY, Capital Project Notes,
4.50%, 6/29/07                                                              7,500    7,520
Kirkwood Tax Increment Revenue Refunding VRDB, Series 2004,
Kirkwood Commons Project (U.S. Bank N.A. LOC),
3.69%, 3/1/07                                                               2,000    2,000
Missouri State Health and Educational Facilities Authority Revenue VRDB,
Series 1999B, St. Louis University,
3.67%, 3/1/07                                                               2,915    2,915
Missouri State Health and Educational Facilities Authority Revenue VRDB,
Series 2002, Missouri Baptist College (U.S. Bank N.A. LOC),
3.69%, 3/1/07                                                               2,200    2,200
St. Charles County IDA Revenue Refunding VRDB, Series 1993,
Remington Apartments Project (FNMA Gtd.),
3.67%, 3/8/07                                                                 100      100
                                                                                   -------
                                                                                    15,130
                                                                                   -------
Nevada - 0.2%
Clark County Revenue Refunding Bonds, Series 1993A,
Airport Improvement (MBIA Insured),
3.52%, 3/8/07                                                               1,400    1,400
New Mexico - 0.8%
Bernalillo County Gross TRB 1996B, Series 2004B
Macon Variable Certificates (MBIA Insured), /(1)/
3.69%, 3/8/07                                                               5,160    5,160
North Carolina - 0.5%
New Hanover County G.O. School Bonds, Series 1995,
3.70%, 3/8/07                                                               2,250    2,250
University of North Carolina Revenue Bonds,
Citigroup Eagle 720053014 Class 2005A, /(1)/
3.71%, 3/8/07                                                                 800      800
                                                                                   -------
                                                                                     3,050
                                                                                   -------
Ohio - 0.4%
Middletown Development Revenue Bonds, Series 2003,
Bishop Fenwick High School Project (JPMorgan Chase Bank LOC),
3.58%, 3/8/07                                                               2,450    2,450

        MONEY MARKET PORTFOLIOS 6 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

MONEY MARKET PORTFOLIOS
SCHEDULE OF INVESTMENTS
TAX-EXEMPT PORTFOLIO (continued)
FEBRUARY 28, 2007 (UNAUDITED)


                                                                             PRINCIPAL
                                                                              AMOUNT   VALUE
                                                                              (000S)   (000S)
                                                                             --------- -------
MUNICIPAL INVESTMENTS - 94.6% - CONTINUED
Oklahoma - 1.3%
Edmond EDA Student Housing Revenue VRDB,
Series 2001A, Edmond Project (Allied Irish Bank N.A. LOC),
3.67%, 3/8/07                                                                 $4,200   $ 4,200
Tulsa Industrial Authority Revenue Bonds,
Series 2000B, University of Tulsa (MBIA Insured),
3.73%, 3/8/07                                                                  3,725     3,725
                                                                                       -------
                                                                                         7,925
                                                                                       -------
Pennsylvania - 1.5%
Allegheny County Hospital Development Authority Revenue Bonds,
Series 1988 B-2, Presbyterian University Hospital (JPMorgan Chase Bank LOC),
3.70%, 3/8/07                                                                  1,135     1,135
Pennsylvania Intergovernmental Cooporative Authority Special Tax Revenue
Refunding Bonds, Series 2003, Philadelphia Funding Program (AMBAC Insured),
3.67%, 3/8/07                                                                  3,000     3,000
Philadelphia TRANS,
4.50%, 6/29/07                                                                 5,000     5,011
                                                                                       -------
                                                                                         9,146
                                                                                       -------
Tennessee - 2.3%
Metropolitan Government Nashville and Davidson County Electric
Revenue Bonds, Citicorp Eagle Trust Series 984201, /(1)/
3.71%, 3/8/07                                                                  1,600     1,600
Metropolitan Government Nashville and Davidson County IDB Revenue Refunding
VRDB, Series 2002, University of Nashville Project (SunTrust Bank LOC),
3.52%, 3/8/07                                                                  1,500     1,500
Montgomery County Public Building Authority Pooled Financing
Revenue Bonds, Tennessee County Loan Pool (Bank of America N.A. LOC),
3.65%, 3/1/07                                                                  1,900     1,900
Tennergy Corp. Gas Revenue Bonds,
STARS Trust Receipts 1260B (BNP Paribas LOC), /(1)/
3.71%, 3/8/07                                                                  6,800     6,800
Williamson County IDB Revenue Bonds, Series 2003,
Currey Ingram Academy Project (SunTrust Bank LOC),
3.58%, 3/8/07                                                                  2,260     2,260
                                                                                       -------
                                                                                        14,060
                                                                                       -------
Texas - 15.2%
Comal Independent School District Revenue VRDB, Series 1999-9,
ABN AMRO Munitops Certificate Trust (PSF of Texas Gtd.), /(1)/
3.68%, 3/8/07                                                                  6,500     6,500
Granbury Independent School District G.O.,
Series 1999 SG-129 (PSF of Texas Gtd.), /(1)/
3.71%, 3/8/07                                                                  4,815     4,815
Harris County G.O. CP Notes, Series C,
3.59%, 3/9/07                                                                  5,000     5,000
Keller Independent School District G.O., Series 2001-26, ABN AMRO
Munitops Certificate Trust (PSF of Texas Gtd.), /(1)/
3.69%, 3/8/07                                                                  4,000     4,000
Little Elm School District G.O., Series 2006-60,
ABN AMRO Munitops Certificate Trust (PSF of Texas Gtd.), /(1)/
3.70%, 3/8/07                                                                  9,040     9,040
Lower Colorado River Authority CP Notes, Series A,
3.70%, 6/14/07                                                                 5,000     5,000
Lower Neches Valley Authority Industrial Development Corp. Revenue
Refunding VRDB, Series 2001A, ExxonMobil Project (ExxonMobil Corp. Gtd.),
3.55%, 3/1/07                                                                  6,900     6,900

        MONEY MARKET PORTFOLIOS 7 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

MONEY MARKET PORTFOLIOS
SCHEDULE OF INVESTMENTS
TAX-EXEMPT PORTFOLIO (continued)
FEBRUARY 28, 2007 (UNAUDITED)


                                                                            PRINCIPAL
                                                                             AMOUNT   VALUE
                                                                             (000S)   (000S)
                                                                            --------- -------
MUNICIPAL INVESTMENTS - 94.6% - CONTINUED
Texas - 15.2% - (continued)
Princeton Independent School District G.O.,
Soc Gen Series 2003 SGB-41 (PSF of Texas Gtd.), /(1)/
3.70%, 3/8/07                                                                $ 4,750  $ 4,750
San Antonio City Electric and Gas, Wachovia MERLOTS
Series 2001A68 (Colld. by U.S. Treasury Securities), /(1)/
3.56%, 3/8/07                                                                  3,620    3,620
State of Texas G.O. Bonds,
Series 2006B, Multi-Mode-Mobility,
3.52%, 9/5/07                                                                  5,000    5,000
State of Texas Transportation Mobility G.O.,
Citigroup Eagle 720050055, /(1)/
3.71%, 3/8/07                                                                  5,085    5,085
State of Texas TRANS, Series 2006,
4.50%, 8/31/07                                                                20,000   20,092
Tarrant County Health Facilities Development Corp. Revenue VRDB,
Series 1996-A, Adventist Health System Sunbelt (SunTrust Bank LOC),
3.65%, 3/8/07                                                                  5,200    5,200
Texas A&M University Revenue Bonds,
Series 2003A RR-II-R-4005 ROCS, /(1)/
3.70%, 3/8/07                                                                  4,750    4,750
Texas City Industrial Development Corp., Wachovia MERLOTS
Series 2000-A34, Arco Pipeline Project (Wachovia Bank N.A. LOC), /(1)/
3.56%, 3/8/07                                                                  3,865    3,865
                                                                                      -------
                                                                                       93,617
                                                                                      -------
Utah - 3.2%
Utah Water Finance Agency Revenue VRDB,
Series 2002A2 (AMBAC Insured),
3.56%, 3/8/07                                                                  5,330    5,330
Utah Water Finance Agency Revenue VRDB, Series 2005A-14,
Tender Options (AMBAC Insured),
3.56%, 3/8/07                                                                  4,100    4,100
Utah Water Finance Agency Revenue VRDB, Series A-15,
Tender Options (AMBAC Insured),
3.53%, 3/8/07                                                                 10,000   10,000
                                                                                      -------
                                                                                       19,430
                                                                                      -------
Washington - 4.0%
King County G.O. Limited BANS, Series A 2006,
4.00%, 11/1/07                                                                 3,000    3,009
Seattle Light and Power Revenue Refunding Bonds,
Citigroup ROCS II-R Series 50 (FSA Corp. Insured), /(1)/
3.70%, 3/8/07                                                                  6,495    6,495
Tacoma Water System Revenue Bonds, Series 2002-36,
ABN AMRO Munitops Certificate Trust (MBIA Insured), /(1)/
3.70%, 3/8/07                                                                  8,680    8,680
Washington State G.O., Series 2004D,
ABN AMRO Munitops Certificate Trust Series 2004-13 (AMBAC Insured), /(1)/
3.70%, 3/8/07                                                                    355      355
Washington State Housing Finance Commission Nonprofit Housing Revenue VRDB,
Museum of History and Industry (Bank of America N.A. LOC),
3.63%, 3/1/07                                                                  1,200    1,200
Washington State Housing Finance Commission Nonprofit Housing Revenue
Refunding VRDB, Series 1997, Panorama City Project (KeyBank N.A. LOC),
3.68%, 3/1/07                                                                  1,000    1,000

        MONEY MARKET PORTFOLIOS 8 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

MONEY MARKET PORTFOLIOS
SCHEDULE OF INVESTMENTS
TAX-EXEMPT PORTFOLIO (continued)
FEBRUARY 28, 2007 (UNAUDITED)


                                                                               PRINCIPAL
                                                                                AMOUNT     VALUE
                                                                                (000S)     (000S)
                                                                              ----------- --------
MUNICIPAL INVESTMENTS - 94.6% - CONTINUED
Washington - 4.0% - (continued)
Washington State Housing Finance Commission Nonprofit Housing Revenue VRDB,
Series 2000, Living Care Centers Project (Wells Fargo Bank N.A. LOC),
3.68%, 3/8/07                                                                 $     2,085 $  2,085
Washington State Housing Finance Commission
Nonprofit Housing Revenue VRDB, Series 2003,
Gonzaga Preparatory School Project (Bank of America N.A. LOC),
3.72%, 3/8/07                                                                       1,935    1,935
                                                                                          --------
                                                                                            24,759
                                                                                          --------
Wisconsin - 1.7%
Milwaukee Redevelopment Authority Revenue VRDB, Series 2005,
University of Wisconsin Kenilworth Project (Depfa Bank PLC LOC),
3.62%, 3/8/07                                                                         750      750
Wisconsin Health and Educational Facilities Authority Revenue Bonds,
Series 2002, Meriter Hospital, Inc. Project (Marshall & Ilsley Bank LOC),
3.69%, 3/1/07                                                                       3,250    3,250
Wisconsin Health and Educational Facilities Authority Revenue Bonds,
Series 2004C, EastCastle Place, Inc. (LaSalle Bank N.A. LOC),
3.65%, 3/8/07                                                                       3,345    3,345
Wisconsin Health and Educational Facilities Authority Revenue Bonds,
St. Joseph Community Hospital Project (Marshall & Ilsley Bank LOC),
3.68%, 3/8/07                                                                         565      565
Wisconsin Health and Educational Facilities Authority Revenue VRDB
Series 2002A, Capital Access Pool, Vernon Memorial Hospital
(U.S. Bank N.A. LOC),
3.69%, 3/1/07                                                                       1,770    1,770
Wisconsin Health and Educational Facilities Authority Revenue Refunding VRDB,
Series 2003, Oakwood Village Project (Marshall & Ilsley Bank LOC),
3.67%, 3/8/07                                                                         605      605
                                                                                          --------
                                                                                            10,285
                                                                                          --------
Total Municipal Investments (Cost $583,083)                                                583,083
                                                                                          --------

                                                                               NUMBER OF   VALUE
                                                                                SHARES     (000S)
                                                                              ----------- --------
INVESTMENT COMPANIES - 5.1%
AIM Tax-Exempt Cash Fund                                                       31,025,633   31,026
Dreyfus Tax-Exempt Cash Management Fund                                           417,259      417
                                                                                          --------
Total Investment Companies (Cost $31,443)                                                   31,443
                                                                                          --------
Total Investments - 99.7% (Cost $614,526) /(3)/                                            614,526
                                                                                          --------
Other Assets less Liabilities - 0.3%                                                         2,091
                                                                                          --------
NET ASSETS - 100.0%                                                                       $616,617
                                                                                          --------

--------
(1) Securities exempt from registration under Rule 144A of the Securities Act of 1933.
    These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(2) Restricted security that has been deemed illiquid. At February 28, 2007, the value of these restricted illiquid securities amounted to approximately $17,425,000 or 2.8% of net assets.
    Additional information on each restricted illiquid security is as follows:

                                                        ACQUISITION ACQUISITION
SECURITY                                                   DATE     COST (000S)
--------                                                ----------- -----------
Park Creek Metropolitan District Revenue Bonds (CO),
3.68%, 2/14/08                                            2/15/07     $ 5,000
Florida State Department of Transportation Revenue
  Bonds (FL),
3.65%, 5/15/07                                           11/15/05      12,425

        MONEY MARKET PORTFOLIOS 9 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

MONEY MARKET PORTFOLIOS
SCHEDULE OF INVESTMENTS
TAX-EXEMPT PORTFOLIO (continued)
FEBRUARY 28, 2007 (UNAUDITED)


(3) The cost for federal income tax purposes was $614,526.

At February 28, 2007, the industry sectors for the Tax-Exempt Portfolio were:

INDUSTRY SECTOR                                                       % OF NET ASSETS
---------------                                                       ---------------
Air, Water Services and Solid Waste Management                               9.9%
Educational Services                                                        13.9%
Electric Services, Gas and Combined Utilities                                6.1%
Executive, Legislative and General Government                               28.6%
General Medical, Surgical and Nursing and Personal Care                     13.1%
Health Services and Residential Care                                         9.1%
Investment and Management Offices                                            5.1%
Urban and Community Development, Housing Programs and Social Services        5.8%
All other sectors less than 5%                                               8.4%
                                                                           -----
Total                                                                      100.0%

       MONEY MARKET PORTFOLIOS 10 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

MONEY MARKET PORTFOLIOS
ABBREVIATIONS AND OTHER INFORMATION
TAX-EXEMPT PORTFOLIO (continued)
FEBRUARY 28, 2007 (UNAUDITED)


The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted notes, or, for floating rate securities, the current reset rate.

Maturity dates represent either the stated date on the security or the next interest reset/puttable date for floating and variable rate securities.

EXPLANATION OF ABBREVIATIONS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS

AMBAC    American Municipal Bond Assurance Corporation

BANS     Bond Anticipation Notes

Colld.   Collateralized

CP       Commercial Paper

EDA      Economic Development Authority

FGIC     Financial Guaranty Insurance Corporation

FHLB     Federal Home Loan Bank

FNMA     Fannie Mae

FSA      Financial Security Assurance

G.O.     General Obligation

Gtd.     Guaranteed

IDA      Industrial Development Authority

IDB      Industrial Development Board

IDR      Industrial Development Revenue

LOC      Letter of Credit

MBIA     Municipal Bond Insurance Association

MERLOTS  Municipal Exempt Receipts Liquidity Optional Tender

P-Floats Puttable Floating Rate Security

PSF      Permanent School Fund

ROCS     Reset Option Certificates

SGB      Societe Generale Bank

Soc Gen  Societe Generale

STARS    Short Term Adjustable Rate Securities

TRANS    Tax and Revenue Anticipation Notes

TRB      Tax Revenue Bonds

VRDB     Variable Rate Demand Bonds

       MONEY MARKET PORTFOLIOS 11 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

MONEY MARKET PORTFOLIOS
SCHEDULE OF INVESTMENTS
MUNICIPAL PORTFOLIO
FEBRUARY 28, 2007 (UNAUDITED)


                                                                              PRINCIPAL
                                                                               AMOUNT   VALUE
                                                                               (000S)   (000S)
                                                                              --------- ------
MUNICIPAL INVESTMENTS - 99.2%
Alabama - 0.6%
Taylor-Ryan Improvement District Number 2, Series 2005, Special
Assessments Variable Improvement Bonds (Wachovia Bank N.A. LOC),
3.68%, 3/8/07                                                                  17,000   17,000
West Jefferson County IDB, Series 1998,
Alabama Power Company Project PCR Bonds (Alabama Power Gtd.),
3.71%, 3/1/07                                                                   6,000    6,000
                                                                                        ------
                                                                                        23,000
                                                                                        ------
Alaska - 1.6%
Alaska International Airport Revenue Bonds, Series 2006-9,
ABN AMRO Munitops Certificate Trust (MBIA Insured), /(1)/
3.70%, 3/8/07                                                                   8,100    8,100
Anchorage G.O., Series 2007, TANS
4.25%, 12/28/07                                                                30,000   30,163
Valdez Marine Terminal Revenue Bonds, Series 1993C,
Exxon Pipeline Company Project (Exxon Mobile Corp. Gtd.),
3.55%, 3/1/07                                                                  31,000   31,000
                                                                                        ------
                                                                                        69,263
                                                                                        ------
Arizona - 2.3%
Arizona Health Facilities Authority Revenue VRDB,
Series A, Banner Health (MBIA Insured),
3.51%, 3/8/07                                                                  14,495   14,495
McAllister Academic Village,
VRDN, Arizona State University Project (AMBAC Insured),
3.49%, 3/8/07                                                                   6,000    6,000
Pima County IDA Revenue VRDB, Series 2002A,
Senior Living Facilities La Posada (LaSalle Bank N.A. LOC),
3.65%, 3/8/07                                                                  24,530   24,530
Salt River Project Agricultural Improvement and Power District Electric
System Revenue Bonds, Citigroup ROCS-RR-II-R-640, /(1)/
3.70%, 3/8/07                                                                   7,440    7,440
Salt River Project Agricultural Improvement and Power District Electric,
Series B,
3.60%, 5/7/07                                                                  20,000   20,000
Scottsdale IDA, Series A,
VRDN , Scottsdale Healthcare (FGIC Insured),
3.51%, 3/8/07                                                                   3,000    3,000
Scottsdale IDA Revenue VRDB,
Scottsdale Healthcare (FSA Corp. Insured),
3.51%, 3/8/07                                                                   6,800    6,800
Tempe IDA, Series 2002C,
Friendship Village Project (LaSalle Bank LOC),
3.65%, 3/8/07                                                                  13,410   13,410
                                                                                        ------
                                                                                        95,675
                                                                                        ------
Arkansas - 0.1%
Boone County Hospital Revenue VRDB,
North Arkansas Regional Medical Center Project (Bank of America N.A. LOC),
3.67%, 3/8/07                                                                   5,400    5,400

California - 3.3%
ABN AMRO Munitops Certificate Trust, Series 2006-21, /(1)/
3.66%, 3/8/07                                                                  13,995   13,995
California State Department of Water Resources and Power Supply Revenue VRDB,
Series 2002B-4 (JPMorgan Chase Bank LOC),
3.49%, 3/8/07                                                                  25,150   25,150
California State Department of Water Resources Revenue VRDB,
Series 2002C-7, Power Supply Revenue Bonds (FSA Corp. Insured),
3.55%, 3/8/07                                                                   7,515    7,515

        MONEY MARKET PORTFOLIOS 1 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

MONEY MARKET PORTFOLIOS
SCHEDULE OF INVESTMENTS
MUNICIPAL PORTFOLIO (continued)
FEBRUARY 28, 2007 (UNAUDITED)


                                                                                     PRINCIPAL
                                                                                      AMOUNT   VALUE
                                                                                      (000S)   (000S)
                                                                                     --------- -------
MUNICIPAL INVESTMENTS - 99.2% - CONTINUED
California - 3.3% - (continued)
California State G.O., Kindergarten-University,
Series 2004A-8 (Citibank N.A. LOC),
3.50%, 3/8/07                                                                         11,900    11,900
California Financing Authority PCR Refunding Bonds,
Series 1996E, Pacific Gas and Electricity (JPMorgan Chase Bank LOC),
3.53%, 3/1/07                                                                         20,000    20,000
California State Department of Water Resources and Power Supply Revenue, Series G-3,
(FSA Corp. Insured),
3.55%, 3/8/07                                                                         10,000    10,000
California State RANS,
4.50%, 6/29/07                                                                         1,900     1,907
California Statewide Communities Development Authority Revenue VRDB, Series B,
Presbyterian Homes (Bank of America, N.A. LOC),
3.54%, 3/8/07                                                                         10,000    10,000
Los Angeles County California Housing Authority Multifamily Revenue VRDB,
Series 1985, Malibu Canyon Apartments (FHLMC LOC),
3.47%, 3/8/07                                                                          1,000     1,000
Los Angeles Department of Water and Power Waterworks Revenue VRDB,
Series 2001B-1,
3.63%, 3/1/07                                                                         11,600    11,600
Metropolitan Water District of Southern California Waterworks Revenue VRDB,
Series B-2 2005,
3.49%, 3/8/07                                                                          4,955     4,955
San Francisco City and County Redevelopment Agency Multifamily Housing
Revenue VRDB, Series 1985A, Bayside Village Project (JPMorgan Chase Bank LOC),
3.43%, 3/8/07                                                                          1,600     1,600
San Francisco City and County Redevelopment Agency Multifamily Housing
Revenue VRDB, Series 1985B, Bayside Village Project (JPMorgan Chase Bank LOC),
3.43%, 3/8/07                                                                          2,000     2,000
State of California, Series 2004C-4,
Economic Recovery VRDB,
3.51%, 3/1/07                                                                         10,200    10,200
State of California, Series 2004C-16,
Economic Recovery VRDB (FSA Corp. Insured),
3.43%, 3/8/07                                                                          9,900     9,900
                                                                                               -------
                                                                                               141,722
                                                                                               -------
Colorado - 2.1%
Broomfield Urban Renewal Authority, Series 2005,
Event Center Project (BNP Paribas LOC),
3.67%, 3/8/07                                                                         12,000    12,000
Colorado Educational and Cultural Facilities Authority Revenue Bonds,
Concordia University Irvine Project (U.S. Bank N.A. LOC),
3.65%, 3/1/07                                                                          8,600     8,600
Colorado Health Facilities Authority Revenue VRDB, Series 2004B,
Adventist Health System Sunbelt (SunTrust Bank LOC),
3.65%, 3/8/07                                                                          4,100     4,100
Colorado Educational and Cultural Facilities Authority Revenue VRDB, Series 2005,
Bear Creek School Project (U.S. Bank NA LOC),
3.65%, 3/8/07                                                                          7,050     7,050
Colorado Educational and Cultural Facilities Revenue VRDB, Series 2000,
Pueblo Serra Worship Holdings (Wells Fargo Bank, NA LOC),
3.68%, 3/8/07                                                                          1,940     1,940
Colorado Educational and Cultural VRDN,
Immanuel Lutheran School Project (Bank of America, N.A. LOC),
3.65%, 3/1/07                                                                          4,600     4,600
Colorado Health Facilities Authority VRDB, Series 2002,
Sisters of Charity of Leavenworth Health,
3.50%, 3/8/07                                                                          1,000     1,000


        MONEY MARKET PORTFOLIOS 2 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

MONEY MARKET PORTFOLIOS
SCHEDULE OF INVESTMENTS
MUNICIPAL PORTFOLIO (continued)
FEBRUARY 28, 2007 (UNAUDITED)


                                                                                  PRINCIPAL
                                                                                   AMOUNT   VALUE
                                                                                   (000S)   (000S)
                                                                                  --------- ------
MUNICIPAL INVESTMENTS - 99.2% - CONTINUED
Colorado - 2.1% - (continued)
Denver City and County Airport Revenue Bonds, Series 63
(FGIC Insured), /(1)/
3.69%, 3/8/07                                                                       9,500    9,500
Greenwood Village G.O. Refunding VRDB, Series 2003,
City of Fiddlers Business Improvement District (U.S. Bank N.A. LOC),
3.78%, 3/8/07                                                                       2,800    2,800
Larkridge G.O. VRDB, Series 2004,
Metropolitan District Number 1 (U.S. Bank N.A. LOC),
3.70%, 3/8/07                                                                      10,000   10,000
Park Creek Metropolitan District Revenue Bonds,
Merrill Lynch P-Floats 157 (Danske Bank Gtd.), /(1) (2)/
3.68%, 2/14/08                                                                     15,000   15,000
Westminster Economic Development Authority Tax Increment Revenue Refunding VRDB,
Series 2006, Mandalay Gardens Urban (Depfa Bank PLC LOC),
3.66%, 3/8/07                                                                      10,880   10,880
                                                                                            ------
                                                                                            87,470
                                                                                            ------
Connecticut - 1.9%
Connecticut Health and Educational Facilities Authority,
Yale University,
Series V-2,
3.62%, 3/1/07                                                                       7,410    7,410
Series 2003X-3,
3.62%, 3/1/07                                                                      16,190   16,190
Series Y-2,
3.62%, 3/1/07                                                                       7,005    7,005
Connecticut State Health and Educational Facility Authority Revenue Bonds,
Series U2 (Yale University LOC),
3.42%, 3/8/07                                                                      28,100   28,100
Connecticut State Health Educational Facility Authority Revenue VRDN, Series Y-3,
Yale University,
3.62%, 3/1/07                                                                      21,695   21,695
                                                                                            ------
                                                                                            80,400
                                                                                            ------
District of Columbia - 0.2%
District of Columbia Revenue VRDB, Series 2001,
Henry J. Kaiser Foundation,
3.69%, 3/8/07                                                                       4,700    4,700
District of Columbia Revenue VRDB, Series 2003,
American Psychological Association Project (Bank of America N.A. LOC),
3.69%, 3/8/07                                                                       2,460    2,460
                                                                                            ------
                                                                                             7,160
                                                                                            ------
Florida - 5.6%
Brevard County Health Facilities Authority Revenue VRDB, Series 2004,
Wuesthoff Health Systems, Inc. Project (SunTrust Bank LOC),
3.52%, 3/8/07                                                                      14,200   14,200
Charlotte County Utility Revenue Refunding VRDB, Series 2003A
(FSA Corp. Insured),
3.66%, 3/8/07                                                                       6,000    6,000
Florida HFA VRDN, Series C,
Monterey Lake (FHLM Corp LOC),
3.54%, 3/8/07                                                                       7,325    7,325
Florida State Board of Education G.O.,
Eagle 720050054 - Class A, /(1)/
3.71%, 3/8/07                                                                      10,000   10,000
Florida State Board of Education Revenue Bonds, Series 2004,
Citigroup ROCS-RR-II-6037, /(1)/
3.70%, 3/8/07                                                                       6,270    6,270


        MONEY MARKET PORTFOLIOS 3 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

MONEY MARKET PORTFOLIOS
SCHEDULE OF INVESTMENTS
MUNICIPAL PORTFOLIO (continued)
FEBRUARY 28, 2007 (UNAUDITED)


                                                                            PRINCIPAL
                                                                             AMOUNT   VALUE
                                                                             (000S)   (000S)
                                                                            --------- -------
MUNICIPAL INVESTMENTS - 99.2% - CONTINUED
Florida - 5.6% - (continued)
Florida State Department of Transportation Revenue Bonds,
Series 2005-A22, Wachovia MERLOTS, /(1) (2)/
3.65%, 5/15/07                                                               12,425    12,425
Highlands County Health Facilities Authority Revenue VRDB, Series 1996A,
Adventist Health System Project (FGIC Insured),
3.65%, 3/8/07                                                                10,900    10,900
Highlands County Health Facilities Authority Revenue VRDB, Series 1996A,
Adventist Health System Sunbelt (SunTrust Bank LOC),
3.65%, 3/8/07                                                                27,670    27,670
Highlands County Health Facilities Authority Revenue VRDB, Series 2000A,
Adventist Health System Sunbelt (FGIC Insured),
3.65%, 3/8/07                                                                 4,800     4,800
Highlands County Health Facilities Authority Revenue VRDB, Series 2003B,
Adventist Health System Sunbelt (SunTrust Bank LOC),
3.66%, 3/8/07                                                                17,450    17,450
Jackson County PCR Refunding Bonds, Series 1997,
Gulf Power Co. Project,
3.68%, 3/1/07                                                                 2,000     2,000
Jacksonville Health Facilities Authority Revenue VRDB, Series 1997C,
Charity Obligation Group (MBIA Insured),
3.60%, 3/1/07                                                                19,080    19,080
Lee County Housing Finance Authority Multifamily Revenue Bonds,
Series 1995-A, Forestwood Apartments Project (FNMA Gtd.),
3.54%, 3/8/07                                                                 8,285     8,285
Lee County IDA Healthcare Facilities Revenue VRDB,
Series 1999B, Shell Point Village Project (Bank of America N.A. LOC),
3.51%, 3/8/07                                                                   700       700
Lee County IDA Healthcare Facilities Revenue VRDB, Series 2002,
Shell Point Village Project (Bank of America N.A. LOC),
3.51%, 3/8/07                                                                14,235    14,235
Orange County Housing Finance Authority Multifamily Revenue Refunding VRDB,
Series 1997, Post Fountains Project (FNMA Gtd.),
3.52%, 3/8/07                                                                 2,550     2,550
Palm Beach County Revenue VRDB, Series 2003,
Morse Obligation Group Project (KeyBank N.A. LOC),
3.67%, 3/8/07                                                                 8,405     8,405
Palm Beach County HFA Revenue Refunding, Series 1988,
Multifamily Mahogony Bay Apts (Credit Suisse Gtd.),
3.53%, 3/8/07                                                                 8,600     8,600
Pinellas County Health Authority VRDN, Series B2,
Baycare Healthcare (FSA Corp. Insured),
3.65%, 3/8/07                                                                 3,700     3,700
Sarasota County Public Hospital District, Series 1996A,
Sarasota Memorial Hospital,
3.65%, 3/5/07                                                                 1,000     1,000
St. Lucie Florida Community Redevelopment, Series 2006-83,
ABN AMRO Munitops Certificates (MBIA Insured), /(1)/
3.69%, 3/8/07                                                                18,050    18,050
State of Florida Department of Transportation Bridge Construction
Revenue Bonds, Series 2002A,
ABN AMRO Munitops Certificate Trust 2002-20 (MBIA Insured), /(1)/
3.69%, 3/8/07                                                                 9,845     9,845
University of South Florida College COPS VRDB, Series A-1,
Medicine Health Facilities Lease Program (SunTrust Bank LOC),
3.56%, 3/8/07                                                                23,650    23,650
                                                                                      -------
                                                                                      237,140
                                                                                      -------

        MONEY MARKET PORTFOLIOS 4 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

MONEY MARKET PORTFOLIOS
SCHEDULE OF INVESTMENTS
MUNICIPAL PORTFOLIO (continued)
FEBRUARY 28, 2007 (UNAUDITED)


                                                                                   PRINCIPAL
                                                                                    AMOUNT   VALUE
                                                                                    (000S)   (000S)
                                                                                   --------- -------
MUNICIPAL INVESTMENTS - 99.2% - CONTINUED
Georgia - 3.3%
Clayton County Development Authority Revenue VRDB, Series 2000A,
Delta Airlines Project (General Electric Capital Corp. LOC), /(1)/
3.60%, 3/8/07                                                                        2,000     2,000
Cobb County Housing Authority Multifamily Revenue VRDB, Series 1996,
Post Bridge Project (FNMA Colld.),
3.51%, 3/8/07                                                                        2,800     2,800
Cobb County Housing Authority Revenue Bonds,
Post Mill Project (Colld. by FNMA),
3.51%, 3/8/07                                                                        2,000     2,000
Floyd County Development Authority Revenue VRDB, Series 2000,
Darlington School Project (SunTrust Bank LOC),
3.69%, 3/8/07                                                                        2,900     2,900
Fulton County Residential VRDB, Series C,
Lenbrook Project (Royal Bank of Scotland PLC LOC),
3.53%, 3/8/07                                                                       24,000    24,000
Georgia Medical Center Hospital Authority Revenue Bonds, Series 2004,
Spring Harbor at Green Island (HBOS Treasury Services LOC),
3.65%, 3/8/07                                                                       15,495    15,495
Gwinnett County Multifamily Housing Revenue VRDB,
Series 1996, Post Corners Project (FNMA Gtd.),
3.53%, 3/8/07                                                                          300       300
Hapeville Georgia Development Authority IDR VRDB, Series 1985,
Hapeville Hotel LP Project (Bank of America, N.A. LOC),
3.63%, 3/1/07                                                                        6,800     6,800
Private Colleges and Universities Authority Georgia Revenue VRDB, Series 2005 B-1,
Emory University,
3.63%, 3/8/07                                                                       30,000    30,000
Rockdale County Hospital Authority Revenue Anticipation Certificates,
Series 2002, Rockdale Hospital (SunTrust Bank LOC),
3.67%, 3/8/07                                                                        4,950     4,950
Roswell Housing Authority Multifamily Revenue Refunding VRDB,
Series 2002, Chambrel at Roswell Project (FNMA Gtd.),
3.66%, 3/8/07                                                                          100       100
Roswell HFA Multifamily, Series 1994,
Wood Crossing (FHLM LOC),
3.67%, 3/8/07                                                                        3,500     3,500
State of Georgia G.O. VRDB,Series H-3 2006,
3.64%, 3/8/07                                                                       46,675    46,675
                                                                                             -------
                                                                                             141,520
                                                                                             -------
Illinois - 11.4%
Bi-State Development Agency Metropolitan District Revenue VRDB, Series A2005,
Sub Mass Tran Metrolink (J.P. Morgan Chase Bank LOC),
3.55%, 3/8/07                                                                       29,900    29,900
Chicago Board of Education
G.O. Series A PA 616 School Reform Board (FGIC Insured), /(1)/
3.73%, 3/8/07                                                                          500       500
Chicago G.O. Refunding Bonds, Series 1998,
Citicorp Eagle Trust 981302 (FSA Corp. Insured), /(1)/
3.71%, 3/8/07                                                                          500       500
Chicago G.O. Tender Notes, Series 2006
(Bank of America N.A. LOC),
3.52%, 3/8/07                                                                       10,000    10,000
Chicago G.O. VRDB, Series B 2002,
3.68%, 3/8/07                                                                       71,555    71,555

        MONEY MARKET PORTFOLIOS 5 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

MONEY MARKET PORTFOLIOS
SCHEDULE OF INVESTMENTS
MUNICIPAL PORTFOLIO (continued)
FEBRUARY 28, 2007 (UNAUDITED)


                                                                                  PRINCIPAL
                                                                                   AMOUNT   VALUE
                                                                                   (000S)   (000S)
                                                                                  --------- ------
MUNICIPAL INVESTMENTS - 99.2% - CONTINUED
Illinois - 11.4% - (continued)
City of Aurora Revenue VRDB, Series 2003,
Community Counseling Center of Fox Valley Project (Harris N.A. LOC),
3.76%, 3/8/07                                                                       3,210    3,210
Evanston, Illinois G.O., Series 2002A,
Sherman Plaza,
3.66%, 3/8/07                                                                       8,810    8,810
Illinois Development Finance Authority Revenue VRDB, Series 1994,
Aurora Central Catholic High School Project (Allied Irish Bank LOC),
3.81%, 3/8/07                                                                       1,000    1,000
Illinois Development Finance Authority Revenue VRDB, Series 1998C,
Provena Health System (MBIA Insured),
3.51%, 3/8/07                                                                       6,000    6,000
Illinois Development (Lease) Finance Authority, Series 1984,
Enterprise Office Campus (United States Treasuries Colld.),
3.75%, 3/1/07                                                                       6,000    6,000
Illinois Development Finance Authority Revenue,
BAPS Inc. Project (Comerica Bank LOC),
3.56%, 3/8/07                                                                      10,415   10,415
Illinois Development Finance Authority Revenue VRDB, Series 1999B-1,
AMR Pooled Financing Program (JPMorgan Chase Bank LOC),
3.58%, 3/8/07                                                                       5,115    5,115
Illinois Development Finance Authority Revenue VRDB, Series 2001,
Oak Park Residence Project (LaSalle Bank N.A. LOC),
3.68%, 3/8/07                                                                       1,650    1,650
Illinois Educational Facilities Authority Revenue Bonds, Northwestern University,
Eagle 20060095 Class A, /(1)/
3.71%, 3/8/07                                                                      10,395   10,395
Illinois Educational Facilities Authority Revenue Bonds, Series 1985,
Cultural Pool (JPMorgan Chase Bank LOC),
3.52%, 3/8/07                                                                       7,000    7,000
Illinois Educational Facilities Authority Revenue Bonds, Series 2000,
Shedd Aquarium Society (JPMorgan Chase Bank LOC),
3.55%, 3/8/07                                                                       1,900    1,900
Illinois Educational Facilities Authority Revenue Bonds, Series 2003B,
Augustana College Project (LaSalle Bank N.A. LOC),
3.67%, 3/8/07                                                                       6,990    6,990
Illinois Finance Authority RANS, Series A,
Higher Education Loan,
4.75%, 3/30/07                                                                      4,370    4,374
Illinois Finance Authority Revenue Bonds, Citigroup Eagle 20060115-Class A,
Northwestern University, /(1)/
3.71%, 3/8/07                                                                       8,170    8,170
Illinois Finance Authority Revenue VRDB , Series A 2006,
Loyola University Health System (J.P. Morgan Chase Bank LOC),
3.52%, 3/8/07                                                                      35,145   35,145
Illinois Finance Authority Revenue VRDB,
Series 2006B, Loyola University Health System (Harris N.A. LOC),
3.52%, 3/8/07                                                                      19,000   19,000
Illinois Finance Authority Revenue VRDB, Series 2007,
North American Spine Society (Harris NA LOC),
3.70%, 3/8/07                                                                      12,500   12,500
Illinois Finance Authority Revenue Bonds,
Nazareth Academy Project (Harris N.A. LOC),
3.56%, 3/8/07                                                                      10,500   10,500

        MONEY MARKET PORTFOLIOS 6 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

MONEY MARKET PORTFOLIOS
SCHEDULE OF INVESTMENTS
MUNICIPAL PORTFOLIO (continued)
FEBRUARY 28, 2007 (UNAUDITED)


                                                                            PRINCIPAL
                                                                             AMOUNT   VALUE
                                                                             (000S)   (000S)
                                                                            --------- -------
MUNICIPAL INVESTMENTS - 99.2% - CONTINUED
Illinois - 11.4% - (continued)
Illinois Finance Authority Revenue VRDB,
Landing at Plymouth (Lloyds TSB Bank LOC),
3.65%, 3/8/07                                                                  5,000    5,000
Illinois Finance Authority Revenue VRDB, Series D,
The Clare At Water Tower Project (ABN AMRO Bank N.V. LOC),
3.66%, 3/8/07                                                                  9,050    9,050
Illinois Finance Authority Revenue VRDB,
WBEZ Alliance Income Project (LaSalle Bank N.A. LOC),
3.67%, 3/8/07                                                                  8,500    8,500
Illinois Health Facilities Authority Revenue Bonds,
Advocate Healthcare Network,
Series 2003-B,
3.60%, 1/4/08                                                                 14,255   14,255
Series 2003-C,
3.50%, 3/2/07                                                                 16,390   16,390
Illinois Health Facilities Authority Revenue Refunding Bonds, Series 1996,
Franciscan Eldercare Village (LaSalle Bank N.A. LOC),
3.51%, 3/8/07                                                                  1,500    1,500
Illinois State G.O. Bonds Series 2006,
Citigroup ROCS-II-R-1072, /(1)/
3.70%, 3/8/07                                                                  4,985    4,985
Illinois State G.O. Cash Flow Management Notes, Series 2007,
4.25%, 6/7/07                                                                  2,000    2,003
Illinois State G.O.,
Citigroup Eagle 720053002 Class A, /(1)/
3.71%, 3/8/07                                                                  8,000    8,000
Morton Grove Cultural Facilities Revenue VRDB,
Series 2006, Holocaust Museum (LaSalle Bank NA LOC),
3.66%, 3/8/07                                                                  4,750    4,750
Regional Transportation Authority Revenue Bonds,
Bank of America Variable Certificates, Macon 2004A (MBIA Insured), /(1)/
3.69%, 3/8/07                                                                  3,330    3,330
Rockford Revenue Bonds, Series 2002,
Wesley Willows Obligation (Marshall & Ilsley Bank LOC),
3.65%, 3/1/07                                                                  3,600    3,600
Illinois State G.O. VRDB, Series 2003B,
3.53%, 3/8/07                                                                130,500  130,500
                                                                                      -------
                                                                                      482,492
                                                                                      -------
Indiana - 4.0%
Indiana Bond Bank Revenue Bonds, Series 2007A,
Advanced Funding Program Notes,
4.25%, 1/31/08                                                                10,000   10,053
Indiana Health and Educational Facilities Finance Authority Revenue Bonds,
Schneck Memorial Hospital Project (Fifth Third Bank LOC),
3.64%, 3/1/07                                                                  5,000    5,000
Indiana Health and Educational Facilities Finance Authority Revenue Bonds,
Series 2005A, Howard Regional Health System Project (Comerica Bank LOC),
3.69%, 3/1/07                                                                  1,700    1,700
Indiana Health and Educational Facilities Finance Authority Revenue VRDB,
Series 2005A, Parkview Health Systems (AMBAC Insured),
3.52%, 3/8/07                                                                  5,500    5,500
Indiana Health Facility Financing Authority Revenue Bonds, Series 2001-A-4,
Ascension Health Credit Group Project,
3.50%, 3/1/07                                                                 20,000   20,000
Indiana Health Facility Financing Authority Revenue Bonds, Series 2004,
Riverview Hospital Project (National City Bank of Indiana LOC),
3.66%, 3/8/07                                                                  4,950    4,950

        MONEY MARKET PORTFOLIOS 7 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

MONEY MARKET PORTFOLIOS
SCHEDULE OF INVESTMENTS
MUNICIPAL PORTFOLIO (continued)
FEBRUARY 28, 2007 (UNAUDITED)


                                                                                        PRINCIPAL
                                                                                         AMOUNT   VALUE
                                                                                         (000S)   (000S)
                                                                                        --------- -------
MUNICIPAL INVESTMENTS - 99.2% - CONTINUED
Indiana - 4.0% - (continued)
Indiana Health Facility Financing Authority Revenue VRDB, Series 2001,
Franciscan Eldercare Village Project (LaSalle Bank N.A. LOC),
3.65%, 3/8/07                                                                               300       300
Indiana Health Facility Financing Authority Revenue VRDB, Series 2004A,
Margaret Mary Community Hospital Project (Fifth Third Bank LOC),
3.69%, 3/1/07                                                                             5,800     5,800
Indiana Health and Educational Facility Financing Authority Revenue VRDB, Series 2005B,
Parkview Health Systems (AMBAC Gtd),
3.52%, 3/8/07                                                                             6,400     6,400
Indiana Public School Building Corp. Revenue Bonds, Series 2003-15,
ABN AMRO Munitops Certificate Trust (MBIA Insured), /(1)/
3.70%, 3/8/07                                                                             5,700     5,700
Indiana Development Finance Authority Revenue VRDB, Series 2002,
Indianapolis Museum of Art (JPMorgan Chase Bank LOC),
3.52%, 3/8/07                                                                            11,300    11,300
Indiana State Development Finance Authority Revenue VRDB, Series 2003,
YMCA of Southwest Indiana Project (Wells Fargo Bank N.A. LOC),
3.65%, 3/8/07                                                                             3,200     3,200
Indiana State Educational Facilities Authority Revenue VRDB, Series 2003,
Franklin College (JPMorgan Chase Bank LOC),
3.69%, 3/1/07                                                                             6,300     6,300
Indianapolis Local Public Improvement Bond Bank Revenue VRDB, Series G-3
Waterworks Project (MBIA Insured),
3.66%, 3/8/07                                                                            30,080    30,080
Indianapolis Local Public Import, Series 2002F-2,
Bond Bank (MBIA Insured),
3.52%, 3/8/07                                                                            18,610    18,610
Mt. Vernon Industrial PCR and Solid Waste Disposal Revenue VRDB,
General Electric Co. Project,
3.63%, 3/1/07                                                                            17,000    17,000
Perry Township Building Corp. Revenue Bonds, Series 2005,
ABN AMRO Munitops Certificate Trust 2005-6 (FSA Corp. Insured), /(1)/
3.70%, 3/8/07                                                                             9,000     9,000
Vincennes Economic Development Revenue VRDB,
Knox County Association (Wells Fargo Bank N.A. LOC),
3.65%, 3/8/07                                                                             2,500     2,500
Zionsville Community Schools Building Corp. Revenue Bonds,
P-Floats PT 2869 (FSA Corp. Insured), /(1)/
3.72%, 3/8/07                                                                             6,595     6,595
                                                                                                  -------
                                                                                                  169,988
                                                                                                  -------
Iowa - 1.8%
Grinnell Hospital Revenue Refunding VRDB, Series 2001,
Grinnell Regional Medical Center Project (U.S. Bank N.A. LOC),
3.69%, 3/1/07                                                                             3,400     3,400
Iowa Finance Authority Economic Development Revenue VRDB, Series 2002,
Iowa West Foundation Project (U.S. Bank N.A. LOC),
3.66%, 3/8/07                                                                             5,755     5,755
Iowa Finance Authority Healthcare Facilities Revenue VRDB, Series A3,
Iowa Health System (FGIC Insured),
3.52%, 3/8/07                                                                            30,000    30,000
Iowa Finance Authority Private College Revenue VRDB, Series 2001,
Morningside College Project (U.S. Bank N.A. LOC),
3.69%, 3/1/07                                                                             4,805     4,805
Iowa Finance Authority Retirement Community Revenue VRDB, Series 2003B,
Deerfield Retirement Services Project (LaSalle Bank N.A. LOC),
3.65%, 3/8/07                                                                               350       350

        MONEY MARKET PORTFOLIOS 8 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

MONEY MARKET PORTFOLIOS
SCHEDULE OF INVESTMENTS
MUNICIPAL PORTFOLIO (continued)
FEBRUARY 28, 2007 (UNAUDITED)


                                                                         PRINCIPAL
                                                                          AMOUNT   VALUE
                                                                          (000S)   (000S)
                                                                         --------- ------
MUNICIPAL INVESTMENTS - 99.2% - CONTINUED
Iowa - 1.8% - (continued)
Iowa Finance Authority Retirement Community Revenue VRDB, Series 2003B,
Wesley Retirement Services Project (Wells Fargo Bank N.A. LOC),
3.65%, 3/8/07                                                              4,010    4,010
Iowa Finance Authority Revenue VRDB, Series 2003,
Museum of Art Foundation Project (U.S. Bank N.A. LOC),
3.69%, 3/1/07                                                              4,150    4,150
Iowa Higher Education Loan Authority Revenue Bonds, Series 2002,
Luther College Project (U.S. Bank N.A. LOC),
3.65%, 3/8/07                                                             12,000   12,000
Iowa Higher Education Loan Authority Revenue VRDB, Series 2004,
Private College-Dubuque (Bank of America N.A. LOC),
3.69%, 3/1/07                                                             10,780   10,780
                                                                                   ------
                                                                                   75,250
                                                                                   ------
Kansas - 0.9%
Johnson County Unified School District No. 512 G.O., Series 2001-A92,
Wachovia MERLOTS, /(1)/
3.56%, 3/8/07                                                              9,480    9,480
Kansas Development Finance Authority Multifamily Revenue Refunding VRDB,
Chesapeake Apartments Project (FHLMC LOC),
3.69%, 3/8/07                                                              5,000    5,000
Kansas Development Finance Authority Revenue VRDB, Series 2004C,
Adventist Health System/Sunbelt (SunTrust Bank LOC),
3.66%, 3/8/07                                                              3,600    3,600
Kansas Development Finance Authority Revenue VRDB, Series 2004C,
Adventist Health System/Sunbelt (SunTrust Bank LOC),
3.67%, 3/8/07                                                              1,500    1,500
Kansas State Department of Transportation Highway Revenue Bonds,
Series 2004C-1,
3.49%, 3/8/07                                                              9,980    9,980
Olathe Multifamily Housing Revenue Refunding VRDB,
Jefferson Place Apartments Project (FHLMC GIC),
3.67%, 3/8/07                                                              7,780    7,780
University Kansas Hospital Authority Revenue VRDB,
KU Health Systems (Harris N.A. LOC),
3.64%, 3/1/07                                                              2,695    2,695
                                                                                   ------
                                                                                   40,035
                                                                                   ------
Kentucky - 0.7%
Fort Mitchell League of Cities Revenue VRDB, Series 2002A,
Trust Lease Program (U.S. Bank N.A. LOC),
3.69%, 3/8/07                                                              9,300    9,300
Kenton County Airport Board Revenue VRDB, Series 2000B,
Delta Air, Inc. Project (General Electric Capital Corp. LOC),
3.60%, 3/8/07                                                              7,700    7,700
Mason County PCR Bonds, Series 1984B-1,
East Kentucky Power Project,
3.61%, 3/8/07                                                                555      555
Morehead League of Cities Revenue VRDB, Series 2004A,
Trust Lease Program (U.S. Bank N.A. LOC),
3.69%, 3/8/07                                                             10,896   10,896
                                                                                   ------
                                                                                   28,451
                                                                                   ------
Louisiana - 1.3%
Louisiana Local Government Environmental Revenue VRDB, Series 2004C,
University LaMonroe (Regions Bank LOC),
3.67%, 3/8/07                                                             10,000   10,000
Louisiana Public Facilities Authority,
VRDN, Linlake Ventures Project (FHLMC LOC),
3.66%, 3/8/07                                                              8,000    8,000


        MONEY MARKET PORTFOLIOS 9 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

MONEY MARKET PORTFOLIOS
SCHEDULE OF INVESTMENTS
MUNICIPAL PORTFOLIO (continued)
FEBRUARY 28, 2007 (UNAUDITED)


                                                                                       PRINCIPAL
                                                                                        AMOUNT   VALUE
                                                                                        (000S)   (000S)
                                                                                       --------- ------
MUNICIPAL INVESTMENTS - 99.2% - CONTINUED
Louisiana - 1.3% - (continued)
Louisiana Public Facilites Authority Revenue VDRB, Series 2004,
Tiger Athletic Foundation Project (Regions Bank LOC),
3.65%, 3/8/07                                                                            5,600    5,600
Louisiana Public Facilities Authority Revenue Refunding VRDB, Series 1988,
Multifamily (FNMA LOC),
3.66%, 3/8/07                                                                            7,000    7,000
Louisiana State Offshore Terminal Authority Deepwater Revenue Refunding Bonds,
Series 2003A, LOOP LLC Project (SunTrust Bank LOC),
3.63%, 3/1/07                                                                           13,100   13,100
Parish of East Baton Rouge,
Exxon Project (Exxon Mobil Corp. Gtd.),
3.61%, 3/1/07                                                                           11,200   11,200
                                                                                                 ------
                                                                                                 54,900
                                                                                                 ------
Maryland - 2.3%
Maryland Health and Higher Educational Facilities Authority Revenue VRDB,
Series F-2006, University of Maryland Medical Systems (FGIC Insured),
3.65%, 3/8/07                                                                           19,500   19,500
Maryland State Community Development Housing Revenue, Series 2006Q,
Residential,
3.59%, 12/14/07                                                                         10,000    10000
Maryland State Health and Higher Education Facilities Revenue VRDB, Series 2005,
Villa Julie College (Bank of America, N.A. LOC),
3.67%, 3/8/07                                                                           37,770    37770
Maryland State Economic Development Corp. Revenue VRDB,
Catholic Relief Services (Bank of America N.A. LOC),
3.67%, 3/8/07                                                                           10,000   10,000
Maryland State Health and Higher Educational Facilities Authority Revenue Bonds,
Series A, Charleston Community (Bank of America N.A. LOC),
3.51%, 3/8/07                                                                            7,800    7,800
Montgomery County Economic Development Revenue VRDB, Series 2004,
Riderwood Village, Inc. Project (Manufacturers & Traders Trust Co. LOC),
3.68%, 3/8/07                                                                              800      800
Prince Georges County Revenue Refunding VRDB,
Series A, Collington Episcopal (LaSalle Bank N.A. LOC),
3.65%, 3/8/07                                                                           10,000   10,000
                                                                                                 ------
                                                                                                 95,870
                                                                                                 ------
Massachusetts - 5.4%
Massachusetts State G.O. Refunding VRDB,
Series 2005A,
3.52%, 3/8/07                                                                           81,080   81,080
Massachusetts State Health and Educational Facilities Authority Revenue, Series 1999R,
Harvard University,
3.55%, 3/1/07                                                                           12,015   12,015
Massachusetts State Water Resources Revenue Bonds,
Eagle 2006-68 Class A, /(1)/
3.70%, 3/8/07                                                                            7,500    7,500
Massachusetts State Development Finance Agency,
Harvard University,
3.52%, 3/1/07                                                                           16,800   16,800
Massachusetts State Development Finance Agency Revenue VRDB, Series B-2
Harvard University,
3.53%, 3/8/07                                                                           35,825   35,825
Massachusetts Transit Improvement Association Revenue VRDB,
Series 2002B, Lease Revenue Demand Obligations (AMBAC Insured),
3.51%, 3/8/07                                                                           21,450   21,450
Massachusetts State G.O. Refunding VRDB,
Series 2001C,
3.63%, 3/8/07                                                                           33,300   33,300

       MONEY MARKET PORTFOLIOS 10 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

MONEY MARKET PORTFOLIOS
SCHEDULE OF INVESTMENTS
MUNICIPAL PORTFOLIO (continued)
FEBRUARY 28, 2007 (UNAUDITED)


                                                                          PRINCIPAL
                                                                           AMOUNT   VALUE
                                                                           (000S)   (000S)
                                                                          --------- -------
MUNICIPAL INVESTMENTS - 99.2% - CONTINUED
Massachusetts - 5.4% - (continued)
The Commonwealth of Massachusetts, Series F,
CP (J.P. Morgan Chase Bank LOC),
3.60%, 3/8/07                                                              20,000    20,000
                                                                                    -------
                                                                                    227,970
                                                                                    -------
Michigan - 4.8%
Detroit School Building and Site Improvement G.O., Series 2002A,
ABN AMRO Munitops Certificate Trust, Series 2003-10 (FGIC Insured), /(1)/
3.67%, 3/8/07                                                               4,000     4,000
Detroit Sewer Disposal Revenue VRDB, Series A,
Second Lien (FGIC Insured),
3.65%, 3/8/07                                                              19,800    19,800
Detroit TANS
(Bank of Nova Scotia LOC),
4.50%, 3/1/07                                                              10,000    10,000
Georgetown Township Economic Development Corp. Revenue Bonds,
Sunset Manor Project (LaSalle Bank N.A. LOC),
3.65%, 3/8/07                                                               8,860     8,860
Grand Rapids Economic Development Corp. Revenue Refunding Bonds,
Series 1991A, Amway Hotel (Standard Federal Bank N.A. LOC),
3.53%, 3/8/07                                                               3,575     3,575
Jackson County Economic Development Corp. Limited Obligation Revenue
Refunding VRDB, Series 2001A, Vista Grande Villa (LaSalle Bank N.A. LOC),
3.62%, 3/1/07                                                               6,140     6,140
Kalamazoo Economic Development,
VRDN, Limited Obligation Heritage Project (Fifth Third Bank LOC),
3.65%, 3/8/07                                                               1,000     1,000
Michigan Higher Educational Facilities Authority, Series 2004,
Hope College Project (J.P. Morgan Chase Bank LOC),
3.67%, 3/8/07                                                               2,700     2,700
Michigan Higher Educational Facilities Authority VRDB, Series 2006,
Ref-Limited Obligation-Albion College (J.P. Morgan Chase Bank LOC),
3.66%, 3/8/07                                                              51,900    51,900
Michigan Municipal Bond Authority Revenue Notes,
Series B-2 (Bank of Nova Scotia LOC),
4.50%, 8/20/07                                                             10,000    10,037
Michigan State Hospital Finance Authority Revenue Refunding VRDB,
Series 2003A, Crittenton Hospital (Comerica Bank LOC),
3.65%, 3/1/07                                                               9,950     9,950
Michigan State Hospital Finance Authority Revenue VRDB,
Series 2005F, Trinity Health Credit,
3.63%, 3/1/07                                                               6,475     6,475
Michigan State Hospital Finance Authority Revenue VRDB, Series 1999B,
Ascension Health Credit,
3.50%, 3/8/07                                                              60,500    60,500
Michigan State G.O. Notes, Series A 2006,
4.25%, 9/28/07                                                             10,000    10,042
                                                                                    -------
                                                                                    204,979
                                                                                    -------
Minnesota - 1.0%
Duluth EDA Healthcare Facilities Revenue VRDB, Series 1997,
Miller-Dwan Medical Center Project (U.S. Bank N.A. LOC),
3.69%, 3/1/07                                                                 800       800
Mankato Multifamily Housing Revenue VRDB, Series 1997,
Highland Hills Project (LaSalle Bank N.A. LOC),
3.69%, 3/1/07                                                               1,000     1,000
Maple Grove Economic Development Revenue Bonds, Series 2004,
Heritage Christian Academy (U.S. Bank N.A. LOC),
3.65%, 3/8/07                                                               3,920     3,920

       MONEY MARKET PORTFOLIOS 11 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

MONEY MARKET PORTFOLIOS
SCHEDULE OF INVESTMENTS
MUNICIPAL PORTFOLIO (continued)
FEBRUARY 28, 2007 (UNAUDITED)


                                                                                   PRINCIPAL
                                                                                    AMOUNT   VALUE
                                                                                    (000S)   (000S)
                                                                                   --------- ------
MUNICIPAL INVESTMENTS - 99.2% - CONTINUED
Minnesota - 1.0% - (continued)
Minneapolis Student Housing, Series 2003,
Riverton Community Housing Project (LaSalle Bank, NA LOC),
3.70%, 3/8/07                                                                        7,200    7,200
Minnesota State G.O., Series 2003,
Citigroup ROCS-RR-II-R Series 4309, /(1)/
3.70%, 3/8/07                                                                        3,625    3,625
Minnesota State Higher Education Facilities Authority Revenue VRDB,
Series 20045Z, University St. Thomas (LaSalle Bank N.A. LOC),
3.68%, 3/8/07                                                                        9,200    9,200
Minnesota State Housing Finance Agency Revenue Notes,
Residential Housing Finance Notes, Series D,
3.70%, 5/24/07                                                                       5,000    5,000
Rochester Health Facilities Revenue Bonds, Series 2000 II-R-28,
Citigroup ROCS, /(1)/
3.70%, 3/8/07                                                                       10,470   10,470
St. Paul Housing and Redevelopment Authority Revenue VRDB, Series 2002,
Public Radio Project (Allied Irish Bank LOC),
3.69%, 3/1/07                                                                        1,300    1,300
St. Paul Port Authority District Revenue VRDB, Series 2001-1-M
(Dexia Credit Local LOC),
3.69%, 3/1/07                                                                        1,300    1,300
                                                                                             ------
                                                                                             43,815
                                                                                             ------
Mississippi - 0.8%
Mississippi Medical Center Educational Building Corp. Revenue VRDB,
Adult Hospital Project (AMBAC Insured),
3.65%, 3/1/07                                                                       11,650   11,650
Mississippi Business Finance Corp. Revenue VRDB,
Series 600, Concourse Project (Regions Bank LOC),
3.69%, 3/8/07                                                                        5,000    5,000
Mississippi Hospital Equipment and Facilities Authority Revenue VRDB,
Series 2006, Mississippi Baptist Health System (Amsouth Bank Birmingham LOC),
3.69%, 3/8/07                                                                        8,500    8,500
University of Mississippi Building Corp. Revenue VRDB, Series 2000-A,
Campus Improvement Project (MBIA Insured),
3.68%, 3/8/07                                                                        7,300    7,300
                                                                                             ------
                                                                                             32,450
                                                                                             ------
Missouri - 1.9%
Independence IDA Multifamily Housing Revenue Refunding VRDB,
Series 2005, The Mansions Project (FHLMC LOC),
3.67%, 3/8/07                                                                        2,900    2,900
Kansas City IDA Revenue VRDB, Series B,
Downtown Redevelopment District (AMBAC Insured),
3.55%, 3/8/07                                                                       10,000   10,000
Missouri State Health and Educational Facilities Authority Revenue VRDB, Series A,
The Washington University,
3.64%, 3/1/07                                                                        2,800    2,800
Missouri State Health and Educational Facilities Authority Revenue VRDB,
Series 1999, Pooled Hospital Freeman Health System (KBC Bank N.V. LOC),
3.53%, 3/8/07                                                                        3,750    3,750
Missouri State Health and Educational Authority Revenue, Series 2000,
Lutheran Project (U.S. Bank NA LOC),
3.51%, 3/8/07                                                                       15,045   15,045
Missouri State Health and Educational Facilities Authority Revenue VRDB,
Series 1999B, St. Louis University,
3.67%, 3/1/07                                                                        4,880    4,880
Missouri State Health and Educational Facilities Authority Revenue VRDB,
Series 2002, De Smet Jesuit High School (U.S. Bank N.A. LOC),
3.69%, 3/1/07                                                                        3,400    3,400


       MONEY MARKET PORTFOLIOS 12 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

MONEY MARKET PORTFOLIOS
SCHEDULE OF INVESTMENTS
MUNICIPAL PORTFOLIO (continued)
FEBRUARY 28, 2007 (UNAUDITED)


                                                                              PRINCIPAL
                                                                               AMOUNT   VALUE
                                                                               (000S)   (000S)
                                                                              --------- ------
MUNICIPAL INVESTMENTS - 99.2% - CONTINUED
Missouri - 1.9% - (continued)
Missouri State Health and Educational Facilities Authority Revenue VRDB,
Series 2003, Southwest Baptist University Project (Bank of America N.A. LOC),
3.69%, 3/1/07                                                                   1,565    1,565
Missouri State Health and Educational Facilities Authority Revenue VRDB,
Series 2004, Bethesda Health Group Project (U.S. Bank N.A. LOC),
3.69%, 3/1/07                                                                   3,295    3,295
Missouri State Health and Educational Facilities Authority Revenue VRDB,
Series 2004A, St. Joseph - St. Pius (Allied Irish Bank LOC),
3.72%, 3/8/07                                                                   2,680    2,680
St. Charles County IDA Revenue Refunding VRDB,
Country Club Apartments Project (FNMA LOC),
3.67%, 3/8/07                                                                  25,000   25,000
St. Louis County IDA Revenue Bonds, Series 2004,
Friendship Village West County Project (LaSalle Bank N.A. LOC),
3.51%, 3/8/07                                                                     500      500
St. Louis General Fund TRANS,
4.50%, 6/29/07                                                                  3,000    3,007
                                                                                        ------
                                                                                        78,822
                                                                                        ------
Nebraska - 0.2%
Nebraska Educational Finance Authority Revenue Bonds,
Series 2003, Creighton University Project (AMBAC Insured),
3.64%, 3/1/07                                                                   7,625    7,625

Nevada - 1.2%
Clark County Economic Development VRDB,
Opportunity Village Project (Allied Irish Bank LOC),
3.62%, 3/8/07                                                                   9,000    9,000
Clark County Revenue Refunding Bonds, Series 1993A,
Airport Improvement (MBIA Insured),
3.52%, 3/8/07                                                                  21,200   21,200
Las Vegas Water District VRDB, Series B,
Water Improvement,
3.67%, 3/1/07                                                                  10,000   10,000
Nevada State Municipal G.O., Series 1997-SGB 31
(FGIC Insured), /(1)/
3.69%, 3/8/07                                                                  12,365   12,365
                                                                                        ------
                                                                                        52,565
                                                                                        ------
New Hampshire - 0.3%
New Hampshire Health and Educational Facilities Authority Revenue VRDB,
Riverwoods at Exeter (Bank of America N.A. LOC),
3.67%, 3/8/07                                                                  12,360   12,360

New Jersey - 0.3%
New Jersey EDA Revenue VRDB,
Subseries R-1, FACS Construction (Lloyds TSB Bank LOC),
3.55%, 3/1/07                                                                  14,525   14,525

New York - 8.1%
New York City VRDN, Subseries H-1,
(New York City G.O. and G.O RANS LOC),
3.62%, 3/1/07                                                                  10,000   10,000
New York City Water Finance Authority,
IAM CP,
3.66%, 3/9/07                                                                  19,000   19,000
New York City Housing Development Corp, Series 1997A,
Monterey Project (FNMA Colld.),
3.47%, 3/8/07                                                                  13,050   13,050
New York City Transitional Finance Authority, Series 3, Subseries 3 B,
Recovery (New York City Transportation Finance Authority LOC),                 14,500   14,500
3.64%, 3/1/07


       MONEY MARKET PORTFOLIOS 13 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

MONEY MARKET PORTFOLIOS
SCHEDULE OF INVESTMENTS
MUNICIPAL PORTFOLIO (continued)
FEBRUARY 28, 2007 (UNAUDITED)


                                                                            PRINCIPAL
                                                                             AMOUNT   VALUE
                                                                             (000S)   (000S)
                                                                            --------- -------
MUNICIPAL INVESTMENTS - 99.2% - CONTINUED
New York - 8.1% - (continued)
New York Muni Water and Sewer VRDB, Series 2003C,
Fiscal, 3.64%, 3/1/07                                                        25,600    25,600
New York Transportation Finance Authority VRDB, Series 3, Subseries G,
NewYork City Recovery,
3.50%, 3/8/07                                                                34,260    34,260
New York State HFA VRDB, Series A,
Historic Front (Bank of New York LOC),
3.48%, 3/8/07                                                                 8,100     8,100
New York City Transitional Finance Authority Revenue VRDB,
Subseries 2D,
3.50%, 3/8/07                                                                 6,770     6,770
New York Dorm Authority, Series 2003,
Tersian House Housing Corp Project (Lloyds TSB Bank LOC),
3.60%, 3/8/07                                                                15,375    15,375
New York Triborough Bridge and Tunnel Revenue VRDB, Series 2003B,
3.50%, 3/8/07                                                                95,965    95,965
Suffolk County IDA Civic Facility Revenue VRDB, Series 2000,
St. Anthony's High School Civic (KBC Bank N.V. LOC),
3.62%, 3/8/07                                                                14,030    14,030
Triborough Bridge and Tunnel Authority Revenue Refunding VRDB,
Subseries 2005 B-1,
3.63%, 3/8/07                                                                87,300    87,300
                                                                                      -------
                                                                                      343,950
                                                                                      -------
North Carolina - 2.4%
Charlotte-Mecklenberg Hospital Authority Revenue VRDB,
Series 1996D, Healthcare,
3.64%, 3/8/07                                                                12,100    12,100
Charlotte Water and Sewer System Revenue VRDB, Series B,
3.64%, 3/8/07                                                                61,000    61,000
City of Greensboro Street Improvement, G.O. VRDB,
3.67%, 3/8/07                                                                10,000    10,000
University of North Carolina Revenue Bonds,
Citigroup Eagle 720053014 Class 2005A, /(1)/
3.71%, 3/8/07                                                                18,400    18,400
                                                                                      -------
                                                                                      101,500
                                                                                      -------
Ohio - 0.9%
Clinton County Hospital Revenue Refunding VRDB, Series 2002A-1,
Memorial Hospital Project (Fifth Third Bank LOC),
3.61%, 3/8/07                                                                 3,410     3,410
Franklin County Healthcare Facilities Revenue Refunding Bonds, Series 2005,
Chelsea First Community (KBC Bank N.V. LOC),
3.67%, 3/8/07                                                                 7,800     7,800
Knox County Hospital Facility Revenue VRDB, Series 2004,
Community Hospital Project (National City Bank Cleveland LOC),
3.67%, 3/8/07                                                                 4,975     4,975
Licking County Health Care Facilities Revenue, Series 2003,
Kendal (HBOS Treasury Services LOC),
3.65%, 3/8/07                                                                10,400    10,400
Ohio State Higher Educational Facilities Revenue, Series 2005A,
Oberline College Project,
3.52%, 3/8/07                                                                12,600    12,600
                                                                                      -------
                                                                                       39,185
                                                                                      -------
Oklahoma - 0.9%
Edmond EDA Student Housing Revenue VRDB,
Series 2001A (Allied Irish Bank N.A. LOC),
3.67%, 3/8/07                                                                 4,105     4,105

       MONEY MARKET PORTFOLIOS 14 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

MONEY MARKET PORTFOLIOS
SCHEDULE OF INVESTMENTS
MUNICIPAL PORTFOLIO (continued)
FEBRUARY 28, 2007 (UNAUDITED)


                                                                                  PRINCIPAL
                                                                                   AMOUNT   VALUE
                                                                                   (000S)   (000S)
                                                                                  --------- ------
MUNICIPAL INVESTMENTS - 99.2% - CONTINUED
Oklahoma - 0.9% - (continued)
Garfield County Industrial Authority PCR Refunding Bonds, Series A,
Oklahoma Gas & Electric Co. Project,
3.58%, 3/8/07                                                                      10,000   10,000
Oklahoma State Industrial Authority VRDB,
Oklahoma Christian University (LaSalle Bank, NA LOC),
3.68%, 3/8/07                                                                      23,100   23,100
                                                                                            ------
                                                                                            37,205
                                                                                            ------
Oregon - 1.4%
Clackamas County Hospital Facility Authority Revenue Refunding VRDB,
Willamette Series A-1 (Bank of New York LOC),
3.65%, 3/8/07                                                                       5,300    5,300
Oregon State Department Transportation Authority, Series B-1,
Sub Lien,
3.63%, 3/8/07                                                                      22,000   22,000
Oregon State Facilities Authority Revenue VRDB, Series 2005A,
Quatama Crossing Housing (FNMA LOC),
3.67%, 3/8/07                                                                      30,745   30,745
                                                                                            ------
                                                                                            58,045
                                                                                            ------
Pennsylvania - 1.9%
Delaware County Authority Revenue VRDB, Series 2006,
Riddle Village Project (Lloyds TSB Bank LOC),
3.65%, 3/8/07                                                                      30,870   30,870
Emmaus General Authority Bond Pool Program, Series 1989H-20,
Local Government Revenue Bonds (Depfa Bank PLC LOC),
3.55%, 3/8/07                                                                       5,000    5,000
Lehigh County General Purpose Authority, Series 2001,
St. Lukes Hospital Project (Wachovia Bank, NA LOC),
3.60%, 3/1/07                                                                       7,700    7,700
Montgomery County IDA VRDB,
Exelon (Wachovia Bank LOC),
3.52%, 3/8/07                                                                       5,250    5,250
Pennsylvania Intergovernmental Cooperative Authority Special Tax Revenue
Refunding Bonds, Series 2003, Philadelphia Funding Program (AMBAC Insured),
3.67%, 3/8/07                                                                       9,300    9,300
Philadelphia Hospital and Higher Education Facilities Authority Revenue Refunding
VRDB, Series 2002, Philadelphia Protestant Home (Bank of America N.A. LOC),
3.67%, 3/8/07                                                                       9,270    9,270
Philadelphia Hospital and Higher Education Facilities Authority Revenue VRDB,
Series 1999B, Jefferson Health System,
3.68%, 2/4/08                                                                      10,000   10,000
Philadelphia TRANS,
4.50%, 6/29/07                                                                      5,000    5,011
                                                                                            ------
                                                                                            82,401
                                                                                            ------
Puerto Rico - 0.1%
Puerto Rico Commonwealth Highway and Transportation Authority Revenue,
Citigroup ROCS-RR-II-R-785CE Trust Receipts (Citigroup Inc. Gtd.), /(1)/
3.67%, 3/8/07                                                                       4,700    4,700

South Carolina - 0.6%
Charleston Educational Excellence Finance Corp. Revenue Bonds,
Citigroup ROCS 497M, /(1)/
3.70%, 3/8/07                                                                       9,115    9,115
Medical University Hospital Authority Revenue VRDB, Series 2005A-5,
Austin Variable Certificates (MBIA Insured), /(1)/
3.70%, 3/8/07                                                                       6,000    6,000
Oconee County PCR Refunding VRDB,
Series 1993, Duke Energy Corp. (SunTrust Bank LOC),
3.66%, 3/8/07                                                                      11,900   11,900
                                                                                            ------
                                                                                            27,015
                                                                                            ------

       MONEY MARKET PORTFOLIOS 15 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

MONEY MARKET PORTFOLIOS
SCHEDULE OF INVESTMENTS
MUNICIPAL PORTFOLIO (continued)
FEBRUARY 28, 2007 (UNAUDITED)


                                                                                      PRINCIPAL
                                                                                       AMOUNT   VALUE
                                                                                       (000S)   (000S)
                                                                                      --------- ------
MUNICIPAL INVESTMENTS - 99.2% - CONTINUED
South Dakota - 0.0%
South Dakota Health and Educational Facilities Authority Revenue VRDB,
Series 2003, Rapid City Regional Hospital (MBIA Insured),
3.64%, 3/1/07                                                                           1,400    1,400
Tennessee - 3.3%
Blount County Public Building Authority Revenue VRDB,
Local Government Public Improvement Bonds (AMBAC Insured),
Series 2004A-9-B,
3.68%, 3/1/07                                                                           1,465    1,465
Series 2004A-9-C,
3.68%, 3/1/07                                                                           1,275    1,275
City of Chattanooga 21st Century G.O.,
ABN AMRO Munitops Certificate Trust 2002-25 (MBIA Insured), /(1)/
3.69%, 3/8/07                                                                           7,685    7,685
Clarksville Public Building Authority Revenue VRDB,
Pooled Finance (Bank of America, N.A. LOC), /(1)/
3.67%, 3/8/07                                                                          24,385   24,385
Clarksville Public Building Authority Revenue VRDB, Series 2001,
Tennessee Municipal Bond Fund (Bank of America N.A. LOC),
3.65%, 3/1/07                                                                           4,535    4,535
Hendersonville IDB Multifamily Housing Revenue Refunding VRDB,
Windsor Park (Colld. by FNMA),
3.54%, 3/8/07                                                                           1,995    1,995
Metropolitan Government Nashville and Davidson County Electric
Revenue Bonds, Citicorp Eagle Trust Series 984201, /(1)/
3.71%, 3/8/07                                                                          17,370   17,370
Metropolitan Government Nashville and Davidson County Health and Educational
Facilities Revenue Refunding Bonds, Richland Place, Inc. Project (SunTrust Bank LOC),
3.52%, 3/8/07                                                                           6,000    6,000
Metropolitan Government Nashville and Davidson County IDB Revenue
Refunding VRDB, Series 2002, University of Nashville Project (SunTrust Bank LOC),
3.52%, 3/8/07                                                                             600      600
Montgomery County Public Building Authority Pooled Financing Revenue Bonds,
Series 2004, Tennessee County Loan Pool (Bank of America N.A. LOC),
3.65%, 3/1/07                                                                           9,900    9,900
Montgomery County Public Building Authority Pooled Financing
Revenue Bonds, Tennessee County Loan Pool (Bank of America N.A. LOC),
3.65%, 3/1/07                                                                          11,900   11,900
Sevier County Public Building Authority,
Local Government Public Improvement Revenue Bonds,
Series 2000 IV-B-4 (FSA Corp. Insured),
3.64%, 3/1/07                                                                           1,200    1,200
Series 2000 IV-B-12 (FSA Corp. Insured),
3.64%, 3/1/07                                                                             300      300
Series 2000 IV-C-3 (FSA Corp. Insured),
3.64%, 3/1/07                                                                           2,000    2,000
Series 2000 IV-E-1 (AMBAC Insured),
3.64%, 3/1/07                                                                           5,100    5,100
Series 2000 IV-E-6 (AMBAC Insured),
3.64%, 3/1/07                                                                           1,090    1,090
Series 2001 IV-H-3 (AMBAC Insured),
3.64%, 3/1/07                                                                           2,500    2,500
Series 2002 IV-I-4 (AMBAC Insured),
3.64%, 3/1/07                                                                           2,020    2,020
Series 2002 IV-J-3 (AMBAC Insured),
3.64%, 3/1/07                                                                             535      535
Shelby County Health, Educational and Housing Facilities Board Revenue VRDB,
Series 2003, St. Benedict High School Project (Amsouth Bank Birmingham LOC),
3.67%, 3/8/07                                                                           9,800    9,800


       MONEY MARKET PORTFOLIOS 16 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

MONEY MARKET PORTFOLIOS
SCHEDULE OF INVESTMENTS
MUNICIPAL PORTFOLIO (continued)
FEBRUARY 28, 2007 (UNAUDITED)


                                                                                 PRINCIPAL
                                                                                  AMOUNT   VALUE
                                                                                  (000S)   (000S)
                                                                                 --------- -------
MUNICIPAL INVESTMENTS - 99.2% - CONTINUED
Tennessee - 3.3% - (continued)
Tennergy Corp. Gas Revenue Bonds, Series 1258Q,
Putters (JPMorgan Chase & Co. LOC), /(1)/
3.71%, 3/8/07                                                                     14,000    14,000
Tennessee Energy Acquisition Corp. Revenue Bonds,
ROCS-RR-II-R-598,
3.70%, 3/8/07                                                                     15,000    15,000
                                                                                           -------
                                                                                           140,655
                                                                                           -------
Texas - 8.1%
Bexar County Health Facilities Development Corp. Revenue VRDB,
Air Force Village (Bank of America N.A. LOC),
3.65%, 3/8/07                                                                        600       600
Board of Regents, University of Texas, Series 2002,
Revenue Financing System CP Notes (University of Texas - Financing System Gtd.),
3.65%, 6/12/07                                                                    20,000    20,000
Comal Independent School District, Series 1999-9,
ABN AMRO Munitops Certificate Trust (PSF of Texas Gtd.), /(1)/
3.68%, 3/8/07                                                                      1,300     1,300
Fort Bend School District G.O., Series 2004A-03,
Wachovia MERLOTS (PSF of Texas Gtd.), /(1)/
3.56%, 3/8/07                                                                      7,040     7,040
Fort Worth Independent School District G.O., Series 2007-4,
State Street Clipper Tax Exempt Certificate Partnership, /(1)/
3.70%, 3/8/07                                                                     25,000    25,000
Grand Prairie Independent School District G.O. VRDB,
3.82%, 8/1/07                                                                     15,000    15,000
Harris County G.O. CP Notes, Series C,
3.59%, 3/9/07                                                                     10,000    10,000
Harris County Toll Road State G.O., Series 2003B,
Citigroup ROCS-RR-II-4541, /(1)/
3.70%, 3/8/07                                                                      7,780     7,780
HFDC Center Inc. Retirement Facility Revenue VRDB, Series 2006C,
Village of Gleannloch Farms (Citibank NA LOC),
3.66%, 3/8/07                                                                     10,250    10,250
Keller Independent School District G.O., Series 2001-26,
ABN AMRO Munitops Certificate Trust (PSF of Texas Gtd.), /(1)/
3.69%, 3/8/07                                                                      2,650     2,650
Lower Colorado River Authority CP Notes, Series A,
3.70%, 6/14/07                                                                    10,000    10,000
Lower Neches Valley Authority IDR Revenue Bonds,
Series 2001A, Exxon Mobil Project (Exxon Mobil Corp. Gtd.),
3.55%, 3/1/07                                                                     23,200    23,200
Municipal Securities Trust Certificates, Series 5026 144-A,
Munitop University of Texas,/(1)/
3.59%, 3/8/07                                                                      5,800     5,800
North East Independent School District G.O., Series 2000 PT-3156,
School Building Bonds (PSF of Texas Gtd.), /(1)/
3.72%, 3/8/07                                                                      1,380     1,380
Plano Health Facilities Development Corp. Revenue Bonds, Series 2000,
YMCA of Metro Dallas Project (Bank of America N.A. LOC),
3.58%, 3/8/07                                                                      9,425     9,425
State of Texas G.O.,
Citigroup Eagle 2006-126 Class A, /(1)/
3.71%, 3/8/07                                                                     28,800    28,800
State of Texas G.O. Refunding,
Vets Housing Assistance - Fund I (Texas State G.O. Gtd.),
3.51%, 3/8/07                                                                     15,395    15,395


       MONEY MARKET PORTFOLIOS 17 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

MONEY MARKET PORTFOLIOS
SCHEDULE OF INVESTMENTS
MUNICIPAL PORTFOLIO (continued)
FEBRUARY 28, 2007 (UNAUDITED)


                                                                 PRINCIPAL
                                                                  AMOUNT   VALUE
                                                                  (000S)   (000S)
                                                                 --------- -------
MUNICIPAL INVESTMENTS - 99.2% - CONTINUED
Texas - 8.1% - (continued)
State of Texas G.O. Bonds,
Series 2006B, Multi-Mode-Mobility,
3.52%, 9/5/07                                                     15,000    15,000
State of Texas TRANS, Series 2006,
4.50%, 8/31/07                                                    45,000    45,206
Tarrant County Health Facilities Development Corp. Revenue VRDB,
Series A, Adventist Health System - Sunbelt (SunTrust Bank LOC),
3.65%, 3/8/07                                                      7,680     7,680
Tarrant County Housing Finance Corp. Revenue Bonds,
Series 2003, Gateway Arlington Apartments Project (FNMA Gtd.),
3.66%, 3/8/07                                                      1,165     1,165
Texas State G.O.,
Merrill Lynch P-Floats-MT 355, /(1)/
3.71%, 3/8/07                                                     14,230    14,230
Texas State G.O.,
Deutsche Bank Spears-DB-212, /(1)/
3.72%, 3/8/07                                                     21,260    21,260
Texas State G.O., Putter Series 1361, /(1)/
3.70%, 3/8/07                                                      8,590     8,590
Texas State Transportation Community Revenue Bonds,
Citigroup Eagle 20060085 Class A, /(1)/
3.71%, 3/8/07                                                     10,855    10,855
Travis County Health Facilities Development Corp. Revenue VRDB,
Querencia Barton Creek (LaSalle Bank N.A. LOC),
3.65%, 3/8/07                                                     10,000    10,000
Tyler Independent School District G.O. VRDB, Series A, ,
School Building,
4.75%, 8/16/07                                                    10,000    10,099
University of Texas Permanent University Fund Revenue Bonds,
Series 2002B, Citigroup ROCS RR II R 6519, /(1)/
3.70%, 3/8/07                                                      5,130     5,130
                                                                           -------
                                                                           342,835
                                                                           -------
Utah - 3.9%
Murray City Hospitals VRDB, Series A,
IHC Health Services,
3.65%, 3/8/07                                                     30,000    30,000
St. George Housing Revenue VRDB, Series A,
OK Foundation Projects (FNMA Gtd.),
3.66%, 3/8/07                                                     13,950    13,950
Utah Transit Authority Sales Revenue VRDB, Series 2006A,
Sales Tax Revenue Bonds (Fortis Bank LOC),
3.67%, 3/1/07                                                     20,605    20,605
Utah Transit Authority Sales Tax Revenue Bonds, Subseries B
(Fortis Bank LOC),
3.52%, 3/1/07                                                     58,435    58,435
Utah Water Finance Agency Revenue VRDB, Series 2004A-10
(AMBAC Insured),
3.56%, 3/8/07                                                      2,335     2,335
Utah Water Finance Agency VRDNs, Series A-12,
(AMBAC Insured),
3.53%, 3/8/07                                                      5,400     5,400
Utah Water Finance Agency Revenue VRDB, Series 2005A-11,
Tender Options (AMBAC Insured),
3.56%, 3/8/07                                                     12,300    12,300
Utah Water Finance Agency Revenue VRDB, Series 2005A-14,
Tender Options (AMBAC Insured),
3.56%, 3/8/07                                                      4,000     4,000


       MONEY MARKET PORTFOLIOS 18 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

MONEY MARKET PORTFOLIOS
SCHEDULE OF INVESTMENTS
MUNICIPAL PORTFOLIO (continued)
FEBRUARY 28, 2007 (UNAUDITED)


                                                                              PRINCIPAL
                                                                               AMOUNT   VALUE
                                                                               (000S)   (000S)
                                                                              --------- -------
MUNICIPAL INVESTMENTS - 99.2% - CONTINUED
Utah - 3.9% - (continued)
Utah Water Finance Agency Revenue VRDN, Series A-18,
(AMBAC Insured),
3.56%, 3/8/07                                                                  10,000    10,000
Utah Water Finance Agency Revenue VRDB, Series A-15
(AMBAC Insured),
3.53%, 3/8/07                                                                   9,700     9,700
                                                                                        -------
                                                                                        166,725
                                                                                        -------
Virginia - 1.2%
Fairfax County Water Authority Revenue Bonds,
Citigroup Eagle 200691 Class A, /(1)/
3.71%, 3/8/07                                                                  14,835    14,835
Loudoun County IDA Medical Resources Organization, Series 2003E,
Howard Hughes Medical Institute,
3.63%, 3/1/07                                                                   5,930     5,930
Monongalia County Building Commission, Series 2005B,
Monongalia General Hospital (J.P. Morgan Chase Bank LOC),
3.66%, 3/8/07                                                                  13,500    13,500
University of Virginia Revenue Bonds,
Citigroup Eagle 20060017, Class A, /(1)/
3.71%, 3/8/07                                                                  12,000    12,000
Virginia College Building Authority Revenue VRDB, Series 2004,
University of Richmond Project,
3.52%, 3/8/07                                                                   5,000     5,000
                                                                                        -------
                                                                                         51,265
                                                                                        -------
Washington - 2.6%
Everett Washington Public Facilities District VRDB, Series 2007,
3.69%, 3/1/07                                                                    6000      6000
King County G.O. Limited BANS, Series A 2006,
4.00%, 11/1/07                                                                  3,000     3,009
Port of Seattle Intermediate Lien Revenue Refunding Bonds, Series 2005-28,
ABN AMRO Munitops Certificate Trust (MBIA Insured), /(1)/
3.70%, 3/8/07                                                                  10,000    10,000
Snohomish County Public Utilities District No. 1, Series 1995,
Generation Systems (MBIA Insured),
3.51%, 3/8/07                                                                  11,310    11,310
Washington State G.O., Series 1993B,
Smith Barney Soc Gen Trust SGB-13, /(1)/
3.70%, 3/8/07                                                                   1,350     1,350
Washington State G.O. Bonds, Series 2000B,
Eagle Trust Series 20004701, /(1)/
3.71%, 3/8/07                                                                   2,300     2,300
Washington State G.O. Bonds, Series 2004D,
ABN AMRO Munitops Certificate Trust Series 2004-13 (AMBAC Insured), /(1)/
3.70%, 3/8/07                                                                  13,200    13,200
Washington State Housing Finance Community Nonprofit Housing Revenue VRDB,
YMCA Tacoma and Pierce Project (U.S. Bank N.A. LOC),
Series A 1998,
3.55%, 3/8/07                                                                   3,140     3,140
Series B 1998,
3.55%, 3/8/07                                                                   4,170     4,170
Washington State Healthcare Facilities Authority Revenue Bonds, Series 510CE,
Citigroup ROCS (Citibank N.A. Gtd.), /(1)/
3.70%, 3/8/07                                                                   9,145     9,145
Washington State Healthcare Facilities Authority Revenue VRDB,
Seattle Cancer Care (KeyBank N.A. LOC),
3.67%, 3/8/07                                                                   9,220     9,220


       MONEY MARKET PORTFOLIOS 19 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

MONEY MARKET PORTFOLIOS
SCHEDULE OF INVESTMENTS
MUNICIPAL PORTFOLIO (continued)
FEBRUARY 28, 2007 (UNAUDITED)


                                                                                      PRINCIPAL
                                                                                       AMOUNT   VALUE
                                                                                       (000S)   (000S)
                                                                                      --------- -------
MUNICIPAL INVESTMENTS - 99.2% - CONTINUED
Washington - 2.6% - (continued)
Washington State Healthcare Facilities Authority Revenue VRDB, Series 2003,
Association of Community and Migrant Health Centers (U.S. Bank N.A. LOC),
3.72%, 3/8/07                                                                           2,355     2,355
Washington State Higher Education Facilities Authority Revenue VRDB,
Series B, Puget Sound Project (Bank of America N.A. LOC),
3.67%, 3/8/07                                                                           6,000     6,000
Washington State Housing Community Nonprofit Revenue VRDB, Series 2007B,
Eastside Catholic School (KeyBank NA LOC).
3.69%, 3/8/07                                                                           9,000     9,000
Washington State Higher Education Facilities Authority Revenue VRDB,
Series 2003A, Cornish College of Arts Project (Bank of America N.A. LOC),
3.60%, 3/8/07                                                                           1,900     1,900
Washington State Housing Finance Commission Nonprofit Revenue VRDB,
Bertschi School Project (Bank of America N.A. LOC),
3.68%, 3/8/07                                                                           5,500     5,500
Washington State Housing Revenue VRDB,
Judson Park Project (KBC Bank N.V. LOC),
3.67%, 3/8/07                                                                          10,400    10,400
Washington State Housing Finance Commission Nonprofit Revenue VRDB,
Museum of History and Industry (Bank of America N.A. LOC),
3.63%, 3/1/07                                                                           1,400     1,400
                                                                                                -------
                                                                                                109,399
                                                                                                -------
West Virginia - 0.2%
West Virginia State Hospital Finance Authority Revenue Refunding VRDB, Series 2003A1,
Pallottine Health Services, Inc. Project (Fifth Third Bank LOC),
3.66%, 3/8/07                                                                           8,335     8,335
West Virginia State Hospital Financial Authority Revenue VRDB,
Pallottine Health Services Project,
3.66%, 3/8/07                                                                             300       300
                                                                                                -------
                                                                                                  8,635
                                                                                                -------
Wisconsin - 3.8%
Kenosha Unified School District Number One, TRANS,
4.00%, 9/14/07                                                                          5,000     5,012
Milwaukee Redevelopment Authority Revenue VRDB, Series 2005,
University of Wisconsin Kenilworth Project (Depfa Bank PLC LOC),
3.62%, 3/8/07                                                                           2,900     2,900
Milwaukee School RANS,
4.50%, 8/30/07                                                                          1,000     1,004
Pleasant Prairie Kenosha County G.O. VRDB,
Series 2004 (XLCA Insured),
3.72%, 3/8/07                                                                           4,900     4,900
State of Wisconsin G.O.VRDB, Series 2007-5,
State Street Clipper Tax Exempt Certificate Partnership, /(1)/
3.70%, 3/8/07                                                                          25,000    25,000
Wauwatosa Housing Authority Revenue Refunding Bonds, Series 1995B,
San Camillo, Inc. Project (U.S. Bank N.A. LOC),
3.65%, 3/8/07                                                                           1,700     1,700
Wisconsin Health and Educational Facilities Authority Revenue Bonds,
Series 2004, Wisconsin Institute of Torah Study, Inc. Project (Harris N.A. LOC),
3.65%, 3/8/07                                                                           3,315     3,315
Wisconsin Health and Educational Facilities Authority Revenue Bonds,
Series 2004C, EastCastle Place (LaSalle Bank N.A. LOC),
3.65%, 3/8/07                                                                           4,085     4,085
Wisconsin Health and Educational Facilities Authority Revenue Refunding VRDB,
Series 2003, Oakwood Village Project (Marshall & Ilsley Bank LOC),
3.67%, 3/8/07                                                                          10,865    10,865


       MONEY MARKET PORTFOLIOS 20 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

MONEY MARKET PORTFOLIOS
SCHEDULE OF INVESTMENTS
MUNICIPAL PORTFOLIO (continued)
FEBRUARY 28, 2007 (UNAUDITED)


                                                                                   PRINCIPAL
                                                                                    AMOUNT    VALUE
                                                                                    (000S)    (000S)
                                                                                   --------- ---------
MUNICIPAL INVESTMENTS - 99.2% - CONTINUED
Wisconsin - 3.8% - (continued)
Wisconsin Health and Educational Facilities Authority Revenue VRDB,
Capital Access Pool, Vernon Memorial Hospital (U.S. Bank N.A. LOC),
Series 2002A,
3.69%, 3/1/07                                                                          845         845
Series 2002B,
3.69%, 3/1/07                                                                        2,115       2,115
Wisconsin Health and Educational Facilities Authority Revenue VRDB,
Goodwill Industries Southeastern (JPMorgan Chase Bank LOC),
3.66%, 3/8/07                                                                          680         680
Wisconsin Health and Educational Facilities Authority Revenue VRDB,
Series B, Southwest Health Center (Fifth Third Bank LOC),
3.53%, 3/8/07                                                                        6,040       6,040
Wisconsin Health and Educational Facilities Authority Revenue VRDB,
Series 1997, Alverno College Project (Allied Irish Bank LOC),
3.69%, 3/1/07                                                                        1,000       1,000
Wisconsin Health and Educational Facilities Authority Revenue VRDB,
Series 2002H, Pooled Loan Financing Program (U.S. Bank N.A. LOC),
3.54%, 3/8/07                                                                        5,000       5,000
Wisconsin Health and Educational Facilities Authority Revenue VRDB,
Series 2005, Hospice Care Holdings, Inc. Project (Marshall & Ilsley Bank LOC),
3.66%, 3/8/07                                                                        4,510       4,510
Wisconsin Health and Educational Facilities Authority Revenue VRDB,
Series 2005C, Froedtert and Community Health (AMBAC Insured),
3.62%, 3/8/07                                                                       23,135      23,135
Wisconsin Health and Educational Facilities Authority Revenue VRDB, Series C-2006,
Upland Hills Health (Allied Irish Bank LOC),
3.53%, 3/8/07                                                                        7,300       7,300
Wisconsin Health and Educational Facilities Revenue, Series 2003B,
Wheaton Franciscan Services (U.S. Bank NA LOC),
3.52%, 3/8/07                                                                       30,000      30,000
Wisconsin Public Power, Inc. System Revenue Bonds,
Putters Series 1150 (AMBAC Insured), /(1)/
3.70%, 3/8/07                                                                       11,665      11,665
Wisconsin Rural Water Construction Loan Program,
Revenue BANS,
4.75%, 8/15/07                                                                       7,175       7,209
Wisconsin School Districts Cash Flow Management Program COPS,
Series 2006-A1,
4.50%, 9/19/07                                                                       3,000       3,015
                                                                                             ---------
                                                                                               161,295
                                                                                             ---------
Multiple States Pooled Security - 0.5%
Lehman Brothers Pooled Municipal Trust Receipts Revenue Bonds,
Series P10 Regulation D (MBIA Insured), /(1)/
3.57%, 3/8/07                                                                       21,775      21,775
                                                                                             ---------
Total Municipal Investments (Cost $4,208,832)                                                4,208,832
                                                                                             ---------

       MONEY MARKET PORTFOLIOS 21 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

MONEY MARKET PORTFOLIOS
SCHEDULE OF INVESTMENTS
MUNICIPAL PORTFOLIO (continued)
FEBRUARY 28, 2007 (UNAUDITED)


                                                           NUMBER OF   VALUE
                                                            SHARES     (000S)
                                                           --------- ----------
INVESTMENT COMPANIES - 0.6%
AIM Tax-Exempt Cash Fund                                     22,840      22,840
Dreyfus Tax-Exempt Cash Management Fund                     715,626         716
                                                                     ----------
Total Investment Companies (Cost $23,556)                                23,556
                                                                     ----------
Total Investments - 99.8% (Cost $4,232,388) /(3)/                     4,232,388
Other Assets less Liabilities - 0.2%                                      7,657
                                                                     ----------
NET ASSETS - 100.0%                                                  $4,240,045
                                                                     ----------
--------
(1) Securities exempt from registration under Rule 144A of the Securities Act of 1933.
    These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(2) Restricted security that has been deemed illiquid. At February 28, 2007, the value of these restricted illiquid securities amounted to approximately $27,425,000 or 0.6% of net assets.
    Additional information on each restricted illiquid security is as follows:

                                                     ACQUISITION    ACQUISITION
SECURITY                                                DATE        COST (000S)
--------                                           ---------------- -----------
Park Creek Metropolitan District Revenue Bonds     9/30/05 -2/13/06   $15,000
  (CO), 3.68%, 2/14/08
Florida State Department of Transportation             11/15/05       12,425
  Revenue Bonds (FL),
  3.65%, 5/15/07

(3) The cost for federal income tax purposes was $4,232,388.

At February 28, 2007, the industry sectors for the Municipal Portfolio were:

INDUSTRY SECTOR                                                 % OF NET ASSETS
---------------                                                 ---------------
Administration of Environment and Housing and Real Estate              5.6%
Air, Water Services and Solid Waste Management                         6.4%
Educational Services                                                  18.5%
Executive, Legislative and General Government                         27.9%
General Medical, Surgical and Nursing and Personal Care               11.7%
Health Services and Residential Care                                  10.3%
Urban and Community Development, Housing Programs and Social
  Services                                                             5.1%
All other sectors less than 5%                                        14.5%
Total                                                                100.0%

       MONEY MARKET PORTFOLIOS 22 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

MONEY MARKET PORTFOLIOS
ABBREVIATIONS AND OTHER INFORMATION
MUNICIPAL PORTFOLIO (continued)
FEBRUARY 28, 2007 (UNAUDITED)


The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted notes, or, for floating rate securities, the current reset rate.

Maturity dates represent either the stated date on the security or the next interest reset/puttable date for floating and variable rate securities.

EXPLANATION OF ABBREVIATIONS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS

AMBAC    American Municipal Bond Assurance Corporation

BANS     Bond Anticipation Notes

Colld.   Collateralized

COPS     Certificates of Participation

CP       Commercial Paper

EDA      Economic Development Authority

FGIC     Financial Guaranty Insurance Corporation

FHLMC    Freddie Mac

FNMA     Fannie Mae

FSA      Financial Security Assurance

GIC      Guaranteed Investment Contract

G.O.     General Obligation

Gtd.     Guaranteed

HFA      Housing Finance Authority

IDA      Industrial Development Authority

IDB      Industrial Development Board

IDR      Industrial Development Revenue

LOC      Letter of Credit

MBIA     Municipal Bond Insurance Association

MERLOTS  Municipal Exempt Receipts Liquidity Optional Tender

PCR      Pollution Control Revenue

P-Floats Puttable Floating Rate Security

PSF      Permanent School Fund

RANS     Revenue Anticipation Notes

ROCS     Reset Option Certificates

SFM      Single Family Mortgage

SGB      Societe General Bank

       MONEY MARKET PORTFOLIOS 23 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

MONEY MARKET PORTFOLIOS
ABBREVIATIONS AND OTHER INFORMATION
MUNICIPAL PORTFOLIO (continued)
FEBRUARY 28, 2007 (UNAUDITED)


Soc Gen Societe Generale

STARS   Short Term Adjustable Rate Securities

TANS    Tax Anticipation Notes

TRANS   Tax and Revenue Anticipation Notes

TSB     Trustee Savings Bank

VRDB    Variable Rate Demand Bonds

XLCA    XL Capital Assurance

       MONEY MARKET PORTFOLIOS 24 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

SCHEDULE OF INVESTMENTS
PRIME OBLIGATIONS PORTFOLIO
FEBRUARY 28, 2007 (UNAUDITED)


                                                              PRINCIPAL
                                                               AMOUNT   VALUE
                                                               (000S)   (000S)
                                                              --------- -------
ASSET-BACKED NOTES - 1.8%

Auto Receivables - 0.6%
Capital One Auto Finance Trust, Series 2007-A, Class A1,
5.32%, 2/15/08                                                 $10,000  $10,000
Capital One Prime Auto Receivables Trust, Series 2006-2,
  Class A1,
5.33%, 10/15/07                                                  2,012    2,012
Ford Credit Auto Owner Trust, Series 2006-B, Class A1, /(1)/
5.43%, 9/15/07                                                   1,163    1,163
Ford Credit Auto Owner Trust, Series 2006-C, Class A1, /(1)/
5.36%, 12/15/07                                                  9,047    9,047
Nissan Auto Receivables Owner Trust, Series 2006-C, Class A1,
5.49%, 8/15/07                                                   1,179    1,179
USAA Auto Owner Trust, FRN, Series 2006-4, Class A1,
5.34%, 12/13/07                                                  3,108    3,108
                                                                        -------
                                                                         26,509
                                                                        -------
International Receivables - 1.1%
Granite Master Issuer PLC, FRN, Series 2006-3, Class A4,
5.30%, 3/20/07                                                   7,000    7,000
Holmes Financing PLC, FRN, Series 10A, Class 1A, /(1)/
5.29%, 3/15/07                                                   5,000    5,000
Holmes Master Issuer PLC, FRN, Series 2006-1A, Class 1A,
  /(1)/
5.30%, 3/15/07                                                   7,000    7,000
Mound Financing PLC, FRN, Series 5A, Class 1A, /(1)/
5.29%, 3/8/07                                                    7,000    7,000
Paragon Mortgages PLC, FRN, Series 12A, Class A1, /(1)/
5.30%, 3/15/07                                                   6,740    6,740
Paragon Mortgages PLC, FRN, Series 13A, Class A1, /(1)/
5.31%, 3/15/07                                                   4,924    4,924
Permanent Financing PLC, FRN, Series 9A, Class 1A, /(1)/
5.29%, 3/12/07                                                   5,000    5,000
Permanent Master Issuer PLC, FRN, Series 2006-1, Class 1A,
5.30%, 3/15/07                                                   5,000    5,000
Permanent Master Issuer PLC, FRN, Series 2007-1, Class 1A,
5.31%, 3/1/07                                                    5,000    5,000
                                                                        -------
                                                                         52,664
                                                                        -------
Other Receivables - 0.1%
Caterpillar Financial Asset Trust, Series 2006-A, Class A1,
5.45%, 6/25/07                                                     281      281
CNH Equipment Trust, Series 2006-B, Class A1,
5.39%, 10/5/07                                                   2,886    2,886
                                                                        -------
                                                                          3,167
                                                                        -------
Total Asset-Backed Notes (Cost $82,340)                                  82,340
                                                                        -------
CERTIFICATES OF DEPOSIT - 13.3%

Domestic Depository Institutions - 2.0%
American Express Centurion Bank,
5.34%, 6/19/07                                                  10,000   10,000
Citibank, New York,
5.32%, 3/21/07                                                  60,000   60,000
Washington Mutual Bank, FA, Stockton, California,
5.75%, 7/5/07                                                    3,000    3,003
Washington Mutual Bank, FRCD,
5.34%, 5/18/07                                                  10,000   10,000
5.34%, 5/25/07                                                  10,000   10,000
                                                                        -------
                                                                         93,003
                                                                        -------

    PRIME OBLIGATIONS PORTFOLIO 1 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

SCHEDULE OF INVESTMENTS
PRIME OBLIGATIONS PORTFOLIO (continued)
FEBRUARY 28, 2007 (UNAUDITED)


                                                              PRINCIPAL
                                                               AMOUNT   VALUE
                                                               (000S)   (000S)
                                                              --------- -------
CERTIFICATES OF DEPOSIT - 13.3% - CONTINUED

Foreign Depository Institutions - 11.3%
Alliance & Leicester, London Branch,
5.31%, 4/25/07                                                 $15,000  $15,000
Banco Bilbao Vizcaya Argentaria Branch,
5.30%, 3/16/07                                                  30,000   30,000
5.31%, 4/12/07                                                  20,000   20,000
Bank of Nova Scotia, FRCD,
5.27%, 3/30/07                                                  10,000    9,998
Barclays Bank, London Branch,
5.38%, 5/2/07                                                    5,000    5,000
Barclays Bank, New York Branch,
5.32%, 4/9/07                                                   20,000   20,000
BNP Paribas, London Branch,
5.11%, 3/7/07                                                    1,000    1,000
5.31%, 4/23/07                                                  10,000   10,000
5.41%, 5/21/07                                                  10,000   10,000
5.26%, 9/17/07                                                   5,000    5,000
5.30%, 9/21/07                                                   7,000    7,000
CALYON, London Branch,
5.35%, 8/9/07                                                   10,000   10,000
Canadian Imperial Bank of Commerce, New York Branch,
5.39%, 3/1/07, FRCD                                             15,000   15,000
5.35%, 7/17/07                                                   5,000    5,000
Credit Agricole, London Branch,
5.10%, 3/6/07                                                    5,000    5,000
5.38%, 5/2/07                                                    6,000    6,000
5.37%, 5/25/07                                                   5,000    5,000
5.35%, 6/22/07                                                   1,000    1,000
5.30%, 7/10/07                                                   5,000    5,000
Credit Suisse First Boston, New York Branch,
5.34%, 4/19/07                                                   6,000    6,000
5.30%, 1/14/08                                                   5,000    5,000
5.33%, 1/16/08                                                   7,000    7,000
Depfa Bank PLC, New York Branch,
5.31%, 5/8/07                                                   29,000   29,000
Deutsche Bank, London Branch,
5.34%, 3/1/07, FRCD                                             10,000   10,000
5.42%, 5/21/07                                                   5,000    5,000
5.36%, 10/19/07                                                  5,000    5,000
Deutsche Bank, New York Branch,
5.25%, 10/3/07                                                  10,000    9,996
HBOS Treasury Services, London Branch,
5.31%, 3/27/07                                                  10,000   10,000
5.65%, 6/26/07                                                   3,000    3,000
5.41%, 9/20/07                                                   4,000    4,000
HBOS Treasury Services, New York Branch,
5.38%, 6/1/07                                                    3,000    3,000
5.22%, 12/17/07                                                  7,000    7,000
Intesa Sanpaolo, London Branch,
5.31%, 5/15/07                                                  25,000   25,000
Lloyds Bank, New York Branch,
5.30%, 10/9/07                                                  10,000   10,000

    PRIME OBLIGATIONS PORTFOLIO 2 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

SCHEDULE OF INVESTMENTS
PRIME OBLIGATIONS PORTFOLIO (continued)
FEBRUARY 28, 2007 (UNAUDITED)


                                                             PRINCIPAL
                                                              AMOUNT    VALUE
                                                              (000S)    (000S)
                                                             --------- --------
CERTIFICATES OF DEPOSIT - 13.3% - CONTINUED

Foreign Depository Institutions - 11.3% - (continued)
National Bank of Canada, New York Branch,
5.36%, 1/22/08                                                $ 5,000  $  5,000
Nordea Bank Finland, New York Branch,
5.15%, 3/14/07                                                  2,000     2,000
Royal Bank of Canada, New York Branch,
5.37%, 10/25/07                                                 7,000     7,000
Royal Bank of Scotland, New York Branch,
5.26%, 3/7/07, FRCD                                             5,000     4,998
5.31%, 4/23/07                                                 10,000    10,000
Societe Generale, London Branch,
5.36%, 5/11/07                                                  3,000     3,000
5.36%, 7/17/07                                                  5,000     5,000
5.26%, 9/17/07                                                  5,000     5,000
5.32%, 10/2/07                                                  5,000     5,000
5.30%, 1/3/08                                                   6,000     6,000
Societe Generale, New York Branch, FRCD,
5.39%, 3/1/07                                                  10,000    10,000
Svenska Handelsbanken, Inc., New York Branch,
5.28%, 3/8/07                                                  50,000    50,000
Toronto Dominion Bank, New York Branch,
5.41%, 6/4/07                                                   3,000     3,000
5.71%, 7/9/07                                                   6,000     6,000
UBS AG, Stamford Branch,
5.28%, 3/23/07                                                 50,000    50,000
Unicredito Italiano, London Branch,
5.31%, 7/9/07                                                  10,000    10,000
5.33%, 7/10/07                                                 20,000    20,000
Unicredito Italiano, New York Branch,
5.40%, 3/14/07                                                  3,000     3,000
                                                                       --------
                                                                        528,992
                                                                       --------
Total Certificates of Deposit (Cost $621,995)                           621,995
                                                                       --------
COMMERCIAL PAPER - 38.9%

Auto Receivables - 2.8%
FCAR1 Owner Trust,
5.21%, 7/23/07                                                 10,000     9,792
Ford Credit Floorplan Master Owner Trust A,
Motown Funding LLC, Series 2002, /(1)/
5.29%, 3/12/07                                                 15,000    14,976
5.30%, 3/22/07                                                  8,000     7,975
5.30%, 4/13/07                                                 23,000    22,854
5.30%, 4/23/07                                                 10,000     9,922
New Center Asset Trust,
5.27%, 3/13/07                                                 30,000    29,947
5.26%, 3/19/07                                                 20,000    19,947
5.28%, 4/4/07                                                  15,000    14,925
                                                                       --------
                                                                        130,338
                                                                       --------
Bank Holding Companies - 0.6%
Citigroup Funding, Inc.,
5.27%, 3/21/07                                                 30,000    29,912

Collateralized Loan Obligation - 0.2%
Simba Funding Corp.,
5.28%, 3/22/07                                                 10,000     9,969

    PRIME OBLIGATIONS PORTFOLIO 3 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

SCHEDULE OF INVESTMENTS
PRIME OBLIGATIONS PORTFOLIO (continued)
FEBRUARY 28, 2007 (UNAUDITED)


                                                             PRINCIPAL
                                                              AMOUNT    VALUE
                                                              (000S)    (000S)
                                                             --------- --------
COMMERCIAL PAPER - 38.9% - CONTINUED

Credit Card Master Trust - 3.4%
BA Credit Card Trust, Emerald Certificates, /(1)/
5.28%, 3/5/07                                                 $10,000  $  9,994
5.28%, 3/8/07                                                  29,200    29,170
5.27%, 3/14/07                                                  5,000     4,991
5.27%, 4/5/07                                                  20,000    19,898
5.27%, 4/17/07                                                 15,000    14,897
Capital One Multi Execution Trust, Nova Notes, /(1)/
5.28%, 3/28/07                                                 15,000    14,941
Citibank Credit Card Master Trust, Dakota Certificates,
5.26%, 3/12/07                                                 15,000    14,976
5.27%, 3/16/07                                                 20,000    19,956
5.27%, 3/21/07                                                 15,000    14,956
5.25%, 4/4/07                                                  15,000    14,926
                                                                       --------
                                                                        158,705
                                                                       --------
Multi-Seller Conduits - 24.1%
Amstel Funding Corp.,
5.18%, 3/26/07                                                 20,000    19,928
5.17%, 3/28/07                                                 10,000     9,961
5.21%, 4/16/07                                                  5,000     4,967
5.25%, 4/17/07                                                 10,000     9,932
5.25%, 4/23/07                                                  5,000     4,961
5.18%, 5/25/07                                                  5,000     4,939
Amsterdam Funding,
5.26%, 3/14/07                                                 10,000     9,981
Barton Capital Corp.,
5.27%, 3/6/07 /(1)/                                            30,000    29,978
5.27%, 3/14/07                                                 20,000    19,962
Cedar Springs Capital Co.,
5.28%, 4/5/07                                                  12,000    11,939
5.25%, 4/11/07                                                 15,000    14,910
5.26%, 4/20/07                                                 10,000     9,927
5.26%, 5/11/07                                                 10,000     9,896
Chariot Funding LLC,
5.28%, 3/5/07                                                  11,305    11,298
5.27%, 3/16/07                                                 15,000    14,967
5.27%, 3/21/07                                                 20,000    19,941
Charta Corp.,
5.27%, 3/5/07                                                   5,000     4,997
5.26%, 3/15/07                                                  5,000     4,990
5.26%, 3/22/07                                                 40,000    39,877
Clipper Receivables Corp.,
5.27%, 3/9/07                                                  25,000    24,971
Concord Minuteman Capital Co., /(1)/
5.25%, 5/22/07                                                 10,000     9,880
Corporate Receivables Corp.,
5.27%, 3/6/07                                                  17,400    17,387
5.26%, 3/7/07                                                  20,000    19,982
5.26%, 4/10/07                                                 10,000     9,942
5.26%, 4/12/07 /(1)/                                           20,000    19,877

    PRIME OBLIGATIONS PORTFOLIO 4 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

SCHEDULE OF INVESTMENTS
PRIME OBLIGATIONS PORTFOLIO (continued)
FEBRUARY 28, 2007 (UNAUDITED)


                                                              PRINCIPAL
                                                               AMOUNT   VALUE
                                                               (000S)   (000S)
                                                              --------- -------
COMMERCIAL PAPER - 38.9% - CONTINUED

Multi-Seller Conduits - 24.1% - (continued)
Crown Point Capital Co., /(1)/
5.27%, 3/5/07                                                  $50,169  $50,140
5.28%, 3/7/07                                                   30,000   29,974
5.30%, 3/8/07, FRCP                                              7,000    7,000
Fairway Finance Corp.,
5.28%, 3/26/07, FRCP                                            15,000   15,000
5.25%, 4/12/07                                                  10,000    9,939
Gemini Securitization,
5.27%, 3/2/07                                                   20,000   19,997
5.26%, 3/14/07                                                   5,000    4,991
5.27%, 3/16/07                                                   5,000    4,989
5.26%, 4/23/07                                                  10,000    9,923
George Street Financing LLC, /(1)/
5.28%, 3/22/07                                                  35,000   34,892
5.28%, 3/26/07                                                  17,706   17,641
Gotham Funding Corp., /(1)/
5.30%, 3/2/07                                                   15,000   14,998
5.28%, 3/20/07                                                  10,000    9,972
Kitty Hawk Funding Corp.,
5.28%, 3/28/07                                                  30,000   29,881
Legacy Capital LLC, /(1)/
5.21%, 5/18/07                                                   5,000    4,944
5.20%, 7/6/07                                                   10,000    9,817
Lexington Parker Capital,
5.27%, 3/1/07, FRCP                                             15,000   14,998
5.26%, 3/5/07                                                   10,000    9,994
5.27%, 3/5/07, FRCP                                             25,000   24,998
5.28%, 3/12/07 /(1)/                                            20,000   19,968
5.31%, 4/5/07, FRCP                                             10,000   10,000
5.25%, 4/17/07 /(1)/                                            10,000    9,931
Liberty Street Funding,
5.27%, 3/5/07                                                   25,000   24,985
5.27%, 3/22/07                                                  40,000   39,877
5.28%, 3/26/07                                                  10,000    9,963
Park Avenue Receivables, /(1)/
5.27%, 3/6/07                                                   20,047   20,032
5.27%, 3/16/07                                                  20,000   19,956
5.27%, 3/26/07                                                  25,000   24,909
Sheffield Receivables Corp.,
5.28%, 3/1/07                                                   10,000   10,000
5.27%, 4/16/07                                                  20,000   19,865
5.25%, 4/24/07                                                  10,000    9,921
Thames Asset Global Securitization Number One, Inc.,
5.28%, 3/12/07 /(1)/                                            20,000   19,968
5.27%, 3/20/07                                                  25,000   24,930
Tulip Funding Corp.,
5.28%, 3/30/07                                                  20,000   19,915
Variable Funding,
5.27%, 3/20/07                                                  15,000   14,958
Variable Funding Capital, FRCP,
5.28%, 3/1/07                                                    5,000    5,000

    PRIME OBLIGATIONS PORTFOLIO 5 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

SCHEDULE OF INVESTMENTS
PRIME OBLIGATIONS PORTFOLIO (continued)
FEBRUARY 28, 2007 (UNAUDITED)


                                                           PRINCIPAL
                                                            AMOUNT     VALUE
                                                            (000S)     (000S)
                                                           --------- ----------
COMMERCIAL PAPER - 38.9% - CONTINUED

Multi-Seller Conduits - 24.1% - (continued)
Versailles,
5.27%, 3/7/07                                               $20,000  $   19,982
5.28%, 3/16/07                                               25,000      24,945
5.28%, 3/20/07 /(1)/                                         30,000      29,916
5.28%, 3/26/07 /(1)/                                         10,000       9,963
Victory Receivables Corp.,
5.28%, 3/2/07                                                20,000      19,997
5.28%, 3/15/07                                               20,000      19,959
5.28%, 3/29/07                                               10,000       9,959
                                                                     ----------
                                                                      1,122,377
                                                                     ----------
Other Receivables - 1.8%
Thornburg Mortgage Capital Resources, /(1)/
5.29%, 3/1/07                                                25,000      25,000
5.29%, 3/8/07                                                20,000      19,980
5.29%, 3/12/07                                               15,000      14,976
5.29%, 4/4/07                                                25,000      24,875
                                                                     ----------
                                                                         84,831
                                                                     ----------
Single Seller Conduits - 0.2%
Picaros Funding LLC,
5.28%, 3/27/07                                               10,000       9,962

Structured Investment Vehicles - 5.8%
Aquifer Funding LLC,
5.28%, 3/7/07                                                10,000       9,991
Beta Finance, Inc.,
5.17%, 3/29/07                                               15,000      14,940
Cullinan Finance Corp., /(1)/
5.27%, 3/21/07                                                7,000       6,980
Five Finance Corp., /(1)/
5.22%, 5/17/07                                               10,000       9,888
Grampian Funding Ltd.,
5.20%, 5/16/07                                                7,000       6,923
Mane Funding Corp.,
5.25%, 4/24/07                                               15,000      14,882
North Sea Funding LLC,
5.25%, 4/25/07                                                5,000       4,960
5.25%, 5/25/07                                               10,000       9,876
Perry Global Funding LLC,
5.26%, 3/16/07                                               20,000      19,956
Scaldis Capital LLC,
5.25%, 4/25/07                                               10,000       9,920
Sigma Finance, Inc., /(1)/
5.19%, 5/8/07                                                 7,000       6,931
Solitaire Funding LLC,
5.27%, 3/15/07                                               10,000       9,980
Surrey Funding Corp.,
5.26%, 3/20/07                                               15,000      14,958
5.25%, 4/16/07                                               10,000       9,933
Whistlejacket Capital Ltd., /(1)/
5.28%, 3/6/07                                                20,000      19,985
5.28%, 3/8/07                                                15,558      15,542
5.28%, 3/13/07                                               10,000       9,982
5.27%, 4/4/07                                                20,000      19,900


    PRIME OBLIGATIONS PORTFOLIO 6 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

SCHEDULE OF INVESTMENTS
PRIME OBLIGATIONS PORTFOLIO (continued)
FEBRUARY 28, 2007 (UNAUDITED)


                                                           PRINCIPAL
                                                            AMOUNT     VALUE
                                                            (000S)     (000S)
                                                           --------- ----------
COMMERCIAL PAPER - 38.9% - CONTINUED

Structured Investment Vehicles - 5.8% - (continued)
White Pine Finance LLC, /(1)/
5.27%, 3/1/07                                               $10,000  $   10,000
5.28%, 3/5/07, FRCP                                          10,000      10,000
5.28%, 3/12/07, FRCP                                          3,000       3,000
5.28%, 3/30/07                                               30,000      29,872
                                                                     ----------
                                                                        268,399
                                                                     ----------
Total Commercial Paper (Cost $1,814,493)                              1,814,493
                                                                     ----------
CORPORATE NOTES/BONDS - 7.4%
Bank Holding Companies - 0.4%
HSBC U.S.A. Inc., FRN,
5.32%, 3/15/07                                                5,000       5,000
Wachovia Bank, N.A., FRN,
5.36%, 3/1/07                                                 7,000       7,002
Wachovia Corp., FRN,
5.44%, 4/23/07                                                8,000       8,004
                                                                     ----------
                                                                         20,006
                                                                     ----------
Domestic Depository Institutions - 1.3%
American Express Bank, FSB, FRN,
5.29%, 3/8/07                                                10,000      10,000
5.29%, 3/27/07                                                8,000       8,000
American Express Centurion, FRN,
5.32%, 3/19/07                                                5,000       5,001
5.31%, 3/22/07                                               10,000      10,000
Bank of America, N.A., FRN,
5.28%, 3/1/07                                                 7,000       7,000
Marshall & Ilsley Bank, MTN,
5.16%, 12/17/07                                              15,000      14,982
National City Bank, Cleveland, FRN,
5.34%, 4/4/07                                                 4,000       4,000
                                                                     ----------
                                                                         58,983
                                                                     ----------
Foreign Depository Institutions - 1.4%
Australia and New Zealand Banking Group, FRN, /(1)/
5.34%, 3/5/07                                                10,000      10,000
5.32%, 3/7/07                                                 5,000       5,000
5.32%, 3/23/07                                                1,000       1,000
Nordea Bank Finland, New York, FRN, /(1)/
5.33%, 3/12/07                                                7,000       7,000
Royal Bank of Canada, FRN,
5.37%, 3/12/07                                                8,000       8,000
Royal Bank of Scotland, PLC, FRN, /(1)/
5.31%, 3/21/07                                                5,000       5,000
UBS AG, Stamford,
5.40%, 11/28/07                                              20,000      20,000
Westpac Banking Corp., FRN,
5.39%, 3/12/07                                                1,000       1,000
Westpac Banking Corp, New York, FRN, /(1)/ /(2)/
5.30%, 3/6/07                                                 7,000       7,000
                                                                     ----------
                                                                         64,000
                                                                     ----------


    PRIME OBLIGATIONS PORTFOLIO 7 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

SCHEDULE OF INVESTMENTS
PRIME OBLIGATIONS PORTFOLIO (continued)
FEBRUARY 28, 2007 (UNAUDITED)


                                                              PRINCIPAL
                                                               AMOUNT   VALUE
                                                               (000S)   (000S)
                                                              --------- -------
CORPORATE NOTES/BONDS - 7.4% - CONTINUED
Insurance Carriers - 0.8%
Genworth Global Funding, FRN, /(1)/
5.31%, 3/12/07                                                 $ 7,000  $ 7,000
ING Verzekeringen, FRN, /(1)/
5.29%, 3/5/07                                                   12,000   12,000
MET Life Global Funding I, FRN, /(1)/
5.41%, 3/15/07                                                  10,000   10,000
5.31%, 3/22/07                                                  10,000   10,000
                                                                        -------
                                                                         39,000
                                                                        -------
Non-Depository Personal Credit - 0.5%
General Electric Capital Corp., FRN,
5.45%, 3/9/07                                                    2,000    2,000
5.28%, 3/26/07                                                   9,000    9,000
Household Finance Corp., FRN,
5.41%, 3/1/07                                                    2,000    2,000
HSBC Finance Corp., FRN,
5.33%, 3/6/07                                                    8,000    8,000
5.35%, 3/26/07                                                   5,000    5,000
                                                                        -------
                                                                         26,000
                                                                        -------
Paper and Allied Products - 0.1%
Kimberly Clark, /(1)/
5.26%, 12/19/07                                                  5,000    5,000

Security and Commodity Brokers - 0.5%
Merrill Lynch & Co., FRN, MTN,
5.40%, 3/5/07                                                    5,000    5,000
5.57%, 3/12/07                                                   2,000    2,001
5.30%, 3/26/07                                                   5,000    5,000
5.29%, 3/27/07                                                   5,000    5,000
Morgan Stanley, FRN,
5.38%, 3/15/07                                                   3,000    3,000
5.41%, 3/27/07                                                   5,000    5,000
                                                                        -------
                                                                         25,001
                                                                        -------
Structured Investment Vehicles - 2.3%
Cullinan Finance Corp., MTN, /(1)/
5.31%, 3/12/07, FRN                                              5,000    4,999
5.28%, 3/26/07, FRN                                              4,000    4,000
5.32%, 4/10/07, FRN                                              7,000    6,999
5.34%, 10/10/07                                                 10,000   10,000
Five Finance, Inc., FRN, /(1)/
5.27%, 3/15/07                                                   5,000    5,000
5.33%, 3/15/07                                                   3,000    3,000
Links Finance LLC, FRN, MTN, /(1)/
5.30%, 3/7/07                                                    5,000    5,000
5.29%, 3/15/07                                                   7,000    7,000
5.28%, 3/26/07                                                   3,000    3,000
5.32%, 4/10/07                                                   5,000    5,000
5.32%, 4/11/07                                                   2,000    2,000
5.32%, 4/16/07                                                   5,000    5,000
Sigma Finance, Inc., /(1)/
5.46%, 3/1/07, FRN                                              10,000    9,999
5.32%, 3/15/07, FRN                                              5,000    5,000
5.45%, 10/29/07                                                  5,000    5,000


    PRIME OBLIGATIONS PORTFOLIO 8 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

SCHEDULE OF INVESTMENTS
PRIME OBLIGATIONS PORTFOLIO (continued)
FEBRUARY 28, 2007 (UNAUDITED)


                                                             PRINCIPAL
                                                              AMOUNT    VALUE
                                                              (000S)    (000S)
                                                             --------- --------
CORPORATE NOTES/BONDS - 7.4% - CONTINUED

Structured Investment Vehicles - 2.3% - (continued)
Whistlejacket Capital LLC, FRN, MTN, /(1)/
5.32%, 3/15/07                                                $ 5,000  $  5,000
5.31%, 3/20/07                                                  5,000     5,000
White Pine Finance, LLC, FRN,
5.32%, 3/15/07 /(1)/ /(2)/                                     10,000    10,001
5.28%, 3/26/07 /(1)/                                            5,000     5,000
                                                                       --------
                                                                        105,998
                                                                       --------
Transportation Equipment - 0.1%
American Honda Finance, FRN, /(1)/
5.38%, 3/7/07                                                   3,000     3,000
                                                                       --------
Total Corporate Notes/Bonds (Cost $346,988)                             346,988
                                                                       --------
EURODOLLAR TIME DEPOSITS - 4.7%
Foreign Depository Institutions - 4.7%
ABN AMRO, Amsterdam, Netherlands,
5.34%, 3/1/07                                                  75,000    75,000
Banco Espanol de Credito, Madrid,
5.33%, 4/19/07                                                  5,000     5,000
Banco Santander Centrale, Madrid,
5.34%, 4/4/07                                                   5,000     5,000
Danske Bank, Copenhagen, Denmark,
5.34%, 3/1/07                                                  25,000    25,000
Dexia Bank Belgium, Brussels,
5.28%, 3/15/07                                                 60,000    60,000
ING Bank, Amsterdam,
5.32%, 5/8/07                                                  10,000    10,000
KBC Bank, Paris,
5.33%, 5/17/07                                                  7,000     7,000
National Bank of Canada, Montreal, Canada,
5.34%, 3/29/07                                                 15,000    15,000
Northern Rock PLC, Newcastle,
5.32%, 5/15/07                                                  5,000     5,000
Svenska Handlesbanken, Stockholm,
5.31%, 5/8/07                                                  10,000    10,000
                                                                       --------
                                                                        217,000
                                                                       --------
Total Eurodollar Time Deposits (Cost $217,000)                          217,000
                                                                       --------
MUNICIPAL INVESTMENTS - 0.1%

Administration of Environmental and Housing Programs - 0.1%
State of Texas G.O. Taxable,
Veterans' Land Refunding Bonds, Series 2000,
5.32%, 3/8/07                                                   5,000     5,000
                                                                       --------
Total Municipal Investments (Cost $5,000)                                 5,000
                                                                       --------
U.S. GOVERNMENT AGENCIES - 0.1% /(3)/

Freddie Mac - 0.1%
FHLMC Note,
5.35%, 12/19/07                                                 5,000     5,000
                                                                       --------
Total U.S. Government Agencies (Cost $5,000)                              5,000
                                                                       --------


    PRIME OBLIGATIONS PORTFOLIO 9 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

SCHEDULE OF INVESTMENTS
PRIME OBLIGATIONS PORTFOLIO (continued)
FEBRUARY 28, 2007 (UNAUDITED)


                                                          PRINCIPAL
                                                           AMOUNT     VALUE
                                                           (000S)     (000S)
                                                          --------- ----------
REPURCHASE AGREEMENTS - 34.3%

(Colld. at a minimum of 102%) /(4)/
Bank of America N.A., dated 2/28/07, repurchase price
  $615,091
5.33%, 3/1/07                                             $615,000  $  615,000
Bank of America Securities LLC, dated 2/28/07,
  repurchase price $270,040
5.32%, 3/1/07                                              270,000     270,000
Bank of America Securities LLC, dated 2/28/07,
  repurchase price $115,017
5.33%, 3/1/07                                              115,000     115,000
Bear Stearns, Inc., dated 2/28/07, repurchase price
  $315,047
5.34%, 3/1/07                                              315,000     315,000
Citigroup Global Markets, Inc., dated 2/28/07,
  repurchase price $210,031
5.34%, 3/1/07                                              210,000     210,000
Lehman Brothers, Inc., dated 2/28/07, repurchase price
  $73,337
5.32%, 3/1/07                                               73,326      73,326
                                                                    ----------
Total Repurchase Agreements (Cost $1,598,326)                        1,598,326
                                                                    ----------
Total Investments - 100.6% (Cost $4,691,142) /(5)/                   4,691,142
                                                                    ----------
Liabilities less Other Assets - (0.6)%                                 (29,263)
                                                                    ----------
NET ASSETS - 100.0%                                                 $4,661,879
                                                                    ----------
--------
(1)Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(2)Restricted security that has been deemed illiquid. At February 28, 2007, the value of these restricted illiquid securities amounted to approximately $17,001,000 or 0.4% of net assets. Additional information on each restricted illiquid security is as follows:

                                                        ACQUISITION ACQUISITION
SECURITY                                                   DATE     COST (000S)
--------                                                ----------- -----------
Westpac Banking Corp, New York, FRN,
5.30%, 3/6/07                                            11/16/06     $ 7,000
White Pine Finance, LLC, FRN,
5.32%, 3/15/07 /(2)/                                      2/15/07      10,001

(3)The obligations of certain U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury.
(4)The nature and terms of the collateral received for the repurchase agreements are as follows:

                                                 COUPON            MATURITY
NAME                                             RATES              DATES
----                                             ------         ---------------
FNMA                                              4.43% - 7.00% 4/1/18 - 3/1/37
FHLMC                                             0.00% - 6.00% 4/1/19 - 2/1/37
GNMA                                                  0.00%         7/20/34

(5)The cost for federal income tax purposes was $4,691,142.

   PRIME OBLIGATIONS PORTFOLIO 10 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

ABBREVIATIONS AND OTHER INFORMATION
PRIME OBLIGATIONS PORTFOLIO (continued)
FEBRUARY 28, 2007 (UNAUDITED)


The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted notes, or, for floating rate securities, the current reset rate.

Maturity dates represent either the stated date on the security or the next interest reset/puttable date for floating and variable rate securities.

EXPLANATION OF ABBREVIATIONS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS

Colld. Collateralized

FHLMC Freddie Mac

FRCD Floating Rate Certificates of Deposit

FRCP Floating Rate Commercial Paper

FRN Floating Rate Notes

FSB Federal Savings Bank

G.O. General Obligation

MTN Medium Term Notes

   PRIME OBLIGATIONS PORTFOLIO 11 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

SCHEDULE OF INVESTMENTS
LIQUID ASSETS PORTFOLIO
FEBRUARY 28, 2007 (UNAUDITED)


                                                             PRINCIPAL
                                                              AMOUNT    VALUE
                                                              (000S)    (000S)
                                                             --------- --------
ASSET-BACKED NOTES - 6.4%

Auto Receivables - 0.9%
Capital One Auto Finance Trust,
Series 2007-A, Class A1,
5.32%, 2/15/08                                                $10,000  $ 10,000
Ford Credit Auto Owner Trust,
Series 2006-B, Class A1, /(1)/
5.43%, 9/15/07                                                  2,159     2,159
Ford Credit Auto Owner Trust,
Series 2006-C, Class A1, /(1)/
5.36%, 12/15/07                                                 9,047     9,047
Nissan Auto Receivables Owner Trust,
Series 2006-C, Class A1,
5.49%, 8/15/07                                                  1,684     1,684
                                                                       --------
                                                                         22,890
                                                                       --------
International Receivables - 3.2%
Granite Master Issuer PLC, FRN, Series 2006-3, Class A4,
5.30%, 3/20/07                                                 10,000    10,000
Holmes Financing PLC, FRN, Series 10A, Class 1A, /(1)/
5.29%, 3/15/07                                                  7,000     7,000
Holmes Master Issuer PLC, FRN, Series 2006-1A, Class 1A,
  /(1)/
5.30%, 3/15/07                                                 10,000    10,000
Interstar Millennium Trust, FRN, Series 2006-2GA, Class A1,
  /(1)/
5.30%, 3/27/07                                                 13,720    13,720
Mound Financing PLC, FRN, Series 5A, Class 1A, /(1)/
5.29%, 3/8/07                                                   7,000     7,000
Paragon Mortgages PLC, FRN, Series 12A, Class A1, /(1)/
5.30%, 3/15/07                                                  9,629     9,629
Paragon Mortgages PLC, FRN, Series 13A, Class A1, /(1)/
5.31%, 3/15/07                                                  4,924     4,924
Permanent Financing PLC, FRN, Series 9A, Class 1A, /(1)/
5.29%, 3/12/07                                                  5,000     5,000
Permanent Master Issuer PLC, FRN, Series 2006-1, Class 1A,
5.30%, 3/15/07                                                 10,000    10,000
                                                                       --------
                                                                         77,273
                                                                       --------
Collateralized Loan Obligations - 2.1%
Zais Levered Loan Fund, Ltd., FRN, /(1)/
Series 2006-1A, Class 3,
5.43%, 3/1/07                                                  50,000    50,000

Other Receivables - 0.2%
Caterpillar Financial Asset Trust,
Series 2006-A, Class A1,
5.45%, 6/25/07                                                    393       393
CNH Equipment Trust,
Series 2006-B, Class A1,
5.39%, 10/5/07                                                  4,617     4,617
                                                                       --------
                                                                          5,010
                                                                       --------
Total Asset-Backed Notes (Cost $155,173)                                155,173
                                                                       --------
CERTIFICATES OF DEPOSIT - 16.8%
Domestic Depository Institutions - 2.1%
American Express Centurion Bank,
5.34%, 6/19/07                                                  5,000     5,000
Comerica Bank, FRCD,
5.30%, 3/26/07                                                 15,000    15,001

        LIQUID ASSETS PORTFOLIO 1 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

SCHEDULE OF INVESTMENTS
LIQUID ASSETS PORTFOLIO (continued)
FEBRUARY 28, 2007 (UNAUDITED)


                                                              PRINCIPAL
                                                               AMOUNT   VALUE
                                                               (000S)   (000S)
                                                              --------- -------
CERTIFICATES OF DEPOSIT - 16.8% - CONTINUED

Domestic Depository Institutions - 2.1% - (continued)
Washington Mutual Bank, FRCD,
5.34%, 5/18/07                                                 $15,000  $15,000
5.34%, 5/25/07                                                  10,000   10,000
Washington Mutual Bank, FA, Stockton, California,
5.75%, 7/5/07                                                    5,000    5,005
                                                                        -------
                                                                         50,006
                                                                        -------
Foreign Depository Institutions - 14.7%
Alliance & Leicester, London Branch,
5.31%, 4/25/07                                                   5,000    5,000
Banco Bilbao Vizcaya Argentaria,
5.30%, 3/16/07                                                   5,000    5,000
5.31%, 4/12/07                                                  10,000   10,000
Bank of Nova Scotia, FRCD,
5.27%, 3/30/07                                                  10,000    9,998
BNP Paribas, London Branch,
5.31%, 4/23/07                                                  10,000   10,000
5.41%, 5/21/07                                                  15,000   15,000
5.26%, 9/17/07                                                  10,000   10,000
Canadian Imperial Bank of Commerce, New York Branch,
5.39%, 3/1/07, FRCD                                             25,000   25,000
5.35%, 7/17/07                                                  10,000   10,000
Credit Agricole, London Branch,
5.37%, 5/25/07                                                   7,000    7,000
5.35%, 6/22/07                                                   4,000    4,000
5.30%, 7/10/07                                                   5,000    5,000
Credit Suisse First Boston, New York Branch,
5.30%, 1/14/08                                                   5,000    5,000
5.33%, 1/16/08                                                   5,000    5,000
Deutsche Bank, London Branch,
5.34%, 3/1/07, FRCD                                             15,000   15,000
5.42%, 5/21/07                                                   7,000    7,000
5.36%, 10/19/07                                                  5,000    5,000
Deutsche Bank, New York Branch,
5.13%, 3/12/07                                                  10,000   10,000
5.25%, 10/3/07                                                  10,000    9,996
Fortis Bank, New York Branch,
5.32%, 6/25/07                                                  10,000   10,000
HBOS Treasury Services, London Branch,
5.31%, 3/27/07                                                  20,000   20,000
5.65%, 6/26/07                                                   7,000    7,000
5.41%, 9/20//07                                                  8,000    8,000
Intesa Sanpaolo S.P.A., London Branch,
5.31%, 5/15/07                                                  10,000   10,000
Lloyds Bank, New York Branch,
5.30%, 10/9/07                                                   5,000    5,000
Nordea Bank Finland, New York Branch,
5.11%, 3/7/07                                                   10,000   10,000
5.15%, 3/14/07                                                   5,000    5,000
Royal Bank of Canada, New York Branch,
5.37%, 10/25/07                                                 10,000   10,000
Royal Bank of Scotland, New York Branch,
5.31%, 4/23/07                                                  10,000   10,000
5.26%, 3/7/07, FRCD                                              5,000    4,998


        LIQUID ASSETS PORTFOLIO 2 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

SCHEDULE OF INVESTMENTS
LIQUID ASSETS PORTFOLIO (continued)
FEBRUARY 28, 2007 (UNAUDITED)


                                                             PRINCIPAL
                                                              AMOUNT    VALUE
                                                              (000S)    (000S)
                                                             --------- --------
CERTIFICATES OF DEPOSIT - 16.8% - CONTINUED

Foreign Depository Institutions - 14.7% - (continued)
Societe Generale, London Branch,
5.36%, 7/17/07                                                $ 5,000  $  5,000
5.26%, 9/17/07                                                  8,000     8,000
5.32%, 10/2/07                                                  5,000     5,000
5.30%, 1/3/08                                                   5,000     5,000
Societe Generale, New York Branch, FRCD,
5.39%, 3/1/07                                                  20,000    20,001
Toronto Dominion Bank, New York Branch,
5.41%, 6/4/07                                                   5,000     5,000
5.54%, 6/18/07                                                  3,000     3,000
5.71%, 7/9/07                                                  10,000    10,000
Unicredito Italiano, London Branch,
5.31%, 7/9/07                                                   5,000     5,000
5.33%, 7/10/07                                                 10,000    10,000
Unicredito Italiano, New York Branch,
5.40%, 3/14/07                                                  5,000     5,000
                                                                       --------
                                                                        353,993
                                                                       --------
Total Certificates of Deposit (Cost $403,999)                           403,999
                                                                       --------
COMMERCIAL PAPER - 26.9%

Auto Receivables - 1.8%
FCAR1 Owner Trust,
5.21%, 7/23/07                                                  7,000     6,854
Ford Credit Floorplan Master Owner Trust A,
Motown Funding LLC, Series 2002, /(1)/
5.29%, 3/12/07                                                 12,000    11,981
5.30%, 4/23/07                                                 10,000     9,922
New Center Asset Trust,
5.27%, 3/13/07                                                 15,000    14,974
                                                                       --------
                                                                         43,731
                                                                       --------
Collateralized Loan Obligation - 0.4%
Simba Funding Corp.,
5.28%, 3/22/07                                                 10,000     9,969

Credit Card Master Trust - 2.1%
BA Credit Card Trust, Emerald Certificates, /(1)/
5.27%, 4/5/07                                                  10,000     9,949
5.27%, 4/17/07                                                 15,000    14,897
Citibank Credit Card Master Trust, Dakota Certificates,
5.27%, 3/16/07                                                 10,000     9,978
5.27%, 3/21/07                                                 15,000    14,956
                                                                       --------
                                                                         49,780
                                                                       --------
Multi-Seller Conduits - 14.3%
Amstel Funding Corp.,
5.18%, 3/26/07                                                 25,000    24,910
5.17%, 3/28/07                                                 15,000    14,942
5.25%, 4/23/07                                                  5,000     4,961
5.20%, 6/20/07                                                  5,000     4,920
Barton Capital Corp., /(1)/
5.27%, 3/6/07                                                  15,000    14,989
Cedar Springs Capital Co.,
5.28%, 4/5/07                                                  15,000    14,923
5.25%, 4/11/07                                                 10,000     9,940
5.26%, 4/20/07                                                 10,000     9,927


        LIQUID ASSETS PORTFOLIO 3 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

SCHEDULE OF INVESTMENTS
LIQUID ASSETS PORTFOLIO (continued)
FEBRUARY 28, 2007 (UNAUDITED)


                                                             PRINCIPAL
                                                              AMOUNT    VALUE
                                                              (000S)    (000S)
                                                             --------- --------
COMMERCIAL PAPER - 26.9% - CONTINUED

Multi-Seller Conduits - 14.3% - (continued)
Chariot Funding LLC,
5.27%, 3/16/07                                                $20,000  $ 19,956
5.27%, 3/21/07                                                 15,000    14,956
Charta Corp.,
5.27%, 3/5/07                                                   5,000     4,997
5.26%, 3/15/07                                                 15,000    14,969
Corporate Receivables Corp.,
5.26%, 3/15/07                                                 15,000    14,969
Crown Point Capital Co., /(1)/
5.30%, 3/8/07, FRCP                                            10,000     9,999
5.25%, 4/16/07                                                  5,000     4,966
Fairway Finance Corp.,
5.28%, 3/5/07                                                  15,000    14,991
Gotham Funding Corp., /(1)/
5.28%, 3/5/07                                                  10,000     9,994
Legacy Capital LLC, /(1)/
5.21%, 5/18/07                                                  5,000     4,944
5.20%, 7/6/07                                                  10,000     9,817
Lexington Parker Capital,
5.27%, 3/1/07 FRCP                                             15,000    14,998
5.27%, 3/5/07, FRCP                                            15,000    14,999
5.28%, 3/12/07 /(1)/                                           25,000    24,960
5.31%, 4/5/07, FRCP                                            15,000    15,000
Tulip Funding Corp.,
5.28%, 3/30/07                                                 15,000    14,936
Variable Funding Capital, FRCP,
5.28%, 3/1/07                                                  15,000    15,000
Victory Receivables Corp.,
5.28%, 3/15/07                                                 10,000     9,980
5.28%, 3/29/007                                                10,000     9,959
                                                                       --------
                                                                        343,902
                                                                       --------
Other Receivables - 1.7%
Thornburg Mortgage Capital Resources, /(1)/
5.29%, 3/1/07                                                  10,000    10,000
5.29%, 3/8/07                                                  10,000     9,990
5.29%, 4/4/07                                                  20,000    19,900
                                                                       --------
                                                                         39,890
                                                                       --------
Security and Commodity Brokers - 0.3%
Morgan Stanley, FRCP,
5.36%, 3/1/07                                                   8,000     8,000

Structured Investment Vehicles - 6.3%
Aquifer Funding LLC,
5.28%, 3/7/07                                                  10,000     9,991
Beta Finance, Inc.,
5.17%, 3/29/07                                                 20,000    19,920
Cullinan Finance Corp., /(1)/
5.27%, 3/21/07                                                  8,000     7,977
Deer Valley Funding LLC, /(1)/
5.28%, 3/19/07                                                 10,000     9,974
5.28%, 3/26/07                                                 15,000    14,945
5.28%, 3/28/07                                                 10,000     9,960


        LIQUID ASSETS PORTFOLIO 4 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

SCHEDULE OF INVESTMENTS
LIQUID ASSETS PORTFOLIO (continued)
FEBRUARY 28, 2007 (UNAUDITED)


                                                             PRINCIPAL
                                                              AMOUNT    VALUE
                                                              (000S)    (000S)
                                                             --------- --------
COMMERCIAL PAPER - 26.9% - CONTINUED

Structured Investment Vehicles - 6.3% - (continued)
North Sea Funding LLC,
5.25%, 5/25/07                                                $10,000  $  9,876
Sigma Finance, Inc., /(1)/
5.19%, 5/8/07                                                  10,000     9,902
Solitaire Funding LLC,
5.27%, 3/15/07                                                  5,000     4,990
Whistlejacket Capital Ltd., /(1)/
5.28%, 3/13/07                                                 10,000     9,982
5.27%, 4/4/07                                                  15,000    14,925
White Pine Finance LLC, /(1)/
5.28%, 3/5/07, FRCP                                            10,000    10,001
5.28%, 3/12/07, FRCP                                            5,000     5,000
5.28%, 3/30/07                                                 15,000    14,936
                                                                       --------
                                                                        152,379
                                                                       --------
Total Commercial Paper (Cost $647,651)                                  647,651
                                                                       --------
CORPORATE NOTES/BONDS - 21.5%

Bank Holding Companies - 1.1%
HSBC U.S.A., Inc., FRN,
5.32%, 3/15/07                                                  5,000     5,000
Wachovia Bank, N.A., FRN,
5.36%, 3/1/07                                                  10,000    10,003
Wachovia Corp., FRN,
5.44%, 4/23/07                                                 10,000    10,004
                                                                       --------
                                                                         25,007
                                                                       --------
Domestic Depository Institutions - 3.5%
American Express Bank, FSB, FRN,
5.29%, 3/27/07                                                 20,000    20,000
American Express Centurion, FRN,
5.29%, 3/5/07                                                  10,000    10,000
5.40%, 3/16/07                                                  5,000     5,004
5.32%, 3/19/07                                                 10,000    10,003
Bank of America, N.A.,
5.28%, 3/1/07, FRN                                             10,000    10,000
5.35%, 6/5/07                                                  20,000    20,000
Marshall & Ilsley Bank, MTN,
5.16%, 12/17/07                                                10,000     9,988
                                                                       --------
                                                                         84,995
                                                                       --------
Foreign Depository Institutions - 3.6%
Australia and New Zealand Banking Group, FRN, /(1)/
5.34%, 3/5/07                                                  15,000    15,000
5.32%, 3/23/07                                                  3,000     3,000
Nordea Bank Finland, New York, FRN, /(1)/
5.33%, 3/12/07                                                 14,000    14,000
Royal Bank of Canada, FRN,
5.37%, 3/12/07                                                 15,000    15,000
Royal Bank of Scotland, New York Branch, FRN, /(1)/
5.31%, 3/21/07                                                 15,000    15,000
UBS AG, Stamford,
5.40%, 11/28/07                                                10,000    10,000
Westpac Banking Corp., FRN, /(1) (2)/
5.30%, 3/6/07                                                   5,000     5,000


        LIQUID ASSETS PORTFOLIO 5 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

SCHEDULE OF INVESTMENTS
LIQUID ASSETS PORTFOLIO (continued)
FEBRUARY 28, 2007 (UNAUDITED)


                                                              PRINCIPAL
                                                               AMOUNT   VALUE
                                                               (000S)   (000S)
                                                              --------- -------
CORPORATE NOTES/BONDS - 21.5% - CONTINUED

Foreign Depository Institutions - 3.6% - (continued)
Westpac Banking Corp., New York, FRN, /(1)/
5.39%, 3/12/07                                                 $10,000  $10,000
                                                                        -------
                                                                         87,000
                                                                        -------
Electric Services - 0.4%
National Rural Utility Cooperative, FRN,
5.30%, 3/5/07                                                   10,000   10,000
                                                                        -------
Insurance Carriers - 2.5%
Allstate Life Global Funding II, FRN, /(1)/
5.40%, 3/15/07                                                  10,000   10,000
Genworth Global Funding, FRN, /(1)/
5.31%, 3/12/07                                                  10,000   10,000
ING Verzekeringen NV, FRN,
5.29%, 3/5/07                                                   20,000   20,000
MET Life Global Funding I, FRN, /(1)/
5.41%, 3/15/07                                                  10,000   10,000
5.31%, 3/22/07                                                  10,000   10,000
                                                                        -------
                                                                         60,000
                                                                        -------
Non-Depository Personal Credit - 2.7%
General Electric Capital Corp., FRN,
5.45%, 3/9/07                                                   15,000   15,002
5.28%, 3/26/07                                                  18,000   18,000
Household Finance Corp., FRN,
5.41%, 3/1/07                                                    5,000    5,000
HSBC Finance Corp., FRN,
5.33%, 3/6/07                                                    2,000    2,000
5.35%, 3/26/07                                                  25,000   25,000
                                                                        -------
                                                                         65,002
                                                                        -------
Paper and Allied Products - 0.2%
Kimberly-Clark, /(1)/
5.26%, 12/19/07                                                  5,000    5,000

Security and Commodity Brokers - 1.8%
Lehman Brothers Holdings, FRN,
5.47%, 3/22/07                                                   5,000    5,000
5.33%, 5/28/07                                                   5,000    5,000
Merrill Lynch & Co., FRN, MTN,
5.57%, 3/12/07                                                  15,000   15,003
5.29%, 3/27/07                                                   5,000    5,000
Morgan Stanley, FRN,
5.41%, 3/27/07                                                  12,000   12,000
                                                                        -------
                                                                         42,003
                                                                        -------
Structured Investment Vehicles - 5.5%
Cullinan Finance Corp., /(1)/
5.31%, 3/12/07, FRN                                             10,000    9,998
5.32%, 4/10/07, FRN                                              5,000    4,999
5.34%, 10/10/07                                                 10,000   10,000
Five Finance, Inc., FRN, /(1)/
5.33%, 3/15/07                                                   7,000    6,999


        LIQUID ASSETS PORTFOLIO 6 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

SCHEDULE OF INVESTMENTS
LIQUID ASSETS PORTFOLIO (continued)
FEBRUARY 28, 2007 (UNAUDITED)


                                                             PRINCIPAL
                                                              AMOUNT    VALUE
                                                              (000S)    (000S)
                                                             --------- --------
CORPORATE NOTES/BONDS - 21.5% - CONTINUED

Structured Investment Vehicles - 5.5% - (continued)
Links Finance LLC, FRN, MTN, /(1)/
5.30%, 3/7/07                                                 $ 8,000  $  8,000
5.29%, 3/15/07                                                 15,000    15,000
5.28%, 3/26/07                                                  3,000     3,000
5.32%, 4/10/07                                                 10,000    10,000
5.32%, 4/11/07                                                  5,000     5,000
Sigma Finance, Inc., /(1)/
5.46%, 3/1/07, FRN                                             15,000    14,998
5.32%, 3/15/07, FRN                                            10,000    10,000
5.45%, 10/29/07                                                10,000    10,000
Whistlejacket Capital LLC, FRN, MTN, /(1)/
5.31%, 3/20/07                                                 10,000    10,000
White Pine Finance, FRN,
5.32%, 3/15/07 /(1)/ /(2)/                                     10,000    10,000
5.28%, 3/26/07 /(1)/                                            5,000     5,000
                                                                       --------
                                                                        132,994
                                                                       --------
Transportation Equipment - 0.2%
American Honda Finance, FRN, /(1)/
5.38%, 3/7/07                                                   5,000     5,000
                                                                       --------
Total Corporate Notes/Bonds (Cost $517,001)                             517,001
                                                                       --------
EURODOLLAR TIME DEPOSITS - 4.6%

Foreign Depository Institutions - 4.6%
Banco Bilbao Vizcaya Argentaria, Grand Cayman,
5.50%, 3/1/07                                                  55,000    55,000
Banco Espanol de Credito, Madrid,
5.33%, 4/19/07                                                 10,000    10,000
Danske Bank, Copenhagen, Denmark,
5.34%, 3/1/07                                                  20,000    20,000
KBC Bank, Paris,
5.33%, 5/17/07                                                 10,000    10,000
National Bank of Canada, Montreal, Canada,
5.34%, 3/29/07                                                 15,000    15,000
                                                                       --------
Total Eurodollar Time Deposits (Cost $110,000)                          110,000
                                                                       --------
MUNICIPAL INVESTMENTS - 2.3%

Administration of Environmental and Housing Programs - 0.8%
State of Texas G.O. Taxable VRDB, Veterans' Land,
Series 2000A,
5.32%, 3/8/07                                                  18,350    18,350

Educational Services - 0.2%
Savannah, Georgia, College of Art and Design, Taxable
  Revenue Bonds,
Series 2004 (Bank of America, N.A. LOC),
5.35%, 3/8/07                                                   5,400     5,400

Electric Services - 0.2%
M-S-R Public Power Agency, California, Taxable Revenue
  Bonds,
Series 1998G, San Juan Project (MBIA Insured),
5.36%, 3/8/07                                                   5,700     5,700

Executive, Legislative and General Government - 0.2%
Cook County, Illinois, G.O. Taxable Bonds,
Series 2004D,
5.34%, 3/8/07                                                   5,000     5,000

        LIQUID ASSETS PORTFOLIO 7 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

SCHEDULE OF INVESTMENTS
LIQUID ASSETS PORTFOLIO (continued)
FEBRUARY 28, 2007 (UNAUDITED)


                                                          PRINCIPAL
                                                           AMOUNT     VALUE
                                                           (000S)     (000S)
                                                          --------- ----------
MUNICIPAL INVESTMENTS - 2.3% - CONTINUED

Public Finance, Tax and Monetary - 0.2%
Oakland-Alameda County Coliseum Authority CP Taxable,
Series 1996 A-1, Oakland Coliseum Arena,
5.34%, 3/1/07                                             $  5,000  $    5,000

Real Estate - 0.4%
Fiore Capital LLC, Taxable VRN,
Series 2005A (Marshall & Ilsley Bank LOC),
5.32%, 3/8/07                                                8,245       8,245

Water Services - 0.3%
Olivenhain, California Municipal Water District COP
  Taxable VRDB,
Series 2002 (Bank of America, N.A. LOC),
5.37%, 3/8/07                                                7,040       7,040
                                                                    ----------
Total Municipal Investments (Cost $54,735)                              54,735
                                                                    ----------
U.S. GOVERNMENT AGENCIES - 0.3% /(3)/

Freddie Mac - 0.3%
FHLMC Note,
5.35%, 12/19/07                                              7,000       7,000
                                                                    ----------
Total U.S. Government Agencies (Cost $7,000)                             7,000
                                                                    ----------
REPURCHASE AGREEMENTS - 21.8%

(Colld. at a minimum of 102%) /(4)/
Joint Repurchase Agreements - 1.9%
Bank of America Securities LLC, dated 2/28/07,
  repurchase price $15,127
5.25%, 3/1/07                                               15,125      15,125
Morgan Stanley & Co., Inc., dated 2/28/07, repurchase
  price $10,085
5.26%, 3/1/07                                               10,083      10,083
Societe Generale, New York Branch, dated 2/28/07,
  repurchase price $5,042
5.26%, 3/1/07                                                5,041       5,041
UBS Securities LLC, dated 2/28/07, repurchase price
  $15,127
5.25%, 3/1/07                                               15,125      15,125
                                                                    ----------
                                                                        45,374
                                                                    ----------
(Colld. at a minimum of 102%) /(5)/
Repurchase Agreements - 19.9%
Bank of America, N.A., dated 2/28/07, repurchase price
  $10,001
5.33%, 3/1/07                                               10,000      10,000
Bank of America Securities LLC, N.A., dated 2/28/07,
  repurchase price $35,005
5.33%, 3/1/07                                               35,000      35,000
Citigroup Global Markets, Inc., dated 2/28/07,
  repurchase price $350,052
5.34%, 3/1/07                                              350,000     350,000
Lehman Brothers, Inc., dated 2/28/07, repurchase price
  $84,002
5.32%, 3/1/07                                               83,990      83,990
                                                                    ----------
                                                                       478,990
                                                                    ----------
Total Repurchase Agreements (Cost $524,364)                            524,364
                                                                    ----------
Total Investments - 100.6% (Cost $2,419,923) /(6)/                  $2,419,923
                                                                    ----------
Liabilities less Other Assets - (0.6)%                                 (13,276)
                                                                    ----------
NET ASSETS - 100.0%                                                 $2,406,647
                                                                    ----------


        LIQUID ASSETS PORTFOLIO 8 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

SCHEDULE OF INVESTMENTS
LIQUID ASSETS PORTFOLIO
FEBRUARY 28, 2007 (UNAUDITED)

--------
(1)Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(2)Restricted security that has been deemed illiquid. At February 28, 2007, the value of these restricted illiquid securities amounted to approximately $15,000,000 or 0.6% of net assets. Additional information on each restricted illiquid security is as follows:

                                                                    ACQUISITION
                                                        ACQUISITION    COST
SECURITY                                                   DATE       (000S)
--------                                                ----------- -----------
White Pine Finance, FRN,
5.32%, 3/15/07                                            2/15/07     $10,001
Westpac Banking Corp., FRN,
5.30%, 3/6/07                                            11/16/06       5,000

(3)The obligations of certain U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury.
(4)The nature and terms of the collateral received for the joint repurchase agreements are as follows:

                                              COUPON              MATURITY
NAME                                          RATES                DATES
----                                          ------          -----------------
U.S. Treasury Bonds                            2.00% - 11.75% 11/15/12 -4/15/29
U.S. Treasury Notes                            1.88% - 2.00%  7/15/13 - 1/15/14

(5)The nature and terms of the collateral received for the repurchase agreements are as follows:

                                                  COUPON           MATURITY
 NAME                                             RATES             DATES
 ----                                             ------        ---------------
 FNMA                                              4.00% -6.00% 12/1/17 -2/1/37
 FHLMC                                             0.00% -4.91% 5/1/10 -7/15/36

(6)The cost for federal income tax purposes was $2,419,923.

        LIQUID ASSETS PORTFOLIO 9 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

ABBREVIATIONS AND OTHER INFORMATION
LIQUID ASSETS PORTFOLIO (continued)
FEBRUARY 28, 2007 (UNAUDITED)


The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted notes, or, for floating rate securities, the current reset rate.

Maturity dates represent either the stated date on the security or the next interest reset/puttable date for floating and variable rate securities.

Interest rates are reset daily and interest is payable monthly with respect to all joint repurchase agreements.

EXPLANATION OF ABBREVIATIONS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS

Colld. Collateralized

COP Certificate of Participation

CP Commercial Paper

FHLMC Federal Home Loan Mortgage Corporation

FRCD Floating Rate Certificates of Deposit

FRCP Floating Rate Commercial Paper

FRN Floating Rate Notes

FSB Federal Savings Bank

G.O. General Obligation

LOC Letter of Credit

MBIA Municipal Bond Insurance Association

MTN Medium Term Notes

VRDB Variable Rate Demand Bonds

VRN Variable Rate Note

       LIQUID ASSETS PORTFOLIO 10 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

Item 2. Controls and Procedures.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended, as of a date within 90 days of the filing date of this report.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

(a) Separate certifications for the principal executive and principal financial officers of the registrant as required by Rule 30a-2(a) under the 1940 Act are attached hereto.

                                  SIGNATURES

   Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Institutional Funds

By:          /s/ Lloyd A. Wennlund
             ---------------------------
             Lloyd A. Wennlund,
             President
             (Principal Executive Officer)

Date:        April 27, 2007

   Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

(Registrant) Northern Institutional Funds

By:          /s/ Lloyd A. Wennlund
             ---------------------------------
             Lloyd A. Wennlund,
             President
             (Principal Executive Officer)

Date:        April 27, 2007

By:          /s/ Stuart N. Schuldt
             ---------------------------------
             Stuart N. Schuldt,
             Treasurer
             (Principal Financial and Accounting Officer)

Date:        April 27, 2007